Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a) (14.5%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $80,012	$80,000	$80,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,000)		80,000
TOTAL INVESTMENT SECURITIES (Cost $80,000) - 14.5%		80,000
Net other assets (liabilities) - 85.5%		470,410
NET ASSETS - 100.0%		$550,410

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	5	7/1/24	$(523,945)	$8,046

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2024(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 42	Daily	5.00%	6/20/29	3.60%	$524,000	$(30,896)	$(35,233)	$4,337	$1,904

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

U.S. Treasury Obligation  (61.7%)

	Principal Amount	Value
U. S. Treasury Notes, 4.13%, 3/31/29	$6,405,000	$6,238,870
TOTAL U.S. TREASURY OBLIGATION
(Cost $6,350,416)		6,238,870

Repurchase Agreements(a) (33.1%)
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $3,345,481	3,345,000	3,345,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,345,000)		3,345,000
TOTAL INVESTMENT SECURITIES
(Cost $9,695,416) - 94.8%		9,583,870
Net other assets (liabilities) - 5.2%		531,022
NET ASSETS - 100.0%		$10,114,892

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	7	7/1/24	$733,523	$(14,176)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2024(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 42	Daily	5.00%	6/20/29	3.54%	$8,585,000	$506,500	$601,173	$(94,673)	$(42,016)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (79.7%)

	Shares	Value
Ameris Bancorp (Banks)	1,184	$56,216
Apollo Global Management, Inc. (Financial Services)	793	85,945
Associated Banc-Corp. (Banks)	4,082	86,008
Atlantic Union Bankshares Corp. (Banks)	862	27,386
Axos Financial, Inc.* (Banks)	1,677	84,873
Banc of California, Inc. (Banks)	5,805	79,470
Bank of America Corp. (Banks)	2,423	89,675
Bank of Hawaii Corp. (Banks)	1,044	59,184
Bank OZK (Banks)	1,953	87,201
BankUnited, Inc. (Banks)	2,948	78,800
Banner Corp. (Banks)	561	24,476
BOK Financial Corp. (Banks)	434	38,509
Cadence Bank (Banks)	3,089	85,473
Cathay General Bancorp (Banks)	824	28,379
Citigroup, Inc. (Banks)	1,500	91,995
Citizens Financial Group, Inc. (Banks)	2,513	85,718
Columbia Banking System, Inc. (Banks)	4,421	83,159
Comerica, Inc. (Banks)	1,637	82,128
Commerce Bancshares, Inc. (Banks)	1,377	75,294
Community Bank System, Inc. (Banks)	866	37,429
Corebridge Financial, Inc. (Financial Services)	3,522	93,544
Cullen/Frost Bankers, Inc. (Banks)	795	82,950
CVB Financial Corp. (Banks)	2,714	44,347
East West Bancorp, Inc. (Banks)	1,123	83,652
Eastern Bankshares, Inc. (Banks)	2,276	28,587
Equitable Holdings, Inc. (Financial Services)	2,567	94,749
Essent Group, Ltd. (Financial Services)	1,388	73,522
F.N.B. Corp. (Banks)	5,290	70,569
Fifth Third Bancorp (Banks)	2,372	86,483
First Bancorp (Banks)	3,361	57,977
First Citizens BancShares, Inc. - Class A (Banks)	56	94,458
First Financial Bancorp (Banks)	1,028	22,729
First Financial Bankshares, Inc. (Banks)	1,341	39,640
First Hawaiian, Inc. (Banks)	2,076	43,783
First Horizon Corp. (Banks)	5,762	85,975
First Interstate BancSystem, Inc. - Class A (Banks)	2,066	55,162
First Merchants Corp. (Banks)	686	22,926
Fulton Financial Corp. (Banks)	3,079	50,957
Glacier Bancorp, Inc. (Banks)	1,911	69,140
Hancock Whitney Corp. (Banks)	1,390	63,092
Hilltop Holdings, Inc. (Banks)	957	28,002
Home BancShares, Inc. (Banks)	2,951	69,880
Huntington Bancshares, Inc. (Banks)	6,390	86,073
Independent Bank Corp. (Banks)	797	40,041
Independent Bank Group, Inc. (Banks)	656	24,429
International Bancshares Corp. (Banks)	599	33,334
Jackson Financial, Inc. - Class A (Financial Services)	1,462	99,885
JPMorgan Chase & Co. (Banks)	458	87,817
KeyCorp (Banks)	5,780	83,752
Lakeland Financial Corp. (Banks)	305	17,925
M&T Bank Corp. (Banks)	604	87,212
MGIC Investment Corp. (Financial Services)	4,368	88,583
Mr. Cooper Group, Inc.* (Financial Services)	1,115	86,078
New York Community Bancorp, Inc. (Banks)	25,223	66,841
NMI Holdings, Inc.* - Class A (Financial Services)	1,407	43,420
Northern Trust Corp. (Capital Markets)	1,054	86,839
Old National Bancorp (Banks)	5,141	85,032
Pacific Premier Bancorp, Inc. (Banks)	1,591	34,207
PennyMac Financial Services, Inc. (Financial Services)	683	58,492
Pinnacle Financial Partners, Inc. (Banks)	1,031	79,078
Popular, Inc. (Banks)	1,016	86,350
Prosperity Bancshares, Inc. (Banks)	1,368	84,775
Radian Group, Inc. (Financial Services)	2,923	87,310
Regions Financial Corp. (Banks)	4,381	84,422
Renasant Corp. (Banks)	684	19,877
Seacoast Banking Corp. of Florida (Banks)	1,287	29,691
ServisFirst Bancshares, Inc. (Banks)	521	30,718
Simmons First National Corp. - Class A (Banks)	1,443	24,661
SouthState Corp. (Banks)	1,030	77,971
Synovus Financial Corp. (Banks)	2,176	77,879
Texas Capital Bancshares, Inc.* (Banks)	1,338	76,801
The Bancorp, Inc.* (Banks)	1,488	44,551
The Bank of New York Mellon Corp. (Capital Markets)	1,555	87,842
The PNC Financial Services Group, Inc. (Banks)	574	87,971
Triumph Financial, Inc.* (Banks)	413	29,059
Truist Financial Corp. (Banks)	2,304	86,515
Trustmark Corp. (Banks)	795	23,532
U.S. Bancorp (Banks)	1,994	81,016
UMB Financial Corp. (Banks)	607	48,354
United Bankshares, Inc. (Banks)	1,858	60,311
United Community Banks, Inc. (Banks)	1,857	46,852
Valley National Bancorp (Banks)	10,837	75,967
Voya Financial, Inc. (Financial Services)	1,258	85,745
WaFd, Inc. (Banks)	962	26,061
Walker & Dunlop, Inc. (Financial Services)	675	61,850
Webster Financial Corp. (Banks)	1,772	77,667
Wells Fargo & Co. (Banks)	1,512	89,692
WesBanco, Inc. (Banks)	542	14,634
Western Alliance Bancorp (Banks)	1,430	81,267
Wintrust Financial Corp. (Banks)	883	85,333
WSFS Financial Corp. (Banks)	850	36,321
Zions Bancorp NA (Banks)	2,042	83,273
TOTAL COMMON STOCKS
(Cost $4,094,293)		5,912,748

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (27.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $2,004,288	$2,004,000	$2,004,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,004,000)		2,004,000
TOTAL INVESTMENT SECURITIES
(Cost $6,098,293) - 106.7%		7,916,748
Net other assets (liabilities) - (6.7)%		(494,240)
NET ASSETS - 100.0%		$7,422,508

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $778,000.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	5/23/24	5.93%	$2,569,622	$(81,992)
S&P Banks Select Industry Index	UBS AG	5/23/24	5.78%	2,667,587	(98,124)
				$5,237,209	$(180,116)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Banks	$4,778,945	64.4%
Capital Markets	174,681	2.4%
Financial Services	959,122	12.9%
Other **	1,509,760	20.3%
Total	$7,422,508	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (92.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $5,203,749	$5,203,000	$5,203,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,203,000)		5,203,000
TOTAL INVESTMENT SECURITIES
(Cost $5,203,000) - 92.2%		5,203,000
Net other assets (liabilities) - 7.8%		442,034
NET ASSETS - 100.0%		$5,645,034

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $978,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	6/24/24	$(506,700)	$8,047

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/24	(5.68)%	$(1,437,690)	$18,339
S&P 500	UBS AG	5/28/24	(5.58)%	(3,696,196)	59,522
				$(5,133,886)	$77,861

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (81.5%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	14,867	$355,767
89bio, Inc.* (Biotechnology)	44,181	375,980
AbbVie, Inc. (Biotechnology)	4,900	796,936
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	37,388	624,753
ADMA Biologics, Inc.* (Biotechnology)	65,201	425,111
Agios Pharmaceuticals, Inc.* (Biotechnology)	21,140	687,050
Akero Therapeutics, Inc.* (Biotechnology)	28,097	558,849
Alector, Inc.* (Biotechnology)	26,339	133,802
Alkermes PLC* (Biotechnology)	29,963	735,292
Allogene Therapeutics, Inc.* (Biotechnology)	75,090	207,248
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,850	842,108
Alpine Immune Sciences, Inc.* (Biotechnology)	22,422	1,448,238
Altimmune, Inc.* (Biotechnology)	84,350	552,493
Amgen, Inc. (Biotechnology)	3,201	876,882
Amicus Therapeutics, Inc.* (Biotechnology)	71,251	711,797
AnaptysBio, Inc.* (Biotechnology)	8,667	210,955
Anavex Life Sciences Corp.* (Biotechnology)	64,025	233,691
Apellis Pharmaceuticals, Inc.* (Biotechnology)	14,220	628,382
Apogee Therapeutics, Inc.* (Biotechnology)	6,320	317,896
Arcellx, Inc.* (Biotechnology)	12,114	605,942
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	14,965	382,655
Arcus Biosciences, Inc.* (Biotechnology)	32,461	494,381
Arcutis Biotherapeutics, Inc.* (Biotechnology)	78,600	653,952
Ardelyx, Inc.* (Biotechnology)	100,852	645,453
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	26,201	592,667
ARS Pharmaceuticals, Inc.* (Biotechnology)	10,662	92,759
Astria Therapeutics, Inc.* (Biotechnology)	14,959	137,324
Avid Bioservices, Inc.* (Biotechnology)	50,228	383,240
Avidity Biosciences, Inc.* (Biotechnology)	19,206	463,441
Avita Medical, Inc.* (Biotechnology)	4,932	41,429
Beam Therapeutics, Inc.* (Biotechnology)	23,352	495,529
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	150,019	619,578
Biogen, Inc.* (Biotechnology)	3,926	843,383
Biohaven, Ltd.* (Biotechnology)	15,118	586,578
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,197	823,510
Biomea Fusion, Inc.*(a) (Biotechnology)	45,715	490,979
Blueprint Medicines Corp.* (Biotechnology)	9,494	867,182
Bridgebio Pharma, Inc.* (Biotechnology)	30,241	774,774
C4 Therapeutics, Inc.* (Biotechnology)	79,672	501,934
Cabaletta Bio, Inc.* (Biotechnology)	33,871	360,557
CareDx, Inc.* (Biotechnology)	34,862	270,529
Cargo Therapeutics, Inc.* (Biotechnology)	4,548	86,867
Caribou Biosciences, Inc.* (Biotechnology)	51,744	187,831
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	46,519	700,111
Celldex Therapeutics, Inc.* (Biotechnology)	18,293	684,524
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	21,246	907,417
Cogent Biosciences, Inc.* (Biotechnology)	67,314	437,541
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	20,724	908,126
CRISPR Therapeutics AG* (Biotechnology)	11,104	588,401
Cullinan Therapeutics, Inc.* (Biotechnology)	9,275	250,518
Cytokinetics, Inc.* (Biotechnology)	13,330	817,396
Day One Biopharmaceuticals, Inc.* (Biotechnology)	18,452	315,529
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	20,857	527,056
Denali Therapeutics, Inc.* (Biotechnology)	41,563	641,733
Disc Medicine, Inc.* (Biotechnology)	9,830	273,667
Dynavax Technologies Corp.* (Biotechnology)	66,697	758,345
Dyne Therapeutics, Inc.* (Biotechnology)	32,912	833,003
Editas Medicine, Inc.* (Biotechnology)	77,015	401,248
Exact Sciences Corp.* (Biotechnology)	14,597	866,332
Exelixis, Inc.* (Biotechnology)	39,459	925,708
Fate Therapeutics, Inc.* (Biotechnology)	69,729	275,430
Geron Corp.* (Biotechnology)	230,432	905,598
Gilead Sciences, Inc. (Biotechnology)	11,666	760,623
Halozyme Therapeutics, Inc.* (Biotechnology)	21,002	800,176
Ideaya Biosciences, Inc.* (Biotechnology)	19,236	781,943
ImmunityBio, Inc.*(a) (Biotechnology)	125,229	1,000,580
Immunovant, Inc.* (Biotechnology)	27,655	758,853
Incyte Corp.* (Biotechnology)	14,602	760,034
Inhibrx, Inc.* (Biotechnology)	19,300	656,972
Insmed, Inc.* (Biotechnology)	31,502	778,729
Intellia Therapeutics, Inc.* (Biotechnology)	29,242	625,779
Ionis Pharmaceuticals, Inc.* (Biotechnology)	19,923	822,023
Iovance Biotherapeutics, Inc.* (Biotechnology)	55,821	657,571
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	97,269	753,835
Keros Therapeutics, Inc.* (Biotechnology)	11,421	644,030
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	13,462	252,009
Krystal Biotech, Inc.* (Biotechnology)	5,100	780,912
Kura Oncology, Inc.* (Biotechnology)	29,747	583,636
Kymera Therapeutics, Inc.* (Biotechnology)	20,152	677,510
MacroGenics, Inc.* (Biotechnology)	33,748	498,795
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	3,433	700,401
MannKind Corp.* (Biotechnology)	69,966	287,560
Mersana Therapeutics, Inc.* (Biotechnology)	35,210	111,616
MiMedx Group, Inc.* (Biotechnology)	27,549	169,702
Mirum Pharmaceuticals, Inc.* (Biotechnology)	25,447	638,974
Moderna, Inc.* (Biotechnology)	8,507	938,407
Morphic Holding, Inc.* (Biotechnology)	21,101	575,424
Myriad Genetics, Inc.* (Biotechnology)	23,804	465,844
Natera, Inc.* (Biotechnology)	9,841	914,032
Neurocrine Biosciences, Inc.* (Biotechnology)	6,295	865,814
Novavax, Inc.*(a) (Biotechnology)	160,657	695,645
Nurix Therapeutics, Inc.* (Biotechnology)	20,205	242,864
Nuvalent, Inc.* - Class A (Biotechnology)	10,386	715,388
Olema Pharmaceuticals, Inc.* (Biotechnology)	28,164	286,428
ORIC Pharmaceuticals, Inc.* (Biotechnology)	10,622	93,792

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Protagonist Therapeutics, Inc.* (Biotechnology)	22,861	$574,040
Prothena Corp. PLC* (Biotechnology)	29,001	589,880
PTC Therapeutics, Inc.* (Biotechnology)	28,126	904,251
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	78,319	612,455
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	904	805,157
REGENXBIO, Inc.* (Biotechnology)	17,190	263,867
Relay Therapeutics, Inc.* (Biotechnology)	44,348	289,149
Replimune Group, Inc.* (Biotechnology)	61,361	389,642
REVOLUTION Medicines, Inc.* (Biotechnology)	27,175	1,013,085
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	20,896	830,825
Rocket Pharmaceuticals, Inc.* (Biotechnology)	31,412	675,986
Roivant Sciences, Ltd.* (Biotechnology)	82,060	894,454
Sage Therapeutics, Inc.* (Biotechnology)	37,502	522,778
Sana Biotechnology, Inc.* (Biotechnology)	47,394	426,546
Sarepta Therapeutics, Inc.* (Biotechnology)	7,046	892,446
Scholar Rock Holding Corp.* (Biotechnology)	33,043	484,741
Soleno Therapeutics, Inc.* (Biotechnology)	10,144	453,031
SpringWorks Therapeutics, Inc.* (Biotechnology)	17,157	801,060
Summit Therapeutics, Inc.* (Biotechnology)	62,146	244,234
Syndax Pharmaceuticals, Inc.* (Biotechnology)	35,669	753,686
Tango Therapeutics, Inc.* (Biotechnology)	21,027	161,908
TG Therapeutics, Inc.* (Biotechnology)	52,228	713,434
Travere Therapeutics, Inc.* (Biotechnology)	56,883	314,563
Twist Bioscience Corp.* (Biotechnology)	23,327	728,502
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	17,344	737,814
United Therapeutics Corp.* (Biotechnology)	3,607	845,228
Vaxcyte, Inc.* (Biotechnology)	12,057	730,051
Vera Therapeutics, Inc.* (Biotechnology)	16,704	659,975
Veracyte, Inc.* (Biotechnology)	29,488	577,080
Vericel Corp.* (Biotechnology)	16,472	755,571
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,119	832,364
Verve Therapeutics, Inc.* (Biotechnology)	41,243	247,870
Viking Therapeutics, Inc.* (Biotechnology)	12,209	971,592
Vir Biotechnology, Inc.* (Biotechnology)	41,985	355,193
Viridian Therapeutics, Inc.* (Biotechnology)	39,076	518,148
Voyager Therapeutics, Inc.* (Biotechnology)	11,393	89,093
Xencor, Inc.* (Biotechnology)	21,921	459,026
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	28,479	314,978
TOTAL COMMON STOCKS
(Cost $74,487,971)		76,872,991

Repurchase Agreements(b)(c)  (19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $18,088,603	$18,086,000	$18,086,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,086,000)		18,086,000

Collateral for Securities Loaned(d)  (2.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	2,264,947	$2,264,947
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,264,947)		2,264,947
TOTAL INVESTMENT SECURITIES
(Cost $94,838,918) - 103.1%		97,223,938
Net other assets (liabilities) - (3.1)%		(2,927,652)
NET ASSETS - 100.0%		$94,296,286

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $2,077,813.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $12,519,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	5/23/24	5.93%	$33,474,937	$(93,506)
S&P Biotechnology Select Industry Index	UBS AG	5/23/24	5.93%	31,348,186	(210,961)
				$64,823,123	$(304,467)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Biotechnology	$76,872,991	81.5%
Other **	17,423,295	18.5%
Total	$94,296,286	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

U.S. Treasury Obligation  (62.3%)

	Principal Amount	Value
U.S. Treasury Bills, 5.27%+, 5/9/24^	$130,000,000	$129,847,683
TOTAL U.S. TREASURY OBLIGATION
(Cost $129,848,778)		129,847,683

Repurchase Agreement(a)  (66.7%)

Repurchase Agreement with UMB Bank, N.A., 5.12%, dated 4/30/24, due 5/1/24, total to be received $139,098,435	139,078,655	139,078,655
TOTAL REPURCHASE AGREEMENTS
(Cost $139,078,655)		139,078,655
TOTAL INVESTMENT SECURITIES
(Cost $268,927,433) - 129.0%		268,926,338
Reverse Repurchase Agreements including accrued interest- (52.7)%		(109,888,391)
Net other assets (liabilities) - 23.7%		49,342,578
NET ASSETS - 100.0%		$208,380,525

+	Reflects the effective yield or interest rate in effect at April 30, 2024.
^	$109,888,391 of this security has been pledged as collateral for reverse repurchase agreements.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	366	6/3/24	$108,702,000	$(17,371,121)
CME Bitcoin Futures Contracts	334	7/1/24	99,840,950	(11,937,253)
			$208,542,950	$(29,308,374)

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (82.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	482	$46,518
A.O. Smith Corp. (Building Products)	107	8,864
Abbott Laboratories (Health Care Equipment & Supplies)	1,514	160,439
AbbVie, Inc. (Biotechnology)	1,540	250,466
Accenture PLC - Class A (IT Services)	547	164,597
Adobe, Inc.* (Software)	394	182,356
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,409	223,157
Aflac, Inc. (Insurance)	459	38,395
Agilent Technologies, Inc. (Life Sciences Tools & Services)	256	35,082
Air Products and Chemicals, Inc. (Chemicals)	194	45,850
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	380	60,257
Akamai Technologies, Inc.* (IT Services)	132	13,323
Albemarle Corp. (Chemicals)	102	12,272
Alexandria Real Estate Equities, Inc. (Office REITs)	137	15,874
Align Technology, Inc.* (Health Care Equipment & Supplies)	62	17,508
Allegion PLC (Building Products)	77	9,360
Alliant Energy Corp. (Electric Utilities)	223	11,105
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,140	836,690
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,303	708,446
Altria Group, Inc. (Tobacco)	1,538	67,380
Amazon.com, Inc.* (Broadline Retail)	7,973	1,395,275
Amcor PLC (Containers & Packaging)	1,261	11,273
Ameren Corp. (Multi-Utilities)	229	16,916
American Airlines Group, Inc.* (Passenger Airlines)	571	7,714
American Electric Power Co., Inc. (Electric Utilities)	459	39,488
American Express Co. (Consumer Finance)	499	116,781
American International Group, Inc. (Insurance)	612	46,090
American Tower Corp. (Specialized REITs)	407	69,825
American Water Works Co., Inc. (Water Utilities)	170	20,794
Ameriprise Financial, Inc. (Capital Markets)	87	35,826
AMETEK, Inc. (Electrical Equipment)	201	35,107
Amgen, Inc. (Biotechnology)	467	127,930
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	523	63,162
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	432	86,664
ANSYS, Inc.* (Software)	76	24,691
Aon PLC - Class A (Insurance)	175	49,352
APA Corp. (Oil, Gas & Consumable Fuels)	264	8,300
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,660	2,156,378
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	726	144,220
Aptiv PLC* (Automobile Components)	243	17,253
Arch Capital Group, Ltd.* (Insurance)	324	30,307
Archer-Daniels-Midland Co. (Food Products)	465	27,277
Arista Networks, Inc.* (Communications Equipment)	220	56,443
Arthur J. Gallagher & Co. (Insurance)	189	44,356
Assurant, Inc. (Insurance)	45	7,848
AT&T, Inc. (Diversified Telecommunication Services)	6,236	105,326
Atmos Energy Corp. (Gas Utilities)	132	15,563
Autodesk, Inc.* (Software)	187	39,803
Automatic Data Processing, Inc. (Professional Services)	358	86,597
AutoZone, Inc.* (Specialty Retail)	15	44,346
AvalonBay Communities, Inc. (Residential REITs)	124	23,508
Avery Dennison Corp. (Containers & Packaging)	70	15,210
Axon Enterprise, Inc.* (Aerospace & Defense)	61	19,133
Baker Hughes Co. (Energy Equipment & Services)	873	28,477
Ball Corp. (Containers & Packaging)	275	19,132
Bank of America Corp. (Banks)	6,005	222,244
Bath & Body Works, Inc. (Specialty Retail)	197	8,948
Baxter International, Inc. (Health Care Equipment & Supplies)	443	17,884
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	252	59,119
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,587	629,611
Best Buy Co., Inc. (Specialty Retail)	167	12,298
Biogen, Inc.* (Biotechnology)	126	27,067
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	18	4,856
Bio-Techne Corp. (Life Sciences Tools & Services)	137	8,660
BlackRock, Inc. (Capital Markets)	122	92,066
Blackstone, Inc. (Capital Markets)	627	73,114
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	30	103,561
BorgWarner, Inc. (Automobile Components)	200	6,554
Boston Properties, Inc. (Office REITs)	126	7,798
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,278	91,850
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,775	77,994
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	384	499,303
Broadridge Financial Solutions, Inc. (Professional Services)	103	19,921
Brown & Brown, Inc. (Insurance)	206	16,797
Brown-Forman Corp. - Class B (Beverages)	158	7,560
Builders FirstSource, Inc.* (Building Products)	108	19,745
Bunge Global SA (Food Products)	127	12,924
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	102	7,242
Cadence Design Systems, Inc.* (Software)	237	65,324
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	188	6,734
Camden Property Trust (Residential REITs)	93	9,270
Campbell Soup Co. (Food Products)	172	7,862
Capital One Financial Corp. (Consumer Finance)	332	47,619
Cardinal Health, Inc. (Health Care Providers & Services)	212	21,844
CarMax, Inc.* (Specialty Retail)	138	9,380
Carnival Corp.* (Hotels, Restaurants & Leisure)	879	13,027
Carrier Global Corp. (Building Products)	729	44,826
Catalent, Inc.* (Pharmaceuticals)	158	8,824
Caterpillar, Inc. (Machinery)	444	148,549

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cboe Global Markets, Inc. (Capital Markets)	92	$16,666
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	259	22,505
CDW Corp. (Electronic Equipment, Instruments & Components)	117	28,298
Celanese Corp. (Chemicals)	87	13,364
Cencora, Inc. (Health Care Providers & Services)	144	34,423
Centene Corp.* (Health Care Providers & Services)	466	34,046
CenterPoint Energy, Inc. (Multi-Utilities)	551	16,056
CF Industries Holdings, Inc. (Chemicals)	167	13,188
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	45	10,305
Charter Communications, Inc.* - Class A (Media)	86	22,011
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,513	244,002
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	24	75,830
Chubb, Ltd. (Insurance)	353	87,770
Church & Dwight Co., Inc. (Household Products)	215	23,196
Cincinnati Financial Corp. (Insurance)	137	15,850
Cintas Corp. (Commercial Services & Supplies)	75	49,376
Cisco Systems, Inc. (Communications Equipment)	3,544	166,497
Citigroup, Inc. (Banks)	1,660	101,808
Citizens Financial Group, Inc. (Banks)	407	13,883
CME Group, Inc. (Capital Markets)	314	65,827
CMS Energy Corp. (Multi-Utilities)	257	15,577
Cognizant Technology Solutions Corp. - Class A (IT Services)	434	28,505
Colgate-Palmolive Co. (Household Products)	718	65,999
Comcast Corp. - Class A (Media)	3,456	131,709
Comerica, Inc. (Banks)	115	5,770
Conagra Brands, Inc. (Food Products)	417	12,835
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,028	129,137
Consolidated Edison, Inc. (Multi-Utilities)	301	28,414
Constellation Brands, Inc. - Class A (Beverages)	140	35,484
Constellation Energy Corp. (Electric Utilities)	279	51,877
Copart, Inc.* (Commercial Services & Supplies)	762	41,384
Corning, Inc. (Electronic Equipment, Instruments & Components)	670	22,365
Corpay, Inc.* (Software)	63	19,035
Corteva, Inc. (Chemicals)	612	33,128
CoStar Group, Inc.* (Real Estate Management & Development)	356	32,584
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	387	279,761
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	656	17,948
Crown Castle, Inc. (Specialized REITs)	378	35,449
CSX Corp. (Ground Transportation)	1,724	57,271
Cummins, Inc. (Machinery)	119	33,616
CVS Health Corp. (Health Care Providers & Services)	1,098	74,346
D.R. Horton, Inc. (Household Durables)	260	37,046
Danaher Corp. (Life Sciences Tools & Services)	574	141,560
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	104	15,955
DaVita, Inc.* (Health Care Providers & Services)	47	6,533
Dayforce, Inc.* (Professional Services)	136	8,346
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	22	18,006
Deere & Co. (Machinery)	227	88,850
Delta Air Lines, Inc. (Passenger Airlines)	559	27,989
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	559	28,610
Dexcom, Inc.* (Health Care Equipment & Supplies)	336	42,803
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	156	31,376
Digital Realty Trust, Inc. (Specialized REITs)	264	36,638
Discover Financial Services (Consumer Finance)	218	27,627
Dollar General Corp. (Consumer Staples Distribution & Retail)	191	26,585
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	181	21,403
Dominion Energy, Inc. (Multi-Utilities)	730	37,215
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	30	15,878
Dover Corp. (Machinery)	122	21,875
Dow, Inc. (Chemicals)	613	34,880
DTE Energy Co. (Multi-Utilities)	180	19,858
Duke Energy Corp. (Electric Utilities)	672	66,031
DuPont de Nemours, Inc. (Chemicals)	375	27,188
Eastman Chemical Co. (Chemicals)	102	9,633
Eaton Corp. PLC (Electrical Equipment)	348	110,755
eBay, Inc. (Broadline Retail)	453	23,348
Ecolab, Inc. (Chemicals)	221	49,979
Edison International (Electric Utilities)	335	23,805
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	529	44,790
Electronic Arts, Inc. (Entertainment)	212	26,886
Elevance Health, Inc. (Health Care Providers & Services)	205	108,359
Eli Lilly & Co. (Pharmaceuticals)	696	543,645
Emerson Electric Co. (Electrical Equipment)	499	53,782
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	118	12,834
Entergy Corp. (Electric Utilities)	184	19,627
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	509	67,254
EPAM Systems, Inc.* (IT Services)	50	11,763
EQT Corp. (Oil, Gas & Consumable Fuels)	359	14,392
Equifax, Inc. (Professional Services)	108	23,781
Equinix, Inc. (Specialized REITs)	82	58,311
Equity Residential (Residential REITs)	301	19,384
Essex Property Trust, Inc. (Residential REITs)	56	13,790
Etsy, Inc.* (Broadline Retail)	104	7,142
Everest Group, Ltd. (Insurance)	38	13,924
Evergy, Inc. (Electric Utilities)	200	10,490
Eversource Energy (Electric Utilities)	305	18,489
Exelon Corp. (Electric Utilities)	868	32,619
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	114	15,348

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	127		$14,136
Extra Space Storage, Inc. (Specialized REITs)	184		24,708
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,463		409,569
F5, Inc.* (Communications Equipment)	51		8,431
FactSet Research Systems, Inc. (Capital Markets)	33		13,757
Fair Isaac Corp.* (Software)	22		24,933
Fastenal Co. (Trading Companies & Distributors)	499		33,902
Federal Realty Investment Trust (Retail REITs)	64		6,667
FedEx Corp. (Air Freight & Logistics)	201		52,618
Fidelity National Information Services, Inc. (Financial Services)	517		35,115
Fifth Third Bancorp (Banks)	594		21,657
First Horizon Corp. (Banks)	–	†	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	93		16,396
FirstEnergy Corp. (Electric Utilities)	450		17,253
Fiserv, Inc.* (Financial Services)	523		79,846
FMC Corp. (Chemicals)	109		6,432
Ford Motor Co. (Automobiles)	3,404		41,359
Fortinet, Inc.* (Software)	556		35,128
Fortive Corp. (Machinery)	306		23,033
Fox Corp. - Class A (Media)	209		6,481
Fox Corp. - Class B (Media)	115		3,298
Franklin Resources, Inc. (Capital Markets)	262		5,984
Freeport-McMoRan, Inc. (Metals & Mining)	1,251		62,476
Garmin, Ltd. (Household Durables)	134		19,359
Gartner, Inc.* (IT Services)	68		28,056
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	370		28,209
GE Vernova, Inc.* (Electrical Equipment)	237		36,429
Gen Digital, Inc. (Software)	489		9,848
Generac Holdings, Inc.* (Electrical Equipment)	54		7,342
General Dynamics Corp. (Aerospace & Defense)	198		56,844
General Electric Co. (Industrial Conglomerates)	949		153,567
General Mills, Inc. (Food Products)	495		34,877
General Motors Co. (Automobiles)	1,007		44,842
Genuine Parts Co. (Distributors)	122		19,180
Gilead Sciences, Inc. (Biotechnology)	1,087		70,872
Global Payments, Inc. (Financial Services)	227		27,869
Globe Life, Inc. (Insurance)	75		5,713
Halliburton Co. (Energy Equipment & Services)	776		29,077
Hasbro, Inc. (Leisure Products)	114		6,988
HCA Healthcare, Inc. (Health Care Providers & Services)	173		53,599
Healthpeak Properties, Inc. (Health Care REITs)	617		11,482
Henry Schein, Inc.* (Health Care Providers & Services)	113		7,829
Hess Corp. (Oil, Gas & Consumable Fuels)	240		37,798
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,134		19,278
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	220		43,402
Hologic, Inc.* (Health Care Equipment & Supplies)	205		15,533
Honeywell International, Inc. (Industrial Conglomerates)	575		110,820
Hormel Foods Corp. (Food Products)	253		8,997
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	615		11,605
Howmet Aerospace, Inc. (Aerospace & Defense)	341		22,762
HP, Inc. (Technology Hardware, Storage & Peripherals)	761		21,376
Hubbell, Inc. (Electrical Equipment)	47		17,414
Humana, Inc. (Health Care Providers & Services)	107		32,324
Huntington Bancshares, Inc. (Banks)	1,263		17,013
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	35		9,693
IDEX Corp. (Machinery)	66		14,550
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	72		35,479
Illinois Tool Works, Inc. (Machinery)	237		57,854
Illumina, Inc.* (Life Sciences Tools & Services)	139		17,104
Incyte Corp.* (Biotechnology)	162		8,432
Ingersoll Rand, Inc. (Machinery)	353		32,942
Insulet Corp.* (Health Care Equipment & Supplies)	61		10,488
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,688		112,373
Intercontinental Exchange, Inc. (Capital Markets)	499		64,251
International Business Machines Corp. (IT Services)	798		132,628
International Flavors & Fragrances, Inc. (Chemicals)	223		18,877
International Paper Co. (Containers & Packaging)	302		10,552
Intuit, Inc. (Software)	244		152,651
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	307		113,780
Invesco, Ltd. (Capital Markets)	392		5,555
Invitation Homes, Inc. (Residential REITs)	502		17,168
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	159		36,851
Iron Mountain, Inc. (Specialized REITs)	255		19,768
J.B. Hunt Transport Services, Inc. (Ground Transportation)	71		11,542
Jabil, Inc. (Electronic Equipment, Instruments & Components)	111		13,027
Jack Henry & Associates, Inc. (Financial Services)	64		10,412
Jacobs Solutions, Inc. (Professional Services)	110		15,788
Johnson & Johnson (Pharmaceuticals)	2,100		303,638
Johnson Controls International PLC (Building Products)	594		38,652
JPMorgan Chase & Co. (Banks)	2,522		483,567
Juniper Networks, Inc. (Communications Equipment)	281		9,784
Kellanova (Food Products)	230		13,308
Kenvue, Inc. (Personal Care Products)	1,503		28,286
Keurig Dr Pepper, Inc. (Beverages)	908		30,600
KeyCorp (Banks)	817		11,838

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	152	$22,487
Kimberly-Clark Corp. (Household Products)	294	40,140
Kimco Realty Corp. (Retail REITs)	581	10,824
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,687	30,838
KLA Corp. (Semiconductors & Semiconductor Equipment)	118	81,336
L3Harris Technologies, Inc. (Aerospace & Defense)	165	35,318
Laboratory Corp. of America Holdings (Health Care Providers & Services)	74	14,901
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	114	101,963
Lamb Weston Holdings, Inc. (Food Products)	126	10,501
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	322	14,284
Leidos Holdings, Inc. (Professional Services)	120	16,826
Lennar Corp. - Class A (Household Durables)	216	32,750
Linde PLC (Chemicals)	423	186,525
Live Nation Entertainment, Inc.* (Entertainment)	124	11,025
LKQ Corp. (Distributors)	233	10,049
Lockheed Martin Corp. (Aerospace & Defense)	188	87,407
Loews Corp. (Insurance)	159	11,949
Lowe's Cos., Inc. (Specialty Retail)	502	114,451
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	100	36,060
LyondellBasell Industries N.V. - Class A (Chemicals)	223	22,293
M&T Bank Corp. (Banks)	145	20,937
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	510	13,694
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	321	58,332
MarketAxess Holdings, Inc. (Capital Markets)	33	6,603
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	216	50,912
Marsh & McLennan Cos., Inc. (Insurance)	429	85,555
Martin Marietta Materials, Inc. (Construction Materials)	54	31,702
Masco Corp. (Building Products)	192	13,142
Mastercard, Inc. - Class A (Financial Services)	720	324,864
Match Group, Inc.* (Interactive Media & Services)	237	7,304
McCormick & Co., Inc. (Food Products)	219	16,657
McDonald's Corp. (Hotels, Restaurants & Leisure)	633	172,833
McKesson Corp. (Health Care Providers & Services)	115	61,779
Medtronic PLC (Health Care Equipment & Supplies)	1,160	93,078
Merck & Co., Inc. (Pharmaceuticals)	2,210	285,576
Meta Platforms, Inc. - Class A (Interactive Media & Services)	1,919	825,496
MetLife, Inc. (Insurance)	535	38,028
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	19	23,364
MGM Resorts International* (Hotels, Restaurants & Leisure)	238	9,387
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	471	43,323
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	963	108,780
Microsoft Corp. (Software)	6,481	2,523,249
Mid-America Apartment Communities, Inc. (Residential REITs)	102	13,260
Moderna, Inc.* (Biotechnology)	289	31,880
Mohawk Industries, Inc.* (Household Durables)	46	5,305
Molina Healthcare, Inc.* (Health Care Providers & Services)	51	17,447
Molson Coors Beverage Co. - Class B (Beverages)	162	9,276
Mondelez International, Inc. - Class A (Food Products)	1,174	84,457
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	42	28,112
Monster Beverage Corp.* (Beverages)	644	34,422
Moody's Corp. (Capital Markets)	137	50,735
Morgan Stanley (Capital Markets)	1,093	99,288
Motorola Solutions, Inc. (Communications Equipment)	145	49,177
MSCI, Inc. (Capital Markets)	69	32,140
Nasdaq, Inc. (Capital Markets)	328	19,631
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	180	18,398
Netflix, Inc.* (Entertainment)	377	207,590
Newmont Corp. (Metals & Mining)	1,005	40,843
News Corp. - Class A (Media)	331	7,878
News Corp. - Class B (Media)	100	2,454
NextEra Energy, Inc. (Electric Utilities)	1,789	119,809
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,062	97,980
NiSource, Inc. (Multi-Utilities)	361	10,057
Nordson Corp. (Machinery)	47	12,135
Norfolk Southern Corp. (Ground Transportation)	197	45,373
Northern Trust Corp. (Capital Markets)	179	14,748
Northrop Grumman Corp. (Aerospace & Defense)	123	59,659
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	371	7,019
NRG Energy, Inc. (Electric Utilities)	197	14,316
Nucor Corp. (Metals & Mining)	214	36,065
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,154	1,861,098
NVR, Inc.* (Household Durables)	3	22,317
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	225	57,643
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	574	37,964
Old Dominion Freight Line, Inc. (Ground Transportation)	156	28,347
Omnicom Group, Inc. (Media)	173	16,061
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	373	26,170
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	508	40,193
Oracle Corp. (Software)	1,391	158,226
O'Reilly Automotive, Inc.* (Specialty Retail)	52	52,690

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Otis Worldwide Corp. (Machinery)	354	$32,285
PACCAR, Inc. (Machinery)	456	48,386
Packaging Corp. of America (Containers & Packaging)	78	13,492
Palo Alto Networks, Inc.* (Software)	275	79,995
Paramount Global - Class B (Media)	421	4,795
Parker-Hannifin Corp. (Machinery)	112	61,030
Paychex, Inc. (Professional Services)	279	33,148
Paycom Software, Inc. (Professional Services)	42	7,895
PayPal Holdings, Inc.* (Financial Services)	935	63,505
Pentair PLC (Machinery)	144	11,389
PepsiCo, Inc. (Beverages)	1,199	210,917
Pfizer, Inc. (Pharmaceuticals)	4,925	126,179
PG&E Corp. (Electric Utilities)	1,861	31,842
Philip Morris International, Inc. (Tobacco)	1,354	128,549
Phillips 66 (Oil, Gas & Consumable Fuels)	375	53,704
Pinnacle West Capital Corp. (Electric Utilities)	99	7,291
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	204	54,941
Pool Corp. (Distributors)	34	12,326
PPG Industries, Inc. (Chemicals)	206	26,574
PPL Corp. (Electric Utilities)	643	17,657
Principal Financial Group, Inc. (Insurance)	191	15,116
Prologis, Inc. (Industrial REITs)	806	82,252
Prudential Financial, Inc. (Insurance)	315	34,801
PTC, Inc.* (Software)	104	18,454
Public Service Enterprise Group, Inc. (Multi-Utilities)	435	30,050
Public Storage (Specialized REITs)	138	35,804
PulteGroup, Inc. (Household Durables)	185	20,613
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	84	9,815
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	973	161,372
Quanta Services, Inc. (Construction & Engineering)	127	32,837
Quest Diagnostics, Inc. (Health Care Providers & Services)	97	13,403
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	34	5,564
Raymond James Financial, Inc. (Capital Markets)	164	20,008
Realty Income Corp. (Retail REITs)	725	38,817
Regency Centers Corp. (Retail REITs)	143	8,468
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	92	81,941
Regions Financial Corp. (Banks)	806	15,532
Republic Services, Inc. (Commercial Services & Supplies)	178	34,123
ResMed, Inc. (Health Care Equipment & Supplies)	128	27,391
Revvity, Inc. (Life Sciences Tools & Services)	108	11,067
Robert Half, Inc. (Professional Services)	91	6,292
Rockwell Automation, Inc. (Electrical Equipment)	100	27,096
Rollins, Inc. (Commercial Services & Supplies)	245	10,917
Roper Technologies, Inc. (Software)	93	47,566
Ross Stores, Inc. (Specialty Retail)	294	38,088
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	206	28,764
RTX Corp. (Aerospace & Defense)	1,157	117,458
S&P Global, Inc. (Capital Markets)	280	116,432
Salesforce, Inc. (Software)	844	226,986
SBA Communications Corp. (Specialized REITs)	94	17,495
Schlumberger N.V. (Energy Equipment & Services)	1,245	59,113
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	170	14,605
Sempra (Multi-Utilities)	549	39,326
ServiceNow, Inc.* (Software)	179	124,106
Simon Property Group, Inc. (Retail REITs)	284	39,910
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	140	14,923
Snap-on, Inc. (Machinery)	46	12,326
Solventum Corp.* (Health Care Providers & Services)	120	7,801
Southwest Airlines Co. (Passenger Airlines)	520	13,489
Stanley Black & Decker, Inc. (Machinery)	134	12,248
Starbucks Corp. (Hotels, Restaurants & Leisure)	988	87,428
State Street Corp. (Capital Markets)	263	19,065
Steel Dynamics, Inc. (Metals & Mining)	133	17,306
STERIS PLC (Health Care Equipment & Supplies)	86	17,592
Stryker Corp. (Health Care Equipment & Supplies)	295	99,268
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	44	37,787
Synchrony Financial (Consumer Finance)	355	15,613
Synopsys, Inc.* (Software)	133	70,568
Sysco Corp. (Consumer Staples Distribution & Retail)	434	32,255
T. Rowe Price Group, Inc. (Capital Markets)	195	21,366
Take-Two Interactive Software, Inc.* (Entertainment)	138	19,708
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	200	7,984
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	194	22,128
Target Corp. (Consumer Staples Distribution & Retail)	403	64,875
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	269	38,058
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	41	15,641
Teleflex, Inc. (Health Care Equipment & Supplies)	41	8,559
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	133	15,471
Tesla, Inc.* (Automobiles)	2,417	442,987
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	793	139,901
Textron, Inc. (Aerospace & Defense)	171	14,465
The AES Corp. (Independent Power and Renewable Electricity Producers)	584	10,454
The Allstate Corp. (Insurance)	229	38,944
The Bank of New York Mellon Corp. (Capital Markets)	662	37,396
The Boeing Co.* (Aerospace & Defense)	500	83,920
The Charles Schwab Corp. (Capital Markets)	1,298	95,987

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Cigna Group (Health Care Providers & Services)	255	$91,045
The Clorox Co. (Household Products)	108	15,970
The Coca-Cola Co. (Beverages)	3,394	209,647
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	173	15,407
The Estee Lauder Cos., Inc. (Personal Care Products)	203	29,783
The Goldman Sachs Group, Inc. (Capital Markets)	284	121,186
The Hartford Financial Services Group, Inc. (Insurance)	260	25,191
The Hershey Co. (Food Products)	131	25,404
The Home Depot, Inc. (Specialty Retail)	868	290,102
The Interpublic Group of Cos., Inc. (Media)	334	10,167
The J.M. Smucker Co. (Food Products)	93	10,681
The Kraft Heinz Co. (Food Products)	695	26,834
The Kroger Co. (Consumer Staples Distribution & Retail)	577	31,954
The Mosaic Co. (Chemicals)	285	8,946
The PNC Financial Services Group, Inc. (Banks)	347	53,181
The Procter & Gamble Co. (Household Products)	2,052	334,886
The Progressive Corp. (Insurance)	510	106,207
The Sherwin-Williams Co. (Chemicals)	205	61,419
The Southern Co. (Electric Utilities)	951	69,899
The TJX Cos., Inc. (Specialty Retail)	994	93,525
The Travelers Cos., Inc. (Insurance)	199	42,220
The Walt Disney Co. (Entertainment)	1,600	177,760
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,061	40,700
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	337	191,659
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	455	74,697
Tractor Supply Co. (Specialty Retail)	94	25,670
Trane Technologies PLC (Building Products)	198	62,833
TransDigm Group, Inc. (Aerospace & Defense)	48	59,905
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	217	13,035
Truist Financial Corp. (Banks)	1,163	43,671
Tyler Technologies, Inc.* (Software)	37	17,077
Tyson Foods, Inc. - Class A (Food Products)	250	15,163
U.S. Bancorp (Banks)	1,358	55,176
Uber Technologies, Inc.* (Ground Transportation)	1,795	118,955
UDR, Inc. (Residential REITs)	264	10,053
Ulta Beauty, Inc.* (Specialty Retail)	42	17,003
Union Pacific Corp. (Ground Transportation)	532	126,169
United Airlines Holdings, Inc.* (Passenger Airlines)	286	14,718
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	631	93,060
United Rentals, Inc. (Trading Companies & Distributors)	59	39,411
UnitedHealth Group, Inc. (Health Care Providers & Services)	807	390,347
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	53	9,033
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	297	47,481
Ventas, Inc. (Health Care REITs)	351	15,542
Veralto Corp. (Commercial Services & Supplies)	191	17,893
VeriSign, Inc.* (IT Services)	77	13,050
Verisk Analytics, Inc. (Professional Services)	126	27,463
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,667	144,810
Vertex Pharmaceuticals, Inc.* (Biotechnology)	225	88,382
Viatris, Inc. (Pharmaceuticals)	1,046	12,102
VICI Properties, Inc. (Specialized REITs)	902	25,752
Visa, Inc. - Class A (Financial Services)	1,379	370,413
Vulcan Materials Co. (Construction Materials)	116	29,885
W.R. Berkley Corp. (Insurance)	177	13,624
W.W. Grainger, Inc. (Trading Companies & Distributors)	39	35,933
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	624	11,064
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,734	221,613
Warner Bros. Discovery, Inc.* (Entertainment)	1,935	14,242
Waste Management, Inc. (Commercial Services & Supplies)	320	66,566
Waters Corp.* (Life Sciences Tools & Services)	52	16,070
WEC Energy Group, Inc. (Multi-Utilities)	275	22,726
Wells Fargo & Co. (Banks)	3,139	186,205
Welltower, Inc. (Health Care REITs)	483	46,021
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	65	23,236
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	283	20,045
Westinghouse Air Brake Technologies Corp. (Machinery)	156	25,128
Westrock Co. (Containers & Packaging)	224	10,743
Weyerhaeuser Co. (Specialized REITs)	636	19,188
Willis Towers Watson PLC (Insurance)	89	22,351
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	83	7,607
Xcel Energy, Inc. (Electric Utilities)	481	25,844
Xylem, Inc. (Machinery)	210	27,447
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	245	34,606
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	45	14,155
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	182	21,891
Zoetis, Inc. (Pharmaceuticals)	400	63,696
TOTAL COMMON STOCKS
(Cost $16,114,053)		36,835,286

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (16.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $7,419,068	$7,418,000	$7,418,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,418,000)		7,418,000
TOTAL INVESTMENT SECURITIES
(Cost $23,532,053) - 99.5%		44,253,286
Net other assets (liabilities) - 0.5%		226,950
NET ASSETS - 100.0%		$44,480,236

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,206,000.

REIT	Real Estate Investment Trust

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	6/24/24	$1,773,450	$(28,204)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/24	5.93%	$5,249,706	$(79,915)
S&P 500	UBS AG	5/28/24	5.93%	624,426	(10,062)
				$5,874,132	$(89,977)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Bull ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$566,564	1.3%
Air Freight & Logistics	167,056	0.4%
Automobile Components	23,807	0.1%
Automobiles	529,188	1.2%
Banks	1,252,488	2.8%
Beverages	537,906	1.2%
Biotechnology	686,970	1.5%
Broadline Retail	1,425,764	3.2%
Building Products	197,422	0.4%
Capital Markets	1,027,631	2.3%
Chemicals	570,549	1.3%
Commercial Services & Supplies	220,259	0.5%
Communications Equipment	290,332	0.7%
Construction & Engineering	32,837	0.1%
Construction Materials	61,587	0.1%
Consumer Finance	207,640	0.5%
Consumer Staples Distribution & Retail	689,511	1.5%
Containers & Packaging	80,402	0.2%
Distributors	41,555	0.1%
Diversified Telecommunication Services	250,136	0.6%
Electric Utilities	577,443	1.3%
Electrical Equipment	287,925	0.6%
Electronic Equipment, Instruments & Components	230,228	0.5%
Energy Equipment & Services	116,667	0.3%
Entertainment	457,211	1.0%
Financial Services	1,541,635	3.5%
Food Products	307,777	0.7%
Gas Utilities	15,563	NM
Ground Transportation	387,657	0.9%
Health Care Equipment & Supplies	921,067	2.1%
Health Care Providers & Services	979,059	2.2%
Health Care REITs	73,045	0.2%
Hotel & Resort REITs	11,605	NM
Hotels, Restaurants & Leisure	762,832	1.7%
Household Durables	137,390	0.3%
Household Products	480,191	1.1%
Independent Power and Renewable Electricity Producers	10,454	NM
Industrial Conglomerates	310,905	0.7%
Industrial REITs	82,252	0.2%
Insurance	790,388	1.8%
Interactive Media & Services	2,377,936	5.3%
IT Services	391,922	0.9%
Leisure Products	6,988	NM
Life Sciences Tools & Services	519,814	1.2%
Machinery	663,643	1.5%
Media	204,854	0.5%
Metals & Mining	156,690	0.3%
Multi-Utilities	236,195	0.5%
Office REITs	23,672	0.1%
Oil, Gas & Consumable Fuels	1,388,361	3.1%
Passenger Airlines	63,910	0.1%
Personal Care Products	58,069	0.1%
Pharmaceuticals	1,421,655	3.2%
Professional Services	246,057	0.6%
Real Estate Management & Development	55,089	0.1%
Residential REITs	106,433	0.2%
Retail REITs	104,686	0.2%
Semiconductors & Semiconductor Equipment	3,744,854	8.4%
Software	3,819,995	8.7%
Specialized REITs	342,937	0.8%
Specialty Retail	706,501	1.6%
Technology Hardware, Storage & Peripherals	2,287,867	5.1%
Textiles, Apparel & Luxury Goods	165,594	0.4%
Tobacco	195,929	0.4%
Trading Companies & Distributors	109,246	0.2%
Water Utilities	20,794	NM
Wireless Telecommunication Services	74,697	0.2%
Other **	7,644,950	17.2%
Total	$44,480,236	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (89.8%)

	Shares	Value
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,933	$965,774
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,966	817,602
AT&T, Inc. (Diversified Telecommunication Services)	18,391	310,624
Charter Communications, Inc.* - Class A (Media)	1,010	258,500
Comcast Corp. - Class A (Media)	7,494	285,597
Electronic Arts, Inc. (Entertainment)	2,448	310,455
Fox Corp. - Class A (Media)	2,448	75,912
Fox Corp. - Class B (Media)	1,350	38,718
Live Nation Entertainment, Inc.* (Entertainment)	1,452	129,097
Match Group, Inc.* (Interactive Media & Services)	2,781	85,710
Meta Platforms, Inc. - Class A (Interactive Media & Services)	3,340	1,436,768
Netflix, Inc.* (Entertainment)	526	289,637
News Corp. - Class A (Media)	3,888	92,534
News Corp. - Class B (Media)	1,173	28,785
Omnicom Group, Inc. (Media)	2,026	188,094
Paramount Global - Class B (Media)	4,936	56,221
Take-Two Interactive Software, Inc.* (Entertainment)	1,622	231,638
The Interpublic Group of Cos., Inc. (Media)	3,919	119,294
The Walt Disney Co. (Entertainment)	2,668	296,415
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,992	327,027
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,772	306,916
Warner Bros. Discovery, Inc.* (Entertainment)	22,705	167,109
TOTAL COMMON STOCKS
(Cost $5,060,985)		6,818,427

Repurchase Agreements(a)(b)  (15.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,193,172	$1,193,000	$1,193,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,193,000)		1,193,000
TOTAL INVESTMENT SECURITIES
(Cost $6,253,985) - 105.5%		8,011,427
Net other assets (liabilities) - (5.5)%		(414,620)
NET ASSETS - 100.0%		$7,596,807

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $717,000.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$2,626,778	$(124,421)
S&P Communication Services Select Sector Index	UBS AG	5/23/24	5.68%	1,979,648	(91,279)
				$4,606,426	$(215,700)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$617,540	8.1%
Entertainment	1,424,351	18.7%
Interactive Media & Services	3,305,854	43.6%
Media	1,143,655	15.1%
Wireless Telecommunication Services	327,027	4.3%
Other **	778,380	10.2%
Total	$7,596,807	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (80.2%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,936	$782,702
Amazon.com, Inc.* (Broadline Retail)	53,749	9,406,076
Aptiv PLC* (Automobile Components)	3,163	224,573
AutoZone, Inc.* (Specialty Retail)	196	579,454
Bath & Body Works, Inc. (Specialty Retail)	2,562	116,366
Best Buy Co., Inc. (Specialty Retail)	2,174	160,093
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	395	1,363,551
BorgWarner, Inc. (Automobile Components)	2,607	85,431
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,447	87,652
CarMax, Inc.* (Specialty Retail)	1,791	121,734
Carnival Corp.* (Hotels, Restaurants & Leisure)	11,420	169,244
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	311	982,636
D.R. Horton, Inc. (Household Durables)	3,385	482,329
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,354	207,717
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	291	238,175
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	395	209,062
eBay, Inc. (Broadline Retail)	5,884	303,261
Etsy, Inc.* (Broadline Retail)	1,359	93,323
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,482	199,522
Ford Motor Co. (Automobiles)	44,236	537,467
Garmin, Ltd. (Household Durables)	1,735	250,655
General Motors Co. (Automobiles)	13,086	582,720
Genuine Parts Co. (Distributors)	1,590	249,964
Hasbro, Inc. (Leisure Products)	1,479	90,663
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,858	563,826
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,186	185,691
Lennar Corp. - Class A (Household Durables)	2,802	424,839
LKQ Corp. (Distributors)	3,034	130,856
Lowe's Cos., Inc. (Specialty Retail)	6,518	1,486,039
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,301	469,141
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,795	660,018
McDonald's Corp. (Hotels, Restaurants & Leisure)	6,303	1,720,970
MGM Resorts International* (Hotels, Restaurants & Leisure)	3,099	122,225
Mohawk Industries, Inc.* (Household Durables)	599	69,077
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	13,797	1,272,910
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	4,823	91,251
NVR, Inc.* (Household Durables)	36	267,799
O'Reilly Automotive, Inc.* (Specialty Retail)	670	678,884
Pool Corp. (Distributors)	439	159,151
PulteGroup, Inc. (Household Durables)	2,405	267,965
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	442	72,329
Ross Stores, Inc. (Specialty Retail)	3,816	494,363
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	2,674	373,371
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,833	1,135,592
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	2,602	103,872
Tesla, Inc.* (Automobiles)	30,625	5,612,950
The Home Depot, Inc. (Specialty Retail)	11,000	3,676,420
The TJX Cos., Inc. (Specialty Retail)	12,917	1,215,361
Tractor Supply Co. (Specialty Retail)	1,225	334,523
Ulta Beauty, Inc.* (Specialty Retail)	550	222,662
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,082	99,165
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,184	449,740
TOTAL COMMON STOCKS
(Cost $26,863,398)		39,885,360

Repurchase Agreements(a)(b)  (18.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $9,352,346	$9,351,000	$9,351,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,351,000)		9,351,000
TOTAL INVESTMENT SECURITIES
(Cost $36,214,398) - 99.0%		49,236,360
Net other assets (liabilities) - 1.0%		511,592
NET ASSETS - 100.0%		$49,747,952

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $6,775,000.

Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$17,667,782	$272,023
S&P Consumer Discretionary Select Sector Index	UBS AG	5/23/24	5.68%	17,362,920	224,229
				$35,030,702	$496,252

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Automobile Components	$310,004	0.6%
Automobiles	6,733,137	13.5%
Broadline Retail	9,802,659	19.6%
Distributors	539,971	1.1%
Hotels, Restaurants & Leisure	9,403,935	18.9%
Household Durables	1,762,664	3.6%
Leisure Products	90,663	0.2%
Specialty Retail	9,085,900	18.3%
Textiles, Apparel & Luxury Goods	2,156,427	4.4%
Other **	9,862,592	19.8%
Total	$49,747,952	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (73.7%)

	Shares	Value
Altria Group, Inc. (Tobacco)	3,122	$136,775
Archer-Daniels-Midland Co. (Food Products)	944	55,375
Brown-Forman Corp. - Class B (Beverages)	321	15,360
Bunge Global SA (Food Products)	257	26,152
Campbell Soup Co. (Food Products)	350	15,999
Church & Dwight Co., Inc. (Household Products)	437	47,148
Colgate-Palmolive Co. (Household Products)	1,458	134,019
Conagra Brands, Inc. (Food Products)	847	26,071
Constellation Brands, Inc. - Class A (Beverages)	285	72,236
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	693	500,969
Dollar General Corp. (Consumer Staples Distribution & Retail)	388	54,006
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	366	43,280
General Mills, Inc. (Food Products)	1,005	70,812
Hormel Foods Corp. (Food Products)	513	18,242
Kellanova (Food Products)	467	27,021
Kenvue, Inc. (Personal Care Products)	3,053	57,457
Keurig Dr Pepper, Inc. (Beverages)	1,845	62,177
Kimberly-Clark Corp. (Household Products)	597	81,508
Lamb Weston Holdings, Inc. (Food Products)	256	21,335
McCormick & Co., Inc. (Food Products)	446	33,923
Molson Coors Beverage Co. - Class B (Beverages)	327	18,724
Mondelez International, Inc. - Class A (Food Products)	2,384	171,504
Monster Beverage Corp.* (Beverages)	1,309	69,966
PepsiCo, Inc. (Beverages)	1,108	194,908
Philip Morris International, Inc. (Tobacco)	1,950	185,133
Sysco Corp. (Consumer Staples Distribution & Retail)	882	65,550
Target Corp. (Consumer Staples Distribution & Retail)	819	131,843
The Clorox Co. (Household Products)	220	32,531
The Coca-Cola Co. (Beverages)	6,074	375,191
The Estee Lauder Cos., Inc. (Personal Care Products)	412	60,445
The Hershey Co. (Food Products)	265	51,389
The J.M. Smucker Co. (Food Products)	188	21,592
The Kraft Heinz Co. (Food Products)	1,413	54,556
The Kroger Co. (Consumer Staples Distribution & Retail)	1,172	64,905
The Procter & Gamble Co. (Household Products)	3,673	599,435
Tyson Foods, Inc. - Class A (Food Products)	506	30,689
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,269	22,499
Walmart, Inc. (Consumer Staples Distribution & Retail)	6,681	396,517
TOTAL COMMON STOCKS
(Cost $3,071,704)		4,047,242

Repurchase Agreements(a)(b)  (7.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $392,056	$392,000	$392,000
TOTAL REPURCHASE AGREEMENTS
(Cost $392,000)		392,000
TOTAL INVESTMENT SECURITIES
(Cost $3,463,704) - 80.8%		4,439,242
Net other assets (liabilities) - 19.2%		1,055,216
NET ASSETS - 100.0%		$5,494,458

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $370,000.

Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$906,149	$2,026
S&P Consumer Staples Select Sector Index	UBS AG	5/23/24	5.68%	3,306,033	5,782
				$4,212,182	$7,808

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Consumer Staples UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Beverages	$808,562	14.7%
Consumer Staples Distribution & Retail	1,279,570	23.3%
Food Products	624,660	11.4%
Household Products	894,640	16.3%
Personal Care Products	117,902	2.1%
Tobacco	321,908	5.9%
Other **	1,447,216	26.3%
Total	$5,494,458	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Energy UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (82.1%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	5,566	$174,995
Baker Hughes Co. (Energy Equipment & Services)	15,442	503,718
Chevron Corp. (Oil, Gas & Consumable Fuels)	26,766	4,316,553
ConocoPhillips (Oil, Gas & Consumable Fuels)	18,176	2,283,269
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	11,605	317,513
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	9,887	506,017
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,762	555,521
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	9,001	1,189,302
EQT Corp. (Oil, Gas & Consumable Fuels)	6,348	254,491
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	50,307	5,949,808
Halliburton Co. (Energy Equipment & Services)	13,733	514,576
Hess Corp. (Oil, Gas & Consumable Fuels)	4,247	668,860
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	29,834	545,366
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	9,029	242,429
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,679	1,031,988
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,154	671,586
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,988	711,131
Phillips 66 (Oil, Gas & Consumable Fuels)	6,635	950,198
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,605	970,899
Schlumberger N.V. (Energy Equipment & Services)	22,022	1,045,604
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,440	392,366
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	18,769	719,979
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	5,252	839,637
TOTAL COMMON STOCKS
(Cost $9,059,140)		25,355,806

Repurchase Agreements(a)(b)  (23.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $7,170,032	$7,169,000	$7,169,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,169,000)		7,169,000
TOTAL INVESTMENT SECURITIES
(Cost $16,228,140) - 105.3%		32,524,806
Net other assets (liabilities) - (5.3)%		(1,626,585)
NET ASSETS - 100.0%		$30,898,221

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $4,341,000.

Energy UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$9,809,443	$(286,062)
S&P Energy Select Sector Index	UBS AG	5/23/24	5.63%	11,423,530	(376,126)
				$21,232,973	$(662,188)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$2,063,898	6.7%
Oil, Gas & Consumable Fuels	23,291,908	75.4%
Other **	5,542,415	17.9%
Total	$30,898,221	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	1,532	$91,399
ArcelorMittal SANYS (Metals & Mining)	1,997	49,945
Argenx SE*ADR (Biotechnology)	137	51,444
Ascendis Pharma A/S*ADR (Biotechnology)	410	56,760
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	164	143,084
AstraZeneca PLCADR (Pharmaceuticals)	1,012	76,791
Barclays PLCADR(a) (Banks)	7,523	77,036
BioNTech SE*ADR (Biotechnology)	547	48,585
BP PLCADR (Oil, Gas & Consumable Fuels)	2,489	96,498
British American Tobacco PLCADR (Tobacco)	2,517	74,050
Diageo PLCADR (Beverages)	547	75,574
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	2,708	72,006
GSK PLCADR (Pharmaceuticals)	2,106	87,272
Haleon PLCADR(a) (Personal Care Products)	7,577	64,632
HSBC Holdings PLCADR(a) (Banks)	2,664	116,097
ING Groep N.V.ADR (Banks)	4,596	72,617
National Grid PLC*ADR (Multi-Utilities)	985	65,650
Nokia OyjADR (Communications Equipment)	16,304	59,510
Novo Nordisk A/SADR (Pharmaceuticals)	164	21,043
RELX PLCADR (Professional Services)	1,970	81,144
Rio Tinto PLCADR (Metals & Mining)	1,313	89,061
Ryanair Holdings PLCADR (Passenger Airlines)	438	59,656
Sanofi S.A.ADR (Pharmaceuticals)	1,970	96,983
SAP SEADR(a) (Software)	793	143,699
Shell PLCADR (Oil, Gas & Consumable Fuels)	2,024	145,039
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	1,313	51,942
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	8,836	44,357
Tenaris S.A.ADR (Energy Equipment & Services)	1,587	52,355
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	1,669	120,953
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,538	54,985
TOTAL COMMON STOCKS
(Cost $1,682,292)		2,340,167

Repurchase Agreements(b)  (3.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $77,011	$77,000	$77,000
TOTAL REPURCHASE AGREEMENTS
(Cost $77,000)		77,000

Collateral for Securities Loaned(c)  (14.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(d)	327,601	$327,601
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $327,601)		327,601
TOTAL INVESTMENT SECURITIES
(Cost $2,086,893) - 116.9%		2,744,768
Net other assets (liabilities) - (16.9)%		(396,977)
NET ASSETS - 100.0%		$2,347,791

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $320,262.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Europe 30 ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Banks	$265,749	11.3%
Beverages	166,973	7.1%
Biotechnology	156,788	6.7%
Communications Equipment	103,866	4.4%
Energy Equipment & Services	52,355	2.2%
Metals & Mining	139,006	5.9%
Multi-Utilities	65,650	2.8%
Oil, Gas & Consumable Fuels	434,497	18.5%
Passenger Airlines	59,656	2.5%
Personal Care Products	64,632	2.8%
Pharmaceuticals	282,089	12.0%
Professional Services	81,144	3.5%
Semiconductors & Semiconductor Equipment	195,027	8.3%
Software	143,700	6.1%
Tobacco	74,050	3.2%
Wireless Telecommunication Services	54,985	2.3%
Other **	7,624	0.4%
Total	$2,347,791	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2024:

	Value	% of Net Assets
Belgium	$91,399	3.9%
Denmark	77,803	3.3%
Finland	59,510	2.5%
France	217,936	9.3%
Germany	192,284	8.2%
Ireland	59,656	2.5%
Luxembourg	102,300	4.4%
Netherlands	267,145	11.4%
Norway	72,006	3.1%
Sweden	44,357	1.9%
Switzerland	51,942	2.2%
United Kingdom	1,103,829	46.9%
Other **	7,624	0.4%
Total	$2,347,791	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $926,133	$926,000	$926,000
TOTAL REPURCHASE AGREEMENTS
(Cost $926,000)		926,000
TOTAL INVESTMENT SECURITIES
(Cost $926,000) - 100.7%		926,000
Net other assets (liabilities) - (0.7)%		(6,776)
NET ASSETS - 100.0%		$919,224

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $15,000.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

As of April 30, 2024, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$11,026	British pound	8,812	5/17/24	$11,010	$16
U.S. dollar	9,782	Canadian dollar	13,380	5/17/24	9,723	59
U.S. dollar	57,950	Euro	53,974	5/17/24	57,636	314
U.S. dollar	13,701	Japanese yen	2,090,316	5/17/24	13,292	409
U.S. dollar	4,261	Swedish krona	45,833	5/17/24	4,163	98
U.S. dollar	3,613	Swiss franc	3,287	5/17/24	3,583	30
Total Short Contracts	$100,333				$99,407	$926

Long:
British pound	64,440	U.S. dollar	$81,253	5/17/24	$80,512	$(741)
Canadian dollar	108,767	U.S. dollar	80,471	5/17/24	79,040	(1,431)
Euro	272,068	U.S. dollar	294,729	5/17/24	290,526	(4,203)
Japanese yen	8,298,578	U.S. dollar	55,055	5/17/24	52,767	(2,288)
Swedish krona	167,663	U.S. dollar	15,739	5/17/24	15,230	(509)
Swiss franc	20,063	U.S. dollar	22,245	5/17/24	21,872	(373)
Total Long Contracts			$549,492		$539,947	$(9,545)

As of April 30, 2024, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$57,189	British pound	45,351	5/17/24	$56,662	$527
U.S. dollar	42,822	Canadian dollar	58,161	5/17/24	42,265	557
U.S. dollar	274,288	Euro	253,548	5/17/24	270,749	3,539
U.S. dollar	61,694	Japanese yen	9,385,617	5/17/24	59,679	2,015
U.S. dollar	19,836	Swedish krona	211,865	5/17/24	19,245	591
U.S. dollar	16,993	Swiss franc	15,326	5/17/24	16,708	285
Total Short Contracts	$472,822				$465,308	$7,514

Long:
British pound	77,319	U.S. dollar	$97,422	5/17/24	$96,603	$(819)
Canadian dollar	77,093	U.S. dollar	56,887	5/17/24	56,023	(864)
Euro	530,275	U.S. dollar	573,758	5/17/24	566,250	(7,508)
Japanese yen	22,857,795	U.S. dollar	151,175	5/17/24	145,343	(5,832)
Swedish krona	512,062	U.S. dollar	47,969	5/17/24	46,513	(1,456)
Swiss franc	28,725	U.S. dollar	31,843	5/17/24	31,315	(528)
Total Long Contracts			$959,054		$942,047	$(17,007)

Total unrealized appreciation	$8,440
Total unrealized (depreciation)	(26,552)
Total net unrealized appreciation/(depreciation)	$(18,112)

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (78.1%)

	Shares	Value
Aflac, Inc. (Insurance)	2,051	$171,566
American Express Co. (Consumer Finance)	2,227	521,185
American International Group, Inc. (Insurance)	2,734	205,898
Ameriprise Financial, Inc. (Capital Markets)	390	160,598
Aon PLC - Class A (Insurance)	780	219,968
Arch Capital Group, Ltd.* (Insurance)	1,445	135,165
Arthur J. Gallagher & Co. (Insurance)	844	198,078
Assurant, Inc. (Insurance)	203	35,403
Bank of America Corp. (Banks)	26,814	992,386
Berkshire Hathaway, Inc.* - Class B (Financial Services)	7,085	2,810,833
BlackRock, Inc. (Capital Markets)	545	411,279
Blackstone, Inc. (Capital Markets)	2,801	326,625
Brown & Brown, Inc. (Insurance)	920	75,017
Capital One Financial Corp. (Consumer Finance)	1,482	212,563
Cboe Global Markets, Inc. (Capital Markets)	411	74,453
Chubb, Ltd. (Insurance)	1,578	392,354
Cincinnati Financial Corp. (Insurance)	611	70,687
Citigroup, Inc. (Banks)	7,412	454,578
Citizens Financial Group, Inc. (Banks)	1,816	61,944
CME Group, Inc. (Capital Markets)	1,402	293,915
Comerica, Inc. (Banks)	514	25,787
Corpay, Inc.* (Software)	281	84,901
Discover Financial Services (Consumer Finance)	974	123,435
Everest Group, Ltd. (Insurance)	169	61,923
FactSet Research Systems, Inc. (Capital Markets)	149	62,117
Fidelity National Information Services, Inc. (Financial Services)	2,307	156,691
Fifth Third Bancorp (Banks)	2,653	96,728
First Horizon Corp. (Banks)	1	11
Fiserv, Inc.* (Financial Services)	2,338	356,942
Franklin Resources, Inc. (Capital Markets)	1,169	26,700
Global Payments, Inc. (Financial Services)	1,014	124,489
Globe Life, Inc. (Insurance)	334	25,441
Huntington Bancshares, Inc. (Banks)	5,641	75,984
Intercontinental Exchange, Inc. (Capital Markets)	2,230	287,135
Invesco, Ltd. (Capital Markets)	1,752	24,826
Jack Henry & Associates, Inc. (Financial Services)	284	46,204
JPMorgan Chase & Co. (Banks)	11,259	2,158,802
KeyCorp (Banks)	3,649	52,874
Loews Corp. (Insurance)	709	53,281
M&T Bank Corp. (Banks)	647	93,420
MarketAxess Holdings, Inc. (Capital Markets)	148	29,613
Marsh & McLennan Cos., Inc. (Insurance)	1,916	382,108
Mastercard, Inc. - Class A (Financial Services)	3,213	1,449,706
MetLife, Inc. (Insurance)	2,391	169,952
Moody's Corp. (Capital Markets)	612	226,642
Morgan Stanley (Capital Markets)	4,879	443,208
MSCI, Inc. (Capital Markets)	308	143,463
Nasdaq, Inc. (Capital Markets)	1,480	88,578
Northern Trust Corp. (Capital Markets)	799	65,830
PayPal Holdings, Inc.* (Financial Services)	4,173	283,430
Principal Financial Group, Inc. (Insurance)	855	67,665
Prudential Financial, Inc. (Insurance)	1,406	155,335
Raymond James Financial, Inc. (Capital Markets)	733	89,426
Regions Financial Corp. (Banks)	3,599	69,353
S&P Global, Inc. (Capital Markets)	1,251	520,203
State Street Corp. (Capital Markets)	1,176	85,248
Synchrony Financial (Consumer Finance)	1,585	69,708
T. Rowe Price Group, Inc. (Capital Markets)	872	95,545
The Allstate Corp. (Insurance)	1,022	173,801
The Bank of New York Mellon Corp. (Capital Markets)	2,957	167,041
The Charles Schwab Corp. (Capital Markets)	5,796	428,614
The Goldman Sachs Group, Inc. (Capital Markets)	1,270	541,922
The Hartford Financial Services Group, Inc. (Insurance)	1,163	112,683
The PNC Financial Services Group, Inc. (Banks)	1,550	237,553
The Progressive Corp. (Insurance)	2,279	474,602
The Travelers Cos., Inc. (Insurance)	889	188,610
Truist Financial Corp. (Banks)	5,194	195,035
U.S. Bancorp (Banks)	6,064	246,380
Visa, Inc. - Class A (Financial Services)	6,160	1,654,638
W.R. Berkley Corp. (Insurance)	789	60,729
Wells Fargo & Co. (Banks)	14,016	831,429
Willis Towers Watson PLC (Insurance)	399	100,205
TOTAL COMMON STOCKS
(Cost $18,072,339)		21,610,441

Repurchase Agreements(a)(b)  (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $8,204,180	$8,203,000	$8,203,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,203,000)		8,203,000
TOTAL INVESTMENT SECURITIES
(Cost $26,275,339) - 107.8%		29,813,441
Net other assets (liabilities) - (7.8)%		(2,153,192)
NET ASSETS - 100.0%		$27,660,249

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $4,471,000.

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$9,660,285	$(200,622)
S&P Financial Select Sector Index	UBS AG	5/23/24	5.98%	10,303,972	(270,882)
				$19,964,257	$(471,504)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Banks	$5,592,264	20.2%
Capital Markets	4,592,981	16.6%
Consumer Finance	926,891	3.3%
Financial Services	6,882,932	24.9%
Insurance	3,530,472	12.8%
Software	84,901	0.3%
Other **	6,049,808	21.9%
Total	$27,660,249	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (83.2%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,983	$422,079
AbbVie, Inc. (Biotechnology)	4,050	658,692
Agilent Technologies, Inc. (Life Sciences Tools & Services)	672	92,091
Align Technology, Inc.* (Health Care Equipment & Supplies)	163	46,028
Amgen, Inc. (Biotechnology)	1,227	336,124
Baxter International, Inc. (Health Care Equipment & Supplies)	1,165	47,031
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	663	155,540
Biogen, Inc.* (Biotechnology)	332	71,320
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	48	12,948
Bio-Techne Corp. (Life Sciences Tools & Services)	361	22,819
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,361	241,555
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,668	205,112
Cardinal Health, Inc. (Health Care Providers & Services)	558	57,496
Catalent, Inc.* (Pharmaceuticals)	415	23,178
Cencora, Inc. (Health Care Providers & Services)	380	90,839
Centene Corp.* (Health Care Providers & Services)	1,226	89,572
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	118	27,022
CVS Health Corp. (Health Care Providers & Services)	2,887	195,479
Danaher Corp. (Life Sciences Tools & Services)	1,509	372,150
DaVita, Inc.* (Health Care Providers & Services)	124	17,237
Dexcom, Inc.* (Health Care Equipment & Supplies)	884	112,613
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,392	117,861
Elevance Health, Inc. (Health Care Providers & Services)	539	284,906
Eli Lilly & Co. (Pharmaceuticals)	1,829	1,428,631
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	971	74,029
Gilead Sciences, Inc. (Biotechnology)	2,859	186,407
HCA Healthcare, Inc. (Health Care Providers & Services)	454	140,658
Henry Schein, Inc.* (Health Care Providers & Services)	298	20,645
Hologic, Inc.* (Health Care Equipment & Supplies)	539	40,840
Humana, Inc. (Health Care Providers & Services)	280	84,585
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	191	94,117
Illumina, Inc.* (Life Sciences Tools & Services)	364	44,790
Incyte Corp.* (Biotechnology)	427	22,225
Insulet Corp.* (Health Care Equipment & Supplies)	160	27,510
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	808	299,461
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	419	97,112
Johnson & Johnson (Pharmaceuticals)	5,523	798,571
Laboratory Corp. of America Holdings (Health Care Providers & Services)	195	39,267
McKesson Corp. (Health Care Providers & Services)	301	161,700
Medtronic PLC (Health Care Equipment & Supplies)	3,050	244,732
Merck & Co., Inc. (Pharmaceuticals)	5,814	751,285
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	49	60,255
Moderna, Inc.* (Biotechnology)	761	83,946
Molina Healthcare, Inc.* (Health Care Providers & Services)	133	45,499
Pfizer, Inc. (Pharmaceuticals)	12,954	331,881
Quest Diagnostics, Inc. (Health Care Providers & Services)	255	35,236
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	242	215,540
ResMed, Inc. (Health Care Equipment & Supplies)	337	72,115
Revvity, Inc. (Life Sciences Tools & Services)	283	28,999
Solventum Corp.* (Health Care Providers & Services)	317	20,608
STERIS PLC (Health Care Equipment & Supplies)	227	46,435
Stryker Corp. (Health Care Equipment & Supplies)	776	261,124
Teleflex, Inc. (Health Care Equipment & Supplies)	108	22,545
The Cigna Group (Health Care Providers & Services)	671	239,574
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	456	40,611
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	886	503,885
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,122	1,026,412
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	140	23,860
Vertex Pharmaceuticals, Inc.* (Biotechnology)	591	232,151
Viatris, Inc. (Pharmaceuticals)	2,752	31,841
Waters Corp.* (Life Sciences Tools & Services)	136	42,029
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	170	60,772
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	479	57,614
Zoetis, Inc. (Pharmaceuticals)	1,053	167,680
TOTAL COMMON STOCKS
(Cost $3,116,611)		11,906,869

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (18.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $2,684,386	$2,684,000	$2,684,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,684,000)		2,684,000
TOTAL INVESTMENT SECURITIES
(Cost $5,800,611) - 102.0%		14,590,869
Net other assets (liabilities) - (2.0)%		(287,631)
NET ASSETS - 100.0%		$14,303,238

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,881,000.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$4,526,537	$(34,045)
S&P Health Care Select Sector Index	UBS AG	5/23/24	5.68%	5,060,821	(40,795)
				$9,587,358	$(74,840)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Biotechnology	$1,806,405	12.6%
Health Care Equipment & Supplies	2,423,840	17.0%
Health Care Providers & Services	2,573,573	18.0%
Life Sciences Tools & Services	1,364,872	9.5%
Pharmaceuticals	3,738,179	26.1%
Other **	2,396,369	16.8%
Total	$14,303,238	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (79.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,180	$306,902
A.O. Smith Corp. (Building Products)	707	58,568
Allegion PLC (Building Products)	505	61,388
American Airlines Group, Inc.* (Passenger Airlines)	3,763	50,838
AMETEK, Inc. (Electrical Equipment)	1,328	231,948
Automatic Data Processing, Inc. (Professional Services)	2,363	571,586
Axon Enterprise, Inc.* (Aerospace & Defense)	404	126,719
Broadridge Financial Solutions, Inc. (Professional Services)	677	130,939
Builders FirstSource, Inc.* (Building Products)	710	129,802
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	671	47,641
Carrier Global Corp. (Building Products)	4,806	295,521
Caterpillar, Inc. (Machinery)	2,928	979,622
Cintas Corp. (Commercial Services & Supplies)	496	326,537
Copart, Inc.* (Commercial Services & Supplies)	5,026	272,962
CSX Corp. (Ground Transportation)	11,366	377,579
Cummins, Inc. (Machinery)	784	221,472
Dayforce, Inc.* (Professional Services)	898	55,110
Deere & Co. (Machinery)	1,498	586,332
Delta Air Lines, Inc. (Passenger Airlines)	3,685	184,508
Dover Corp. (Machinery)	804	144,157
Eaton Corp. PLC (Electrical Equipment)	2,296	730,726
Emerson Electric Co. (Electrical Equipment)	3,289	354,488
Equifax, Inc. (Professional Services)	709	156,115
Expeditors International of Washington, Inc. (Air Freight & Logistics)	836	93,055
Fastenal Co. (Trading Companies & Distributors)	3,292	223,658
FedEx Corp. (Air Freight & Logistics)	1,323	346,335
Fortive Corp. (Machinery)	2,018	151,895
GE Vernova, Inc.* (Electrical Equipment)	1,564	240,402
Generac Holdings, Inc.* (Electrical Equipment)	353	47,994
General Dynamics Corp. (Aerospace & Defense)	1,306	374,940
General Electric Co. (Industrial Conglomerates)	6,260	1,012,993
Honeywell International, Inc. (Industrial Conglomerates)	3,792	730,832
Howmet Aerospace, Inc. (Aerospace & Defense)	2,250	150,188
Hubbell, Inc. (Electrical Equipment)	309	114,491
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	227	62,863
IDEX Corp. (Machinery)	435	95,900
Illinois Tool Works, Inc. (Machinery)	1,563	381,544
Ingersoll Rand, Inc. (Machinery)	2,328	217,249
J.B. Hunt Transport Services, Inc. (Ground Transportation)	468	76,083
Jacobs Solutions, Inc. (Professional Services)	723	103,772
Johnson Controls International PLC (Building Products)	3,920	255,074
L3Harris Technologies, Inc. (Aerospace & Defense)	1,090	233,315
Leidos Holdings, Inc. (Professional Services)	792	111,054
Lockheed Martin Corp. (Aerospace & Defense)	1,237	575,118
Masco Corp. (Building Products)	1,264	86,521
Nordson Corp. (Machinery)	312	80,555
Norfolk Southern Corp. (Ground Transportation)	1,300	299,416
Northrop Grumman Corp. (Aerospace & Defense)	811	393,359
Old Dominion Freight Line, Inc. (Ground Transportation)	1,029	186,980
Otis Worldwide Corp. (Machinery)	2,331	212,587
PACCAR, Inc. (Machinery)	3,009	319,285
Parker-Hannifin Corp. (Machinery)	739	402,688
Paychex, Inc. (Professional Services)	1,842	218,848
Paycom Software, Inc. (Professional Services)	277	52,070
Pentair PLC (Machinery)	951	75,215
Quanta Services, Inc. (Construction & Engineering)	836	216,156
Republic Services, Inc. (Commercial Services & Supplies)	1,176	225,439
Robert Half, Inc. (Professional Services)	599	41,415
Rockwell Automation, Inc. (Electrical Equipment)	659	178,563
Rollins, Inc. (Commercial Services & Supplies)	1,616	72,009
RTX Corp. (Aerospace & Defense)	7,631	774,698
Snap-on, Inc. (Machinery)	304	81,460
Southwest Airlines Co. (Passenger Airlines)	3,434	89,078
Stanley Black & Decker, Inc. (Machinery)	882	80,615
Textron, Inc. (Aerospace & Defense)	1,127	95,333
The Boeing Co.* (Aerospace & Defense)	3,299	553,704
Trane Technologies PLC (Building Products)	1,309	415,398
TransDigm Group, Inc. (Aerospace & Defense)	319	398,122
Uber Technologies, Inc.* (Ground Transportation)	11,831	784,040
Union Pacific Corp. (Ground Transportation)	3,507	831,719
United Airlines Holdings, Inc.* (Passenger Airlines)	1,889	97,208
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	4,159	613,369
United Rentals, Inc. (Trading Companies & Distributors)	386	257,844
Veralto Corp. (Commercial Services & Supplies)	1,261	118,130
Verisk Analytics, Inc. (Professional Services)	834	181,779
W.W. Grainger, Inc. (Trading Companies & Distributors)	253	233,102
Waste Management, Inc. (Commercial Services & Supplies)	2,108	438,507
Westinghouse Air Brake Technologies Corp. (Machinery)	1,030	165,912
Xylem, Inc. (Machinery)	1,386	181,150
TOTAL COMMON STOCKS
(Cost $19,151,362)		21,452,489

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $5,518,794	$5,518,000	$5,518,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,518,000)		5,518,000
TOTAL INVESTMENT SECURITIES
(Cost $24,669,362) - 100.2%		26,970,489
Net other assets (liabilities) - (0.2)%		(63,416)
NET ASSETS - 100.0%		$26,907,073

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $3,398,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$9,262,134	$(130,035)
S&P Industrials Select Sector Index	UBS AG	5/23/24	5.68%	9,672,559	(132,998)
				$18,934,693	$(263,033)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$3,738,359	13.9%
Air Freight & Logistics	1,100,400	4.1%
Building Products	1,302,272	4.8%
Commercial Services & Supplies	1,453,584	5.4%
Construction & Engineering	216,156	0.8%
Electrical Equipment	1,898,612	7.1%
Ground Transportation	2,555,817	9.5%
Industrial Conglomerates	2,050,727	7.6%
Machinery	4,377,638	16.3%
Passenger Airlines	421,632	1.6%
Professional Services	1,622,688	6.0%
Trading Companies & Distributors	714,604	2.6%
Other **	5,454,584	20.3%
Total	$26,907,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (83.3%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	14,864	$2,356,984
Akamai Technologies, Inc.* (IT Services)	11,349	1,145,455
Alphabet, Inc.* - Class A (Interactive Media & Services)	29,976	4,879,493
Alphabet, Inc.* - Class C (Interactive Media & Services)	25,098	4,132,135
Amazon.com, Inc.* (Broadline Retail)	43,972	7,695,099
Arista Networks, Inc.* (Communications Equipment)	8,580	2,201,285
Atlassian Corp.* - Class A (Software)	8,432	1,452,834
Box, Inc.* - Class A (Software)	22,519	585,944
Carvana Co.* (Specialty Retail)	11,473	951,341
Ciena Corp.* (Communications Equipment)	15,217	703,482
Cisco Systems, Inc. (Communications Equipment)	71,616	3,364,520
Cloudflare, Inc.* - Class A (IT Services)	16,580	1,449,092
CommScope Holding Co., Inc.* (Communications Equipment)	238,016	212,786
Confluent, Inc.* - Class A (Software)	25,523	717,707
Datadog, Inc.* - Class A (Software)	14,637	1,836,944
DocuSign, Inc.* (Software)	19,480	1,102,568
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	14,229	1,839,241
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	32,292	1,342,056
Dropbox, Inc.* - Class A (Software)	33,144	767,615
eBay, Inc. (Broadline Retail)	30,492	1,571,558
Fastly, Inc.* - Class A (IT Services)	33,494	423,699
GoDaddy, Inc.* - Class A (IT Services)	11,020	1,348,628
Juniper Networks, Inc. (Communications Equipment)	28,872	1,005,323
Marathon Digital Holdings, Inc.* (Software)	31,899	512,298
Match Group, Inc.* (Interactive Media & Services)	28,133	867,059
Meta Platforms, Inc. - Class A (Interactive Media & Services)	12,995	5,590,059
Netflix, Inc.* (Entertainment)	6,612	3,640,832
Nutanix, Inc.* - Class A (Software)	18,847	1,144,013
Okta, Inc.* (IT Services)	11,676	1,085,634
PayPal Holdings, Inc.* (Financial Services)	39,359	2,673,263
Pinterest, Inc.* - Class A (Interactive Media & Services)	39,947	1,336,227
ROBLOX Corp.* - Class A (Entertainment)	33,952	1,207,333
Salesforce, Inc. (Software)	13,803	3,712,178
Smartsheet, Inc.* - Class A (Software)	18,367	694,824
Snap, Inc.* - Class A (Interactive Media & Services)	94,734	1,425,747
Snowflake, Inc.* - Class A (IT Services)	12,925	2,005,960
Teladoc Health, Inc.* (Health Care Technology)	36,248	462,162
Veeva Systems, Inc.* - Class A (Health Care Technology)	7,631	1,515,211
Workday, Inc.* - Class A (Software)	8,142	1,992,591
Zoom Video Communications, Inc.* - Class A (Software)	19,095	1,166,705
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	43,639	692,115
TOTAL COMMON STOCKS
(Cost $41,604,595)		74,810,000

Repurchase Agreements(a)(b)  (17.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $15,422,219	$15,420,000	$15,420,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,420,000)		15,420,000
TOTAL INVESTMENT SECURITIES
(Cost $57,024,595) - 100.5%		90,230,000
Net other assets (liabilities) - (0.5)%		(428,185)
NET ASSETS - 100.0%		$89,801,815

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $11,156,000.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	5/23/24	5.93%	$28,508,816	$(528,596)
Dow Jones Composite Internet Index	UBS AG	5/23/24	5.68%	31,556,620	(555,554)
				$60,065,436	$(1,084,150)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Broadline Retail	$9,266,658	10.3%
Communications Equipment	7,487,396	8.3%
Entertainment	4,848,165	5.4%
Financial Services	2,673,263	3.0%
Health Care Technology	1,977,373	2.2%
Hotels, Restaurants & Leisure	5,538,280	6.2%
Interactive Media & Services	18,922,835	21.0%
IT Services	7,458,468	8.3%
Software	15,686,221	17.5%
Specialty Retail	951,341	1.1%
Other **	14,991,815	16.7%
Total	$89,801,815	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (99.9%)

	Shares	Value
A.O. Smith Corp. (Building Products)	67	$5,550
AbbVie, Inc. (Biotechnology)	574	93,356
Accenture PLC - Class A (IT Services)	297	89,370
Adobe, Inc.* (Software)	398	184,206
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,419	224,741
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	192	30,445
Akamai Technologies, Inc.* (IT Services)	62	6,258
Align Technology, Inc.* (Health Care Equipment & Supplies)	34	9,601
Allegion PLC (Building Products)	30	3,647
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,176	842,549
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,334	713,550
Amazon.com, Inc.* (Broadline Retail)	8,029	1,405,074
American Express Co. (Consumer Finance)	352	82,378
American Tower Corp. (Specialized REITs)	167	28,650
Ameriprise Financial, Inc. (Capital Markets)	47	19,354
AMETEK, Inc. (Electrical Equipment)	96	16,767
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	295	35,627
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	258	51,757
ANSYS, Inc.* (Software)	43	13,970
Aon PLC - Class A (Insurance)	90	25,381
APA Corp. (Oil, Gas & Consumable Fuels)	318	9,998
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,750	2,171,707
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	731	145,213
Arch Capital Group, Ltd.* (Insurance)	326	30,494
Arista Networks, Inc.* (Communications Equipment)	221	56,700
Arthur J. Gallagher & Co. (Insurance)	96	22,530
Autodesk, Inc.* (Software)	97	20,646
Automatic Data Processing, Inc. (Professional Services)	141	34,106
AutoZone, Inc.* (Specialty Retail)	10	29,564
Axon Enterprise, Inc.* (Aerospace & Defense)	62	19,447
Blackstone, Inc. (Capital Markets)	454	52,941
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	30	103,562
Boston Scientific Corp.* (Health Care Equipment & Supplies)	707	50,812
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	386	501,904
Broadridge Financial Solutions, Inc. (Professional Services)	59	11,411
Brown & Brown, Inc. (Insurance)	161	13,128
Builders FirstSource, Inc.* (Building Products)	107	19,562
Cadence Design Systems, Inc.* (Software)	239	65,876
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	110	3,940
Carnival Corp.* (Hotels, Restaurants & Leisure)	631	9,351
Carrier Global Corp. (Building Products)	352	21,644
Caterpillar, Inc. (Machinery)	259	86,653
Cboe Global Markets, Inc. (Capital Markets)	60	10,869
CDW Corp. (Electronic Equipment, Instruments & Components)	50	12,093
Celanese Corp. (Chemicals)	87	13,364
CF Industries Holdings, Inc. (Chemicals)	90	7,107
Charter Communications, Inc.* - Class A (Media)	41	10,494
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	24	75,831
Church & Dwight Co., Inc. (Household Products)	100	10,789
Cintas Corp. (Commercial Services & Supplies)	42	27,650
CME Group, Inc. (Capital Markets)	114	23,899
Colgate-Palmolive Co. (Household Products)	283	26,013
ConocoPhillips (Oil, Gas & Consumable Fuels)	714	89,693
Constellation Energy Corp. (Electric Utilities)	126	23,428
Copart, Inc.* (Commercial Services & Supplies)	767	41,657
Corpay, Inc.* (Software)	64	19,337
CoStar Group, Inc.* (Real Estate Management & Development)	154	14,096
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	163	117,833
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	436	11,929
CSX Corp. (Ground Transportation)	867	28,802
D.R. Horton, Inc. (Household Durables)	261	37,189
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	54	8,284
DaVita, Inc.* (Health Care Providers & Services)	27	3,753
Dayforce, Inc.* (Professional Services)	76	4,664
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	22	18,006
Deere & Co. (Machinery)	130	50,883
Delta Air Lines, Inc. (Passenger Airlines)	314	15,722
Dexcom, Inc.* (Health Care Equipment & Supplies)	207	26,370
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	157	31,577
Digital Realty Trust, Inc. (Specialized REITs)	109	15,127
Discover Financial Services (Consumer Finance)	119	15,081
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12	6,351
Eaton Corp. PLC (Electrical Equipment)	218	69,381
Ecolab, Inc. (Chemicals)	114	25,781
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	196	16,595
Electronic Arts, Inc. (Entertainment)	93	11,794
Eli Lilly & Co. (Pharmaceuticals)	700	546,769
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	43	4,677
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	338	44,660
EPAM Systems, Inc.* (IT Services)	20	4,705
Equifax, Inc. (Professional Services)	42	9,248
Equinix, Inc. (Specialized REITs)	39	27,733
Etsy, Inc.* (Broadline Retail)	46	3,159
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	114	15,348
Expeditors International of Washington, Inc. (Air Freight & Logistics)	47	5,232

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
FactSet Research Systems, Inc. (Capital Markets)	17	$7,087
Fair Isaac Corp.* (Software)	22	24,933
Fastenal Co. (Trading Companies & Distributors)	251	17,053
First Horizon Corp. (Banks)	1	12
Fiserv, Inc.* (Financial Services)	274	41,832
Fortinet, Inc.* (Software)	560	35,381
Fortive Corp. (Machinery)	307	23,108
Freeport-McMoRan, Inc. (Metals & Mining)	630	31,462
Garmin, Ltd. (Household Durables)	72	10,402
Gartner, Inc.* (IT Services)	69	28,469
GE Vernova, Inc.* (Electrical Equipment)	102	15,678
Generac Holdings, Inc.* (Electrical Equipment)	33	4,487
General Electric Co. (Industrial Conglomerates)	412	66,670
HCA Healthcare, Inc. (Health Care Providers & Services)	84	26,025
Hess Corp. (Oil, Gas & Consumable Fuels)	243	38,270
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	223	43,993
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	374	7,057
Howmet Aerospace, Inc. (Aerospace & Defense)	199	13,283
Hubbell, Inc. (Electrical Equipment)	21	7,781
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	42	20,696
Illinois Tool Works, Inc. (Machinery)	110	26,852
Ingersoll Rand, Inc. (Machinery)	273	25,476
Insulet Corp.* (Health Care Equipment & Supplies)	23	3,955
Intuit, Inc. (Software)	247	154,528
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	205	75,977
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	61	14,138
Iron Mountain, Inc. (Specialized REITs)	131	10,155
Jabil, Inc. (Electronic Equipment, Instruments & Components)	60	7,042
KLA Corp. (Semiconductors & Semiconductor Equipment)	119	82,026
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	114	101,963
Lamb Weston Holdings, Inc. (Food Products)	83	6,917
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	198	8,783
Lennar Corp. - Class A (Household Durables)	122	18,498
Linde PLC (Chemicals)	223	98,334
Live Nation Entertainment, Inc.* (Entertainment)	125	11,114
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	101	36,421
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	273	7,330
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	177	32,164
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	218	51,406
Marsh & McLennan Cos., Inc. (Insurance)	225	44,872
Martin Marietta Materials, Inc. (Construction Materials)	37	21,722
Masco Corp. (Building Products)	103	7,050
Mastercard, Inc. - Class A (Financial Services)	522	235,526
McDonald's Corp. (Hotels, Restaurants & Leisure)	281	76,725
Merck & Co., Inc. (Pharmaceuticals)	890	115,006
Meta Platforms, Inc. - Class A (Interactive Media & Services)	1,932	831,088
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	8,608
MGM Resorts International* (Hotels, Restaurants & Leisure)	164	6,468
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	280	25,754
Microsoft Corp. (Software)	6,526	2,540,768
Molina Healthcare, Inc.* (Health Care Providers & Services)	30	10,263
Mondelez International, Inc. - Class A (Food Products)	496	35,682
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	42	28,112
Monster Beverage Corp.* (Beverages)	389	20,792
Moody's Corp. (Capital Markets)	65	24,071
Motorola Solutions, Inc. (Communications Equipment)	85	28,828
MSCI, Inc. (Capital Markets)	40	18,632
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	66	6,746
Netflix, Inc.* (Entertainment)	380	209,243
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	460	42,440
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	375	7,095
Nucor Corp. (Metals & Mining)	136	22,920
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,169	1,874,060
NVR, Inc.* (Household Durables)	3	22,317
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	169	43,296
Old Dominion Freight Line, Inc. (Ground Transportation)	157	28,528
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	164	11,506
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	318	25,160
Oracle Corp. (Software)	1,401	159,364
O'Reilly Automotive, Inc.* (Specialty Retail)	39	39,517
Otis Worldwide Corp. (Machinery)	139	12,677
PACCAR, Inc. (Machinery)	336	35,653
Palo Alto Networks, Inc.* (Software)	278	80,867
Parker-Hannifin Corp. (Machinery)	89	48,497
Paychex, Inc. (Professional Services)	113	13,426
Paycom Software, Inc. (Professional Services)	18	3,384
Pentair PLC (Machinery)	102	8,067
PepsiCo, Inc. (Beverages)	435	76,521
Philip Morris International, Inc. (Tobacco)	504	47,850
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	102	27,471
Pool Corp. (Distributors)	19	6,888
PTC, Inc.* (Software)	63	11,179

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Public Storage (Specialized REITs)	59	$15,308
PulteGroup, Inc. (Household Durables)	186	20,724
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	509	84,418
Quanta Services, Inc. (Construction & Engineering)	89	23,012
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	19	3,109
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	55	48,986
Republic Services, Inc. (Commercial Services & Supplies)	102	19,553
Rockwell Automation, Inc. (Electrical Equipment)	49	13,277
Rollins, Inc. (Commercial Services & Supplies)	106	4,723
Roper Technologies, Inc. (Software)	41	20,970
Ross Stores, Inc. (Specialty Retail)	295	38,217
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	207	28,903
S&P Global, Inc. (Capital Markets)	124	51,563
Salesforce, Inc. (Software)	849	228,330
SBA Communications Corp. (Specialized REITs)	39	7,259
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	70	6,014
ServiceNow, Inc.* (Software)	181	125,493
Simon Property Group, Inc. (Retail REITs)	105	14,756
Snap-on, Inc. (Machinery)	21	5,627
Starbucks Corp. (Hotels, Restaurants & Leisure)	586	51,855
Steel Dynamics, Inc. (Metals & Mining)	83	10,800
STERIS PLC (Health Care Equipment & Supplies)	49	10,023
Stryker Corp. (Health Care Equipment & Supplies)	189	63,599
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	44	37,787
Synopsys, Inc.* (Software)	134	71,099
Take-Two Interactive Software, Inc.* (Entertainment)	69	9,854
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	196	22,356
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	105	14,855
Tesla, Inc.* (Automobiles)	2,434	446,104
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	295	52,044
The Boeing Co.* (Aerospace & Defense)	223	37,428
The Coca-Cola Co. (Beverages)	1,333	82,339
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	73	6,501
The Hershey Co. (Food Products)	51	9,890
The Home Depot, Inc. (Specialty Retail)	323	107,954
The Procter & Gamble Co. (Household Products)	806	131,540
The Progressive Corp. (Insurance)	258	53,728
The Sherwin-Williams Co. (Chemicals)	103	30,860
The TJX Cos., Inc. (Specialty Retail)	650	61,159
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	417	15,996
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	128	72,796
Tractor Supply Co. (Specialty Retail)	41	11,196
Trane Technologies PLC (Building Products)	138	43,794
TransDigm Group, Inc. (Aerospace & Defense)	49	61,154
Tyler Technologies, Inc.* (Software)	38	17,539
Uber Technologies, Inc.* (Ground Transportation)	1,808	119,816
Ulta Beauty, Inc.* (Specialty Retail)	29	11,740
Union Pacific Corp. (Ground Transportation)	241	57,156
United Rentals, Inc. (Trading Companies & Distributors)	60	40,079
UnitedHealth Group, Inc. (Health Care Providers & Services)	308	148,980
VeriSign, Inc.* (IT Services)	38	6,440
Verisk Analytics, Inc. (Professional Services)	70	15,257
Vertex Pharmaceuticals, Inc.* (Biotechnology)	145	56,957
Visa, Inc. - Class A (Financial Services)	917	246,316
Vulcan Materials Co. (Construction Materials)	75	19,322
W.W. Grainger, Inc. (Trading Companies & Distributors)	30	27,641
Waste Management, Inc. (Commercial Services & Supplies)	151	31,411
Waters Corp.* (Life Sciences Tools & Services)	19	5,872
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	65	23,236
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	83	7,607
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	114	16,103
Zoetis, Inc. (Pharmaceuticals)	223	35,511
TOTAL COMMON STOCKS
(Cost $12,797,780)		20,291,726

Repurchase Agreements(a)  (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $15,002	$15,000	$15,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000
TOTAL INVESTMENT SECURITIES
(Cost $12,812,780) - 100.0%		20,306,726
Net other assets (liabilities) - NM		9,161
NET ASSETS - 100.0%		$20,315,887

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$131,312	0.7%
Air Freight & Logistics	5,232	NM
Automobiles	446,104	2.2%
Banks	12	NM
Beverages	179,652	0.9%
Biotechnology	199,299	1.0%
Broadline Retail	1,408,234	6.9%
Building Products	101,247	0.5%
Capital Markets	208,416	1.0%
Chemicals	175,446	0.9%
Commercial Services & Supplies	124,994	0.6%
Communications Equipment	85,528	0.4%
Construction & Engineering	23,012	0.1%
Construction Materials	41,044	0.2%
Consumer Finance	97,459	0.5%
Consumer Staples Distribution & Retail	117,833	0.6%
Distributors	6,888	NM
Electric Utilities	23,428	0.1%
Electrical Equipment	127,371	0.6%
Electronic Equipment, Instruments & Components	69,617	0.4%
Entertainment	242,005	1.2%
Financial Services	523,673	2.6%
Food Products	52,489	0.3%
Ground Transportation	234,302	1.2%
Health Care Equipment & Supplies	284,129	1.4%
Health Care Providers & Services	189,021	0.9%
Hotel & Resort REITs	7,057	NM
Hotels, Restaurants & Leisure	552,050	2.7%
Household Durables	109,130	0.5%
Household Products	168,342	0.8%
Industrial Conglomerates	66,670	0.3%
Insurance	190,133	0.9%
Interactive Media & Services	2,387,188	11.8%
IT Services	135,242	0.7%
Life Sciences Tools & Services	124,650	0.6%
Machinery	323,494	1.6%
Media	10,494	0.1%
Metals & Mining	65,182	0.3%
Oil, Gas & Consumable Fuels	356,604	1.8%
Passenger Airlines	15,722	0.1%
Pharmaceuticals	697,286	3.4%
Professional Services	91,496	0.5%
Real Estate Management & Development	14,096	0.1%
Retail REITs	14,756	0.1%
Semiconductors & Semiconductor Equipment	3,231,470	15.9%
Software	3,774,485	18.5%
Specialized REITs	104,232	0.5%
Specialty Retail	299,347	1.5%
Technology Hardware, Storage & Peripherals	2,222,254	10.9%
Textiles, Apparel & Luxury Goods	99,976	0.5%
Tobacco	47,850	0.2%
Trading Companies & Distributors	84,773	0.4%
Other **	24,161	0.1%
Total	$20,315,887	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (99.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	192	$18,530
A.O. Smith Corp. (Building Products)	15	1,243
Abbott Laboratories (Health Care Equipment & Supplies)	604	64,007
AbbVie, Inc. (Biotechnology)	387	62,941
Accenture PLC - Class A (IT Services)	100	30,091
Aflac, Inc. (Insurance)	182	15,224
Agilent Technologies, Inc. (Life Sciences Tools & Services)	102	13,978
Air Products and Chemicals, Inc. (Chemicals)	77	18,198
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	76	12,051
Akamai Technologies, Inc.* (IT Services)	27	2,725
Albemarle Corp. (Chemicals)	41	4,933
Alexandria Real Estate Equities, Inc. (Office REITs)	54	6,256
Align Technology, Inc.* (Health Care Equipment & Supplies)	10	2,824
Allegion PLC (Building Products)	18	2,188
Alliant Energy Corp. (Electric Utilities)	90	4,482
Altria Group, Inc. (Tobacco)	613	26,856
Amcor PLC (Containers & Packaging)	503	4,497
Ameren Corp. (Multi-Utilities)	92	6,796
American Airlines Group, Inc.* (Passenger Airlines)	229	3,094
American Electric Power Co., Inc. (Electric Utilities)	182	15,657
American Express Co. (Consumer Finance)	59	13,808
American International Group, Inc. (Insurance)	245	18,451
American Tower Corp. (Specialized REITs)	96	16,471
American Water Works Co., Inc. (Water Utilities)	68	8,318
Ameriprise Financial, Inc. (Capital Markets)	16	6,589
AMETEK, Inc. (Electrical Equipment)	42	7,336
Amgen, Inc. (Biotechnology)	186	50,953
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	92	11,111
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	71	14,243
ANSYS, Inc.* (Software)	13	4,223
Aon PLC - Class A (Insurance)	34	9,588
Aptiv PLC* (Automobile Components)	97	6,887
Archer-Daniels-Midland Co. (Food Products)	186	10,911
Arthur J. Gallagher & Co. (Insurance)	37	8,684
Assurant, Inc. (Insurance)	17	2,965
AT&T, Inc. (Diversified Telecommunication Services)	2,485	41,972
Atmos Energy Corp. (Gas Utilities)	52	6,131
Autodesk, Inc.* (Software)	37	7,875
Automatic Data Processing, Inc. (Professional Services)	87	21,044
AutoZone, Inc.* (Specialty Retail)	2	5,913
AvalonBay Communities, Inc. (Residential REITs)	49	9,290
Avery Dennison Corp. (Containers & Packaging)	28	6,084
Baker Hughes Co. (Energy Equipment & Services)	349	11,384
Ball Corp. (Containers & Packaging)	110	7,653
Bank of America Corp. (Banks)	2,393	88,566
Bath & Body Works, Inc. (Specialty Retail)	79	3,588
Baxter International, Inc. (Health Care Equipment & Supplies)	177	7,145
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	100	23,460
Berkshire Hathaway, Inc.* - Class B (Financial Services)	632	250,734
Best Buy Co., Inc. (Specialty Retail)	67	4,934
Biogen, Inc.* (Biotechnology)	51	10,956
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	6	1,619
Bio-Techne Corp. (Life Sciences Tools & Services)	55	3,477
BlackRock, Inc. (Capital Markets)	49	36,977
Blackstone, Inc. (Capital Markets)	71	8,279
BorgWarner, Inc. (Automobile Components)	82	2,687
Boston Properties, Inc. (Office REITs)	50	3,095
Boston Scientific Corp.* (Health Care Equipment & Supplies)	230	16,530
Bristol-Myers Squibb Co. (Pharmaceuticals)	708	31,110
Broadridge Financial Solutions, Inc. (Professional Services)	17	3,288
Brown & Brown, Inc. (Insurance)	17	1,386
Brown-Forman Corp. - Class B (Beverages)	63	3,015
Bunge Global SA (Food Products)	51	5,190
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	41	2,911
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	32	1,146
Camden Property Trust (Residential REITs)	37	3,688
Campbell Soup Co. (Food Products)	70	3,200
Capital One Financial Corp. (Consumer Finance)	132	18,933
Cardinal Health, Inc. (Health Care Providers & Services)	85	8,758
CarMax, Inc.* (Specialty Retail)	55	3,738
Carnival Corp.* (Hotels, Restaurants & Leisure)	104	1,541
Carrier Global Corp. (Building Products)	152	9,346
Catalent, Inc.* (Pharmaceuticals)	63	3,519
Caterpillar, Inc. (Machinery)	74	24,757
Cboe Global Markets, Inc. (Capital Markets)	14	2,536
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	104	9,036
CDW Corp. (Electronic Equipment, Instruments & Components)	27	6,530
Cencora, Inc. (Health Care Providers & Services)	57	13,626
Centene Corp.* (Health Care Providers & Services)	186	13,589
CenterPoint Energy, Inc. (Multi-Utilities)	221	6,440
CF Industries Holdings, Inc. (Chemicals)	30	2,369
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	17	3,893
Charter Communications, Inc.* - Class A (Media)	18	4,607
Chevron Corp. (Oil, Gas & Consumable Fuels)	602	97,085
Chubb, Ltd. (Insurance)	140	34,809
Church & Dwight Co., Inc. (Household Products)	46	4,963
Cincinnati Financial Corp. (Insurance)	54	6,247
Cintas Corp. (Commercial Services & Supplies)	14	9,217

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cisco Systems, Inc. (Communications Equipment)	1,410	$66,241
Citigroup, Inc. (Banks)	661	40,539
Citizens Financial Group, Inc. (Banks)	163	5,560
CME Group, Inc. (Capital Markets)	81	16,981
CMS Energy Corp. (Multi-Utilities)	103	6,243
Cognizant Technology Solutions Corp. - Class A (IT Services)	174	11,428
Colgate-Palmolive Co. (Household Products)	175	16,086
Comcast Corp. - Class A (Media)	1,376	52,440
Comerica, Inc. (Banks)	47	2,358
Conagra Brands, Inc. (Food Products)	167	5,140
ConocoPhillips (Oil, Gas & Consumable Fuels)	127	15,954
Consolidated Edison, Inc. (Multi-Utilities)	120	11,328
Constellation Brands, Inc. - Class A (Beverages)	56	14,194
Constellation Energy Corp. (Electric Utilities)	60	11,156
Corning, Inc. (Electronic Equipment, Instruments & Components)	268	8,946
Corteva, Inc. (Chemicals)	244	13,208
CoStar Group, Inc.* (Real Estate Management & Development)	81	7,414
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	90	65,061
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	90	2,462
Crown Castle, Inc. (Specialized REITs)	150	14,067
CSX Corp. (Ground Transportation)	345	11,461
Cummins, Inc. (Machinery)	47	13,277
CVS Health Corp. (Health Care Providers & Services)	438	29,657
Danaher Corp. (Life Sciences Tools & Services)	229	56,475
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	19	2,915
DaVita, Inc.* (Health Care Providers & Services)	9	1,251
Dayforce, Inc.* (Professional Services)	26	1,596
Deere & Co. (Machinery)	39	15,265
Delta Air Lines, Inc. (Passenger Airlines)	99	4,957
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	224	11,464
Dexcom, Inc.* (Health Care Equipment & Supplies)	52	6,624
Digital Realty Trust, Inc. (Specialized REITs)	62	8,604
Discover Financial Services (Consumer Finance)	40	5,069
Dollar General Corp. (Consumer Staples Distribution & Retail)	77	10,718
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	73	8,632
Dominion Energy, Inc. (Multi-Utilities)	292	14,886
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	6	3,176
Dover Corp. (Machinery)	49	8,786
Dow, Inc. (Chemicals)	244	13,884
DTE Energy Co. (Multi-Utilities)	72	7,943
Duke Energy Corp. (Electric Utilities)	268	26,334
DuPont de Nemours, Inc. (Chemicals)	149	10,803
Eastman Chemical Co. (Chemicals)	41	3,872
Eaton Corp. PLC (Electrical Equipment)	52	16,550
eBay, Inc. (Broadline Retail)	181	9,329
Ecolab, Inc. (Chemicals)	43	9,724
Edison International (Electric Utilities)	133	9,451
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	133	11,261
Electronic Arts, Inc. (Entertainment)	47	5,961
Elevance Health, Inc. (Health Care Providers & Services)	82	43,344
Emerson Electric Co. (Electrical Equipment)	197	21,232
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	29	3,154
Entergy Corp. (Electric Utilities)	73	7,787
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	69	9,117
EPAM Systems, Inc.* (IT Services)	11	2,588
EQT Corp. (Oil, Gas & Consumable Fuels)	144	5,773
Equifax, Inc. (Professional Services)	25	5,505
Equinix, Inc. (Specialized REITs)	17	12,089
Equity Residential (Residential REITs)	120	7,728
Essex Property Trust, Inc. (Residential REITs)	22	5,418
Etsy, Inc.* (Broadline Retail)	24	1,648
Everest Group, Ltd. (Insurance)	14	5,130
Evergy, Inc. (Electric Utilities)	81	4,248
Eversource Energy (Electric Utilities)	121	7,335
Exelon Corp. (Electric Utilities)	346	13,003
Expeditors International of Washington, Inc. (Air Freight & Logistics)	32	3,562
Extra Space Storage, Inc. (Specialized REITs)	73	9,802
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,380	163,214
F5, Inc.* (Communications Equipment)	20	3,306
FactSet Research Systems, Inc. (Capital Markets)	6	2,501
Fastenal Co. (Trading Companies & Distributors)	100	6,794
Federal Realty Investment Trust (Retail REITs)	25	2,604
FedEx Corp. (Air Freight & Logistics)	81	21,204
Fidelity National Information Services, Inc. (Financial Services)	206	13,992
Fifth Third Bancorp (Banks)	238	8,677
First Horizon Corp. (Banks)	1	13
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	37	6,523
FirstEnergy Corp. (Electric Utilities)	180	6,901
Fiserv, Inc.* (Financial Services)	100	15,267
FMC Corp. (Chemicals)	44	2,596
Ford Motor Co. (Automobiles)	1,357	16,488
Fox Corp. - Class A (Media)	85	2,636
Fox Corp. - Class B (Media)	47	1,348
Franklin Resources, Inc. (Capital Markets)	107	2,444
Freeport-McMoRan, Inc. (Metals & Mining)	249	12,435
Garmin, Ltd. (Household Durables)	24	3,467
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	147	11,207
GE Vernova, Inc.* (Electrical Equipment)	53	8,147
Gen Digital, Inc. (Software)	196	3,947
Generac Holdings, Inc.* (Electrical Equipment)	9	1,224
General Dynamics Corp. (Aerospace & Defense)	79	22,680

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
General Electric Co. (Industrial Conglomerates)	216	$34,953
General Mills, Inc. (Food Products)	198	13,951
General Motors Co. (Automobiles)	402	17,901
Genuine Parts Co. (Distributors)	49	7,704
Gilead Sciences, Inc. (Biotechnology)	433	28,232
Global Payments, Inc. (Financial Services)	91	11,172
Globe Life, Inc. (Insurance)	29	2,209
Halliburton Co. (Energy Equipment & Services)	310	11,616
Hasbro, Inc. (Leisure Products)	45	2,759
HCA Healthcare, Inc. (Health Care Providers & Services)	37	11,463
Healthpeak Properties, Inc. (Health Care REITs)	249	4,634
Henry Schein, Inc.* (Health Care Providers & Services)	45	3,118
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	452	7,684
Hologic, Inc.* (Health Care Equipment & Supplies)	81	6,137
Honeywell International, Inc. (Industrial Conglomerates)	229	44,135
Hormel Foods Corp. (Food Products)	102	3,627
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	99	1,868
Howmet Aerospace, Inc. (Aerospace & Defense)	57	3,805
HP, Inc. (Technology Hardware, Storage & Peripherals)	304	8,540
Hubbell, Inc. (Electrical Equipment)	10	3,705
Humana, Inc. (Health Care Providers & Services)	42	12,688
Huntington Bancshares, Inc. (Banks)	503	6,775
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	14	3,877
IDEX Corp. (Machinery)	25	5,512
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	13	6,406
Illinois Tool Works, Inc. (Machinery)	51	12,450
Illumina, Inc.* (Life Sciences Tools & Services)	54	6,645
Incyte Corp.* (Biotechnology)	64	3,331
Ingersoll Rand, Inc. (Machinery)	32	2,986
Insulet Corp.* (Health Care Equipment & Supplies)	14	2,407
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,470	44,791
Intercontinental Exchange, Inc. (Capital Markets)	199	25,623
International Business Machines Corp. (IT Services)	317	52,686
International Flavors & Fragrances, Inc. (Chemicals)	88	7,449
International Paper Co. (Containers & Packaging)	122	4,263
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	42	15,566
Invesco, Ltd. (Capital Markets)	158	2,239
Invitation Homes, Inc. (Residential REITs)	201	6,874
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	39	9,039
Iron Mountain, Inc. (Specialized REITs)	50	3,876
J.B. Hunt Transport Services, Inc. (Ground Transportation)	28	4,552
Jabil, Inc. (Electronic Equipment, Instruments & Components)	20	2,347
Jack Henry & Associates, Inc. (Financial Services)	25	4,067
Jacobs Solutions, Inc. (Professional Services)	44	6,315
Johnson & Johnson (Pharmaceuticals)	835	120,732
Johnson Controls International PLC (Building Products)	237	15,422
JPMorgan Chase & Co. (Banks)	1,003	192,316
Juniper Networks, Inc. (Communications Equipment)	113	3,935
Kellanova (Food Products)	92	5,323
Kenvue, Inc. (Personal Care Products)	600	11,292
Keurig Dr Pepper, Inc. (Beverages)	363	12,233
KeyCorp (Banks)	327	4,738
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	60	8,876
Kimberly-Clark Corp. (Household Products)	117	15,974
Kimco Realty Corp. (Retail REITs)	233	4,341
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	673	12,302
L3Harris Technologies, Inc. (Aerospace & Defense)	65	13,913
Laboratory Corp. of America Holdings (Health Care Providers & Services)	29	5,840
Lamb Weston Holdings, Inc. (Food Products)	16	1,333
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	51	2,262
Leidos Holdings, Inc. (Professional Services)	48	6,731
Lennar Corp. - Class A (Household Durables)	38	5,762
Linde PLC (Chemicals)	81	35,717
LKQ Corp. (Distributors)	94	4,054
Lockheed Martin Corp. (Aerospace & Defense)	76	35,335
Loews Corp. (Insurance)	64	4,810
Lowe's Cos., Inc. (Specialty Retail)	200	45,597
LyondellBasell Industries N.V. - Class A (Chemicals)	88	8,797
M&T Bank Corp. (Banks)	57	8,230
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	97	2,604
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	57	10,358
MarketAxess Holdings, Inc. (Capital Markets)	13	2,601
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	152
Marsh & McLennan Cos., Inc. (Insurance)	82	16,353
Martin Marietta Materials, Inc. (Construction Materials)	6	3,522
Masco Corp. (Building Products)	36	2,464
Mastercard, Inc. - Class A (Financial Services)	81	36,547
Match Group, Inc.* (Interactive Media & Services)	96	2,959
McCormick & Co., Inc. (Food Products)	87	6,617
McDonald's Corp. (Hotels, Restaurants & Leisure)	140	38,226

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	46	$24,712
Medtronic PLC (Health Care Equipment & Supplies)	462	37,072
Merck & Co., Inc. (Pharmaceuticals)	528	68,228
MetLife, Inc. (Insurance)	213	15,140
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5	6,149
MGM Resorts International* (Hotels, Restaurants & Leisure)	32	1,262
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	77	7,082
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	384	43,377
Mid-America Apartment Communities, Inc. (Residential REITs)	41	5,330
Moderna, Inc.* (Biotechnology)	116	12,796
Mohawk Industries, Inc.* (Household Durables)	18	2,076
Molina Healthcare, Inc.* (Health Care Providers & Services)	8	2,737
Molson Coors Beverage Co. - Class B (Beverages)	64	3,665
Mondelez International, Inc. - Class A (Food Products)	272	19,569
Monster Beverage Corp.* (Beverages)	103	5,505
Moody's Corp. (Capital Markets)	29	10,740
Morgan Stanley (Capital Markets)	435	39,516
Motorola Solutions, Inc. (Communications Equipment)	24	8,140
MSCI, Inc. (Capital Markets)	11	5,124
Nasdaq, Inc. (Capital Markets)	132	7,900
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	45	4,599
Newmont Corp. (Metals & Mining)	402	16,338
News Corp. - Class A (Media)	133	3,165
News Corp. - Class B (Media)	41	1,006
NextEra Energy, Inc. (Electric Utilities)	714	47,816
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	241	22,234
NiSource, Inc. (Multi-Utilities)	145	4,040
Nordson Corp. (Machinery)	18	4,647
Norfolk Southern Corp. (Ground Transportation)	78	17,965
Northern Trust Corp. (Capital Markets)	72	5,932
Northrop Grumman Corp. (Aerospace & Defense)	49	23,766
NRG Energy, Inc. (Electric Utilities)	78	5,668
Nucor Corp. (Metals & Mining)	30	5,056
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	22	5,636
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	229	15,146
Omnicom Group, Inc. (Media)	69	6,406
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	83	5,823
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	77	6,092
O'Reilly Automotive, Inc.* (Specialty Retail)	6	6,080
Otis Worldwide Corp. (Machinery)	86	7,843
PACCAR, Inc. (Machinery)	49	5,199
Packaging Corp. of America (Containers & Packaging)	30	5,189
Paramount Global - Class B (Media)	170	1,936
Parker-Hannifin Corp. (Machinery)	10	5,449
Paychex, Inc. (Professional Services)	66	7,841
Paycom Software, Inc. (Professional Services)	10	1,880
PayPal Holdings, Inc.* (Financial Services)	373	25,334
Pentair PLC (Machinery)	17	1,345
PepsiCo, Inc. (Beverages)	306	53,828
Pfizer, Inc. (Pharmaceuticals)	1,963	50,292
PG&E Corp. (Electric Utilities)	743	12,713
Philip Morris International, Inc. (Tobacco)	340	32,279
Phillips 66 (Oil, Gas & Consumable Fuels)	149	21,338
Pinnacle West Capital Corp. (Electric Utilities)	40	2,946
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	41	11,042
Pool Corp. (Distributors)	6	2,175
PPG Industries, Inc. (Chemicals)	82	10,578
PPL Corp. (Electric Utilities)	257	7,057
Principal Financial Group, Inc. (Insurance)	77	6,094
Prologis, Inc. (Industrial REITs)	321	32,758
Prudential Financial, Inc. (Insurance)	125	13,810
PTC, Inc.* (Software)	16	2,839
Public Service Enterprise Group, Inc. (Multi-Utilities)	174	12,020
Public Storage (Specialized REITs)	32	8,302
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	33	3,856
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	186	30,848
Quanta Services, Inc. (Construction & Engineering)	15	3,878
Quest Diagnostics, Inc. (Health Care Providers & Services)	38	5,251
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	6	982
Raymond James Financial, Inc. (Capital Markets)	65	7,930
Realty Income Corp. (Retail REITs)	290	15,526
Regency Centers Corp. (Retail REITs)	57	3,376
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	14	12,469
Regions Financial Corp. (Banks)	323	6,224
Republic Services, Inc. (Commercial Services & Supplies)	29	5,559
ResMed, Inc. (Health Care Equipment & Supplies)	51	10,913
Revvity, Inc. (Life Sciences Tools & Services)	43	4,406
Robert Half, Inc. (Professional Services)	38	2,627
Rockwell Automation, Inc. (Electrical Equipment)	20	5,419
Rollins, Inc. (Commercial Services & Supplies)	56	2,495
Roper Technologies, Inc. (Software)	21	10,742
RTX Corp. (Aerospace & Defense)	460	46,700
S&P Global, Inc. (Capital Markets)	62	25,781
SBA Communications Corp. (Specialized REITs)	22	4,095
Schlumberger N.V. (Energy Equipment & Services)	497	23,598
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	40	3,436

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sempra (Multi-Utilities)	219	$15,687
Simon Property Group, Inc. (Retail REITs)	72	10,118
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	56	5,969
Snap-on, Inc. (Machinery)	10	2,680
Solventum Corp.* (Health Care Providers & Services)	49	3,185
Southwest Airlines Co. (Passenger Airlines)	209	5,421
Stanley Black & Decker, Inc. (Machinery)	53	4,844
Starbucks Corp. (Hotels, Restaurants & Leisure)	161	14,247
State Street Corp. (Capital Markets)	105	7,611
Steel Dynamics, Inc. (Metals & Mining)	19	2,472
STERIS PLC (Health Care Equipment & Supplies)	14	2,864
Stryker Corp. (Health Care Equipment & Supplies)	42	14,133
Synchrony Financial (Consumer Finance)	143	6,289
Sysco Corp. (Consumer Staples Distribution & Retail)	173	12,857
T. Rowe Price Group, Inc. (Capital Markets)	78	8,546
Take-Two Interactive Software, Inc.* (Entertainment)	27	3,856
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	81	3,234
Target Corp. (Consumer Staples Distribution & Retail)	159	25,596
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	65	9,196
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	6,104
Teleflex, Inc. (Health Care Equipment & Supplies)	16	3,340
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	52	6,049
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	199	35,108
Textron, Inc. (Aerospace & Defense)	69	5,837
The AES Corp. (Independent Power and Renewable Electricity Producers)	234	4,189
The Allstate Corp. (Insurance)	91	15,475
The Bank of New York Mellon Corp. (Capital Markets)	263	14,857
The Boeing Co.* (Aerospace & Defense)	112	18,798
The Charles Schwab Corp. (Capital Markets)	517	38,232
The Cigna Group (Health Care Providers & Services)	102	36,418
The Clorox Co. (Household Products)	43	6,358
The Coca-Cola Co. (Beverages)	825	50,960
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	40	3,562
The Estee Lauder Cos., Inc. (Personal Care Products)	81	11,884
The Goldman Sachs Group, Inc. (Capital Markets)	114	48,646
The Hartford Financial Services Group, Inc. (Insurance)	104	10,077
The Hershey Co. (Food Products)	32	6,205
The Home Depot, Inc. (Specialty Retail)	218	72,859
The Interpublic Group of Cos., Inc. (Media)	134	4,079
The J.M. Smucker Co. (Food Products)	37	4,249
The Kraft Heinz Co. (Food Products)	278	10,734
The Kroger Co. (Consumer Staples Distribution & Retail)	230	12,737
The Mosaic Co. (Chemicals)	115	3,610
The PNC Financial Services Group, Inc. (Banks)	139	21,303
The Procter & Gamble Co. (Household Products)	499	81,437
The Progressive Corp. (Insurance)	102	21,241
The Sherwin-Williams Co. (Chemicals)	41	12,284
The Southern Co. (Electric Utilities)	379	27,857
The TJX Cos., Inc. (Specialty Retail)	139	13,079
The Travelers Cos., Inc. (Insurance)	79	16,761
The Walt Disney Co. (Entertainment)	637	70,770
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	259	9,935
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	83	47,203
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	182	29,879
Tractor Supply Co. (Specialty Retail)	21	5,735
Trane Technologies PLC (Building Products)	24	7,616
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	87	5,226
Truist Financial Corp. (Banks)	464	17,423
Tyson Foods, Inc. - Class A (Food Products)	100	6,065
U.S. Bancorp (Banks)	542	22,021
UDR, Inc. (Residential REITs)	106	4,036
Ulta Beauty, Inc.* (Specialty Retail)	6	2,429
Union Pacific Corp. (Ground Transportation)	116	27,510
United Airlines Holdings, Inc.* (Passenger Airlines)	114	5,867
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	251	37,018
UnitedHealth Group, Inc. (Health Care Providers & Services)	199	96,257
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	21	3,579
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	119	19,025
Ventas, Inc. (Health Care REITs)	141	6,243
Veralto Corp. (Commercial Services & Supplies)	77	7,213
VeriSign, Inc.* (IT Services)	15	2,542
Verisk Analytics, Inc. (Professional Services)	22	4,795
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,461	57,694
Vertex Pharmaceuticals, Inc.* (Biotechnology)	32	12,570
Viatris, Inc. (Pharmaceuticals)	418	4,836
VICI Properties, Inc. (Specialized REITs)	360	10,278
Visa, Inc. - Class A (Financial Services)	186	49,961
Vulcan Materials Co. (Construction Materials)	16	4,123
W.R. Berkley Corp. (Insurance)	71	5,465
W.W. Grainger, Inc. (Trading Companies & Distributors)	4	3,685
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	251	4,450
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,486	88,194
Warner Bros. Discovery, Inc.* (Entertainment)	773	5,689
Waste Management, Inc. (Commercial Services & Supplies)	68	14,146

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	13	$4,018
WEC Energy Group, Inc. (Multi-Utilities)	110	9,090
Wells Fargo & Co. (Banks)	1,251	74,210
Welltower, Inc. (Health Care REITs)	192	18,294
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	112	7,933
Westinghouse Air Brake Technologies Corp. (Machinery)	62	9,987
Westrock Co. (Containers & Packaging)	90	4,316
Weyerhaeuser Co. (Specialized REITs)	256	7,724
Willis Towers Watson PLC (Insurance)	35	8,790
Xcel Energy, Inc. (Electric Utilities)	192	10,316
Xylem, Inc. (Machinery)	84	10,979
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	52	7,345
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	17	5,348
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	73	8,780
Zoetis, Inc. (Pharmaceuticals)	72	11,465
TOTAL COMMON STOCKS
(Cost $4,468,723)		6,644,969

Repurchase Agreements(a)  (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $53,008	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS
(Cost $53,000)		53,000
TOTAL INVESTMENT SECURITIES
(Cost $4,521,723) - 99.9%		6,697,969
Net other assets (liabilities) - 0.1%		3,912
NET ASSETS - 100.0%		$6,701,881

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Large-Cap Value ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$174,710	2.6%
Air Freight & Logistics	64,695	1.0%
Automobile Components	9,574	0.1%
Automobiles	34,389	0.5%
Banks	498,953	7.4%
Beverages	143,400	2.1%
Biotechnology	194,248	2.9%
Broadline Retail	10,977	0.2%
Building Products	38,279	0.6%
Capital Markets	327,585	4.9%
Chemicals	158,023	2.4%
Commercial Services & Supplies	38,630	0.6%
Communications Equipment	81,622	1.2%
Construction & Engineering	3,878	0.1%
Construction Materials	7,644	0.1%
Consumer Finance	44,099	0.7%
Consumer Staples Distribution & Retail	228,246	3.4%
Containers & Packaging	32,002	0.5%
Distributors	13,933	0.2%
Diversified Telecommunication Services	99,667	1.5%
Electric Utilities	220,728	3.3%
Electrical Equipment	63,613	1.0%
Electronic Equipment, Instruments & Components	63,684	1.0%
Energy Equipment & Services	46,598	0.7%
Entertainment	86,276	1.3%
Financial Services	407,074	6.1%
Food Products	102,114	1.5%
Gas Utilities	6,131	0.1%
Ground Transportation	61,488	0.9%
Health Care Equipment & Supplies	254,238	3.8%
Health Care Providers & Services	315,472	4.7%
Health Care REITs	29,171	0.4%
Hotel & Resort REITs	1,868	NM
Hotels, Restaurants & Leisure	84,323	1.3%
Household Durables	11,305	0.2%
Household Products	124,818	1.9%
Independent Power and Renewable Electricity Producers	4,189	0.1%
Industrial Conglomerates	97,618	1.5%
Industrial REITs	32,758	0.5%
Insurance	238,709	3.6%
Interactive Media & Services	2,959	NM
IT Services	102,060	1.5%
Leisure Products	2,759	NM
Life Sciences Tools & Services	156,902	2.3%
Machinery	136,006	2.0%
Media	77,623	1.2%
Metals & Mining	36,301	0.5%
Multi-Utilities	94,473	1.4%
Office REITs	9,351	0.1%
Oil, Gas & Consumable Fuels	412,911	6.2%
Passenger Airlines	19,339	0.3%
Personal Care Products	23,176	0.3%
Pharmaceuticals	290,182	4.3%
Professional Services	61,622	0.9%
Real Estate Management & Development	16,450	0.2%
Residential REITs	42,363	0.6%
Retail REITs	35,965	0.5%
Semiconductors & Semiconductor Equipment	212,459	3.2%
Software	29,626	0.4%
Specialized REITs	95,307	1.4%
Specialty Retail	163,953	2.4%
Technology Hardware, Storage & Peripherals	32,192	0.5%
Textiles, Apparel & Luxury Goods	26,450	0.4%
Tobacco	59,135	0.9%
Trading Companies & Distributors	10,479	0.2%
Water Utilities	8,318	0.1%
Wireless Telecommunication Services	29,879	0.4%
Other **	56,912	0.9%
Total	$6,701,881	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Materials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (80.2%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	1,320	$311,969
Albemarle Corp. (Chemicals)	697	83,856
Amcor PLC (Containers & Packaging)	8,589	76,786
Avery Dennison Corp. (Containers & Packaging)	478	103,860
Ball Corp. (Containers & Packaging)	1,873	130,304
Celanese Corp. (Chemicals)	595	91,398
CF Industries Holdings, Inc. (Chemicals)	1,135	89,631
Corteva, Inc. (Chemicals)	4,167	225,560
Dow, Inc. (Chemicals)	4,171	237,330
DuPont de Nemours, Inc. (Chemicals)	2,553	185,093
Eastman Chemical Co. (Chemicals)	697	65,825
Ecolab, Inc. (Chemicals)	1,506	340,582
FMC Corp. (Chemicals)	742	43,785
Freeport-McMoRan, Inc. (Metals & Mining)	8,517	425,340
International Flavors & Fragrances, Inc. (Chemicals)	1,516	128,329
International Paper Co. (Containers & Packaging)	2,058	71,907
Linde PLC (Chemicals)	2,880	1,269,965
LyondellBasell Industries N.V. - Class A (Chemicals)	1,520	151,954
Martin Marietta Materials, Inc. (Construction Materials)	366	214,867
Newmont Corp. (Metals & Mining)	6,846	278,221
Nucor Corp. (Metals & Mining)	1,460	246,054
Packaging Corp. of America (Containers & Packaging)	529	91,506
PPG Industries, Inc. (Chemicals)	1,401	180,729
Steel Dynamics, Inc. (Metals & Mining)	904	117,628
The Mosaic Co. (Chemicals)	1,944	61,022
The Sherwin-Williams Co. (Chemicals)	1,397	418,555
Vulcan Materials Co. (Construction Materials)	787	202,755
Westrock Co. (Containers & Packaging)	1,527	73,235
TOTAL COMMON STOCKS
(Cost $3,820,412)		5,918,046

Repurchase Agreements(a)(b)  (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $2,080,299	$2,080,000	$2,080,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,080,000)		2,080,000
TOTAL INVESTMENT SECURITIES
(Cost $5,900,412) - 108.4%		7,998,046
Net other assets (liabilities) - (8.4)%		(620,313)
NET ASSETS - 100.0%		$7,377,733

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $822,000.

Materials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$3,047,120	$(12,507)
S&P Materials Select Sector Index	UBS AG	5/23/24	5.68%	2,154,063	(22,896)
				$5,201,183	$(35,403)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Chemicals	$3,885,583	52.6%
Construction Materials	417,622	5.7%
Containers & Packaging	547,598	7.4%
Metals & Mining	1,067,243	14.5%
Other **	1,459,687	19.8%
Total	$7,377,733	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	442	$32,682
Acuity Brands, Inc. (Electrical Equipment)	75	18,623
Advanced Drainage Systems, Inc. (Building Products)	328	51,496
AECOM (Construction & Engineering)	300	27,708
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	120	3,563
Amedisys, Inc.* (Health Care Providers & Services)	66	6,075
American Homes 4 Rent - Class A (Residential REITs)	915	32,757
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	948	13,120
Appfolio, Inc.* - Class A (Software)	98	22,224
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	185	33,901
AptarGroup, Inc. (Containers & Packaging)	187	26,999
Arcadium Lithium PLC* (Chemicals)	3,020	13,288
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	594	13,436
Aspen Technology, Inc.* (Software)	67	13,190
Autoliv, Inc. (Automobile Components)	212	25,395
Avis Budget Group, Inc. (Ground Transportation)	89	8,495
Axalta Coating Systems, Ltd.* (Chemicals)	1,056	33,201
Azenta, Inc.* (Life Sciences Tools & Services)	171	8,971
Bank OZK (Banks)	262	11,698
BellRing Brands, Inc.* (Personal Care Products)	333	18,372
Blackbaud, Inc.* (Software)	125	9,740
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	333	17,819
Brixmor Property Group, Inc. (Retail REITs)	634	14,011
Bruker Corp. (Life Sciences Tools & Services)	267	20,829
Brunswick Corp. (Leisure Products)	201	16,209
Burlington Stores, Inc.* (Specialty Retail)	184	33,109
BWX Technologies, Inc. (Aerospace & Defense)	439	42,043
Cabot Corp. (Chemicals)	178	16,239
CACI International, Inc.* - Class A (Professional Services)	40	16,089
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	268	9,509
Carlisle Cos., Inc. (Building Products)	233	90,463
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	178	56,885
Celsius Holdings, Inc.* (Beverages)	711	50,673
ChampionX Corp. (Energy Equipment & Services)	614	20,612
Chart Industries, Inc.* (Machinery)	201	28,956
Chemed Corp. (Health Care Providers & Services)	43	24,424
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	58	6,859
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	198	35,042
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	326	42,054
Ciena Corp.* (Communications Equipment)	285	13,176
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	147	13,020
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	412	29,648
Clean Harbors, Inc.* (Commercial Services & Supplies)	241	45,657
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	728	17,123
Coca-Cola Consolidated, Inc. (Beverages)	22	18,172
Cognex Corp. (Electronic Equipment, Instruments & Components)	363	15,079
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	79	6,291
Comfort Systems USA, Inc. (Construction & Engineering)	171	52,909
Commerce Bancshares, Inc. (Banks)	233	12,740
CommVault Systems, Inc.* (Software)	126	12,911
COPT Defense Properties (Office REITs)	210	5,034
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	466	26,315
Coty, Inc.* - Class A (Personal Care Products)	1,803	20,626
Crane Co. (Machinery)	234	32,762
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	291	36,192
Crown Holdings, Inc. (Containers & Packaging)	270	22,159
CubeSmart (Specialized REITs)	593	23,981
Cullen/Frost Bankers, Inc. (Banks)	129	13,460
Curtiss-Wright Corp. (Aerospace & Defense)	119	30,157
Cytokinetics, Inc.* (Biotechnology)	212	13,000
Dick's Sporting Goods, Inc. (Specialty Retail)	148	29,739
Dolby Laboratories, Inc. - Class A (Software)	163	12,659
Donaldson Co., Inc. (Machinery)	328	23,682
Doximity, Inc.* - Class A (Health Care Technology)	293	7,117
Dropbox, Inc.* - Class A (Software)	1,229	28,464
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	293	18,225
Duolingo, Inc.* (Diversified Consumer Services)	172	38,829
Dynatrace, Inc.* (Software)	1,150	52,106
Eagle Materials, Inc. (Construction Materials)	165	41,367
East West Bancorp, Inc. (Banks)	365	27,189
EastGroup Properties, Inc. (Industrial REITs)	142	22,061
elf Beauty, Inc.* (Personal Care Products)	266	43,232
EMCOR Group, Inc. (Construction & Engineering)	226	80,721
Encompass Health Corp. (Health Care Providers & Services)	216	18,010
EnerSys (Electrical Equipment)	83	7,507
EPR Properties (Specialized REITs)	224	9,092
Equitable Holdings, Inc. (Financial Services)	798	29,454
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	852	11,528
Equity LifeStyle Properties, Inc. (Residential REITs)	572	34,486
Erie Indemnity Co. - Class A (Insurance)	69	26,404
Esab Corp. (Machinery)	272	28,799
Essential Utilities, Inc. (Water Utilities)	579	21,180
Euronet Worldwide, Inc.* (Financial Services)	113	11,603
Evercore, Inc. (Capital Markets)	115	20,873

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Exelixis, Inc.* (Biotechnology)	1,454	$34,111
ExlService Holdings, Inc.* (Professional Services)	451	13,079
Exponent, Inc. (Professional Services)	124	11,397
First Financial Bankshares, Inc. (Banks)	246	7,272
First Industrial Realty Trust, Inc. (Industrial REITs)	305	13,853
FirstCash Holdings, Inc. (Consumer Finance)	177	19,998
Five Below, Inc.* (Specialty Retail)	265	38,780
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	511	56,379
Flowserve Corp. (Machinery)	283	13,346
Fortune Brands Innovations, Inc. (Building Products)	242	17,690
FTI Consulting, Inc.* (Professional Services)	167	35,710
Gaming and Leisure Properties, Inc. (Specialized REITs)	551	23,544
GATX Corp. (Trading Companies & Distributors)	63	7,709
Gentex Corp. (Automobile Components)	716	24,559
GoDaddy, Inc.* - Class A (IT Services)	675	82,607
Graco, Inc. (Machinery)	810	64,962
Grand Canyon Education, Inc.* (Diversified Consumer Services)	142	18,463
GXO Logistics, Inc.* (Air Freight & Logistics)	359	17,828
H&R Block, Inc. (Diversified Consumer Services)	669	31,597
Haemonetics Corp.* (Health Care Equipment & Supplies)	146	13,425
Halozyme Therapeutics, Inc.* (Biotechnology)	634	24,155
Hancock Whitney Corp. (Banks)	215	9,759
HealthEquity, Inc.* (Health Care Providers & Services)	210	16,571
Hexcel Corp. (Aerospace & Defense)	198	12,714
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	212	8,828
Houlihan Lokey, Inc. (Capital Markets)	250	31,873
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	212	31,543
IDACORP, Inc. (Electric Utilities)	95	9,004
Ingredion, Inc. (Food Products)	113	12,949
Insperity, Inc. (Professional Services)	85	8,749
Interactive Brokers Group, Inc. (Capital Markets)	303	34,881
International Bancshares Corp. (Banks)	110	6,122
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	64	5,375
Iridium Communications, Inc. (Diversified Telecommunication Services)	297	9,145
ITT, Inc. (Machinery)	394	50,960
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	127	14,065
KB Home (Household Durables)	176	11,398
KBR, Inc. (Professional Services)	298	19,352
Kinsale Capital Group, Inc. (Insurance)	106	38,504
Kirby Corp.* (Marine Transportation)	119	12,986
Knife River Corp.* (Construction Materials)	193	15,091
Lamar Advertising Co. - Class A (Specialized REITs)	244	28,268
Lancaster Colony Corp. (Food Products)	47	8,968
Landstar System, Inc. (Ground Transportation)	117	20,406
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	329	21,892
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	662	45,412
Lennox International, Inc. (Building Products)	154	71,367
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	432	38,560
Lincoln Electric Holdings, Inc. (Machinery)	274	60,151
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	84	19,374
LivaNova PLC* (Health Care Equipment & Supplies)	96	5,352
Louisiana-Pacific Corp. (Paper & Forest Products)	200	14,638
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	166	16,924
Manhattan Associates, Inc.* (Software)	295	60,787
Masimo Corp.* (Health Care Equipment & Supplies)	132	17,742
Matador Resources Co. (Oil, Gas & Consumable Fuels)	531	33,081
Mattel, Inc.* (Leisure Products)	745	13,648
Maximus, Inc. (Professional Services)	214	17,180
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	112	43,495
MGIC Investment Corp. (Financial Services)	497	10,079
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	148	17,609
Morningstar, Inc. (Capital Markets)	125	35,331
MP Materials Corp.* (Metals & Mining)	276	4,416
MSA Safety, Inc. (Commercial Services & Supplies)	177	31,931
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	118	10,766
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	299	13,347
Murphy USA, Inc. (Specialty Retail)	91	37,658
National Storage Affiliates Trust (Specialized REITs)	182	6,377
Neurocrine Biosciences, Inc.* (Biotechnology)	477	65,606
NewMarket Corp. (Chemicals)	33	17,388
NNN REIT, Inc. (Retail REITs)	324	13,132
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	15,650
nVent Electric PLC (Electrical Equipment)	796	57,368
Olin Corp. (Chemicals)	236	12,338
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	295	21,576
Omega Healthcare Investors, Inc. (Health Care REITs)	482	14,658
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	235	43,590
Option Care Health, Inc.* (Health Care Providers & Services)	467	13,959
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,212	62,199
Owens Corning (Building Products)	426	71,657
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,007	16,243

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Paylocity Holding Corp.* (Professional Services)	208	$32,273
Penumbra, Inc.* (Health Care Equipment & Supplies)	185	36,347
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	2,208	36,984
Pinnacle Financial Partners, Inc. (Banks)	150	11,505
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	410	24,534
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	136	9,074
Primerica, Inc. (Insurance)	168	35,592
Progyny, Inc.* (Health Care Providers & Services)	400	12,824
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,425	71,820
Qualys, Inc.* (Software)	176	28,848
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	516	28,287
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,157	41,548
Rayonier, Inc. (Specialized REITs)	249	7,385
RBC Bearings, Inc.* (Machinery)	139	33,992
Reliance, Inc. (Metals & Mining)	276	78,583
RenaissanceRe Holdings, Ltd. (Insurance)	139	30,476
Repligen Corp.* (Life Sciences Tools & Services)	249	40,886
Rexford Industrial Realty, Inc. (Industrial REITs)	394	16,867
RH* (Specialty Retail)	33	8,153
RLI Corp. (Insurance)	125	17,669
Roivant Sciences, Ltd.* (Biotechnology)	1,004	10,944
Royal Gold, Inc. (Metals & Mining)	164	19,701
RPM International, Inc. (Chemicals)	334	35,708
Saia, Inc.* (Ground Transportation)	127	50,397
Science Applications International Corp. (Professional Services)	87	11,197
SEI Investments Co. (Capital Markets)	239	15,762
Selective Insurance Group, Inc. (Insurance)	160	16,264
Service Corp. International (Diversified Consumer Services)	361	25,887
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	177	58,443
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	153	18,588
Simpson Manufacturing Co., Inc. (Building Products)	205	35,647
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	641	42,337
SLM Corp. (Consumer Finance)	423	8,963
Sotera Health Co.* (Life Sciences Tools & Services)	596	6,675
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,282	39,562
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	200	13,206
STAG Industrial, Inc. (Industrial REITs)	435	14,960
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	77	6,927
Tempur Sealy International, Inc. (Household Durables)	826	41,350
Teradata Corp.* (Software)	469	17,400
Terex Corp. (Machinery)	180	10,089
Tetra Tech, Inc. (Commercial Services & Supplies)	256	49,849
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	320	51,451
The Boston Beer Co., Inc.* - Class A (Beverages)	21	5,847
The Brink's Co. (Commercial Services & Supplies)	216	18,891
The Carlyle Group, Inc. (Capital Markets)	498	22,310
The Middleby Corp.* (Machinery)	129	17,927
The New York Times Co. - Class A (Media)	785	33,779
The Scotts Miracle-Gro Co. (Chemicals)	76	5,209
The Timken Co. (Machinery)	121	10,796
The Toro Co. (Machinery)	240	21,022
The Wendy's Co. (Hotels, Restaurants & Leisure)	433	8,656
TKO Group Holdings, Inc. (Entertainment)	124	11,739
Toll Brothers, Inc. (Household Durables)	500	59,555
TopBuild Corp.* (Household Durables)	152	61,509
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	243	10,580
Trex Co., Inc.* (Building Products)	521	46,135
UFP Industries, Inc. (Building Products)	296	33,359
United Therapeutics Corp.* (Biotechnology)	101	23,667
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	209	33,018
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	120	22,724
Valaris, Ltd.* (Energy Equipment & Services)	301	19,583
Valvoline, Inc.* (Specialty Retail)	622	26,447
Visteon Corp.* (Automobile Components)	60	6,638
Vistra Corp. (Independent Power and Renewable Electricity Producers)	1,612	122,254
Vontier Corp. (Electronic Equipment, Instruments & Components)	740	30,066
Voya Financial, Inc. (Financial Services)	198	13,496
Watsco, Inc. (Trading Companies & Distributors)	150	67,158
Watts Water Technologies, Inc. - Class A (Machinery)	131	25,998
Weatherford International PLC* (Energy Equipment & Services)	347	42,896
Westlake Corp. (Chemicals)	154	22,693
WEX, Inc.* (Financial Services)	205	43,308
Williams-Sonoma, Inc. (Specialty Retail)	308	88,328
Wingstop, Inc. (Hotels, Restaurants & Leisure)	141	54,256
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	284	7,677
Woodward, Inc. (Aerospace & Defense)	289	46,922
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	263	19,333
XPO, Inc.* (Ground Transportation)	262	28,155
YETI Holdings, Inc.* (Leisure Products)	267	9,537
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	469	7,438
TOTAL COMMON STOCKS
(Cost $5,231,273)		6,465,814

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)  (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $36,005	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS
(Cost $36,000)		36,000
TOTAL INVESTMENT SECURITIES
(Cost $5,267,273) - 100.2%		6,501,814
Net other assets (liabilities) - (0.2)%		(15,078)
NET ASSETS - 100.0%		$6,486,736

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$131,836	2.0%
Air Freight & Logistics	17,828	0.3%
Automobile Components	56,592	0.9%
Banks	99,745	1.5%
Beverages	74,692	1.2%
Biotechnology	184,920	2.9%
Broadline Retail	21,576	0.3%
Building Products	417,814	6.4%
Capital Markets	161,030	2.5%
Chemicals	156,064	2.4%
Commercial Services & Supplies	146,328	2.3%
Communications Equipment	13,176	0.2%
Construction & Engineering	161,337	2.5%
Construction Materials	56,458	0.9%
Consumer Finance	28,961	0.4%
Consumer Staples Distribution & Retail	70,091	1.1%
Containers & Packaging	49,158	0.8%
Diversified Consumer Services	114,776	1.8%
Diversified Telecommunication Services	9,145	0.1%
Electric Utilities	9,004	0.1%
Electrical Equipment	83,498	1.3%
Electronic Equipment, Instruments & Components	85,544	1.3%
Energy Equipment & Services	83,091	1.3%
Entertainment	11,739	0.2%
Financial Services	107,940	1.7%
Food Products	21,917	0.3%
Ground Transportation	107,453	1.7%
Health Care Equipment & Supplies	153,201	2.4%
Health Care Providers & Services	124,545	1.9%
Health Care REITs	14,658	0.2%
Health Care Technology	7,117	0.1%
Hotel & Resort REITs	16,243	0.2%
Hotels, Restaurants & Leisure	337,196	5.2%
Household Durables	173,812	2.7%
Independent Power and Renewable Electricity Producers	122,254	1.9%
Industrial REITs	67,741	1.0%
Insurance	164,909	2.5%
Interactive Media & Services	7,438	0.1%
IT Services	82,606	1.3%
Leisure Products	39,394	0.6%
Life Sciences Tools & Services	120,855	1.9%
Machinery	423,443	6.5%
Marine Transportation	12,986	0.2%
Media	33,779	0.5%
Metals & Mining	102,700	1.6%
Office REITs	5,034	0.1%
Oil, Gas & Consumable Fuels	351,407	5.4%
Paper & Forest Products	14,638	0.2%
Personal Care Products	82,231	1.3%
Pharmaceuticals	14,065	0.2%
Professional Services	165,026	2.5%
Residential REITs	67,243	1.0%
Retail REITs	27,143	0.4%
Semiconductors & Semiconductor Equipment	243,689	3.8%
Software	258,330	4.0%
Specialized REITs	98,647	1.5%
Specialty Retail	318,593	4.9%
Technology Hardware, Storage & Peripherals	71,820	1.1%
Textiles, Apparel & Luxury Goods	94,329	1.5%
Trading Companies & Distributors	145,849	2.2%
Water Utilities	21,180	0.3%
Other **	20,922	0.4%
Total	$6,486,736	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (54.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	259	$19,150
Acuity Brands, Inc. (Electrical Equipment)	85	21,106
Adient PLC* (Automobile Components)	256	7,647
Advanced Drainage Systems, Inc. (Building Products)	192	30,144
AECOM (Construction & Engineering)	380	35,097
Affiliated Managers Group, Inc. (Capital Markets)	95	14,830
AGCO Corp. (Machinery)	174	19,869
Agree Realty Corp. (Retail REITs)	282	16,136
Alcoa Corp. (Metals & Mining)	500	17,570
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	199	5,908
ALLETE, Inc. (Electric Utilities)	160	9,475
Ally Financial, Inc. (Consumer Finance)	759	29,108
Amedisys, Inc.* (Health Care Providers & Services)	91	8,377
American Financial Group, Inc. (Insurance)	182	23,251
American Homes 4 Rent - Class A (Residential REITs)	891	31,898
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	288	9,317
Annaly Capital Management, Inc. (Mortgage REITs)	1,399	26,217
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	951	13,162
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	790	26,868
Apartment Income REIT Corp. (Residential REITs)	405	15,544
Appfolio, Inc.* - Class A (Software)	57	12,926
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	107	19,608
AptarGroup, Inc. (Containers & Packaging)	184	26,566
Aramark (Hotels, Restaurants & Leisure)	734	23,128
Arcadium Lithium PLC* (Chemicals)	2,886	12,698
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	150	19,151
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	347	7,849
ASGN, Inc.* (Professional Services)	133	12,828
Ashland, Inc. (Chemicals)	141	13,442
Aspen Technology, Inc.* (Software)	77	15,159
Associated Banc-Corp. (Banks)	415	8,744
Autoliv, Inc. (Automobile Components)	205	24,556
AutoNation, Inc.* (Specialty Retail)	73	11,764
Avient Corp. (Chemicals)	256	10,860
Avis Budget Group, Inc. (Ground Transportation)	51	4,868
Avnet, Inc. (Electronic Equipment, Instruments & Components)	253	12,364
Axalta Coating Systems, Ltd.* (Chemicals)	616	19,367
Azenta, Inc.* (Life Sciences Tools & Services)	156	8,184
Bank OZK (Banks)	295	13,172
Belden, Inc. (Electronic Equipment, Instruments & Components)	118	9,590
BellRing Brands, Inc.* (Personal Care Products)	367	20,247
Berry Global Group, Inc. (Containers & Packaging)	324	18,351
BJ's Wholesale Club Holdings, Inc.* (Household Products)	374	27,930
Black Hills Corp. (Multi-Utilities)	190	10,431
Blackbaud, Inc.* (Software)	119	9,272
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	194	10,381
Brighthouse Financial, Inc.* (Insurance)	179	8,637
Brixmor Property Group, Inc. (Retail REITs)	842	18,608
Bruker Corp. (Life Sciences Tools & Services)	259	20,205
Brunswick Corp. (Leisure Products)	193	15,564
Burlington Stores, Inc.* (Specialty Retail)	179	32,209
BWX Technologies, Inc. (Aerospace & Defense)	256	24,517
Cabot Corp. (Chemicals)	155	14,141
CACI International, Inc.* - Class A (Professional Services)	62	24,939
Cadence Bank (Banks)	511	14,139
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	327	11,602
Carlisle Cos., Inc. (Building Products)	136	52,803
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	104	7,115
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	104	33,235
Celsius Holdings, Inc.* (Beverages)	415	29,577
ChampionX Corp. (Energy Equipment & Services)	534	17,926
Chart Industries, Inc.* (Machinery)	118	16,999
Chemed Corp. (Health Care Providers & Services)	43	24,424
Chesapeake Energy Corp.(a) (Oil, Gas & Consumable Fuels)	312	28,043
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	69	8,160
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	115	20,353
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	190	24,510
Ciena Corp.* (Communications Equipment)	406	18,769
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	151	13,374
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	239	17,198
Clean Harbors, Inc.* (Commercial Services & Supplies)	141	26,712
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,395	23,576
CNO Financial Group, Inc. (Insurance)	307	8,083
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	425	9,996
Coca-Cola Consolidated, Inc. (Beverages)	13	10,738
Cognex Corp. (Electronic Equipment, Instruments & Components)	482	20,022
Coherent Corp.* (Electronic Equipment, Instruments & Components)	370	20,213
Columbia Banking System, Inc. (Banks)	583	10,966
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	96	7,644
Comfort Systems USA, Inc. (Construction & Engineering)	99	30,632
Commerce Bancshares, Inc. (Banks)	331	18,099
Commercial Metals Co. (Metals & Mining)	327	17,573
CommVault Systems, Inc.* (Software)	122	12,501
Concentrix Corp. (Professional Services)	133	7,271

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
COPT Defense Properties (Office REITs)	315	$7,551
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	477	26,936
Coty, Inc.* - Class A (Personal Care Products)	1,050	12,012
Cousins Properties, Inc. (Office REITs)	425	9,750
Crane Co. (Machinery)	137	19,181
Crane NXT Co. (Electronic Equipment, Instruments & Components)	136	8,270
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	170	21,143
Crown Holdings, Inc. (Containers & Packaging)	334	27,411
CubeSmart (Specialized REITs)	630	25,477
Cullen/Frost Bankers, Inc. (Banks)	179	18,677
Curtiss-Wright Corp. (Aerospace & Defense)	106	26,863
Cytokinetics, Inc.* (Biotechnology)	274	16,802
Darling Ingredients, Inc.* (Food Products)	448	18,982
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	591	17,736
Dick's Sporting Goods, Inc. (Specialty Retail)	163	32,753
Dolby Laboratories, Inc. - Class A (Software)	166	12,892
Donaldson Co., Inc. (Machinery)	336	24,259
Doximity, Inc.* - Class A (Health Care Technology)	343	8,331
Dropbox, Inc.* - Class A (Software)	715	16,559
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	271	16,856
Duolingo, Inc.* (Diversified Consumer Services)	100	22,575
Dynatrace, Inc.* (Software)	672	30,448
Eagle Materials, Inc. (Construction Materials)	96	24,068
East West Bancorp, Inc. (Banks)	395	29,423
EastGroup Properties, Inc. (Industrial REITs)	134	20,818
elf Beauty, Inc.* (Personal Care Products)	155	25,193
EMCOR Group, Inc. (Construction & Engineering)	133	47,503
Encompass Health Corp. (Health Care Providers & Services)	282	23,513
EnerSys (Electrical Equipment)	114	10,311
Enovis Corp.* (Health Care Equipment & Supplies)	140	7,732
Envista Holdings Corp.* (Health Care Equipment & Supplies)	480	9,446
EPR Properties (Specialized REITs)	210	8,524
Equitable Holdings, Inc. (Financial Services)	878	32,408
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,210	16,371
Equity LifeStyle Properties, Inc. (Residential REITs)	522	31,471
Erie Indemnity Co. - Class A (Insurance)	70	26,786
Esab Corp. (Machinery)	159	16,835
Essent Group, Ltd. (Financial Services)	299	15,838
Essential Utilities, Inc. (Water Utilities)	704	25,752
Euronet Worldwide, Inc.* (Financial Services)	122	12,527
Evercore, Inc. (Capital Markets)	96	17,424
Exelixis, Inc.* (Biotechnology)	848	19,894
ExlService Holdings, Inc.* (Professional Services)	461	13,369
Exponent, Inc. (Professional Services)	142	13,051
F.N.B. Corp. (Banks)	1,004	13,393
Federated Hermes, Inc. (Capital Markets)	228	7,490
Fidelity National Financial, Inc. (Insurance)	724	35,837
First American Financial Corp. (Insurance)	289	15,482
First Financial Bankshares, Inc. (Banks)	360	10,642
First Horizon Corp. (Banks)	1,563	23,319
First Industrial Realty Trust, Inc. (Industrial REITs)	370	16,805
FirstCash Holdings, Inc. (Consumer Finance)	104	11,750
Five Below, Inc.* (Specialty Retail)	154	22,536
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	299	32,989
Flowers Foods, Inc. (Food Products)	537	13,393
Flowserve Corp. (Machinery)	368	17,355
Fluor Corp.* (Construction & Engineering)	478	19,278
Fortune Brands Innovations, Inc. (Building Products)	353	25,804
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	619	14,324
FTI Consulting, Inc.* (Professional Services)	98	20,955
GameStop Corp.*(a) - Class A (Specialty Retail)	750	8,318
Gaming and Leisure Properties, Inc. (Specialized REITs)	748	31,963
GATX Corp. (Trading Companies & Distributors)	99	12,114
Genpact, Ltd. (Professional Services)	464	14,263
Gentex Corp. (Automobile Components)	652	22,364
Glacier Bancorp, Inc. (Banks)	310	11,216
Globus Medical, Inc.* (Health Care Equipment & Supplies)	323	16,082
GoDaddy, Inc.* - Class A (IT Services)	395	48,340
Graco, Inc. (Machinery)	472	37,855
Graham Holdings Co. - Class B (Diversified Consumer Services)	9	6,312
Grand Canyon Education, Inc.* (Diversified Consumer Services)	83	10,792
Graphic Packaging Holding Co. (Containers & Packaging)	856	22,128
Greif, Inc. - Class A (Containers & Packaging)	72	4,412
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	278	7,220
GXO Logistics, Inc.* (Air Freight & Logistics)	332	16,487
H&R Block, Inc. (Diversified Consumer Services)	390	18,420
Haemonetics Corp.* (Health Care Equipment & Supplies)	143	13,149
Halozyme Therapeutics, Inc.* (Biotechnology)	370	14,097
Hancock Whitney Corp. (Banks)	240	10,894
Harley-Davidson, Inc. (Automobiles)	355	12,208
Healthcare Realty Trust, Inc. (Health Care REITs)	1,064	15,141
HealthEquity, Inc.* (Health Care Providers & Services)	239	18,859
Helen of Troy, Ltd.* (Household Durables)	66	6,119
Hertz Global Holdings, Inc.* (Ground Transportation)	366	1,665
Hexcel Corp. (Aerospace & Defense)	237	15,218

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	437	$23,707
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	200	8,328
Home BancShares, Inc. (Banks)	525	12,432
Houlihan Lokey, Inc. (Capital Markets)	147	18,741
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	124	18,450
IDACORP, Inc. (Electric Utilities)	142	13,459
Independence Realty Trust, Inc. (Residential REITs)	627	9,888
Ingredion, Inc. (Food Products)	182	20,855
Insperity, Inc. (Professional Services)	99	10,190
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	190	5,542
Interactive Brokers Group, Inc. (Capital Markets)	299	34,420
International Bancshares Corp. (Banks)	149	8,292
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	83	6,970
Iridium Communications, Inc. (Diversified Telecommunication Services)	347	10,684
ITT, Inc. (Machinery)	230	29,748
Janus Henderson Group PLC (Capital Markets)	371	11,583
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	177	19,603
Jefferies Financial Group, Inc. (Capital Markets)	475	20,454
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	134	24,214
KB Home (Household Durables)	205	13,276
KBR, Inc. (Professional Services)	377	24,482
Kemper Corp. (Insurance)	170	9,913
Kilroy Realty Corp. (Office REITs)	299	10,106
Kinsale Capital Group, Inc. (Insurance)	61	22,158
Kirby Corp.* (Marine Transportation)	165	18,006
Kite Realty Group Trust (Retail REITs)	614	13,385
Knife River Corp.* (Construction Materials)	158	12,354
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	451	20,850
Kyndryl Holdings, Inc.* (IT Services)	643	12,641
Lamar Advertising Co. - Class A (Specialized REITs)	245	28,383
Lancaster Colony Corp. (Food Products)	58	11,067
Landstar System, Inc. (Ground Transportation)	100	17,441
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	193	12,842
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	387	26,548
Lear Corp. (Automobile Components)	159	20,013
Leggett & Platt, Inc. (Household Durables)	373	6,740
Lennox International, Inc. (Building Products)	89	41,244
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	252	22,494
Lincoln Electric Holdings, Inc. (Machinery)	159	34,906
Lithia Motors, Inc. (Specialty Retail)	76	19,333
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	69	15,914
LivaNova PLC* (Health Care Equipment & Supplies)	151	8,418
Louisiana-Pacific Corp. (Paper & Forest Products)	179	13,101
Lumentum Holdings, Inc.* (Communications Equipment)	189	8,271
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	152	15,496
Macy's, Inc. (Broadline Retail)	767	14,136
Manhattan Associates, Inc.* (Software)	173	35,649
ManpowerGroup, Inc. (Professional Services)	137	10,337
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	91	8,746
Masimo Corp.* (Health Care Equipment & Supplies)	124	16,667
MasTec, Inc.* (Construction & Engineering)	169	14,989
Matador Resources Co. (Oil, Gas & Consumable Fuels)	309	19,251
Mattel, Inc.* (Leisure Products)	988	18,099
Maximus, Inc. (Professional Services)	171	13,728
MDU Resources Group, Inc. (Construction & Engineering)	570	14,079
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	66	25,631
MGIC Investment Corp. (Financial Services)	762	15,453
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	20,822
Morningstar, Inc. (Capital Markets)	74	20,916
MP Materials Corp.* (Metals & Mining)	402	6,432
MSA Safety, Inc. (Commercial Services & Supplies)	104	18,762
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	128	11,679
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	406	18,124
Murphy USA, Inc. (Specialty Retail)	53	21,932
National Fuel Gas Co. (Gas Utilities)	257	13,646
National Storage Affiliates Trust (Specialized REITs)	217	7,604
Neogen Corp.* (Health Care Equipment & Supplies)	551	6,794
Neurocrine Biosciences, Inc.* (Biotechnology)	279	38,374
New Jersey Resources Corp. (Gas Utilities)	275	12,015
New York Community Bancorp, Inc. (Banks)	2,018	5,348
NewMarket Corp. (Chemicals)	20	10,538
Nexstar Media Group, Inc. (Media)	89	14,245
NNN REIT, Inc. (Retail REITs)	511	20,711
Nordstrom, Inc. (Broadline Retail)	273	5,190
Northwestern Energy Group, Inc. (Multi-Utilities)	172	8,676
NOV, Inc. (Energy Equipment & Services)	1,102	20,376
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	15,650
nVent Electric PLC (Electrical Equipment)	464	33,441
OGE Energy Corp. (Electric Utilities)	561	19,439
Old National Bancorp (Banks)	879	14,539
Old Republic International Corp. (Insurance)	729	21,768
Olin Corp. (Chemicals)	337	17,618
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	173	12,653

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Omega Healthcare Investors, Inc. (Health Care REITs)	688	$20,922
ONE Gas, Inc. (Gas Utilities)	155	10,001
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	137	25,412
Option Care Health, Inc.* (Health Care Providers & Services)	496	14,825
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	150	9,575
Oshkosh Corp. (Machinery)	182	20,433
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	706	36,231
Owens Corning (Building Products)	249	41,884
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	588	9,484
Paylocity Holding Corp.* (Professional Services)	121	18,774
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	304	16,194
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	417	6,897
Penske Automotive Group, Inc. (Specialty Retail)	54	8,257
Penumbra, Inc.* (Health Care Equipment & Supplies)	107	21,022
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	435	29,528
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,286	21,541
Perrigo Co. PLC (Pharmaceuticals)	380	12,411
Pilgrim's Pride Corp.* (Food Products)	113	4,070
Pinnacle Financial Partners, Inc. (Banks)	212	16,260
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	239	14,302
PNM Resources, Inc. (Electric Utilities)	240	8,894
Polaris, Inc. (Leisure Products)	149	12,689
Portland General Electric Co. (Electric Utilities)	283	12,234
Post Holdings, Inc.* (Food Products)	142	15,073
PotlatchDeltic Corp. (Specialized REITs)	223	8,922
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	159	10,608
Primerica, Inc. (Insurance)	99	20,974
Progyny, Inc.* (Health Care Providers & Services)	233	7,470
Prosperity Bancshares, Inc. (Banks)	263	16,298
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	831	41,882
PVH Corp. (Textiles, Apparel & Luxury Goods)	166	18,061
Qualys, Inc.* (Software)	104	17,047
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	138	5,596
R1 RCM, Inc.* (Health Care Providers & Services)	551	6,772
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	300	16,446
Range Resources Corp. (Oil, Gas & Consumable Fuels)	675	24,239
Rayonier, Inc. (Specialized REITs)	381	11,300
RBC Bearings, Inc.* (Machinery)	81	19,809
Regal Rexnord Corp. (Electrical Equipment)	185	29,853
Reinsurance Group of America, Inc. (Insurance)	184	34,406
Reliance, Inc. (Metals & Mining)	160	45,555
RenaissanceRe Holdings, Ltd. (Insurance)	148	32,449
Repligen Corp.* (Life Sciences Tools & Services)	145	23,809
Rexford Industrial Realty, Inc. (Industrial REITs)	590	25,259
RH* (Specialty Retail)	44	10,870
RLI Corp. (Insurance)	111	15,690
Roivant Sciences, Ltd.* (Biotechnology)	947	10,322
Royal Gold, Inc. (Metals & Mining)	184	22,104
RPM International, Inc. (Chemicals)	361	38,594
Ryder System, Inc. (Ground Transportation)	124	15,109
Sabra Health Care REIT, Inc. (Health Care REITs)	646	8,992
Saia, Inc.* (Ground Transportation)	74	29,365
Science Applications International Corp. (Professional Services)	145	18,662
SEI Investments Co. (Capital Markets)	279	18,400
Selective Insurance Group, Inc. (Insurance)	170	17,281
Sensata Technologies Holding PLC (Electrical Equipment)	423	16,205
Service Corp. International (Diversified Consumer Services)	414	29,688
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	104	34,341
Silgan Holdings, Inc. (Containers & Packaging)	226	10,545
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	89	10,813
Simpson Manufacturing Co., Inc. (Building Products)	119	20,693
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	374	24,703
SLM Corp. (Consumer Finance)	617	13,074
Sonoco Products Co. (Containers & Packaging)	274	15,358
Sotera Health Co.* (Life Sciences Tools & Services)	347	3,886
SouthState Corp. (Banks)	212	16,048
Southwest Gas Holdings, Inc. (Gas Utilities)	167	12,462
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,081	23,077
Spire, Inc. (Gas Utilities)	154	9,516
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	284	18,753
STAG Industrial, Inc. (Industrial REITs)	508	17,470
Starwood Property Trust, Inc. (Mortgage REITs)	833	15,802
Stericycle, Inc.* (Commercial Services & Supplies)	259	11,585
Stifel Financial Corp. (Capital Markets)	286	22,857
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	110	9,896
Synovus Financial Corp. (Banks)	411	14,710
Taylor Morrison Home Corp.* (Household Durables)	300	16,803
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	217	25,571
TEGNA, Inc. (Media)	551	7,516
Tempur Sealy International, Inc. (Household Durables)	481	24,079

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Health Care Providers & Services)	284	$31,891
Teradata Corp.* (Software)	275	10,203
Terex Corp. (Machinery)	187	10,481
Tetra Tech, Inc. (Commercial Services & Supplies)	149	29,013
Texas Capital Bancshares, Inc.* (Banks)	134	7,692
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	187	30,066
The Boston Beer Co., Inc.* - Class A (Beverages)	27	7,517
The Brink's Co. (Commercial Services & Supplies)	126	11,020
The Carlyle Group, Inc. (Capital Markets)	605	27,104
The Chemours Co. (Chemicals)	415	11,101
The Gap, Inc. (Specialty Retail)	602	12,353
The Goodyear Tire & Rubber Co.* (Automobile Components)	793	9,484
The Hanover Insurance Group, Inc. (Insurance)	100	12,982
The Middleby Corp.* (Machinery)	150	20,846
The New York Times Co. - Class A (Media)	458	19,708
The Scotts Miracle-Gro Co. (Chemicals)	118	8,088
The Timken Co. (Machinery)	181	16,149
The Toro Co. (Machinery)	293	25,664
The Wendy's Co. (Hotels, Restaurants & Leisure)	466	9,315
The Western Union Co. (Financial Services)	979	13,158
Thor Industries, Inc. (Automobiles)	149	14,814
TKO Group Holdings, Inc. (Entertainment)	167	15,810
Toll Brothers, Inc. (Household Durables)	292	34,780
TopBuild Corp.* (Household Durables)	89	36,016
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	203	8,839
Trex Co., Inc.* (Building Products)	304	26,919
UFP Industries, Inc. (Building Products)	173	19,497
UGI Corp. (Gas Utilities)	587	15,003
UMB Financial Corp. (Banks)	122	9,719
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	528	3,553
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	533	3,475
United Bankshares, Inc. (Banks)	376	12,205
United States Steel Corp. (Metals & Mining)	628	22,922
United Therapeutics Corp.* (Biotechnology)	133	31,166
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	122	19,274
Unum Group (Insurance)	510	25,857
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	634	31,859
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	106	20,073
Valaris, Ltd.* (Energy Equipment & Services)	175	11,386
Valley National Bancorp (Banks)	1,192	8,356
Valmont Industries, Inc. (Construction & Engineering)	59	12,083
Valvoline, Inc.* (Specialty Retail)	363	15,435
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	354	8,192
Visteon Corp.* (Automobile Components)	77	8,519
Vistra Corp. (Independent Power and Renewable Electricity Producers)	941	71,365
Vontier Corp. (Electronic Equipment, Instruments & Components)	433	17,593
Vornado Realty Trust (Office REITs)	449	11,687
Voya Financial, Inc. (Financial Services)	289	19,698
Watsco, Inc. (Trading Companies & Distributors)	88	39,398
Watts Water Technologies, Inc. - Class A (Machinery)	76	15,083
Weatherford International PLC* (Energy Equipment & Services)	203	25,095
Webster Financial Corp. (Banks)	482	21,125
Werner Enterprises, Inc. (Ground Transportation)	179	6,122
WESCO International, Inc. (Trading Companies & Distributors)	122	18,636
Westlake Corp. (Chemicals)	89	13,115
WEX, Inc.* (Financial Services)	120	25,351
Whirlpool Corp. (Household Durables)	154	14,608
Williams-Sonoma, Inc. (Specialty Retail)	179	51,334
Wingstop, Inc. (Hotels, Restaurants & Leisure)	81	31,168
Wintrust Financial Corp. (Banks)	172	16,622
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	352	9,515
Woodward, Inc. (Aerospace & Defense)	169	27,438
WP Carey, Inc. (Diversified REITs)	612	33,562
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	232	17,054
XPO, Inc.* (Ground Transportation)	324	34,818
YETI Holdings, Inc.* (Leisure Products)	243	8,680
Ziff Davis, Inc.* (Interactive Media & Services)	129	6,464
Zions Bancorp NA (Banks)	415	16,924
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	828	13,132
TOTAL COMMON STOCKS
(Cost $5,358,176)		7,202,573

Repurchase Agreements(b)(c)  (46.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $6,267,902	$6,267,000	$6,267,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,267,000)		6,267,000

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Collateral for Securities Loaned(d)  (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	36,379	$36,379
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $36,379)		36,379
TOTAL INVESTMENT SECURITIES
(Cost $11,661,555) - 101.2%		13,505,952
Net other assets (liabilities) - (1.2)%		(154,735)
NET ASSETS - 100.0%		$13,351,217

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $34,400.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $773,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
REIT	Real Estate Investment Trust

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/28/24	5.83%	$5,615,329	$(101,024)
S&P MidCap 400	UBS AG	5/28/24	5.68%	533,597	(9,598)
				$6,148,926	$(110,622)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Mid-Cap ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$94,036	0.7%
Air Freight & Logistics	16,487	0.1%
Automobile Components	92,583	0.7%
Automobiles	27,022	0.2%
Banks	379,255	2.8%
Beverages	47,832	0.4%
Biotechnology	138,504	1.0%
Broadline Retail	31,979	0.2%
Building Products	258,988	1.9%
Capital Markets	214,219	1.6%
Chemicals	169,562	1.3%
Commercial Services & Supplies	97,092	0.7%
Communications Equipment	27,040	0.2%
Construction & Engineering	173,661	1.3%
Construction Materials	36,422	0.3%
Consumer Finance	53,932	0.4%
Consumer Staples Distribution & Retail	120,595	0.9%
Containers & Packaging	124,771	0.9%
Diversified Consumer Services	87,787	0.7%
Diversified REITs	33,562	0.3%
Diversified Telecommunication Services	25,008	0.2%
Electric Utilities	63,501	0.5%
Electrical Equipment	110,916	0.8%
Electronic Equipment, Instruments & Components	179,500	1.3%
Energy Equipment & Services	74,783	0.6%
Entertainment	15,810	0.1%
Financial Services	134,433	1.0%
Food Products	83,440	0.6%
Gas Utilities	72,643	0.5%
Ground Transportation	130,238	1.0%
Health Care Equipment & Supplies	175,367	1.3%
Health Care Providers & Services	155,281	1.2%
Health Care REITs	45,055	0.3%
Health Care Technology	8,331	0.1%
Hotel & Resort REITs	9,484	0.1%
Hotels, Restaurants & Leisure	261,911	2.0%
Household Durables	152,421	1.1%
Household Products	27,930	0.2%
Independent Power and Renewable Electricity Producers	80,940	0.6%
Industrial REITs	80,352	0.6%
Insurance	331,554	2.5%
Interactive Media & Services	19,596	0.2%
IT Services	60,981	0.5%
Leisure Products	55,033	0.4%
Life Sciences Tools & Services	81,715	0.6%
Machinery	345,471	2.7%
Marine Transportation	18,006	0.1%
Media	41,469	0.3%
Metals & Mining	155,732	1.2%
Mortgage REITs	42,019	0.3%
Multi-Utilities	19,107	0.1%
Office REITs	39,094	0.3%
Oil, Gas & Consumable Fuels	331,211	2.5%
Paper & Forest Products	13,101	0.1%
Personal Care Products	57,452	0.4%
Pharmaceuticals	32,014	0.2%
Professional Services	202,849	1.5%
Real Estate Management & Development	24,214	0.2%
Residential REITs	88,801	0.7%
Retail REITs	68,840	0.5%
Semiconductors & Semiconductor Equipment	193,428	1.5%
Software	172,656	1.3%
Specialized REITs	122,173	0.9%
Specialty Retail	280,083	2.1%
Technology Hardware, Storage & Peripherals	41,882	0.3%
Textiles, Apparel & Luxury Goods	97,296	0.7%
Trading Companies & Distributors	128,371	1.0%
Water Utilities	25,752	0.2%
Other **	6,148,644	46.0%
Total	$13,351,217	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (99.9%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	29	$7,201
Adient PLC* (Automobile Components)	176	5,257
AECOM (Construction & Engineering)	141	13,023
Affiliated Managers Group, Inc. (Capital Markets)	65	10,147
AGCO Corp. (Machinery)	120	13,703
Agree Realty Corp. (Retail REITs)	193	11,044
Alcoa Corp. (Metals & Mining)	344	12,088
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	89	2,642
ALLETE, Inc. (Electric Utilities)	111	6,573
Ally Financial, Inc. (Consumer Finance)	523	20,057
Amedisys, Inc.* (Health Care Providers & Services)	36	3,314
American Financial Group, Inc. (Insurance)	126	16,097
American Homes 4 Rent - Class A (Residential REITs)	245	8,771
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	199	6,438
Annaly Capital Management, Inc. (Mortgage REITs)	963	18,046
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	275	3,806
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	544	18,501
Apartment Income REIT Corp. (Residential REITs)	278	10,670
AptarGroup, Inc. (Containers & Packaging)	52	7,508
Aramark (Hotels, Restaurants & Leisure)	505	15,912
Arcadium Lithium PLC* (Chemicals)	774	3,406
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	104	13,278
ASGN, Inc.* (Professional Services)	91	8,777
Ashland, Inc. (Chemicals)	96	9,151
Aspen Technology, Inc.* (Software)	27	5,315
Associated Banc-Corp. (Banks)	286	6,026
Autoliv, Inc. (Automobile Components)	57	6,828
AutoNation, Inc.* (Specialty Retail)	50	8,058
Avient Corp. (Chemicals)	175	7,424
Avnet, Inc. (Electronic Equipment, Instruments & Components)	174	8,503
Azenta, Inc.* (Life Sciences Tools & Services)	39	2,046
Bank OZK (Banks)	97	4,331
Belden, Inc. (Electronic Equipment, Instruments & Components)	80	6,502
BellRing Brands, Inc.* (Personal Care Products)	119	6,565
Berry Global Group, Inc. (Containers & Packaging)	223	12,631
BJ's Wholesale Club Holdings, Inc.* (Household Products)	257	19,193
Black Hills Corp. (Multi-Utilities)	131	7,192
Blackbaud, Inc.* (Software)	31	2,416
Brighthouse Financial, Inc.* (Insurance)	124	5,983
Brixmor Property Group, Inc. (Retail REITs)	324	7,160
Bruker Corp. (Life Sciences Tools & Services)	71	5,539
Brunswick Corp. (Leisure Products)	52	4,193
Burlington Stores, Inc.* (Specialty Retail)	49	8,817
Cabot Corp. (Chemicals)	35	3,193
CACI International, Inc.* - Class A (Professional Services)	27	10,859
Cadence Bank (Banks)	352	9,740
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	117	4,151
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	71	4,857
ChampionX Corp. (Energy Equipment & Services)	121	4,062
Chemed Corp. (Health Care Providers & Services)	12	6,816
Chesapeake Energy Corp.(a) (Oil, Gas & Consumable Fuels)	214	19,235
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	24	2,838
Ciena Corp.* (Communications Equipment)	165	7,628
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	45	3,986
Cleveland-Cliffs, Inc.* (Metals & Mining)	959	16,206
CNO Financial Group, Inc. (Insurance)	211	5,556
Cognex Corp. (Electronic Equipment, Instruments & Components)	186	7,726
Coherent Corp.* (Electronic Equipment, Instruments & Components)	254	13,876
Columbia Banking System, Inc. (Banks)	402	7,562
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	35	2,787
Commerce Bancshares, Inc. (Banks)	135	7,382
Commercial Metals Co. (Metals & Mining)	224	12,038
CommVault Systems, Inc.* (Software)	34	3,484
Concentrix Corp. (Professional Services)	91	4,975
COPT Defense Properties (Office REITs)	132	3,164
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	141	7,962
Cousins Properties, Inc. (Office REITs)	292	6,698
Crane NXT Co. (Electronic Equipment, Instruments & Components)	93	5,655
Crown Holdings, Inc. (Containers & Packaging)	122	10,013
CubeSmart (Specialized REITs)	195	7,886
Cullen/Frost Bankers, Inc. (Banks)	72	7,512
Curtiss-Wright Corp. (Aerospace & Defense)	26	6,589
Cytokinetics, Inc.* (Biotechnology)	104	6,377
Darling Ingredients, Inc.* (Food Products)	307	13,007
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	408	12,245
Dick's Sporting Goods, Inc. (Specialty Retail)	53	10,650
Dolby Laboratories, Inc. - Class A (Software)	49	3,805
Donaldson Co., Inc. (Machinery)	99	7,148
Doximity, Inc.* - Class A (Health Care Technology)	118	2,866
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	69	4,292
East West Bancorp, Inc. (Banks)	125	9,311
EastGroup Properties, Inc. (Industrial REITs)	35	5,438
Encompass Health Corp. (Health Care Providers & Services)	106	8,838
EnerSys (Electrical Equipment)	44	3,980
Enovis Corp.* (Health Care Equipment & Supplies)	96	5,302
Envista Holdings Corp.* (Health Care Equipment & Supplies)	330	6,494
EPR Properties (Specialized REITs)	55	2,232
Equitable Holdings, Inc. (Financial Services)	284	10,482
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	492	6,657

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Equity LifeStyle Properties, Inc. (Residential REITs)	129	$7,777
Erie Indemnity Co. - Class A (Insurance)	20	7,653
Essent Group, Ltd. (Financial Services)	205	10,859
Essential Utilities, Inc. (Water Utilities)	252	9,218
Euronet Worldwide, Inc.* (Financial Services)	39	4,005
Evercore, Inc. (Capital Markets)	21	3,812
ExlService Holdings, Inc.* (Professional Services)	137	3,973
Exponent, Inc. (Professional Services)	48	4,412
F.N.B. Corp. (Banks)	691	9,218
Federated Hermes, Inc. (Capital Markets)	157	5,157
Fidelity National Financial, Inc. (Insurance)	498	24,650
First American Financial Corp. (Insurance)	199	10,660
First Financial Bankshares, Inc. (Banks)	148	4,375
First Horizon Corp. (Banks)	1,076	16,055
First Industrial Realty Trust, Inc. (Industrial REITs)	132	5,995
Flowers Foods, Inc. (Food Products)	370	9,228
Flowserve Corp. (Machinery)	139	6,555
Fluor Corp.* (Construction & Engineering)	328	13,228
Fortune Brands Innovations, Inc. (Building Products)	146	10,673
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	426	9,858
GameStop Corp.*(a) - Class A (Specialty Retail)	517	5,734
Gaming and Leisure Properties, Inc. (Specialized REITs)	293	12,519
GATX Corp. (Trading Companies & Distributors)	43	5,261
Genpact, Ltd. (Professional Services)	318	9,775
Gentex Corp. (Automobile Components)	162	5,557
Glacier Bancorp, Inc. (Banks)	213	7,706
Globus Medical, Inc.* (Health Care Equipment & Supplies)	222	11,053
Graham Holdings Co. - Class B (Diversified Consumer Services)	7	4,910
Graphic Packaging Holding Co. (Containers & Packaging)	589	15,226
Greif, Inc. - Class A (Containers & Packaging)	49	3,003
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	191	4,960
GXO Logistics, Inc.* (Air Freight & Logistics)	85	4,221
Haemonetics Corp.* (Health Care Equipment & Supplies)	39	3,586
Hancock Whitney Corp. (Banks)	80	3,631
Harley-Davidson, Inc. (Automobiles)	244	8,391
Healthcare Realty Trust, Inc. (Health Care REITs)	733	10,431
HealthEquity, Inc.* (Health Care Providers & Services)	81	6,392
Helen of Troy, Ltd.* (Household Durables)	46	4,265
Hertz Global Holdings, Inc.* (Ground Transportation)	253	1,151
Hexcel Corp. (Aerospace & Defense)	83	5,329
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	300	16,275
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	52	2,165
Home BancShares, Inc. (Banks)	361	8,548
IDACORP, Inc. (Electric Utilities)	59	5,592
Independence Realty Trust, Inc. (Residential REITs)	432	6,813
Ingredion, Inc. (Food Products)	80	9,167
Insperity, Inc. (Professional Services)	34	3,500
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	131	3,821
Interactive Brokers Group, Inc. (Capital Markets)	84	9,670
International Bancshares Corp. (Banks)	59	3,283
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	31	2,603
Iridium Communications, Inc. (Diversified Telecommunication Services)	119	3,664
Janus Henderson Group PLC (Capital Markets)	255	7,961
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	70	7,753
Jefferies Financial Group, Inc. (Capital Markets)	326	14,038
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	92	16,624
KB Home (Household Durables)	71	4,598
KBR, Inc. (Professional Services)	140	9,092
Kemper Corp. (Insurance)	116	6,764
Kilroy Realty Corp. (Office REITs)	206	6,963
Kirby Corp.* (Marine Transportation)	66	7,203
Kite Realty Group Trust (Retail REITs)	422	9,200
Knife River Corp.* (Construction Materials)	32	2,502
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	311	14,379
Kyndryl Holdings, Inc.* (IT Services)	443	8,709
Lamar Advertising Co. - Class A (Specialized REITs)	71	8,225
Lancaster Colony Corp. (Food Products)	20	3,816
Landstar System, Inc. (Ground Transportation)	22	3,837
Lear Corp. (Automobile Components)	110	13,846
Leggett & Platt, Inc. (Household Durables)	257	4,644
Lithia Motors, Inc. (Specialty Retail)	53	13,481
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	14	3,229
LivaNova PLC* (Health Care Equipment & Supplies)	65	3,624
Louisiana-Pacific Corp. (Paper & Forest Products)	43	3,147
Lumentum Holdings, Inc.* (Communications Equipment)	130	5,689
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	39	3,976
Macy's, Inc. (Broadline Retail)	528	9,731
ManpowerGroup, Inc. (Professional Services)	94	7,092
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	64	6,151
Masimo Corp.* (Health Care Equipment & Supplies)	32	4,301
MasTec, Inc.* (Construction & Engineering)	116	10,288
Mattel, Inc.* (Leisure Products)	381	6,980
Maximus, Inc. (Professional Services)	32	2,569
MDU Resources Group, Inc. (Construction & Engineering)	392	9,682
MGIC Investment Corp. (Financial Services)	325	6,591

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	62	$7,376
MP Materials Corp.* (Metals & Mining)	166	2,656
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	40	3,650
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	159	7,098
National Fuel Gas Co. (Gas Utilities)	177	9,399
National Storage Affiliates Trust (Specialized REITs)	76	2,663
Neogen Corp.* (Health Care Equipment & Supplies)	379	4,673
New Jersey Resources Corp. (Gas Utilities)	189	8,257
New York Community Bancorp, Inc. (Banks)	1,390	3,684
Nexstar Media Group, Inc. (Media)	62	9,923
NNN REIT, Inc. (Retail REITs)	221	8,957
Nordstrom, Inc. (Broadline Retail)	188	3,574
Northwestern Energy Group, Inc. (Multi-Utilities)	118	5,952
NOV, Inc. (Energy Equipment & Services)	758	14,015
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	29	4,539
OGE Energy Corp. (Electric Utilities)	386	13,375
Old National Bancorp (Banks)	603	9,974
Old Republic International Corp. (Insurance)	502	14,990
Olin Corp. (Chemicals)	137	7,162
Omega Healthcare Investors, Inc. (Health Care REITs)	279	8,484
ONE Gas, Inc. (Gas Utilities)	107	6,904
Option Care Health, Inc.* (Health Care Providers & Services)	153	4,573
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	103	6,574
Oshkosh Corp. (Machinery)	126	14,146
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	209	11,133
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	287	4,747
Penske Automotive Group, Inc. (Specialty Retail)	38	5,811
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	300	20,364
Perrigo Co. PLC (Pharmaceuticals)	261	8,524
Pilgrim's Pride Corp.* (Food Products)	77	2,774
Pinnacle Financial Partners, Inc. (Banks)	86	6,596
PNM Resources, Inc. (Electric Utilities)	165	6,115
Polaris, Inc. (Leisure Products)	102	8,687
Portland General Electric Co. (Electric Utilities)	195	8,430
Post Holdings, Inc.* (Food Products)	97	10,297
PotlatchDeltic Corp. (Specialized REITs)	153	6,122
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	55	3,670
Prosperity Bancshares, Inc. (Banks)	180	11,155
PVH Corp. (Textiles, Apparel & Luxury Goods)	115	12,512
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	95	3,852
R1 RCM, Inc.* (Health Care Providers & Services)	379	4,658
Rayonier, Inc. (Specialized REITs)	163	4,835
Regal Rexnord Corp. (Electrical Equipment)	128	20,655
Reinsurance Group of America, Inc. (Insurance)	127	23,748
RenaissanceRe Holdings, Ltd. (Insurance)	46	10,086
Rexford Industrial Realty, Inc. (Industrial REITs)	247	10,574
RH* (Specialty Retail)	16	3,953
RLI Corp. (Insurance)	27	3,816
Roivant Sciences, Ltd.* (Biotechnology)	247	2,692
Royal Gold, Inc. (Metals & Mining)	61	7,328
RPM International, Inc. (Chemicals)	114	12,187
Ryder System, Inc. (Ground Transportation)	85	10,357
Sabra Health Care REIT, Inc. (Health Care REITs)	445	6,194
Science Applications International Corp. (Professional Services)	65	8,366
SEI Investments Co. (Capital Markets)	96	6,331
Selective Insurance Group, Inc. (Insurance)	53	5,387
Sensata Technologies Holding PLC (Electrical Equipment)	291	11,148
Service Corp. International (Diversified Consumer Services)	139	9,967
Silgan Holdings, Inc. (Containers & Packaging)	156	7,279
SLM Corp. (Consumer Finance)	254	5,382
Sonoco Products Co. (Containers & Packaging)	189	10,593
SouthState Corp. (Banks)	146	11,052
Southwest Gas Holdings, Inc. (Gas Utilities)	116	8,656
Spire, Inc. (Gas Utilities)	106	6,550
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	115	7,593
STAG Industrial, Inc. (Industrial REITs)	175	6,018
Starwood Property Trust, Inc. (Mortgage REITs)	573	10,870
Stericycle, Inc.* (Commercial Services & Supplies)	178	7,962
Stifel Financial Corp. (Capital Markets)	196	15,663
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	45	4,048
Synovus Financial Corp. (Banks)	282	10,093
Taylor Morrison Home Corp.* (Household Durables)	207	11,594
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	150	17,677
TEGNA, Inc. (Media)	379	5,170
Tenet Healthcare Corp.* (Health Care Providers & Services)	196	22,009
Terex Corp. (Machinery)	57	3,195
Texas Capital Bancshares, Inc.* (Banks)	91	5,223
The Boston Beer Co., Inc.* - Class A (Beverages)	10	2,784
The Carlyle Group, Inc. (Capital Markets)	217	9,722
The Chemours Co. (Chemicals)	286	7,651
The Gap, Inc. (Specialty Retail)	414	8,495
The Goodyear Tire & Rubber Co.* (Automobile Components)	546	6,530
The Hanover Insurance Group, Inc. (Insurance)	69	8,958
The Middleby Corp.* (Machinery)	52	7,226
The Scotts Miracle-Gro Co. (Chemicals)	50	3,427
The Timken Co. (Machinery)	76	6,781
The Toro Co. (Machinery)	105	9,197
The Wendy's Co. (Hotels, Restaurants & Leisure)	148	2,959

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Western Union Co. (Financial Services)	675	$9,072
Thor Industries, Inc. (Automobiles)	103	10,240
TKO Group Holdings, Inc. (Entertainment)	66	6,248
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	42	1,829
UGI Corp. (Gas Utilities)	403	10,301
UMB Financial Corp. (Banks)	84	6,691
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	363	2,443
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	367	2,393
United Bankshares, Inc. (Banks)	259	8,407
United States Steel Corp. (Metals & Mining)	431	15,732
United Therapeutics Corp.* (Biotechnology)	50	11,717
Unum Group (Insurance)	350	17,745
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	435	21,859
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	25	4,734
Valley National Bancorp (Banks)	821	5,755
Valmont Industries, Inc. (Construction & Engineering)	40	8,192
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	243	5,623
Visteon Corp.* (Automobile Components)	29	3,208
Vornado Realty Trust (Office REITs)	308	8,018
Voya Financial, Inc. (Financial Services)	119	8,111
Webster Financial Corp. (Banks)	331	14,509
Werner Enterprises, Inc. (Ground Transportation)	122	4,172
WESCO International, Inc. (Trading Companies & Distributors)	85	12,984
Whirlpool Corp. (Household Durables)	106	10,055
Wintrust Financial Corp. (Banks)	118	11,404
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	128	3,460
WP Carey, Inc. (Diversified REITs)	421	23,088
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	54	3,970
XPO, Inc.* (Ground Transportation)	118	12,680
YETI Holdings, Inc.* (Leisure Products)	60	2,143
Ziff Davis, Inc.* (Interactive Media & Services)	89	4,460
Zions Bancorp NA (Banks)	285	11,622
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	382	6,058
TOTAL COMMON STOCKS
(Cost $1,820,540)		2,360,889

Repurchase Agreement(b) NM

	Principal Amount	Value
Repurchase Agreement with UMB Bank, N.A., 5.12%, dated 4/30/24, due 5/1/24, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

Collateral for Securities Loaned(c)  (1.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(d)	24,912	$24,912
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $24,912)		24,912
TOTAL INVESTMENT SECURITIES
(Cost $1,846,452) - 101.0%		2,386,801
Net other assets (liabilities) - (1.0)%		(24,275)
NET ASSETS - 100.0%		$2,362,526

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $23,557.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$11,918	0.5%
Air Freight & Logistics	4,221	0.2%
Automobile Components	41,226	1.7%
Automobiles	18,631	0.8%
Banks	220,844	9.3%
Beverages	2,784	0.1%
Biotechnology	20,786	0.9%
Broadline Retail	13,305	0.6%
Building Products	10,673	0.5%
Capital Markets	82,501	3.5%
Chemicals	53,601	2.3%
Commercial Services & Supplies	7,962	0.3%
Communications Equipment	13,317	0.6%
Construction & Engineering	54,413	2.3%
Construction Materials	2,502	0.1%
Consumer Finance	25,439	1.1%
Consumer Staples Distribution & Retail	54,777	2.3%
Containers & Packaging	66,252	2.8%
Diversified Consumer Services	14,877	0.6%
Diversified REITs	23,088	1.0%
Diversified Telecommunication Services	13,522	0.6%
Electric Utilities	40,085	1.7%
Electrical Equipment	42,984	1.8%
Electronic Equipment, Instruments & Components	89,210	3.8%
Energy Equipment & Services	18,077	0.8%
Entertainment	6,248	0.3%
Financial Services	49,120	2.1%
Food Products	48,289	2.0%
Gas Utilities	50,066	2.1%
Ground Transportation	46,576	2.0%
Health Care Equipment & Supplies	58,951	2.5%
Health Care Providers & Services	56,600	2.4%
Health Care REITs	25,109	1.1%
Health Care Technology	2,866	0.1%
Hotels, Restaurants & Leisure	45,305	1.9%
Household Durables	35,156	1.5%
Household Products	19,193	0.8%
Independent Power and Renewable Electricity Producers	6,575	0.3%
Industrial REITs	28,025	1.2%
Insurance	162,093	6.9%
Interactive Media & Services	10,518	0.4%
IT Services	8,709	0.4%
Leisure Products	22,003	0.9%
Life Sciences Tools & Services	7,585	0.3%
Machinery	67,951	2.9%
Marine Transportation	7,203	0.3%
Media	15,093	0.6%
Metals & Mining	66,049	2.8%
Mortgage REITs	28,916	1.2%
Multi-Utilities	13,144	0.6%
Office REITs	24,843	1.0%
Oil, Gas & Consumable Fuels	86,997	3.7%
Paper & Forest Products	3,147	0.1%
Personal Care Products	6,565	0.3%
Pharmaceuticals	16,277	0.7%
Professional Services	73,390	3.1%
Real Estate Management & Development	16,624	0.7%
Residential REITs	34,031	1.4%
Retail REITs	36,361	1.5%
Semiconductors & Semiconductor Equipment	35,596	1.5%
Software	15,020	0.6%
Specialized REITs	44,483	1.9%
Specialty Retail	64,999	2.7%
Textiles, Apparel & Luxury Goods	29,143	1.2%
Trading Companies & Distributors	29,857	1.3%
Water Utilities	9,218	0.4%
Other **	1,637	0.1%
Total	$2,362,526	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (50.0%)

	Shares	Value
Adobe, Inc.* (Software)	2,213	$1,024,243
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,913	1,253,261
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,145	340,133
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,173	1,818,741
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,752	1,770,209
Amazon.com, Inc.* (Broadline Retail)	19,695	3,446,624
American Electric Power Co., Inc. (Electric Utilities)	2,577	221,699
Amgen, Inc. (Biotechnology)	2,624	718,818
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,429	487,282
ANSYS, Inc.* (Software)	426	138,399
Apple, Inc. (Technology Hardware, Storage & Peripherals)	29,278	4,986,922
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,069	808,307
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	423	369,055
AstraZeneca PLCADR (Pharmaceuticals)	2,852	216,410
Atlassian Corp.* - Class A (Software)	771	132,843
Autodesk, Inc.* (Software)	1,048	223,067
Automatic Data Processing, Inc. (Professional Services)	2,012	486,682
Baker Hughes Co. (Energy Equipment & Services)	4,901	159,871
Biogen, Inc.* (Biotechnology)	712	152,952
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	167	576,489
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,269	2,950,313
Cadence Design Systems, Inc.* (Software)	1,333	367,415
CDW Corp. (Electronic Equipment, Instruments & Components)	657	158,902
Charter Communications, Inc.* - Class A (Media)	711	181,973
Cintas Corp. (Commercial Services & Supplies)	496	326,537
Cisco Systems, Inc. (Communications Equipment)	19,829	931,566
Coca-Cola Europacific Partners PLC (Beverages)	2,237	161,109
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,438	160,127
Comcast Corp. - Class A (Media)	19,404	739,487
Constellation Energy Corp. (Electric Utilities)	1,551	288,393
Copart, Inc.* (Commercial Services & Supplies)	4,708	255,691
CoStar Group, Inc.* (Real Estate Management & Development)	2,000	183,060
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,173	1,570,861
Crowdstrike Holdings, Inc.* - Class A (Software)	1,115	326,182
CSX Corp. (Ground Transportation)	9,594	318,713
Datadog, Inc.* - Class A (Software)	1,498	187,999
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,888	240,512
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	874	175,787
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,067	126,173
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,845	238,485
Electronic Arts, Inc. (Entertainment)	1,309	166,007
Exelon Corp. (Electric Utilities)	4,895	183,954
Fastenal Co. (Trading Companies & Distributors)	2,802	190,368
Fortinet, Inc.* (Software)	3,737	236,104
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,230	170,015
Gilead Sciences, Inc. (Biotechnology)	6,101	397,785
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,682	131,096
Honeywell International, Inc. (Industrial Conglomerates)	3,194	615,580
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	407	200,553
Illumina, Inc.* (Life Sciences Tools & Services)	778	95,733
Intel Corp. (Semiconductors & Semiconductor Equipment)	20,705	630,881
Intuit, Inc. (Software)	1,371	857,725
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,725	639,320
Keurig Dr Pepper, Inc. (Beverages)	6,795	228,992
KLA Corp. (Semiconductors & Semiconductor Equipment)	662	456,310
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	642	574,211
Linde PLC (Chemicals)	2,358	1,039,784
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	593	213,836
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,418	334,832
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,234	279,063
MercadoLibre, Inc.* (Broadline Retail)	248	361,758
Meta Platforms, Inc. - Class A (Interactive Media & Services)	6,636	2,854,608
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,646	243,379
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,406	610,662
Microsoft Corp. (Software)	14,088	5,484,881
Moderna, Inc.* (Biotechnology)	1,871	206,390
Mondelez International, Inc. - Class A (Food Products)	6,594	474,372
MongoDB, Inc.* (IT Services)	353	128,909
Monster Beverage Corp.* (Beverages)	5,096	272,381
Netflix, Inc.* (Entertainment)	2,119	1,166,807
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,740	4,095,455
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,256	321,775
Old Dominion Freight Line, Inc. (Ground Transportation)	1,066	193,703
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,093	146,845
O'Reilly Automotive, Inc.* (Specialty Retail)	289	292,832

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Machinery)	2,566	$272,278
Palo Alto Networks, Inc.* (Software)	1,582	460,188
Paychex, Inc. (Professional Services)	1,769	210,175
PayPal Holdings, Inc.* (Financial Services)	5,248	356,444
PDD Holdings, Inc.*ADR (Broadline Retail)	3,271	409,464
PepsiCo, Inc. (Beverages)	6,731	1,184,050
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,465	906,370
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	529	471,159
Roper Technologies, Inc. (Software)	524	268,005
Ross Stores, Inc. (Specialty Retail)	1,649	213,628
Sirius XM Holdings, Inc.(a) (Media)	18,817	55,322
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,545	490,677
Synopsys, Inc.* (Software)	747	396,351
Take-Two Interactive Software, Inc.* (Entertainment)	835	119,246
Tesla, Inc.* (Automobiles)	9,140	1,675,179
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,453	785,598
The Kraft Heinz Co. (Food Products)	5,941	229,382
The Trade Desk, Inc.* - Class A (Media)	2,179	180,530
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,812	954,156
Verisk Analytics, Inc. (Professional Services)	702	153,008
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,265	496,905
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,223	74,874
Warner Bros. Discovery, Inc.* (Entertainment)	11,947	87,930
Workday, Inc.* - Class A (Software)	1,023	250,359
Xcel Energy, Inc. (Electric Utilities)	2,719	146,092
Zscaler, Inc.* (Software)	726	125,554
TOTAL COMMON STOCKS
(Cost $28,147,129)		64,691,122

Repurchase Agreements(b)(c)  (49.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $64,402,267	$64,393,000	$64,393,000
TOTAL REPURCHASE AGREEMENTS
(Cost $64,393,000)		64,393,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	185,394	$185,394
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $185,394)		185,394
TOTAL INVESTMENT SECURITIES
(Cost $92,725,523) - 99.8%		129,269,516
Net other assets (liabilities) - 0.2%		292,994
NET ASSETS - 100.0%		$129,562,510

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $177,001.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $7,511,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	18	6/24/24	$6,325,650	$(266,384)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/24	5.93%	$57,752,231	$(1,119,295)
Nasdaq-100 Index	UBS AG	5/28/24	6.13%	784,831	(15,528)
				$58,537,062	$(1,134,823)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Automobiles	$1,675,179	1.3%
Beverages	1,846,532	1.4%
Biotechnology	2,444,009	1.9%
Broadline Retail	4,217,846	3.3%
Chemicals	1,039,784	0.8%
Commercial Services & Supplies	582,228	0.5%
Communications Equipment	931,566	0.7%
Consumer Staples Distribution & Retail	1,771,908	1.4%
Electric Utilities	840,138	0.6%
Electronic Equipment, Instruments & Components	158,902	0.1%
Energy Equipment & Services	159,871	0.1%
Entertainment	1,539,990	1.2%
Financial Services	356,444	0.3%
Food Products	703,754	0.5%
Ground Transportation	512,416	0.4%
Health Care Equipment & Supplies	1,250,400	1.0%
Hotels, Restaurants & Leisure	1,980,616	1.5%
Industrial Conglomerates	615,580	0.5%
Interactive Media & Services	6,443,558	5.0%
IT Services	289,036	0.2%
Life Sciences Tools & Services	95,733	0.1%
Machinery	272,278	0.2%
Media	1,157,312	0.9%
Oil, Gas & Consumable Fuels	175,788	0.1%
Pharmaceuticals	216,410	0.2%
Professional Services	849,866	0.7%
Real Estate Management & Development	183,060	0.1%
Semiconductors & Semiconductor Equipment	15,049,862	11.6%
Software	10,479,314	8.1%
Specialty Retail	506,460	0.4%
Technology Hardware, Storage & Peripherals	4,986,922	3.9%
Textiles, Apparel & Luxury Goods	213,836	0.2%
Trading Companies & Distributors	190,368	0.1%
Wireless Telecommunication Services	954,156	0.7%
Other **	64,871,388	50.0%
Total	$129,562,510	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (88.6%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	31,514	$604,754
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	14,214	315,693
Baker Hughes Co. (Energy Equipment & Services)	19,141	624,379
Bristow Group, Inc.* (Energy Equipment & Services)	2,840	74,720
Cactus, Inc. - Class A (Energy Equipment & Services)	12,588	624,868
ChampionX Corp. (Energy Equipment & Services)	18,454	619,501
Core Laboratories, Inc. (Energy Equipment & Services)	11,596	183,217
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	33,909	415,046
DMC Global, Inc.* (Energy Equipment & Services)	6,139	97,303
Dril-Quip, Inc.* (Energy Equipment & Services)	5,260	95,627
Expro Group Holdings N.V.* (Energy Equipment & Services)	20,217	379,271
Halliburton Co. (Energy Equipment & Services)	16,172	605,965
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	50,185	538,987
Helmerich & Payne, Inc. (Energy Equipment & Services)	14,950	587,984
Kodiak Gas Services, Inc. (Energy Equipment & Services)	8,462	229,997
Liberty Energy, Inc. (Energy Equipment & Services)	27,205	598,510
Nabors Industries, Ltd.* (Energy Equipment & Services)	6,438	463,729
Newpark Resources, Inc.* (Energy Equipment & Services)	18,972	131,666
Noble Corp. PLC (Energy Equipment & Services)	13,318	591,053
NOV, Inc. (Energy Equipment & Services)	33,148	612,907
Oceaneering International, Inc.* (Energy Equipment & Services)	19,488	446,470
Oil States International, Inc.* (Energy Equipment & Services)	20,201	80,602
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	48,770	527,691
ProPetro Holding Corp.* (Energy Equipment & Services)	44,018	383,837
RPC, Inc. (Energy Equipment & Services)	41,039	274,551
Schlumberger N.V. (Energy Equipment & Services)	11,622	551,813
Select Water Solutions, Inc. (Energy Equipment & Services)	18,307	169,157
TechnipFMC PLC (Energy Equipment & Services)	26,600	681,492
TETRA Technologies, Inc.* (Energy Equipment & Services)	35,972	154,320
Tidewater, Inc.* (Energy Equipment & Services)	7,191	660,493
Transocean, Ltd.* (Energy Equipment & Services)	111,567	582,380
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	19,136	295,268
Valaris, Ltd.* (Energy Equipment & Services)	8,872	577,212
Weatherford International PLC* (Energy Equipment & Services)	5,412	669,031
TOTAL COMMON STOCKS
(Cost $9,034,197)		$14,449,494

Repurchase Agreements(a)(b)  (17.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $2,776,399	$2,776,000	$2,776,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,776,000)		2,776,000
TOTAL INVESTMENT SECURITIES
(Cost $11,810,197) - 105.6%		17,225,494
Net other assets (liabilities) - (5.6)%		(909,395)
NET ASSETS - 100.0%		$16,316,099

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $2,096,000.

Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$5,705,002	$(253,556)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	5/23/24	5.73%	4,336,501	(247,701)
				$10,041,503	$(501,257)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$14,449,494	88.6%
Other **	1,866,605	11.4%
Total	$16,316,099	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (70.5%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,976	$18,005
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,064	43,890
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	10,453	18,920
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	200	13,200
Arvinas, Inc.* (Pharmaceuticals)	1,588	50,451
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,348	99,428
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,852	81,377
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	1,960	43,414
Catalent, Inc.* (Pharmaceuticals)	1,764	98,519
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	637	23,524
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,058	71,313
Elanco Animal Health, Inc.* (Pharmaceuticals)	6,060	79,750
Eli Lilly & Co. (Pharmaceuticals)	131	102,324
Evolus, Inc.* (Pharmaceuticals)	814	9,581
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	2,378	41,853
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	788	5,618
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	817	25,253
Innoviva, Inc.* (Pharmaceuticals)	1,440	21,758
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,477	106,064
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	847	93,805
Johnson & Johnson (Pharmaceuticals)	625	90,369
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	232	16,214
Liquidia Corp.* (Pharmaceuticals)	1,616	20,766
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	1,253	26,689
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	936	1,320
Merck & Co., Inc. (Pharmaceuticals)	807	104,281
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,529	7,247
Organon & Co. (Pharmaceuticals)	5,403	100,550
Pacira BioSciences, Inc.* (Pharmaceuticals)	961	25,226
Perrigo Co. PLC (Pharmaceuticals)	3,244	105,950
Pfizer, Inc. (Pharmaceuticals)	3,662	93,820
Pliant Therapeutics, Inc.* (Pharmaceuticals)	991	11,714
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	422	30,283
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,404	12,288
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,282	90,911
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	612	18,421
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,073	33,724
Theravance Biopharma, Inc.* (Pharmaceuticals)	862	7,275
Viatris, Inc. (Pharmaceuticals)	8,131	94,076
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	4,168	7,294
Zoetis, Inc. (Pharmaceuticals)	547	87,104
TOTAL COMMON STOCKS
(Cost $1,460,006)		$2,033,569

Repurchase Agreements(b)(c)  (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $725,104	$725,000	$725,000
TOTAL REPURCHASE AGREEMENTS
(Cost $725,000)		725,000

Collateral for Securities Loaned(d)  (1.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	42,338	$42,338
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $42,338)		42,338
TOTAL INVESTMENT SECURITIES
(Cost $2,227,344) - 97.1%		2,800,907
Net other assets (liabilities) - 2.9%		84,802
NET ASSETS - 100.0%		$2,885,709

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $41,221.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $295,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	5/23/24	5.93%	$1,056,761	$3,203
S&P Pharmaceuticals Select Industry Index	UBS AG	5/23/24	5.68%	1,235,174	(181)
				$2,291,935	$3,022

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Pharmaceuticals	$2,033,569	70.5%
Other **	852,140	29.5%
Total	$2,885,709	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (78.1%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	35,895	$2,273,948
Alamos Gold, Inc. (Metals & Mining)	28,626	421,088
Anglogold Ashanti PLC (Metals & Mining)	30,265	695,792
B2Gold Corp. (Metals & Mining)	93,921	239,499
Barrick Gold Corp. (Metals & Mining)	126,602	2,106,657
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	17,246	298,356
Coeur Mining, Inc.* (Metals & Mining)	27,592	124,716
Eldorado Gold Corp.* (Metals & Mining)	14,649	208,895
Endeavour Silver Corp.* (Metals & Mining)	16,435	43,224
Equinox Gold Corp.* (Metals & Mining)	24,354	131,755
First Majestic Silver Corp. (Metals & Mining)	20,707	138,116
Fortuna Silver Mines, Inc.* (Metals & Mining)	22,109	100,375
Franco-Nevada Corp. (Metals & Mining)	13,859	1,668,624
Gold Fields, Ltd.ADR (Metals & Mining)	64,437	1,041,946
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	39,223	336,141
Hecla Mining Co. (Metals & Mining)	40,890	193,410
IAMGOLD Corp.* (Metals & Mining)	32,974	117,387
Kinross Gold Corp. (Metals & Mining)	88,545	571,115
MAG Silver Corp.* (Metals & Mining)	6,683	82,067
New Gold, Inc.* (Metals & Mining)	49,543	86,205
Newmont Corp. (Metals & Mining)	83,111	3,377,631
Osisko Gold Royalties, Ltd. (Metals & Mining)	13,366	205,703
Pan American Silver Corp. (Metals & Mining)	26,297	484,917
Royal Gold, Inc. (Metals & Mining)	4,737	569,056
Sandstorm Gold, Ltd. (Metals & Mining)	17,817	97,281
Seabridge Gold, Inc.* (Metals & Mining)	5,156	77,340
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	51,017	237,229
SilverCrest Metals, Inc.* (Metals & Mining)	10,596	86,569
SSR Mining, Inc. (Metals & Mining)	14,636	78,449
Wheaton Precious Metals Corp. (Metals & Mining)	32,673	1,703,570
TOTAL COMMON STOCKS
(Cost $7,819,222)		17,797,061

Repurchase Agreements(a)(b)  (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $5,093,733	$5,093,000	$5,093,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,093,000)		5,093,000
TOTAL INVESTMENT SECURITIES
(Cost $12,912,222) - 100.4%		22,890,061
Net other assets (liabilities) - (0.4)%		(81,478)
NET ASSETS - 100.0%		$22,808,583

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $2,514,000.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/24	5.93%	$8,159,098	$6,161
Dow Jones Precious Metals Index	UBS AG	5/23/24	6.08%	8,363,137	5,145
				$16,522,235	$11,306

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Metals & Mining	$17,797,061	78.1%
Other **	5,011,522	21.9%
Total	$22,808,583	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (73.9%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	433	$50,172
American Tower Corp. (Specialized REITs)	1,282	219,939
AvalonBay Communities, Inc. (Residential REITs)	390	73,932
Boston Properties, Inc. (Office REITs)	397	24,570
Camden Property Trust (Residential REITs)	294	29,306
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	818	71,076
CoStar Group, Inc.* (Real Estate Management & Development)	1,124	102,880
Crown Castle, Inc. (Specialized REITs)	1,193	111,880
Digital Realty Trust, Inc. (Specialized REITs)	833	115,604
Equinix, Inc. (Specialized REITs)	258	183,465
Equity Commonwealth* (Office REITs)	1	9
Equity Residential (Residential REITs)	949	61,116
Essex Property Trust, Inc. (Residential REITs)	177	43,586
Extra Space Storage, Inc. (Specialized REITs)	581	78,017
Federal Realty Investment Trust (Retail REITs)	202	21,042
Healthpeak Properties, Inc. (Health Care REITs)	1,947	36,234
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,940	36,608
Invitation Homes, Inc. (Residential REITs)	1,582	54,104
Iron Mountain, Inc. (Specialized REITs)	803	62,249
Kimco Realty Corp. (Retail REITs)	1,832	34,130
Mid-America Apartment Communities, Inc. (Residential REITs)	321	41,730
Prologis, Inc. (Industrial REITs)	2,541	259,309
Public Storage (Specialized REITs)	435	112,861
Realty Income Corp. (Retail REITs)	2,287	122,446
Regency Centers Corp. (Retail REITs)	452	26,767
SBA Communications Corp. (Specialized REITs)	297	55,278
Simon Property Group, Inc. (Retail REITs)	896	125,916
UDR, Inc. (Residential REITs)	832	31,683
Ventas, Inc. (Health Care REITs)	1,107	49,018
VICI Properties, Inc. (Specialized REITs)	2,845	81,225
Welltower, Inc. (Health Care REITs)	1,522	145,016
Weyerhaeuser Co. (Specialized REITs)	2,007	60,551
TOTAL COMMON STOCKS
(Cost $990,035)		2,521,719

Repurchase Agreements(a)(b) (26.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $899,129	$899,000	$899,000
TOTAL REPURCHASE AGREEMENTS
(Cost $899,000)		899,000
TOTAL INVESTMENT SECURITIES
(Cost $1,889,035) - 100.2%		3,420,719
Net other assets (liabilities) - (0.2)%		(7,118)
NET ASSETS - 100.0%		$3,413,601

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $567,000.
REIT	Real Estate Investment Trust

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$1,068,011	$(5,790)
S&P Real Estate Select Sector Index	UBS AG	5/23/24	5.58%	1,556,326	(14,711)
				$2,624,337	$(20,501)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Health Care REITs	$230,268	6.7%
Hotel & Resort REITs	36,608	1.1%
Industrial REITs	259,309	7.6%
Office REITs	74,751	2.2%
Real Estate Management & Development	173,956	5.1%
Residential REITs	335,457	9.8%
Retail REITs	330,301	9.7%
Specialized REITs	1,081,069	31.7%
Other **	891,882	26.1%
Total	$3,413,601	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (106.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $16,734,408	$16,732,000	$16,732,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,732,000)		16,732,000
TOTAL INVESTMENT SECURITIES
(Cost $16,732,000) - 106.0%		16,732,000
Net other assets (liabilities) - (6.0)%		(943,839)
NET ASSETS - 100.0%		$15,788,161

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $60,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25%, due 2/15/54	Citibank North America	5/15/24	(5.20)%	$(13,744,704)	$128,391
30-Year U.S. Treasury Bond, 4.25%, due 2/15/54	Societe' Generale	5/15/24	(5.13)%	(5,851,343)	57,425
				$(19,596,047)	$185,816

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (91.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $2,198,316	$2,198,000	$2,198,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,198,000)		2,198,000
TOTAL INVESTMENT SECURITIES
(Cost $2,198,000) - 91.7%		2,198,000
Net other assets (liabilities) - 8.3%		197,968
NET ASSETS - 100.0%		$2,395,968

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $64,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.00%, due 2/15/34	Citibank North America	5/15/24	(5.15)%	$(1,932,103)	$9,068
10-Year U.S. Treasury Note, 4.00%, due 2/15/34	Societe' Generale	5/15/24	(4.93)%	(435,670)	2,375
				$(2,367,773)	$11,443

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (92.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $11,694,683	$11,693,000	$11,693,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,693,000)		11,693,000
TOTAL INVESTMENT SECURITIES
(Cost $11,693,000) - 92.5%		11,693,000
Net other assets (liabilities) - 7.5%		954,204
NET ASSETS - 100.0%		$12,647,204

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $126,000.

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

As of April 30, 2024, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$105,955	British pound	84,413	5/17/24	$105,466	$489
U.S. dollar	458,949	Canadian dollar	621,594	5/17/24	451,707	7,242
U.S. dollar	3,297,864	Euro	3,047,841	5/17/24	3,254,613	43,251
U.S. dollar	493,366	Japanese yen	74,690,697	5/17/24	474,927	18,439
U.S. dollar	251,380	Swedish krona	2,684,311	5/17/24	243,832	7,548
U.S. dollar	291,494	Swiss franc	263,204	5/17/24	286,941	4,553
Total Short Contracts	$4,899,008				$4,817,486	$81,522

As of April 30, 2024, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,586,216	British pound	1,264,405	5/17/24	$1,579,752	$6,464
U.S. dollar	834,088	Canadian dollar	1,138,172	5/17/24	827,100	6,988
U.S. dollar	4,905,731	Euro	4,571,042	5/17/24	4,881,151	24,580
U.S. dollar	1,455,003	Japanese yen	221,556,641	5/17/24	1,408,786	46,217
U.S. dollar	351,551	Swedish krona	3,794,933	5/17/24	344,716	6,835
U.S. dollar	221,409	Swiss franc	201,024	5/17/24	219,153	2,256
Total Short Contracts	$9,353,998				$9,260,658	$93,340

Long:
British pound	145,316	U.S. dollar	$182,136	5/17/24	$181,558	$(578)
Canadian dollar	176,983	U.S. dollar	129,800	5/17/24	128,612	(1,188)
Euro	801,935	U.S. dollar	861,855	5/17/24	856,340	(5,515)
Japanese yen	25,855,669	U.S. dollar	166,549	5/17/24	164,405	(2,144)
Swedish krona	639,357	U.S. dollar	59,027	5/17/24	58,076	(951)
Swiss franc	46,961	U.S. dollar	51,702	5/17/24	51,196	(507)
Total Long Contracts			$1,451,069		$1,440,187	$(10,883)

			Total unrealized appreciation			$174,862
			Total unrealized (depreciation)			(10,883)
			Total net unrealized appreciation/(depreciation)			$163,979

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (50.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	51,477	$8,152,927
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	2,277	67,604
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,289	106,399
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	15,797	3,169,036
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	26,509	5,266,013
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,041	107,764
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,020	18,229,785
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,718	152,163
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	4,325	470,387
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,784	635,889
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,644	129,239
Intel Corp. (Semiconductors & Semiconductor Equipment)	134,700	4,104,309
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,308	2,969,461
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,177	3,735,951
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,397	301,634
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,542	1,815,293
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	17,216	1,583,528
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	35,169	3,972,690
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,003	238,317
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,530	1,024,075
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	78,692	67,991,462
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,212	2,103,832
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	13,614	955,158
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,811	120,830
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,076	359,400
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	35,555	5,896,797
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,425	187,759
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,016	123,434
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,105	544,142
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,810	106,157
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,871	566,595
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	28,969	5,110,711
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,388	219,276
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	4,008	108,336
TOTAL COMMON STOCKS
(Cost $38,387,132)		140,626,353

Repurchase Agreements(b)(c)  (14.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $40,704,857	$40,699,000	$40,699,000
TOTAL REPURCHASE AGREEMENTS
(Cost $40,699,000)		40,699,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	201,700	$201,700
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $201,700)		201,700
TOTAL INVESTMENT SECURITIES
(Cost $79,287,832) - 64.6%		181,527,053
Net other assets (liabilities) - 35.4%		99,410,670
NET ASSETS - 100.0%		$280,937,723

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $129,239.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $33,151,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/24	5.93%	$135,834,748	$2,954,805
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/24	5.83%	144,949,072	3,443,169
				$280,783,820	$6,397,974

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$140,626,353	50.0%
Other **	140,311,370	50.0%
Total	$280,937,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

U.S. Treasury Obligation  (38.2%)

	Principal Amount	Value
U.S. Treasury Bills, 5.27%+, 5/9/24^	$500,000	$499,414
TOTAL U.S. TREASURY OBLIGATION
(Cost $499,415)		499,414

Repurchase Agreement(a) (95.1%)

Repurchase Agreement with UMB Bank, N.A., 5.12%, dated 4/30/24, due 5/1/24, total to be received $1,244,145	1,243,968	1,243,968
TOTAL REPURCHASE AGREEMENTS
(Cost $1,243,968)		1,243,968
TOTAL INVESTMENT SECURITIES
(Cost $1,743,383) - 133.3%		1,743,382
Reverse Repurchase Agreements including accrued interest- (38.2)%		(499,493)
Net other assets (liabilities) - 4.9%		63,949
NET ASSETS - 100.0%		$1,307,838

+	Reflects the effective yield or interest rate in effect at April 30, 2024.
^	$499,414 of this security has been pledged as collateral for reverse repurchase agreements.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	4	6/3/24	$(1,188,000)	$116,459
CME Micro Bitcoin Futures Contracts	20	5/31/24	(118,800)	3,684
			$(1,306,800)	$120,143

Short Energy ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (84.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $489,070	$489,000	$489,000
TOTAL REPURCHASE AGREEMENTS
(Cost $489,000)		489,000
TOTAL INVESTMENT SECURITIES
(Cost $489,000) - 84.4%		489,000
Net other assets (liabilities) - 15.6%		90,158
NET ASSETS - 100.0%		$579,158

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $106,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	5/23/24	(5.43)%	$(215,408)	$5,930
S&P Energy Select Sector Index	UBS AG	5/23/24	(5.13)%	(361,965)	7,291
				$(577,373)	$13,221

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (92.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,600,230	$1,600,000	$1,600,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,600,000)		1,600,000
TOTAL INVESTMENT SECURITIES
(Cost $1,600,000) - 92.5%		1,600,000
Net other assets (liabilities) - 7.5%		130,447
NET ASSETS - 100.0%		$1,730,447

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $233,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	6/24/24	$(351,425)	$12,055

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/24	(5.68)%	$(790,937)	$14,251
Nasdaq-100 Index	UBS AG	5/28/24	(5.48)%	(584,263)	11,549
				$(1,375,200)	$25,800

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (108.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $5,443,783	$5,443,000	$5,443,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,443,000)		5,443,000
TOTAL INVESTMENT SECURITIES
(Cost $5,443,000) - 108.0%		5,443,000
Net other assets (liabilities) - (8.0)%		(402,812)
NET ASSETS - 100.0%		$5,040,188

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,330,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/24	(5.43)%	$(1,709,010)	$2,018
Dow Jones Precious Metals Index	UBS AG	5/23/24	(5.08)%	(3,286,255)	(80,471)
				$(4,995,265)	$(78,453)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,878,270	$1,878,000	$1,878,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,878,000)		1,878,000
TOTAL INVESTMENT SECURITIES
(Cost $1,878,000) - 96.9%		1,878,000
Net other assets (liabilities) - 3.1%		60,309
NET ASSETS - 100.0%		$1,938,309

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $383,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	5/23/24	(5.43)%	$(1,370,014)	$10,534
S&P Real Estate Select Sector Index	UBS AG	5/23/24	(4.98)%	(559,468)	4,089
				$(1,929,482)	$14,623

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (3.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,279,184	$1,279,000	$1,279,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,279,000)		1,279,000
TOTAL INVESTMENT SECURITIES
(Cost $1,279,000) - 3.0%		1,279,000
Net other assets (liabilities)(c) - 97.0%		41,578,718
NET ASSETS - 100.0%		$42,857,718

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,279,000.
(c)	Amount includes $41,719,918 of net capital subscriptions.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/28/24	(5.33)%	$(42,348,265)	$8,575
Russell 2000 Index	UBS AG	5/28/24	(5.18)%	(479,660)	10,296
				$(42,827,925)	$18,871

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (99.9%)

	Shares	Value
A10 Networks, Inc. (Software)	243	$3,174
AAON, Inc. (Building Products)	500	47,046
AAR Corp.* (Aerospace & Defense)	177	12,238
Abercrombie & Fitch Co.* (Specialty Retail)	373	45,328
ACI Worldwide, Inc.* (Software)	507	17,289
Addus HomeCare Corp.* (Health Care Providers & Services)	50	4,808
Adeia, Inc. (Software)	318	3,129
Adtalem Global Education, Inc.* (Diversified Consumer Services)	290	14,390
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	171	16,389
AeroVironment, Inc.* (Aerospace & Defense)	207	33,077
Agilysys, Inc.* (Software)	149	12,374
Air Lease Corp. (Trading Companies & Distributors)	161	8,089
Alamo Group, Inc. (Machinery)	77	14,967
Alarm.com Holdings, Inc.* (Software)	370	24,605
Albany International Corp. (Machinery)	111	8,852
Alkermes PLC* (Biotechnology)	791	19,412
Alpha Metallurgical Resources, Inc. (Metals & Mining)	88	28,787
Ambac Financial Group, Inc.* (Insurance)	335	4,841
American Eagle Outfitters, Inc. (Specialty Retail)	1,376	33,382
American Equity Investment Life Holding Co. (Insurance)	305	17,113
American States Water Co. (Water Utilities)	145	10,271
American Woodmark Corp.* (Building Products)	66	6,077
AMERISAFE, Inc. (Insurance)	61	2,782
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	151	9,057
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	277	11,426
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	112	7,392
Apogee Enterprises, Inc. (Building Products)	74	4,572
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	601	5,788
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	1,577	23,277
ArcBest Corp. (Ground Transportation)	175	19,409
Arch Resources, Inc. (Metals & Mining)	94	14,925
Archrock, Inc. (Energy Equipment & Services)	1,017	19,516
Arcosa, Inc. (Construction & Engineering)	213	16,192
Arcus Biosciences, Inc.* (Biotechnology)	164	2,498
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	701	8,678
Armada Hoffler Properties, Inc. (Diversified REITs)	215	2,262
ARMOUR Residential REIT, Inc. (Mortgage REITs)	250	4,543
Armstrong World Industries, Inc. (Building Products)	327	37,566
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	285	11,665
Artivion, Inc.* (Health Care Equipment & Supplies)	156	3,061
Asbury Automotive Group, Inc.* (Specialty Retail)	75	15,768
Assured Guaranty, Ltd. (Insurance)	242	18,560
Astrana Health, Inc.* (Health Care Providers & Services)	312	11,591
ATI, Inc.* (Metals & Mining)	945	56,416
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	242	25,052
Axos Financial, Inc.* (Banks)	236	11,944
AZZ, Inc. (Building Products)	215	15,400
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	217	39,694
Balchem Corp. (Chemicals)	134	18,944
BancFirst Corp. (Banks)	67	5,974
Bank of Hawaii Corp. (Banks)	118	6,689
Berkshire Hills Bancorp, Inc. (Banks)	155	3,305
BGC Group, Inc. - Class A (Capital Markets)	1,662	13,013
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	158	2,771
BlackLine, Inc.* (Software)	252	14,629
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	315	8,124
Boise Cascade Co. (Trading Companies & Distributors)	293	38,755
Boot Barn Holdings, Inc.* (Specialty Retail)	225	23,956
Box, Inc.* - Class A (Software)	649	16,887
Brady Corp. - Class A (Commercial Services & Supplies)	216	12,744
Brightsphere Investment Group, Inc. (Capital Markets)	144	3,203
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	138	7,397
California Resources Corp. (Oil, Gas & Consumable Fuels)	478	25,267
California Water Service Group (Water Utilities)	171	8,400
Calix, Inc.* (Communications Equipment)	213	5,906
Cal-Maine Foods, Inc. (Food Products)	301	16,653
CareTrust REIT, Inc. (Health Care REITs)	609	15,055
Cargurus, Inc.* (Interactive Media & Services)	635	14,262
Carpenter Technology Corp. (Metals & Mining)	366	31,365
Cars.com, Inc.* (Interactive Media & Services)	456	7,620
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	827	12,446
Cathay General Bancorp (Banks)	253	8,713
Cavco Industries, Inc.* (Household Durables)	58	21,124
Century Communities, Inc. (Household Durables)	107	8,487
Certara, Inc.* (Health Care Technology)	460	7,871
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	75	1,520
Chesapeake Utilities Corp. (Gas Utilities)	74	7,834
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	73	2,151
Cinemark Holdings, Inc.* (Entertainment)	786	13,472
City Holding Co. (Banks)	66	6,667
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	311	19,960
Cohen & Steers, Inc. (Capital Markets)	93	6,397
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	144	4,366
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	242	8,937

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Health Care REITs)	72	$1,910
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	347	3,491
CONMED Corp. (Health Care Equipment & Supplies)	228	15,499
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	197	16,304
Corcept Therapeutics, Inc.* (Pharmaceuticals)	437	10,191
Core Laboratories, Inc. (Energy Equipment & Services)	152	2,402
CorVel Corp.* (Health Care Providers & Services)	67	16,003
CSG Systems International, Inc. (Professional Services)	103	4,866
CTS Corp. (Electronic Equipment, Instruments & Components)	129	5,902
Customers Bancorp, Inc.* (Banks)	210	9,591
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	119	3,615
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	238	12,709
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,553	13,822
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	49	2,161
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	208	15,186
Donnelley Financial Solutions, Inc.* (Capital Markets)	183	11,489
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	253	10,454
Dorman Products, Inc.* (Automobile Components)	145	12,680
DoubleVerify Holdings, Inc.* (Software)	1,033	30,266
Dynavax Technologies Corp.* (Biotechnology)	958	10,892
Ellington Financial, Inc. (Mortgage REITs)	587	6,715
Encore Wire Corp. (Electrical Equipment)	117	32,685
Energizer Holdings, Inc. (Household Products)	228	6,548
Enerpac Tool Group Corp. (Machinery)	269	9,584
Enpro, Inc. (Machinery)	70	10,509
Envestnet, Inc.* (Software)	155	9,621
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	120	9,226
ESCO Technologies, Inc. (Machinery)	191	19,377
Essential Properties Realty Trust, Inc. (Diversified REITs)	601	15,830
Ethan Allen Interiors, Inc. (Household Durables)	69	1,949
EVERTEC, Inc. (Financial Services)	479	17,977
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	570	5,677
Extreme Networks, Inc.* (Communications Equipment)	572	6,407
Fabrinet* (Electronic Equipment, Instruments & Components)	269	46,555
Federal Signal Corp. (Machinery)	451	36,666
First Bancorp (Banks)	1,248	21,527
First Commonwealth Financial Corp. (Banks)	347	4,577
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	577	25,728
Four Corners Property Trust, Inc. (Specialized REITs)	295	6,918
Fox Factory Holding Corp.* (Automobile Components)	119	4,631
Franklin Electric Co., Inc. (Machinery)	294	28,303
Frontdoor, Inc.* (Diversified Consumer Services)	590	18,107
Gentherm, Inc.* (Automobile Components)	112	5,664
Getty Realty Corp. (Retail REITs)	156	4,228
Gibraltar Industries, Inc.* (Building Products)	226	16,150
Glaukos Corp.* (Health Care Equipment & Supplies)	362	34,752
GMS, Inc.* (Trading Companies & Distributors)	295	27,293
Gogo, Inc.* (Wireless Telecommunication Services)	215	1,948
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	97	3,109
Goosehead Insurance, Inc.* - Class A (Insurance)	181	10,301
Granite Construction, Inc. (Construction & Engineering)	166	9,213
Green Brick Partners, Inc.* (Household Durables)	188	10,176
Griffon Corp. (Building Products)	193	12,645
Group 1 Automotive, Inc. (Specialty Retail)	98	28,814
Guess?, Inc. (Specialty Retail)	203	5,436
H.B. Fuller Co. (Chemicals)	197	14,718
Harmonic, Inc.* (Communications Equipment)	450	4,833
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	104	3,215
Hawkins, Inc. (Chemicals)	141	10,684
Haynes International, Inc. (Metals & Mining)	53	3,188
HCI Group, Inc. (Insurance)	51	5,823
HealthStream, Inc. (Health Care Technology)	94	2,422
Heartland Express, Inc. (Ground Transportation)	187	1,859
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,050	11,277
Helmerich & Payne, Inc. (Energy Equipment & Services)	395	15,535
HNI Corp. (Commercial Services & Supplies)	207	8,684
Inari Medical, Inc.* (Health Care Equipment & Supplies)	216	8,065
Innospec, Inc. (Chemicals)	116	13,920
Innovative Industrial Properties, Inc. (Industrial REITs)	114	11,788
Innoviva, Inc.* (Pharmaceuticals)	209	3,158
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	133	24,282
Installed Building Products, Inc. (Household Durables)	174	41,017
Insteel Industries, Inc. (Building Products)	91	2,921
Integer Holdings Corp.* (Health Care Equipment & Supplies)	247	27,573
Inter Parfums, Inc. (Personal Care Products)	133	15,479
InterDigital, Inc. (Software)	190	18,759
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	580	4,495
Itron, Inc.* (Electronic Equipment, Instruments & Components)	165	15,200
J & J Snack Foods Corp. (Food Products)	115	15,788

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	145	$8,275
John B Sanfilippo & Son, Inc. (Food Products)	35	3,490
John Bean Technologies Corp. (Machinery)	142	12,651
Knowles Corp.* (Electronic Equipment, Instruments & Components)	271	4,290
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	370	22,962
Koppers Holdings, Inc. (Chemicals)	82	4,205
Korn Ferry (Professional Services)	226	13,723
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	263	12,172
Lakeland Financial Corp. (Banks)	89	5,231
La-Z-Boy, Inc. (Household Durables)	171	5,616
LCI Industries (Automobile Components)	118	12,270
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	147	9,526
LGI Homes, Inc.* (Household Durables)	91	8,184
Liberty Energy, Inc. (Energy Equipment & Services)	1,124	24,728
Lindsay Corp. (Machinery)	40	4,646
Liquidity Services, Inc.* (Commercial Services & Supplies)	166	2,865
LiveRamp Holdings, Inc.* (Software)	490	15,734
LTC Properties, Inc. (Health Care REITs)	132	4,369
M/I Homes, Inc.* (Household Durables)	206	23,941
Madison Square Garden Sports Corp.* (Entertainment)	124	23,054
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	1,372	34,396
Marcus & Millichap, Inc. (Real Estate Management & Development)	72	2,280
Marten Transport, Ltd. (Ground Transportation)	201	3,401
Materion Corp. (Metals & Mining)	153	17,586
Matson, Inc. (Marine Transportation)	259	27,915
Matthews International Corp. - Class A (Commercial Services & Supplies)	145	3,912
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	342	7,110
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	252	18,673
Meritage Homes Corp. (Household Durables)	270	44,750
Metallus, Inc.* (Metals & Mining)	162	3,331
MGE Energy, Inc. (Electric Utilities)	147	11,513
MGP Ingredients, Inc. (Beverages)	67	5,255
Middlesex Water Co. (Water Utilities)	61	3,094
Minerals Technologies, Inc. (Chemicals)	121	8,820
Mister Car Wash, Inc.* (Diversified Consumer Services)	310	2,074
Moelis & Co. - Class A (Capital Markets)	267	13,105
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	99	6,709
Moog, Inc. - Class A (Aerospace & Defense)	213	33,881
Mueller Industries, Inc. (Machinery)	841	46,945
Myers Industries, Inc. (Containers & Packaging)	134	2,935
MYR Group, Inc.* (Construction & Engineering)	124	20,615
Myriad Genetics, Inc.* (Biotechnology)	321	6,282
N-able, Inc.* (Software)	330	4,046
National Beverage Corp.* (Beverages)	95	4,228
National HealthCare Corp. (Health Care Providers & Services)	47	4,271
National Presto Industries, Inc. (Aerospace & Defense)	17	1,394
NeoGenomics, Inc.* (Health Care Providers & Services)	944	13,140
New York Mortgage Trust, Inc. (Mortgage REITs)	672	4,603
NMI Holdings, Inc.* - Class A (Financial Services)	390	12,035
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	676	27,574
Oceaneering International, Inc.* (Energy Equipment & Services)	746	17,091
OFG Bancorp (Banks)	349	12,602
Olympic Steel, Inc. (Metals & Mining)	36	2,289
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	544	2,878
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	116	15,247
Otter Tail Corp. (Electric Utilities)	309	26,377
Outfront Media, Inc. (Specialized REITs)	452	7,168
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	109	11,748
Palomar Holdings, Inc.* (Insurance)	183	14,397
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	114	7,033
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	412	12,690
Park National Corp. (Banks)	44	5,795
Pathward Financial, Inc. (Banks)	189	9,520
Patrick Industries, Inc. (Automobile Components)	154	16,092
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,309	14,163
Payoneer Global, Inc.* (Financial Services)	782	3,863
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	227	6,828
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	367	8,052
Perdoceo Education Corp. (Diversified Consumer Services)	273	4,996
Perficient, Inc.* (IT Services)	157	7,420
Phillips Edison & Co., Inc. (Retail REITs)	461	15,075
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	325	8,908
Piper Sandler Cos. (Capital Markets)	55	10,768
PJT Partners, Inc. - Class A (Capital Markets)	94	8,882
Plexus Corp.* (Electronic Equipment, Instruments & Components)	90	9,091
Powell Industries, Inc. (Electrical Equipment)	68	9,724
Preferred Bank (Banks)	93	7,039
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	177	12,702
Privia Health Group, Inc.* (Health Care Providers & Services)	761	14,002
PROG Holdings, Inc. (Consumer Finance)	331	11,003
Progress Software Corp. (Software)	325	16,192
Proto Labs, Inc.* (Machinery)	124	3,780
Quaker Chemical Corp. (Chemicals)	53	9,886
Quanex Building Products Corp. (Building Products)	169	5,614
Radian Group, Inc. (Financial Services)	624	18,640

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
RadNet, Inc.* (Health Care Providers & Services)	483	$23,426
Redwood Trust, Inc. (Mortgage REITs)	974	5,386
REGENXBIO, Inc.* (Biotechnology)	129	1,980
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	113	6,252
Rogers Corp.* (Electronic Equipment, Instruments & Components)	83	9,884
RPC, Inc. (Energy Equipment & Services)	630	4,215
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	205	9,004
RXO, Inc.* (Ground Transportation)	399	7,545
S&T Bancorp, Inc. (Banks)	150	4,523
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,490	4,276
Saul Centers, Inc. (Retail REITs)	47	1,711
Schrodinger, Inc.* (Health Care Technology)	227	5,534
Sealed Air Corp. (Containers & Packaging)	428	13,473
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	214	8,051
Sensient Technologies Corp. (Chemicals)	135	9,885
ServisFirst Bancshares, Inc. (Banks)	167	9,846
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	278	29,425
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	372	4,769
Shutterstock, Inc. (Interactive Media & Services)	90	3,844
Signet Jewelers, Ltd. (Specialty Retail)	328	32,154
Simulations Plus, Inc. (Health Care Technology)	70	3,175
SiriusPoint, Ltd.* (Insurance)	670	7,893
SITE Centers Corp. (Retail REITs)	627	8,458
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	75	6,684
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	536	12,639
SJW Group (Water Utilities)	93	5,064
SkyWest, Inc.* (Passenger Airlines)	164	11,977
SM Energy Co. (Oil, Gas & Consumable Fuels)	857	41,556
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	157	2,868
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	164	9,619
Southside Bancshares, Inc. (Banks)	83	2,213
SPS Commerce, Inc.* (Software)	272	47,292
SPX Technologies, Inc.* (Machinery)	338	41,172
STAAR Surgical Co.* (Health Care Equipment & Supplies)	221	10,157
Standex International Corp. (Machinery)	88	15,213
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	520	21,013
Strategic Education, Inc. (Diversified Consumer Services)	66	7,579
Stride, Inc.* (Diversified Consumer Services)	295	19,691
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	407	2,446
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	130	1,730
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,522	15,524
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	162	4,876
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	222	8,145
Tanger, Inc. (Retail REITs)	798	22,623
TechTarget, Inc.* (Media)	111	3,053
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	365	5,712
Tennant Co. (Machinery)	138	16,074
The Andersons, Inc. (Consumer Staples Distribution & Retail)	124	6,813
The Bancorp, Inc.* (Banks)	398	11,916
The Buckle, Inc. (Specialty Retail)	134	5,010
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	159	5,489
The Ensign Group, Inc. (Health Care Providers & Services)	416	49,237
The Marcus Corp. (Entertainment)	97	1,265
The Simply Good Foods Co.* (Food Products)	424	15,455
The St. Joe Co. (Real Estate Management & Development)	264	15,101
Tootsie Roll Industries, Inc. (Food Products)	80	2,377
Tri Pointe Homes, Inc.* (Household Durables)	439	16,177
Trinity Industries, Inc. (Machinery)	303	7,884
TripAdvisor, Inc.* (Interactive Media & Services)	801	21,089
Triumph Financial, Inc.* (Banks)	160	11,258
Trupanion, Inc.*(a) (Insurance)	127	2,858
Two Harbors Investment Corp. (Mortgage REITs)	765	9,662
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	61	6,192
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	52	10,709
UniFirst Corp. (Commercial Services & Supplies)	46	7,366
Uniti Group, Inc. (Specialized REITs)	920	5,290
Unitil Corp. (Multi-Utilities)	54	2,751
Universal Health Realty Income Trust (Health Care REITs)	45	1,621
Upbound Group, Inc. (Specialty Retail)	185	5,737
Urban Edge Properties (Retail REITs)	514	8,599
Urban Outfitters, Inc.* (Specialty Retail)	419	16,324
Vector Group, Ltd. (Tobacco)	442	4,575
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	417	14,737
Vericel Corp.* (Biotechnology)	354	16,238
Veris Residential, Inc. (Residential REITs)	238	3,430
Verra Mobility Corp.* (Professional Services)	1,232	29,050
Vestis Corp. (Commercial Services & Supplies)	516	9,505
Viad Corp.* (Commercial Services & Supplies)	155	5,344
Vicor Corp.* (Electrical Equipment)	89	2,882
Virtus Investment Partners, Inc. (Capital Markets)	32	7,018
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	88	4,666
Walker & Dunlop, Inc. (Financial Services)	107	9,804
Warrior Met Coal, Inc. (Metals & Mining)	385	26,315
WD-40 Co. (Household Products)	100	22,613
Westamerica Bancorp (Banks)	121	5,633
Whitestone REIT (Retail REITs)	171	1,967

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Winnebago Industries, Inc. (Automobiles)	121	$7,451
WisdomTree, Inc. (Capital Markets)	818	7,280
World Acceptance Corp.* (Consumer Finance)	25	3,439
Worthington Enterprises, Inc. (Household Durables)	156	8,917
Worthington Steel, Inc. (Metals & Mining)	156	4,803
WSFS Financial Corp. (Banks)	202	8,631
Xencor, Inc.* (Biotechnology)	235	4,921
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	460	6,380
XPEL, Inc.* (Automobile Components)	158	8,303
Xperi, Inc.* (Software)	161	1,692
Yelp, Inc.* (Interactive Media & Services)	507	20,402
TOTAL COMMON STOCKS
(Cost $3,059,997)		4,251,663

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $22,003	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS
(Cost $22,000)		22,000

Collateral for Securities Loaned(c)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(d)	7,480	$7,480
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,480)		7,480
TOTAL INVESTMENT SECURITIES
(Cost $3,089,477) - 100.6%		4,281,143
Net other assets (liabilities) - (0.6)%		(26,152)
NET ASSETS - 100.0%		$4,254,991

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $7,012.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
REIT	Real Estate Investment Trust

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$80,590	1.9%
Automobile Components	59,640	1.4%
Automobiles	7,451	0.2%
Banks	173,195	4.1%
Beverages	9,483	0.2%
Biotechnology	79,164	1.9%
Building Products	147,991	3.5%
Capital Markets	92,820	2.2%
Chemicals	91,062	2.1%
Commercial Services & Supplies	50,420	1.2%
Communications Equipment	17,146	0.4%
Construction & Engineering	46,020	1.1%
Consumer Finance	14,442	0.3%
Consumer Staples Distribution & Retail	6,813	0.2%
Containers & Packaging	16,408	0.4%
Diversified Consumer Services	66,837	1.6%
Diversified REITs	18,092	0.4%
Diversified Telecommunication Services	24,729	0.6%
Electric Utilities	37,889	0.9%
Electrical Equipment	45,291	1.1%
Electronic Equipment, Instruments & Components	204,438	4.8%
Energy Equipment & Services	108,927	2.5%
Entertainment	37,791	0.9%
Financial Services	62,319	1.5%
Food Products	53,764	1.3%
Gas Utilities	7,834	0.2%
Ground Transportation	32,214	0.7%
Health Care Equipment & Supplies	149,038	3.5%
Health Care Providers & Services	151,727	3.6%
Health Care REITs	22,955	0.5%
Health Care Technology	19,002	0.4%
Hotel & Resort REITs	61,449	1.4%
Hotels, Restaurants & Leisure	109,497	2.6%
Household Durables	190,338	4.5%
Household Products	29,161	0.7%
Industrial REITs	11,788	0.3%
Insurance	84,568	2.0%
Interactive Media & Services	67,218	1.6%
IT Services	7,420	0.2%
Life Sciences Tools & Services	2,771	0.1%
Machinery	276,624	6.4%
Marine Transportation	27,915	0.6%
Media	3,052	0.1%
Metals & Mining	189,006	4.4%
Mortgage REITs	36,697	0.9%
Multi-Utilities	2,751	0.1%
Oil, Gas & Consumable Fuels	194,316	4.6%
Passenger Airlines	13,707	0.3%
Personal Care Products	15,479	0.4%
Pharmaceuticals	61,896	1.4%
Professional Services	47,639	1.1%
Real Estate Management & Development	23,058	0.5%
Residential REITs	3,430	0.1%
Retail REITs	62,661	1.5%
Semiconductors & Semiconductor Equipment	148,829	3.5%
Software	235,689	5.5%
Specialized REITs	19,376	0.4%
Specialty Retail	211,908	5.0%
Textiles, Apparel & Luxury Goods	55,723	1.3%
Tobacco	4,575	0.1%
Trading Companies & Distributors	83,141	1.9%
Water Utilities	26,829	0.6%
Wireless Telecommunication Services	7,660	0.2%
Other **	3,328	0.1%
Total	$4,254,991	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (67.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	23	$209
1st Source Corp. (Banks)	15	744
23andMe Holding Co.* - Class A (Health Care Providers & Services)	279	140
2seventy bio, Inc.* (Biotechnology)	45	205
2U, Inc.* (Diversified Consumer Services)	72	18
374Water, Inc.* (Machinery)	55	82
3D Systems Corp.* (Machinery)	117	392
4D Molecular Therapeutics, Inc.* (Biotechnology)	36	861
5E Advanced Materials, Inc.* (Metals & Mining)	35	40
89bio, Inc.* (Biotechnology)	71	604
8x8, Inc.* (Software)	111	245
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	20	114
A10 Networks, Inc. (Software)	63	823
Aadi Bioscience, Inc.* (Biotechnology)	15	29
AAON, Inc. (Building Products)	61	5,739
AAR Corp.* (Aerospace & Defense)	30	2,074
Abercrombie & Fitch Co.* (Specialty Retail)	44	5,346
ABM Industries, Inc. (Commercial Services & Supplies)	56	2,447
Acacia Research Corp.* (Financial Services)	34	166
Academy Sports & Outdoors, Inc. (Specialty Retail)	65	3,790
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	110	1,838
Acadia Realty Trust (Retail REITs)	90	1,555
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	48	516
ACCO Brands Corp. (Commercial Services & Supplies)	83	400
Accolade, Inc.* (Health Care Providers & Services)	62	473
Accuray, Inc.* (Health Care Equipment & Supplies)	85	181
ACELYRIN, Inc.* (Biotechnology)	65	272
ACI Worldwide, Inc.* (Software)	97	3,308
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	62	75
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	44	1,123
ACNB Corp. (Banks)	7	228
Acrivon Therapeutics, Inc.* (Biotechnology)	11	100
Actinium Pharmaceuticals, Inc.* (Biotechnology)	25	193
Acushnet Holdings Corp. (Leisure Products)	27	1,646
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	114	1,989
AdaptHealth Corp.* (Health Care Providers & Services)	86	847
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	102	267
Addus HomeCare Corp.* (Health Care Providers & Services)	14	1,346
Adeia, Inc. (Software)	96	945
Adicet Bio, Inc.* (Biotechnology)	48	72
Adient PLC* (Automobile Components)	82	2,449
ADMA Biologics, Inc.* (Biotechnology)	191	1,245
Adtalem Global Education, Inc.* (Diversified Consumer Services)	35	1,737
ADTRAN Holdings, Inc. (Communications Equipment)	70	307
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	34	3,259
AdvanSix, Inc. (Chemicals)	23	581
Advantage Solutions, Inc.* (Media)	78	332
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	25	300
Aerovate Therapeutics, Inc.* (Biotechnology)	10	200
AeroVironment, Inc.* (Aerospace & Defense)	24	3,835
AerSale Corp.* (Aerospace & Defense)	30	214
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	44
AFC Gamma, Inc. (Mortgage REITs)	15	180
Agenus, Inc.* (Biotechnology)	17	206
Agiliti, Inc.* (Health Care Providers & Services)	27	274
Agilysys, Inc.* (Software)	18	1,495
Agios Pharmaceuticals, Inc.* (Biotechnology)	50	1,625
Air Transport Services Group, Inc.* (Air Freight & Logistics)	46	590
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	11	61
Akero Therapeutics, Inc.* (Biotechnology)	55	1,094
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	85	50
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	21	80
Alamo Group, Inc. (Machinery)	9	1,749
Alarm.com Holdings, Inc.* (Software)	43	2,860
Albany International Corp. (Machinery)	28	2,233
Aldeyra Therapeutics, Inc.* (Biotechnology)	42	165
Alector, Inc.* (Biotechnology)	65	330
Alerus Financial Corp. (Financial Services)	16	315
Alexander & Baldwin, Inc. (Diversified REITs)	65	1,071
Alexander's, Inc. (Retail REITs)	2	423
Alico, Inc. (Food Products)	6	167
Alight, Inc.* - Class A (Professional Services)	372	3,355
Alignment Healthcare, Inc.* (Health Care Providers & Services)	76	391
Alkami Technology, Inc.* (Software)	36	867
Alkermes PLC* (Biotechnology)	149	3,656
Allakos, Inc.* (Biotechnology)	60	63
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	87	52
Allegiant Travel Co. (Passenger Airlines)	14	764
ALLETE, Inc. (Electric Utilities)	52	3,079
Allient, Inc. (Electrical Equipment)	12	353
Allogene Therapeutics, Inc.* (Biotechnology)	85	235
Allovir, Inc.* (Biotechnology)	46	37
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	21	459
Alpha Metallurgical Resources, Inc. (Metals & Mining)	10	3,271
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	83	1,047
Alpine Immune Sciences, Inc.* (Biotechnology)	34	2,196
Alpine Income Property Trust, Inc. (Diversified REITs)	11	164
Alta Equipment Group, Inc. (Trading Companies & Distributors)	21	233

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Altair Engineering, Inc.* - Class A (Software)	49	$3,942
AlTi Global, Inc.* (Capital Markets)	21	97
Altimmune, Inc.* (Biotechnology)	48	314
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	57	209
ALX Oncology Holdings, Inc.* (Biotechnology)	24	408
Amalgamated Financial Corp. (Banks)	16	393
A-Mark Precious Metals, Inc. (Financial Services)	17	681
Ambac Financial Group, Inc.* (Insurance)	40	578
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	35	1,609
AMC Networks, Inc.* - Class A (Media)	28	297
Amerant Bancorp, Inc. (Banks)	23	498
Ameresco, Inc.* - Class A (Construction & Engineering)	29	607
American Assets Trust, Inc. (Diversified REITs)	44	939
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	102	749
American Coastal Insurance Corp.* (Insurance)	18	188
American Eagle Outfitters, Inc. (Specialty Retail)	164	3,978
American Equity Investment Life Holding Co. (Insurance)	70	3,928
American Realty Investors, Inc.* (Real Estate Management & Development)	1	14
American Software, Inc. - Class A (Software)	29	293
American States Water Co. (Water Utilities)	33	2,338
American Vanguard Corp. (Chemicals)	24	273
American Well Corp.* - Class A (Health Care Technology)	226	115
American Woodmark Corp.* (Building Products)	14	1,289
America's Car-Mart, Inc.* (Specialty Retail)	5	286
Ameris Bancorp (Banks)	59	2,801
AMERISAFE, Inc. (Insurance)	17	775
Ames National Corp. (Banks)	8	154
Amicus Therapeutics, Inc.* (Biotechnology)	260	2,597
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	101	3,267
AMMO, Inc.* (Leisure Products)	81	206
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	34	2,039
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	109	659
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	34	1,403
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	33	233
Amplitude, Inc.* - Class A (Software)	62	607
Amprius Technologies, Inc.* (Electrical Equipment)	5	9
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	46	83
AnaptysBio, Inc.* (Biotechnology)	17	414
Anavex Life Sciences Corp.* (Biotechnology)	65	237
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	11	116
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	34	197
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	13	858
Anika Therapeutics, Inc.* (Biotechnology)	13	337
Annexon, Inc.* (Biotechnology)	60	273
Anterix, Inc.* (Diversified Telecommunication Services)	12	378
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	97	471
Apartment Investment and Management Co.* (Residential REITs)	129	1,032
API Group Corp.* (Construction & Engineering)	188	7,251
Apogee Enterprises, Inc. (Building Products)	20	1,236
Apogee Therapeutics, Inc.* (Biotechnology)	37	1,861
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	127	1,223
Appfolio, Inc.* - Class A (Software)	17	3,855
Appian Corp.* - Class A (Software)	37	1,385
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	193	2,849
Applied Digital Corp.*(a) (IT Services)	78	211
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	35	6,413
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	165	2,117
Arbutus Biopharma Corp.* (Biotechnology)	114	311
Arcadium Lithium PLC* (Chemicals)	917	4,035
ArcBest Corp. (Ground Transportation)	21	2,330
Arcellx, Inc.* (Biotechnology)	34	1,701
Arch Resources, Inc. (Metals & Mining)	16	2,540
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	137	532
Archrock, Inc. (Energy Equipment & Services)	125	2,399
Arcosa, Inc. (Construction & Engineering)	44	3,345
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	21	537
Arcus Biosciences, Inc.* (Biotechnology)	48	731
Arcutis Biotherapeutics, Inc.* (Biotechnology)	71	591
Ardelyx, Inc.* (Biotechnology)	207	1,325
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	37	620
Ares Commercial Real Estate Corp. (Mortgage REITs)	47	319
Argan, Inc. (Construction & Engineering)	11	663
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	27	379
Arko Corp. (Specialty Retail)	72	310
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	80	990
Armada Hoffler Properties, Inc. (Diversified REITs)	60	631
ARMOUR Residential REIT, Inc. (Mortgage REITs)	44	799
Array Technologies, Inc.* (Electrical Equipment)	136	1,678
ArriVent Biopharma, Inc.* (Biotechnology)	9	149
Arrow Financial Corp. (Banks)	13	290
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	104	2,352
ARS Pharmaceuticals, Inc.* (Biotechnology)	22	191
Artesian Resources Corp. - Class A (Water Utilities)	8	280
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	55	2,251
Artivion, Inc.* (Health Care Equipment & Supplies)	35	687
Arvinas, Inc.* (Pharmaceuticals)	45	1,430

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Asana, Inc.* - Class A (Software)	74	$1,100
Asbury Automotive Group, Inc.* (Specialty Retail)	19	3,994
ASGN, Inc.* (Professional Services)	41	3,954
Aspen Aerogels, Inc.* (Chemicals)	46	720
Assertio Holdings, Inc.* (Pharmaceuticals)	82	73
AssetMark Financial Holdings, Inc.* (Capital Markets)	20	676
Associated Banc-Corp. (Banks)	136	2,865
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	103	228
Astec Industries, Inc. (Machinery)	20	836
Astrana Health, Inc.* (Health Care Providers & Services)	39	1,449
Astria Therapeutics, Inc.* (Biotechnology)	45	413
Astronics Corp.* (Aerospace & Defense)	25	419
Asure Software, Inc.* (Professional Services)	20	148
Atara Biotherapeutics, Inc.* (Biotechnology)	87	60
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	69	255
ATI, Inc.* (Metals & Mining)	116	6,926
Atkore, Inc. (Electrical Equipment)	33	5,784
Atlanta Braves Holdings, Inc.* (Entertainment)	9	363
Atlanta Braves Holdings, Inc.* (Entertainment)	41	1,535
Atlantic Union Bankshares Corp. (Banks)	80	2,542
Atlanticus Holdings Corp.* (Consumer Finance)	4	106
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	16	355
Atmus Filtration Technologies, Inc.* (Automobile Components)	75	2,272
ATN International, Inc. (Diversified Telecommunication Services)	10	191
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	20	93
AtriCure, Inc.* (Health Care Equipment & Supplies)	42	1,013
Atrion Corp. (Health Care Equipment & Supplies)	1	423
Aura Biosciences, Inc.* (Biotechnology)	32	237
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	121	616
Aurora Innovation, Inc.* (Software)	320	888
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	41	741
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	45	101
AvePoint, Inc.* (Software)	133	1,033
Aviat Networks, Inc.* (Communications Equipment)	10	335
Avid Bioservices, Inc.* (Biotechnology)	56	427
Avidity Biosciences, Inc.* (Biotechnology)	66	1,593
AvidXchange Holdings, Inc.* (Financial Services)	135	1,574
Avient Corp. (Chemicals)	81	3,436
Avista Corp. (Multi-Utilities)	70	2,519
Avita Medical, Inc.* (Biotechnology)	23	193
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	29	3,002
Axogen, Inc.* (Health Care Equipment & Supplies)	37	237
Axonics, Inc.* (Health Care Equipment & Supplies)	45	2,996
Axos Financial, Inc.* (Banks)	49	2,480
Axsome Therapeutics, Inc.* (Pharmaceuticals)	32	2,361
AZZ, Inc. (Building Products)	26	1,862
B Riley Financial, Inc.(a) (Capital Markets)	18	619
B&G Foods, Inc. (Food Products)	70	777
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	53	54
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	26	4,756
Bakkt Holdings, Inc.* (Capital Markets)	3	17
Balchem Corp. (Chemicals)	29	4,100
Bally's Corp.* (Hotels, Restaurants & Leisure)	26	342
Banc of California, Inc. (Banks)	123	1,684
BancFirst Corp. (Banks)	20	1,783
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	25	710
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	21	382
Bank First Corp. (Banks)	8	618
Bank of Hawaii Corp. (Banks)	35	1,984
Bank of Marin Bancorp (Banks)	14	201
Bank7 Corp. (Banks)	3	82
BankUnited, Inc. (Banks)	67	1,791
Bankwell Financial Group, Inc. (Banks)	5	115
Banner Corp. (Banks)	31	1,353
Bar Harbor Bankshares (Banks)	13	326
BARK, Inc.* (Specialty Retail)	120	132
Barnes Group, Inc. (Machinery)	44	1,528
Barrett Business Services, Inc. (Professional Services)	6	729
BayCom Corp. (Banks)	10	198
BCB Bancorp, Inc. (Banks)	14	132
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	57	5,616
Beam Therapeutics, Inc.* (Biotechnology)	67	1,422
Beazer Homes USA, Inc.* (Household Durables)	26	729
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	9	528
Belden, Inc. (Electronic Equipment, Instruments & Components)	37	3,007
BellRing Brands, Inc.* (Personal Care Products)	118	6,510
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	967
Benson Hill, Inc.* (Food Products)	155	28
Berkshire Hills Bancorp, Inc. (Banks)	39	831
Berry Corp. (Oil, Gas & Consumable Fuels)	68	577
Beyond Air, Inc.* (Health Care Equipment & Supplies)	27	29
Beyond Meat, Inc.*(a) (Food Products)	53	359
Beyond, Inc.* (Specialty Retail)	40	805
BGC Group, Inc. - Class A (Capital Markets)	321	2,513
Big 5 Sporting Goods Corp. (Specialty Retail)	19	67
Big Lots, Inc.* (Broadline Retail)	26	92
BigBear.ai Holdings, Inc.* (IT Services)	46	76
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	61	345
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	197
BioAtla, Inc.* (Biotechnology)	40	90
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	170	702
Biohaven, Ltd.* (Biotechnology)	61	2,367

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	32		$561
Biomea Fusion, Inc.* (Biotechnology)	18		193
Biote Corp.* - Class A (Pharmaceuticals)	13		72
BioVie, Inc.* (Biotechnology)	12		6
Bioxcel Therapeutics, Inc.* (Biotechnology)	19		48
Bit Digital, Inc.* (Software)	81		165
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	20		652
Black Hills Corp. (Multi-Utilities)	61		3,349
Blackbaud, Inc.* (Software)	39		3,039
BlackLine, Inc.* (Software)	51		2,961
BlackSky Technology, Inc.* (Professional Services)	109		132
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	155		2,735
Blade Air Mobility, Inc.* (Passenger Airlines)	54		172
Blink Charging Co.* (Electrical Equipment)	50		127
Bloom Energy Corp.* - Class A (Electrical Equipment)	173		1,925
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	79		2,037
Blue Bird Corp.* (Machinery)	25		824
Blue Foundry Bancorp* (Banks)	20		171
Blue Ridge Bankshares, Inc.* (Banks)	16		40
Bluebird Bio, Inc.* (Biotechnology)	172		153
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8		877
Blueprint Medicines Corp.* (Biotechnology)	54		4,932
Bluerock Homes Trust, Inc. (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	36		4,762
Boot Barn Holdings, Inc.* (Specialty Retail)	27		2,875
Borr Drilling, Ltd. (Energy Equipment & Services)	197		1,044
Boston Omaha Corp.* - Class A (Media)	21		324
Bowlero Corp. - Class A (Hotels, Restaurants & Leisure)	15		176
Bowman Consulting Group, Ltd.* (Construction & Engineering)	10		325
Box, Inc.* - Class A (Software)	126		3,279
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	59		161
Brandywine Realty Trust (Office REITs)	153		695
Braze, Inc.* - Class A (Software)	48		2,011
BRC, Inc.* - Class A (Food Products)	37		144
Bread Financial Holdings, Inc. (Consumer Finance)	45		1,661
Bridgebio Pharma, Inc.* (Biotechnology)	105		2,690
Bridgewater Bancshares, Inc.* (Banks)	18		196
Bright Green Corp.* (Pharmaceuticals)	66		17
Brightcove, Inc.* (IT Services)	39		69
Brightsphere Investment Group, Inc. (Capital Markets)	29		645
BrightSpire Capital, Inc. (Mortgage REITs)	116		730
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	48		513
BrightView Holdings, Inc.* (Commercial Services & Supplies)	37		416
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	39		2,090
Bristow Group, Inc.* (Energy Equipment & Services)	21		553
Broadstone Net Lease, Inc. (Diversified REITs)	169		2,461
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	167		1,134
Brookfield Business Corp. - Class A (Industrial Conglomerates)	23		468
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	107		3,260
Brookline Bancorp, Inc. (Banks)	78		647
BRT Apartments Corp. (Residential REITs)	10		179
Build-A-Bear Workshop, Inc. (Specialty Retail)	12		362
Bumble, Inc.* - Class A (Interactive Media & Services)	91		919
Burke & Herbert Financial Services Corp. (Banks)	6		314
Business First Bancshares, Inc. (Banks)	22		444
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	127		99
Byline Bancorp, Inc. (Banks)	22		477
C&F Financial Corp. (Banks)	3		118
C3.ai, Inc.* - Class A (Software)	74		1,667
Cabaletta Bio, Inc.* (Biotechnology)	31		330
Cabot Corp. (Chemicals)	49		4,470
Cactus, Inc. - Class A (Energy Equipment & Services)	59		2,929
Cadence Bank (Banks)	163		4,509
Cadiz, Inc.* (Water Utilities)	36		82
Cadre Holdings, Inc. (Aerospace & Defense)	17		567
Calavo Growers, Inc. (Food Products)	16		431
Caledonia Mining Corp. PLC (Metals & Mining)	15		147
Caleres, Inc. (Specialty Retail)	30		1,105
California Resources Corp. (Oil, Gas & Consumable Fuels)	62		3,277
California Water Service Group (Water Utilities)	52		2,554
Calix, Inc.* (Communications Equipment)	53		1,469
Cal-Maine Foods, Inc. (Food Products)	37		2,048
Cambium Networks Corp.* (Communications Equipment)	11		37
Cambridge Bancorp (Banks)	7		430
Camden National Corp. (Banks)	13		406
Camping World Holdings, Inc. - Class A (Specialty Retail)	37		750
Cannae Holdings, Inc.* (Financial Services)	59		1,148
Cantaloupe, Inc.* (Financial Services)	51		295
Capital Bancorp, Inc. (Banks)	9		175
Capital City Bank Group, Inc. (Banks)	12		318
Capitol Federal Financial, Inc. (Banks)	113		539
Cara Therapeutics, Inc.* (Pharmaceuticals)	42		32
Cardlytics, Inc.* (Media)	33		404
CareDx, Inc.* (Biotechnology)	47		365
CareMax, Inc.* (Health Care Providers & Services)	2		7
CareTrust REIT, Inc. (Health Care REITs)	108		2,670
Cargo Therapeutics, Inc.* (Biotechnology)	19		363
Cargurus, Inc.* (Interactive Media & Services)	86		1,932
Caribou Biosciences, Inc.* (Biotechnology)	73		265
Carisma Therapeutics, Inc.* (Biotechnology)	24		39
CarParts.com, Inc.* (Specialty Retail)	49		60
Carpenter Technology Corp. (Metals & Mining)	44		3,771
Carriage Services, Inc. (Diversified Consumer Services)	12		307
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	31		295

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cars.com, Inc.* (Interactive Media & Services)	60	$1,003
Carter Bankshares, Inc.* (Banks)	20	243
Cartesian Therapeutics, Inc.* (Biotechnology)	3	66
Carvana Co.* (Specialty Retail)	92	7,628
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	51	4,611
Cass Information Systems, Inc. (Financial Services)	12	518
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	36	797
Castle Biosciences, Inc.* (Health Care Providers & Services)	22	464
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	100	1,505
Cathay General Bancorp (Banks)	62	2,135
Cavco Industries, Inc.* (Household Durables)	8	2,914
CBIZ, Inc.* (Professional Services)	43	3,061
CBL & Associates Properties, Inc. (Retail REITs)	24	522
CECO Environmental Corp.* (Commercial Services & Supplies)	27	584
Celcuity, Inc.* (Biotechnology)	16	252
Celldex Therapeutics, Inc.* (Biotechnology)	56	2,096
Centerspace (Residential REITs)	14	942
Central Garden & Pet Co.* (Household Products)	9	369
Central Garden & Pet Co.* - Class A (Household Products)	46	1,630
Central Pacific Financial Corp. (Banks)	24	479
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	11	472
Century Aluminum Co.* (Metals & Mining)	47	815
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	25	74
Century Communities, Inc. (Household Durables)	26	2,062
Century Therapeutics, Inc.* (Biotechnology)	21	61
Cerence, Inc.* (Software)	37	337
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	64	2,733
Cerus Corp.* (Health Care Equipment & Supplies)	159	266
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	21	426
CG Oncology, Inc.* (Biotechnology)	21	844
ChampionX Corp. (Energy Equipment & Services)	176	5,908
Chart Industries, Inc.* (Machinery)	39	5,617
Chatham Lodging Trust (Hotel & Resort REITs)	43	394
Chegg, Inc.* (Diversified Consumer Services)	102	527
Chemung Financial Corp. (Banks)	3	127
Chesapeake Utilities Corp. (Gas Utilities)	20	2,117
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	15	236
Chimera Investment Corp. (Mortgage REITs)	204	840
ChoiceOne Financial Services, Inc. (Banks)	6	149
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	38	6,725
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	16	471
Cimpress PLC* (Commercial Services & Supplies)	16	1,364
Cinemark Holdings, Inc.* (Entertainment)	99	1,698
Cipher Mining, Inc.* (Software)	39	145
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	121	90
Citizens & Northern Corp. (Banks)	13	222
Citizens Financial Services, Inc. (Banks)	3	121
City Holding Co. (Banks)	13	1,313
City Office REIT, Inc. (Office REITs)	35	163
Civista Bancshares, Inc. (Banks)	14	200
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	73	5,253
Claros Mortgage Trust, Inc. (Mortgage REITs)	81	705
Clarus Corp. (Leisure Products)	27	171
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	152	353
Cleanspark, Inc.* (Software)	173	2,834
Clear Channel Outdoor Holdings, Inc.* (Media)	336	467
Clear Secure, Inc. - Class A (Software)	75	1,310
Clearfield, Inc.* (Communications Equipment)	12	361
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	21	114
Clearwater Paper Corp.* (Paper & Forest Products)	15	676
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	4	258
Clipper Realty, Inc. (Residential REITs)	10	42
CNB Financial Corp. (Banks)	18	342
CNO Financial Group, Inc. (Insurance)	100	2,633
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	140	3,293
Coastal Financial Corp.* (Banks)	10	387
Coca-Cola Consolidated, Inc. (Beverages)	4	3,303
Codexis, Inc.* (Life Sciences Tools & Services)	62	180
Codorus Valley Bancorp, Inc. (Banks)	8	178
Coeur Mining, Inc.* (Metals & Mining)	322	1,455
Cogent Biosciences, Inc.* (Biotechnology)	74	481
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	39	2,504
Cohen & Steers, Inc. (Capital Markets)	23	1,582
Coherus Biosciences, Inc.* (Biotechnology)	94	184
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,273
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	29	1,071
Colony Bankcorp, Inc. (Banks)	15	163
Columbia Financial, Inc.* (Banks)	27	448
Columbus McKinnon Corp. (Machinery)	25	1,032
Comfort Systems USA, Inc. (Construction & Engineering)	32	9,900
Commercial Metals Co. (Metals & Mining)	105	5,644
Commercial Vehicle Group, Inc.* (Machinery)	29	174
CommScope Holding Co., Inc.* (Communications Equipment)	188	168
Community Bank System, Inc. (Banks)	48	2,075
Community Health Systems, Inc.* (Health Care Providers & Services)	113	373
Community Healthcare Trust, Inc. (Health Care REITs)	24	637
Community Trust Bancorp, Inc. (Banks)	14	588
Community West Bancshares (Banks)	15	258

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CommVault Systems, Inc.* (Software)	40	$4,099
Compass Diversified Holdings (Financial Services)	57	1,252
Compass Minerals International, Inc. (Metals & Mining)	31	386
Compass Therapeutics, Inc.* (Biotechnology)	82	118
Compass, Inc.* - Class A (Real Estate Management & Development)	255	803
CompoSecure, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	15	104
CompX International, Inc. (Commercial Services & Supplies)	1	31
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	82	825
Comtech Telecommunications Corp.* (Communications Equipment)	25	47
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	23	153
Conduent, Inc.* (Professional Services)	154	485
CONMED Corp. (Health Care Equipment & Supplies)	27	1,835
ConnectOne Bancorp, Inc. (Banks)	33	591
Consensus Cloud Solutions, Inc.* (Software)	17	198
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	27	2,235
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	67	289
Consolidated Water Co., Ltd. (Water Utilities)	13	331
Constellium SE* (Metals & Mining)	116	2,284
Construction Partners, Inc.* - Class A (Construction & Engineering)	38	1,962
Consumer Portfolio Services, Inc.* (Consumer Finance)	8	68
Contango ORE, Inc.* (Metals & Mining)	7	146
ContextLogic, Inc.* - Class A (Broadline Retail)	21	117
Cooper-Standard Holdings, Inc.* (Automobile Components)	15	231
COPT Defense Properties (Office REITs)	101	2,421
Corcept Therapeutics, Inc.* (Pharmaceuticals)	73	1,702
Core Laboratories, Inc. (Energy Equipment & Services)	42	664
Core Molding Technologies, Inc.* (Chemicals)	7	126
CoreCard Corp.* (Software)	6	72
CoreCivic, Inc.* (Commercial Services & Supplies)	102	1,520
CorMedix, Inc.* (Pharmaceuticals)	49	258
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	33	366
CorVel Corp.* (Health Care Providers & Services)	8	1,911
Costamare, Inc. (Marine Transportation)	42	503
Couchbase, Inc.* (IT Services)	32	772
Coursera, Inc.* (Diversified Consumer Services)	119	1,216
Covenant Logistics Group, Inc. (Ground Transportation)	7	316
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	4	69
CRA International, Inc. (Professional Services)	6	871
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	20	1,164
Crawford & Co. - Class A (Insurance)	13	121
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	111	1,984
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	69	734
Cricut, Inc. - Class A (Household Durables)	43	229
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	59	2,585
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	30	528
CrossFirst Bankshares, Inc.* (Banks)	41	495
CryoPort, Inc.* (Life Sciences Tools & Services)	39	631
CS Disco, Inc.* (Software)	21	159
CSG Systems International, Inc. (Professional Services)	27	1,275
CSW Industrials, Inc. (Building Products)	14	3,327
CTO Realty Growth, Inc. (Diversified REITs)	20	347
CTS Corp. (Electronic Equipment, Instruments & Components)	28	1,281
Cue Biopharma, Inc.* (Biotechnology)	32	61
Cullinan Therapeutics, Inc.* (Biotechnology)	23	621
Cushman & Wakefield PLC* (Real Estate Management & Development)	149	1,438
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	50	250
Customers Bancorp, Inc.* (Banks)	26	1,187
Cutera, Inc.* (Health Care Equipment & Supplies)	16	39
CVB Financial Corp. (Banks)	119	1,944
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	27	820
CVRx, Inc.* (Health Care Equipment & Supplies)	10	155
CXApp, Inc.* (IT Services)	2	7
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	109	656
Cytokinetics, Inc.* (Biotechnology)	86	5,274
Daily Journal Corp.* (Media)	1	335
Dakota Gold Corp.* (Metals & Mining)	56	149
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	34	321
Dana, Inc. (Automobile Components)	117	1,454
Danimer Scientific, Inc.* (Chemicals)	79	59
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	30	1,602
Day One Biopharmaceuticals, Inc.* (Biotechnology)	56	958
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	48	1,213
Definitive Healthcare Corp.* (Health Care Technology)	43	298
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	57	1,558
Deluxe Corp. (Commercial Services & Supplies)	39	770
Denali Therapeutics, Inc.* (Biotechnology)	107	1,652
Denny's Corp.* (Hotels, Restaurants & Leisure)	46	369
Design Therapeutics, Inc.* (Biotechnology)	29	102
Designer Brands, Inc. - Class A (Specialty Retail)	38	353
Desktop Metal, Inc.*(a) - Class A (Machinery)	254	199
Destination XL Group, Inc.* (Specialty Retail)	50	161
DHI Group, Inc.* (Interactive Media & Services)	38	89

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	121	$1,382
Diamond Hill Investment Group, Inc. (Capital Markets)	2	298
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	91	1,114
DiamondRock Hospitality Co. (Hotel & Resort REITs)	189	1,682
Digi International, Inc.* (Communications Equipment)	32	981
Digimarc Corp.* (Software)	13	275
Digital Turbine, Inc.* (Software)	87	166
DigitalBridge Group, Inc. (Real Estate Management & Development)	145	2,385
DigitalOcean Holdings, Inc.* (IT Services)	55	1,808
Dillard's, Inc. - Class A (Broadline Retail)	3	1,313
Dime Community Bancshares, Inc. (Banks)	31	564
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	617
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	40	2,920
Disc Medicine, Inc.* (Biotechnology)	8	223
Distribution Solutions Group, Inc.* (Building Products)	9	297
Diversified Healthcare Trust (Health Care REITs)	214	505
DMC Global, Inc.* (Energy Equipment & Services)	17	269
DNOW, Inc.* (Trading Companies & Distributors)	95	1,340
DocGo, Inc.* (Health Care Providers & Services)	70	237
Dole PLC (Food Products)	64	779
Domo, Inc.* - Class B (Software)	29	218
Donegal Group, Inc. - Class A (Insurance)	14	188
Donnelley Financial Solutions, Inc.* (Capital Markets)	22	1,381
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	31	1,281
Dorman Products, Inc.* (Automobile Components)	24	2,099
Douglas Dynamics, Inc. (Machinery)	20	453
Douglas Elliman, Inc. (Real Estate Management & Development)	73	99
Douglas Emmett, Inc. (Office REITs)	145	1,988
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	26	22
Dream Finders Homes, Inc.* - Class A (Household Durables)	22	781
Dril-Quip, Inc.* (Energy Equipment & Services)	31	564
Ducommun, Inc.* (Aerospace & Defense)	12	649
Duluth Holdings, Inc.* - Class B (Specialty Retail)	12	51
Duolingo, Inc.* (Diversified Consumer Services)	27	6,094
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	585
Dycom Industries, Inc.* (Construction & Engineering)	26	3,641
Dynavax Technologies Corp.* (Biotechnology)	116	1,319
Dyne Therapeutics, Inc.* (Biotechnology)	53	1,341
Dynex Capital, Inc. (Mortgage REITs)	51	595
DZS, Inc.* (Communications Equipment)	20	20
E2open Parent Holdings, Inc.* (Software)	154	747
Eagle Bancorp, Inc. (Banks)	26	481
Eagle Pharmaceuticals, Inc.* (Biotechnology)	9	37
Easterly Government Properties, Inc. (Office REITs)	86	1,005
Eastern Bankshares, Inc. (Banks)	139	1,746
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	51	230
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	109	1,743
Ecovyst, Inc.* (Chemicals)	83	783
Edgewell Personal Care Co. (Personal Care Products)	45	1,693
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	52	933
Editas Medicine, Inc.* (Biotechnology)	74	386
eGain Corp.* (Software)	19	118
eHealth, Inc.* (Insurance)	25	107
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	25	213
elf Beauty, Inc.* (Personal Care Products)	48	7,802
Ellington Financial, Inc. (Mortgage REITs)	67	766
Elme Communities (Residential REITs)	79	1,198
Embecta Corp. (Health Care Equipment & Supplies)	52	527
Emerald Holding, Inc.* (Media)	14	81
Emergent BioSolutions, Inc.* (Biotechnology)	47	88
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	12	62
Empire State Realty Trust, Inc. (Diversified REITs)	118	1,074
Employers Holdings, Inc. (Insurance)	23	980
Enact Holdings, Inc. (Financial Services)	27	803
Enanta Pharmaceuticals, Inc.* (Biotechnology)	18	247
Encore Capital Group, Inc.* (Consumer Finance)	21	863
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	146	644
Encore Wire Corp. (Electrical Equipment)	13	3,632
Energizer Holdings, Inc. (Household Products)	64	1,838
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	144	746
Energy Recovery, Inc.* (Machinery)	50	745
Energy Vault Holdings, Inc.* (Electrical Equipment)	89	113
Enerpac Tool Group Corp. (Machinery)	49	1,746
EnerSys (Electrical Equipment)	37	3,347
Enfusion, Inc.* - Class A (Software)	35	326
Enhabit, Inc.* (Health Care Providers & Services)	45	454
Enliven Therapeutics, Inc.* (Pharmaceuticals)	21	365
Ennis, Inc. (Commercial Services & Supplies)	23	458
Enova International, Inc.* (Consumer Finance)	25	1,513
Enovix Corp.*(a) (Electrical Equipment)	124	776
Enpro, Inc. (Machinery)	19	2,852
Enstar Group, Ltd.* (Insurance)	11	3,194
Enterprise Bancorp, Inc. (Banks)	9	219
Enterprise Financial Services Corp. (Banks)	33	1,254
Entrada Therapeutics, Inc.* (Biotechnology)	19	225
Entravision Communications Corp. - Class A (Media)	54	113
Envela Corp.* (Specialty Retail)	7	30
Envestnet, Inc.* (Software)	45	2,793

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Enviri Corp.* (Commercial Services & Supplies)	71	$552
Eos Energy Enterprises, Inc.* (Electrical Equipment)	137	106
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	24	1,845
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	392	5,304
Equity Bancshares, Inc. - Class A (Banks)	13	433
Equity Commonwealth* (Office REITs)	92	1,722
Erasca, Inc.* (Biotechnology)	72	145
Escalade, Inc. (Leisure Products)	9	112
ESCO Technologies, Inc. (Machinery)	23	2,333
Esquire Financial Holdings, Inc. (Banks)	6	282
ESS Tech, Inc.* (Electrical Equipment)	82	62
ESSA Bancorp, Inc. (Banks)	8	130
Essent Group, Ltd. (Financial Services)	94	4,980
Essential Properties Realty Trust, Inc. (Diversified REITs)	140	3,688
Ethan Allen Interiors, Inc. (Household Durables)	20	565
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	31	365
Evans Bancorp, Inc. (Banks)	5	128
Eve Holding, Inc.* (Aerospace & Defense)	16	86
Eventbrite, Inc.* - Class A (Interactive Media & Services)	69	364
Everbridge, Inc.* (Software)	37	1,286
EverCommerce, Inc.* (Software)	21	189
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	73	596
EverQuote, Inc.* - Class A (Interactive Media & Services)	19	383
EVERTEC, Inc. (Financial Services)	59	2,214
EVgo, Inc.* (Specialty Retail)	93	168
EVI Industries, Inc. (Trading Companies & Distributors)	6	123
Evolent Health, Inc.* - Class A (Health Care Technology)	101	2,801
Evolus, Inc.* (Pharmaceuticals)	38	447
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	28	151
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	102	399
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	16	270
ExlService Holdings, Inc.* (Professional Services)	145	4,206
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	64	637
Expensify, Inc.* - Class A (Software)	50	80
Exponent, Inc. (Professional Services)	45	4,136
Expro Group Holdings N.V.* (Energy Equipment & Services)	80	1,501
Extreme Networks, Inc.* (Communications Equipment)	113	1,266
Eyenovia, Inc.* (Pharmaceuticals)	28	21
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	33	581
F&G Annuities & Life, Inc. (Insurance)	17	643
Fabrinet* (Electronic Equipment, Instruments & Components)	33	5,710
Farmers & Merchants Bancorp, Inc. (Banks)	11	226
Farmers National Banc Corp. (Banks)	33	390
Farmland Partners, Inc. (Specialized REITs)	40	430
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	17	319
Fastly, Inc.* - Class A (IT Services)	110	1,392
Fate Therapeutics, Inc.* (Biotechnology)	76	300
FB Financial Corp. (Banks)	32	1,173
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	8	1,489
Federal Signal Corp. (Machinery)	54	4,390
Fennec Pharmaceuticals, Inc.* (Biotechnology)	16	147
FibroGen, Inc.* (Biotechnology)	83	93
Fidelis Insurance Holdings, Ltd. (Insurance)	54	1,003
Fidelity D&D Bancorp, Inc. (Banks)	4	182
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	115	588
Finance Of America Cos., Inc.* - Class A (Financial Services)	48	23
Financial Institutions, Inc. (Banks)	14	241
First Advantage Corp. (Professional Services)	48	782
First Bancorp (Banks)	36	1,095
First Bancorp (Banks)	150	2,588
First Bank/Hamilton NJ (Banks)	18	210
First Busey Corp. (Banks)	47	1,050
First Business Financial Services, Inc. (Banks)	7	231
First Commonwealth Financial Corp. (Banks)	91	1,200
First Community Bankshares, Inc. (Banks)	15	498
First Community Corp. (Banks)	7	116
First Financial Bancorp (Banks)	84	1,857
First Financial Bankshares, Inc. (Banks)	117	3,458
First Financial Corp. (Banks)	10	364
First Foundation, Inc. (Banks)	46	252
First Interstate BancSystem, Inc. - Class A (Banks)	74	1,976
First Merchants Corp. (Banks)	53	1,771
First Mid Bancshares, Inc. (Banks)	20	619
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	20	510
First Western Financial, Inc.* (Banks)	7	117
FirstCash Holdings, Inc. (Consumer Finance)	34	3,841
FiscalNote Holdings, Inc.* (Professional Services)	54	73
Five Star Bancorp (Banks)	11	238
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	27	702
Fluence Energy, Inc.* (Electrical Equipment)	53	946
Fluor Corp.* (Construction & Engineering)	128	5,162
Flushing Financial Corp. (Banks)	25	276
Flywire Corp.* (Financial Services)	95	1,948
Foghorn Therapeutics, Inc.* (Biotechnology)	18	98
Foot Locker, Inc. (Specialty Retail)	74	1,543
Forafric Global PLC* (Food Products)	5	51
Forestar Group, Inc.* (Real Estate Management & Development)	16	496
Forge Global Holdings, Inc.* (Capital Markets)	98	179
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	69	3,077
Forrester Research, Inc.* (Professional Services)	11	200
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	9	168
Forward Air Corp. (Air Freight & Logistics)	23	506

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	43	$33
Four Corners Property Trust, Inc. (Specialized REITs)	81	1,899
Fox Factory Holding Corp.* (Automobile Components)	38	1,479
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	75	937
Franklin Covey Co.* (Professional Services)	10	389
Franklin Electric Co., Inc. (Machinery)	41	3,947
Fresh Del Monte Produce, Inc. (Food Products)	31	793
Freshworks, Inc.* - Class A (Software)	145	2,588
Frontdoor, Inc.* (Diversified Consumer Services)	73	2,240
Frontier Group Holdings, Inc.* (Passenger Airlines)	35	211
FRP Holdings, Inc.* (Real Estate Management & Development)	12	364
FS Bancorp, Inc. (Banks)	6	187
FTAI Aviation, Ltd. (Trading Companies & Distributors)	89	6,248
FTAI Infrastructure, Inc. (Ground Transportation)	89	644
FTC Solar, Inc.* (Electrical Equipment)	64	29
fuboTV, Inc.* (Interactive Media & Services)	254	361
FuelCell Energy, Inc.* (Electrical Equipment)	408	379
Fulgent Genetics, Inc.* (Health Care Providers & Services)	18	366
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	29	148
Fulton Financial Corp. (Banks)	144	2,383
Funko, Inc.* - Class A (Leisure Products)	33	201
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	23	125
FVCBankcorp, Inc.* (Banks)	14	161
Gambling.com Group, Ltd.* (Media)	14	121
Gannett Co., Inc.* (Media)	129	312
GATX Corp. (Trading Companies & Distributors)	32	3,916
GCM Grosvenor, Inc. - Class A (Capital Markets)	38	359
Genco Shipping & Trading, Ltd. (Marine Transportation)	38	811
Gencor Industries, Inc.* (Machinery)	9	153
Genelux Corp.* (Biotechnology)	17	53
Generation Bio Co.* (Biotechnology)	41	116
Genesco, Inc.* (Specialty Retail)	10	253
Genie Energy, Ltd. - Class B (Electric Utilities)	18	275
Gentherm, Inc.* (Automobile Components)	29	1,467
Genworth Financial, Inc.* (Insurance)	404	2,396
German American Bancorp, Inc. (Banks)	25	793
Geron Corp.* (Biotechnology)	459	1,804
Getty Realty Corp. (Retail REITs)	43	1,165
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	212	140
Gibraltar Industries, Inc.* (Building Products)	27	1,929
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	37	1,042
Glacier Bancorp, Inc. (Banks)	100	3,617
Gladstone Commercial Corp. (Diversified REITs)	36	481
Gladstone Land Corp. (Specialized REITs)	30	380
Glatfelter Corp.* (Paper & Forest Products)	40	57
Glaukos Corp.* (Health Care Equipment & Supplies)	43	4,128
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	29	175
Global Industrial Co. (Trading Companies & Distributors)	12	462
Global Medical REIT, Inc. (Health Care REITs)	55	446
Global Net Lease, Inc. (Diversified REITs)	175	1,216
Global Water Resources, Inc. (Water Utilities)	10	122
Globalstar, Inc.* (Diversified Telecommunication Services)	649	837
GMS, Inc.* (Trading Companies & Distributors)	36	3,331
Gogo, Inc.* (Wireless Telecommunication Services)	59	535
GoHealth, Inc.* - Class A (Insurance)	4	40
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	89	2,182
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	18	577
Golden Ocean Group, Ltd. (Marine Transportation)	110	1,550
Goosehead Insurance, Inc.* - Class A (Insurance)	19	1,081
GoPro, Inc.* - Class A (Household Durables)	113	195
GrafTech International, Ltd. (Electrical Equipment)	174	299
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	2,104
Granite Construction, Inc. (Construction & Engineering)	40	2,220
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	46	197
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	30	196
Gray Television, Inc. (Media)	76	437
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	59	389
Great Southern Bancorp, Inc. (Banks)	8	411
Green Brick Partners, Inc.* (Household Durables)	23	1,245
Green Dot Corp.* - Class A (Consumer Finance)	42	368
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	53	1,096
Greene County Bancorp, Inc. (Banks)	6	177
Greenlight Capital Re, Ltd.* - Class A (Insurance)	23	279
Greif, Inc. - Class A (Containers & Packaging)	22	1,348
Greif, Inc. - Class B (Containers & Packaging)	5	312
Grid Dynamics Holdings, Inc.* (IT Services)	50	489
Griffon Corp. (Building Products)	35	2,293
Grindr, Inc.* (Interactive Media & Services)	37	362
Gritstone bio, Inc.* (Biotechnology)	81	65
Group 1 Automotive, Inc. (Specialty Retail)	12	3,528
GrowGeneration Corp.* (Specialty Retail)	53	158
Guaranty Bancshares, Inc. (Banks)	7	201
Guardant Health, Inc.* (Health Care Providers & Services)	101	1,818
Guess?, Inc. (Specialty Retail)	25	670
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	10	1,587
H&E Equipment Services, Inc. (Trading Companies & Distributors)	29	1,400
H.B. Fuller Co. (Chemicals)	49	3,661

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Health Care Equipment & Supplies)	45	$4,138
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	20	102
Halozyme Therapeutics, Inc.* (Biotechnology)	116	4,420
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	15	204
Hamilton Lane, Inc. - Class A (Capital Markets)	33	3,688
Hancock Whitney Corp. (Banks)	78	3,539
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	316	1,441
Hanmi Financial Corp. (Banks)	27	413
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	98	2,451
HarborOne Bancorp, Inc. (Banks)	36	365
Harmonic, Inc.* (Communications Equipment)	99	1,063
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	29	896
Harrow, Inc.* (Pharmaceuticals)	27	275
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	36	138
Haverty Furniture Cos., Inc. (Specialty Retail)	13	400
Hawaiian Holdings, Inc.* (Passenger Airlines)	46	584
Hawkins, Inc. (Chemicals)	17	1,288
Haynes International, Inc. (Metals & Mining)	11	662
HBT Financial, Inc. (Banks)	12	221
HCI Group, Inc. (Insurance)	7	799
Health Catalyst, Inc.* (Health Care Technology)	51	317
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	67	712
HealthEquity, Inc.* (Health Care Providers & Services)	76	5,997
HealthStream, Inc. (Health Care Technology)	22	567
Heartland Express, Inc. (Ground Transportation)	42	417
Heartland Financial USA, Inc. (Banks)	38	1,600
Hecla Mining Co. (Metals & Mining)	548	2,592
Heidrick & Struggles International, Inc. (Professional Services)	18	531
Helen of Troy, Ltd.* (Household Durables)	21	1,947
Helios Technologies, Inc. (Machinery)	30	1,353
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	129	1,385
Helmerich & Payne, Inc. (Energy Equipment & Services)	87	3,422
Herbalife, Ltd.* (Personal Care Products)	89	770
Herc Holdings, Inc. (Trading Companies & Distributors)	25	3,576
Heritage Commerce Corp. (Banks)	53	421
Heritage Financial Corp. (Banks)	31	550
Heron Therapeutics, Inc.* (Biotechnology)	93	216
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	36	105
Hibbett, Inc. (Specialty Retail)	10	862
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	11	156
Hillenbrand, Inc. (Machinery)	63	3,006
HilleVax, Inc.* (Biotechnology)	23	304
Hillman Solutions Corp.* (Machinery)	175	1,673
Hilltop Holdings, Inc. (Banks)	42	1,229
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	71	2,956
Himalaya Shipping, Ltd. (Marine Transportation)	27	221
Hims & Hers Health, Inc.* (Health Care Providers & Services)	111	1,391
Hingham Institution For Savings The (Banks)	1	169
Hippo Holdings, Inc.* (Insurance)	10	214
HireQuest, Inc. (Professional Services)	5	64
HireRight Holdings Corp.* (Professional Services)	12	172
HNI Corp. (Commercial Services & Supplies)	41	1,720
Holley, Inc.* (Automobile Components)	47	189
Home Bancorp, Inc. (Banks)	6	210
Home BancShares, Inc. (Banks)	169	4,001
HomeStreet, Inc. (Banks)	16	196
HomeTrust Bancshares, Inc. (Banks)	13	334
Hooker Furnishings Corp. (Household Durables)	10	170
Hope Bancorp, Inc. (Banks)	103	1,032
Horace Mann Educators Corp. (Insurance)	37	1,364
Horizon Bancorp, Inc. (Banks)	39	448
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4	591
Hub Group, Inc. - Class A (Air Freight & Logistics)	56	2,253
Hudson Pacific Properties, Inc. (Office REITs)	124	719
Hudson Technologies, Inc.* (Trading Companies & Distributors)	39	387
Humacyte, Inc.* (Biotechnology)	55	216
Huron Consulting Group, Inc.* (Professional Services)	17	1,585
Hyliion Holdings Corp.* (Machinery)	134	173
Hyster-Yale Materials Handling, Inc. (Machinery)	10	586
I3 Verticals, Inc.* - Class A (Financial Services)	20	454
i-80 Gold Corp.* (Metals & Mining)	177	209
IBEX Holdings, Ltd.* (Professional Services)	8	105
ICF International, Inc. (Professional Services)	17	2,453
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	26	1,008
Ideaya Biosciences, Inc.* (Biotechnology)	59	2,398
IDT Corp. - Class B (Diversified Telecommunication Services)	14	498
IES Holdings, Inc.* (Construction & Engineering)	7	946
IGM Biosciences, Inc.* (Biotechnology)	12	116
iHeartMedia, Inc.* - Class A (Media)	93	195
Ikena Oncology, Inc.* (Pharmaceuticals)	28	37
IMAX Corp.* (Entertainment)	40	640
Immersion Corp. (Technology Hardware, Storage & Peripherals)	28	204
Immuneering Corp.* - Class A (Biotechnology)	20	28
ImmunityBio, Inc.*(a) (Biotechnology)	119	951
Immunovant, Inc.* (Biotechnology)	48	1,317
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	21	3,347
Inari Medical, Inc.* (Health Care Equipment & Supplies)	48	1,792
Independence Realty Trust, Inc. (Residential REITs)	202	3,185

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Independent Bank Corp. (Banks)	40	$2,010
Independent Bank Corp. (Banks)	18	447
Independent Bank Group, Inc. (Banks)	32	1,192
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	135	759
Infinera Corp.* (Communications Equipment)	179	863
Information Services Group, Inc. (IT Services)	31	104
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	17	128
Ingevity Corp.* (Chemicals)	33	1,688
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	13	933
Inhibrx, Inc.* (Biotechnology)	31	1,055
Inmode, Ltd.* (Health Care Equipment & Supplies)	69	1,186
Innodata, Inc.* (Professional Services)	24	140
Innospec, Inc. (Chemicals)	22	2,640
Innovage Holding Corp.* (Health Care Providers & Services)	17	60
INNOVATE Corp.* (Construction & Engineering)	63	44
Innovative Industrial Properties, Inc. (Industrial REITs)	25	2,585
Innoviva, Inc.* (Pharmaceuticals)	52	786
Inogen, Inc.* (Health Care Equipment & Supplies)	21	143
Inozyme Pharma, Inc.* (Biotechnology)	43	190
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	25	4,564
Insmed, Inc.* (Biotechnology)	124	3,065
Insperity, Inc. (Professional Services)	32	3,294
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	19	162
Installed Building Products, Inc. (Household Durables)	21	4,950
Insteel Industries, Inc. (Building Products)	17	546
Instructure Holdings, Inc.* (Software)	17	325
Intapp, Inc.* (Software)	36	1,113
Integer Holdings Corp.* (Health Care Equipment & Supplies)	30	3,349
Integral Ad Science Holding Corp.* (Media)	60	575
Intellia Therapeutics, Inc.* (Biotechnology)	80	1,712
Inter Parfums, Inc. (Personal Care Products)	16	1,862
InterDigital, Inc. (Software)	23	2,271
Interface, Inc. (Commercial Services & Supplies)	51	780
International Bancshares Corp. (Banks)	48	2,671
International Game Technology PLC (Hotels, Restaurants & Leisure)	97	1,915
International Money Express, Inc.* (Financial Services)	28	566
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	36	1,990
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	11	124
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	23	97
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	90	6,464
Intrepid Potash, Inc.* (Chemicals)	10	201
InvenTrust Properties Corp. (Retail REITs)	61	1,546
Invesco Mortgage Capital, Inc. (Mortgage REITs)	44	376
Investors Title Co. (Insurance)	1	160
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	147	1,257
Iovance Biotherapeutics, Inc.* (Biotechnology)	213	2,509
iRadimed Corp. (Health Care Equipment & Supplies)	7	284
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	28	3,068
iRobot Corp.* (Household Durables)	25	214
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	124	961
Ispire Technology, Inc.* (Tobacco)	16	83
iTeos Therapeutics, Inc.* (Biotechnology)	22	236
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	38	170
Itron, Inc.* (Electronic Equipment, Instruments & Components)	41	3,777
Ivanhoe Electric, Inc.* (Metals & Mining)	57	576
J & J Snack Foods Corp. (Food Products)	14	1,922
J Jill, Inc.* (Specialty Retail)	4	100
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	18	1,027
Jackson Financial, Inc. - Class A (Financial Services)	72	4,919
JAKKS Pacific, Inc.* (Leisure Products)	7	132
James River Group Holdings, Ltd. (Insurance)	33	293
Jamf Holding Corp.* (Software)	63	1,227
Janus International Group, Inc.* (Building Products)	76	1,095
Janux Therapeutics, Inc.* (Biotechnology)	15	855
JBG SMITH Properties (Office REITs)	84	1,261
JELD-WEN Holding, Inc.* (Building Products)	76	1,558
JetBlue Airways Corp.* (Passenger Airlines)	301	1,710
Joby Aviation, Inc.*(a) (Passenger Airlines)	250	1,263
John B Sanfilippo & Son, Inc. (Food Products)	8	798
John Bean Technologies Corp. (Machinery)	29	2,584
John Marshall Bancorp, Inc. (Banks)	11	182
John Wiley & Sons, Inc. - Class A (Media)	32	1,203
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	205
Kadant, Inc. (Machinery)	10	2,738
Kaiser Aluminum Corp. (Metals & Mining)	14	1,267
Kaltura, Inc.* (Software)	77	95
KalVista Pharmaceuticals, Inc.* (Biotechnology)	28	318
Karat Packaging, Inc. (Trading Companies & Distributors)	6	163
Karyopharm Therapeutics, Inc.* (Biotechnology)	101	104
KB Home (Household Durables)	61	3,950
Kearny Financial Corp. (Banks)	50	270
Kelly Services, Inc. - Class A (Professional Services)	28	642
Kennametal, Inc. (Machinery)	71	1,671
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	107	919
Keros Therapeutics, Inc.* (Biotechnology)	23	1,297
Kezar Life Sciences, Inc.* (Biotechnology)	64	53
Kforce, Inc. (Professional Services)	17	1,050
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	21	440
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	33	1,265
Kingsway Financial Services, Inc.* (Insurance)	10	89

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	28	$524
Kite Realty Group Trust (Retail REITs)	195	4,250
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	53	499
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	11	73
Knife River Corp.* (Construction Materials)	51	3,988
Knowles Corp.* (Electronic Equipment, Instruments & Components)	80	1,266
Kodiak Gas Services, Inc. (Energy Equipment & Services)	14	381
Kodiak Sciences, Inc.* (Biotechnology)	29	93
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	50	3,102
Koppers Holdings, Inc. (Chemicals)	18	923
Korn Ferry (Professional Services)	47	2,854
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	31	67
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	409	2,319
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	129	2,299
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	78	987
Kronos Worldwide, Inc. (Chemicals)	20	229
Krystal Biotech, Inc.* (Biotechnology)	19	2,909
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	50	2,314
Kura Oncology, Inc.* (Biotechnology)	63	1,236
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	5	550
KVH Industries, Inc.* (Communications Equipment)	17	82
Kymera Therapeutics, Inc.* (Biotechnology)	37	1,244
Ladder Capital Corp. (Mortgage REITs)	102	1,094
Lakeland Bancorp, Inc. (Banks)	56	683
Lakeland Financial Corp. (Banks)	22	1,293
Lancaster Colony Corp. (Food Products)	18	3,436
Lands' End, Inc.* (Specialty Retail)	13	178
Landsea Homes Corp.* (Household Durables)	18	208
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	61	4,059
LanzaTech Global, Inc.* (Commercial Services & Supplies)	18	39
Larimar Therapeutics, Inc.* (Biotechnology)	23	158
Latham Group, Inc.* (Leisure Products)	35	98
Laureate Education, Inc. (Diversified Consumer Services)	117	1,697
La-Z-Boy, Inc. (Household Durables)	39	1,281
Lazydays Holdings, Inc.* (Specialty Retail)	7	25
LCI Industries (Automobile Components)	22	2,288
LCNB Corp. (Banks)	11	155
Legacy Housing Corp.* (Household Durables)	10	204
Legalzoom.com, Inc.* (Professional Services)	120	1,434
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	18	1,166
Lemonade, Inc.*(a) (Insurance)	45	775
LendingClub Corp.* (Consumer Finance)	97	729
LendingTree, Inc.* (Consumer Finance)	10	483
LENZ Therapeutics, Inc.* (Biotechnology)	3	48
Leonardo DRS, Inc.* (Aerospace & Defense)	62	1,334
Leslie's, Inc.* (Specialty Retail)	159	625
Lexeo Therapeutics, Inc.* (Biotechnology)	9	112
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	83	128
LGI Homes, Inc.* (Household Durables)	19	1,709
Liberty Energy, Inc. (Energy Equipment & Services)	147	3,234
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	31	234
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	123	927
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	125	82
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	40	546
LifeStance Health Group, Inc.* (Health Care Providers & Services)	95	587
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	15	1,048
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	81	7,231
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	105	401
Limbach Holdings, Inc.* (Construction & Engineering)	8	363
Limoneira Co. (Food Products)	16	316
Lincoln Educational Services Corp.* (Diversified Consumer Services)	21	224
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	31	228
Lindsay Corp. (Machinery)	10	1,162
Lineage Cell Therapeutics, Inc.* (Biotechnology)	119	130
Lions Gate Entertainment Corp.* - Class A (Entertainment)	52	525
Lions Gate Entertainment Corp.* - Class B (Entertainment)	108	1,018
Liquidia Corp.* (Pharmaceuticals)	45	578
Liquidity Services, Inc.* (Commercial Services & Supplies)	21	362
LivaNova PLC* (Health Care Equipment & Supplies)	49	2,732
Live Oak Bancshares, Inc. (Banks)	30	970
LivePerson, Inc.* (Software)	70	35
LiveRamp Holdings, Inc.* (Software)	58	1,862
Livewire Group, Inc.* (Automobiles)	17	114
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	22	469
Loop Media, Inc.* (Entertainment)	35	11
LSB Industries, Inc.* (Chemicals)	48	446
LSI Industries, Inc. (Electrical Equipment)	25	365
LTC Properties, Inc. (Health Care REITs)	37	1,225
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	904	1,076
Luminar Technologies, Inc.*(a) (Automobile Components)	261	384
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	29	60
Luxfer Holdings PLC (Machinery)	24	231
LXP Industrial Trust (Industrial REITs)	260	2,171
Lyell Immunopharma, Inc.* (Biotechnology)	155	336
M/I Homes, Inc.* (Household Durables)	24	2,789
Macatawa Bank Corp. (Banks)	24	336
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	50	5,097

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MacroGenics, Inc.* (Biotechnology)	55	$813
Madison Square Garden Entertainment Corp.* (Entertainment)	36	1,409
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	13	2,652
Magnite, Inc.* (Media)	121	1,068
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	159	3,986
Maiden Holdings, Ltd.* (Insurance)	81	168
MainStreet Bancshares, Inc. (Banks)	6	92
Malibu Boats, Inc.* - Class A (Leisure Products)	18	612
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	21	68
MannKind Corp.* (Biotechnology)	234	962
Marathon Digital Holdings, Inc.* (Software)	201	3,228
Marcus & Millichap, Inc. (Real Estate Management & Development)	21	665
Marine Products Corp. (Leisure Products)	8	86
MarineMax, Inc.* (Specialty Retail)	20	493
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	49	69
MarketWise, Inc. (Capital Markets)	29	45
Marqeta, Inc.* - Class A (Financial Services)	423	2,348
Marten Transport, Ltd. (Ground Transportation)	52	880
Masonite International Corp.* (Building Products)	20	2,651
Masterbrand, Inc.* (Building Products)	115	1,917
MasterCraft Boat Holdings, Inc.* (Leisure Products)	15	303
Matador Resources Co. (Oil, Gas & Consumable Fuels)	102	6,355
Materion Corp. (Metals & Mining)	18	2,069
Mativ Holdings, Inc. (Chemicals)	48	876
Matson, Inc. (Marine Transportation)	31	3,341
Matterport, Inc.* (Software)	232	1,067
Matthews International Corp. - Class A (Commercial Services & Supplies)	27	728
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	7	136
MaxCyte, Inc.* (Life Sciences Tools & Services)	78	283
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	26	51
Maximus, Inc. (Professional Services)	55	4,416
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	68	1,414
Mayville Engineering Co., Inc.* (Machinery)	10	138
MBIA, Inc. (Insurance)	40	252
McGrath RentCorp (Trading Companies & Distributors)	22	2,347
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	21	425
Medifast, Inc. (Personal Care Products)	10	275
MeiraGTx Holdings PLC* (Biotechnology)	29	142
Mercantile Bank Corp. (Banks)	14	505
Merchants Bancorp (Financial Services)	14	565
Mercury General Corp. (Insurance)	24	1,254
MeridianLink, Inc.* (Software)	23	384
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	51	3,779
Meritage Homes Corp. (Household Durables)	33	5,470
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	9	133
Mersana Therapeutics, Inc.* (Biotechnology)	99	314
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	530
Metallus, Inc.* (Metals & Mining)	38	781
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	30	366
Metrocity Bankshares, Inc. (Banks)	16	368
Metropolitan Bank Holding Corp.* (Banks)	9	357
MFA Financial, Inc. (Mortgage REITs)	92	974
MGE Energy, Inc. (Electric Utilities)	33	2,585
MGP Ingredients, Inc. (Beverages)	14	1,098
MicroStrategy, Inc.* (Software)	13	13,844
Microvast Holdings, Inc.*(a) (Machinery)	197	77
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	171	248
Mid Penn Bancorp, Inc. (Banks)	13	263
Middlefield Banc Corp. (Banks)	7	150
Middlesex Water Co. (Water Utilities)	16	812
Midland States Bancorp, Inc. (Banks)	19	416
MidWestOne Financial Group, Inc. (Banks)	13	262
Miller Industries, Inc. (Machinery)	10	487
MillerKnoll, Inc. (Commercial Services & Supplies)	66	1,678
MiMedx Group, Inc.* (Biotechnology)	103	634
Minerals Technologies, Inc. (Chemicals)	29	2,114
Mineralys Therapeutics, Inc.* (Biotechnology)	17	208
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	180	1,957
Mirum Pharmaceuticals, Inc.* (Biotechnology)	22	552
Mission Produce, Inc.* (Food Products)	43	488
Mistras Group, Inc.* (Professional Services)	19	166
Mitek Systems, Inc.* (Software)	39	493
Model N, Inc.* (Software)	35	1,038
Modine Manufacturing Co.* (Automobile Components)	46	4,260
ModivCare, Inc.* (Health Care Providers & Services)	11	258
Moelis & Co. - Class A (Capital Markets)	60	2,945
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	12	813
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	42	92
Monro, Inc. (Specialty Retail)	27	736
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	60	216
Monte Rosa Therapeutics, Inc.* (Biotechnology)	28	149
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	25	1,086
Moog, Inc. - Class A (Aerospace & Defense)	26	4,136
Morphic Holding, Inc.* (Biotechnology)	34	927
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	357
Mr. Cooper Group, Inc.* (Financial Services)	58	4,478
MRC Global, Inc.* (Trading Companies & Distributors)	75	842
Mueller Industries, Inc. (Machinery)	101	5,637
Mueller Water Products, Inc. - Class A (Machinery)	139	2,202
Multiplan Corp.* (Health Care Technology)	345	224
Mural Oncology PLC* (Biotechnology)	15	56

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	130	$5,803
MVB Financial Corp. (Banks)	10	180
Myers Industries, Inc. (Containers & Packaging)	33	723
MYR Group, Inc.* (Construction & Engineering)	15	2,494
Myriad Genetics, Inc.* (Biotechnology)	79	1,546
N-able, Inc.* (Software)	63	772
Nabors Industries, Ltd.* (Energy Equipment & Services)	8	576
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	4	110
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	43	385
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	30	1,221
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	3	194
National Bank Holdings Corp. - Class A (Banks)	33	1,080
National Bankshares, Inc. (Banks)	5	134
National Beverage Corp.* (Beverages)	21	935
National Health Investors, Inc. (Health Care REITs)	37	2,333
National HealthCare Corp. (Health Care Providers & Services)	11	1,000
National Presto Industries, Inc. (Aerospace & Defense)	5	410
National Research Corp. (Health Care Providers & Services)	13	445
National Vision Holdings, Inc.* (Specialty Retail)	70	1,219
National Western Life Group, Inc. - Class A (Insurance)	2	978
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	8	131
Nature's Sunshine Products, Inc.* (Personal Care Products)	12	233
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	45	114
Navient Corp. (Consumer Finance)	75	1,127
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	101	437
NBT Bancorp, Inc. (Banks)	41	1,435
Nelnet, Inc. - Class A (Consumer Finance)	12	1,130
Neogen Corp.* (Health Care Equipment & Supplies)	195	2,404
NeoGenomics, Inc.* (Health Care Providers & Services)	114	1,587
NerdWallet, Inc.* - Class A (Consumer Finance)	30	377
Nerdy, Inc.* (Diversified Consumer Services)	58	150
NETGEAR, Inc.* (Communications Equipment)	26	384
NetScout Systems, Inc.* (Communications Equipment)	61	1,175
NETSTREIT Corp. (Retail REITs)	62	1,045
Neumora Therapeutics, Inc.* (Pharmaceuticals)	13	118
Nevro Corp.* (Health Care Equipment & Supplies)	32	339
New Jersey Resources Corp. (Gas Utilities)	87	3,801
New York Mortgage Trust, Inc. (Mortgage REITs)	82	562
Newmark Group, Inc. - Class A (Real Estate Management & Development)	122	1,168
Newpark Resources, Inc.* (Energy Equipment & Services)	67	465
NewtekOne, Inc. (Financial Services)	21	227
NexPoint Diversified Real Estate Trust (Diversified REITs)	28	167
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	7	91
NexPoint Residential Trust, Inc. (Residential REITs)	20	685
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	70	449
Nextdoor Holdings, Inc.* (Interactive Media & Services)	134	273
NextNav, Inc.* (Software)	50	456
NEXTracker, Inc.* - Class A (Electrical Equipment)	113	4,834
NI Holdings, Inc.* (Insurance)	7	104
Nicolet Bankshares, Inc. (Banks)	12	918
Nikola Corp.*(a) (Machinery)	662	411
NioCorp Developments, Ltd.* (Metals & Mining)	2	4
Nkarta, Inc.* (Biotechnology)	27	180
NL Industries, Inc. (Commercial Services & Supplies)	8	66
nLight, Inc.* (Electronic Equipment, Instruments & Components)	40	456
NMI Holdings, Inc.* - Class A (Financial Services)	71	2,191
Noble Corp. PLC (Energy Equipment & Services)	101	4,482
Noodles & Co.* (Hotels, Restaurants & Leisure)	35	53
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	184	718
Northeast Bank (Banks)	6	310
Northeast Community Bancorp, Inc. (Banks)	11	174
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	79	3,222
Northfield Bancorp, Inc. (Banks)	36	300
Northrim Bancorp, Inc. (Banks)	5	239
Northwest Bancshares, Inc. (Banks)	114	1,208
Northwest Natural Holding Co. (Gas Utilities)	33	1,259
Northwest Pipe Co.* (Construction & Engineering)	9	285
Northwestern Energy Group, Inc. (Multi-Utilities)	55	2,774
Norwood Financial Corp. (Banks)	7	169
Novagold Resources, Inc.* (Metals & Mining)	217	629
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	32	5,007
Novavax, Inc.*(a) (Biotechnology)	102	442
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	45	529
Nurix Therapeutics, Inc.* (Biotechnology)	43	517
NuScale Power Corp.* (Electrical Equipment)	50	290
Nuvalent, Inc.* - Class A (Biotechnology)	24	1,653
Nuvation Bio, Inc.* (Pharmaceuticals)	131	392
Nuvectis Pharma, Inc.* (Biotechnology)	7	43
NV5 Global, Inc.* (Professional Services)	12	1,119
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	326
Oak Valley Bancorp (Banks)	6	145
Ocean Biomedical, Inc.* (Biotechnology)	8	11

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Oceaneering International, Inc.* (Energy Equipment & Services)	90	$2,062
OceanFirst Financial Corp. (Banks)	52	768
Ocular Therapeutix, Inc.* (Pharmaceuticals)	104	493
Ocwen Financial Corp.* (Financial Services)	6	140
Office Properties Income Trust (Office REITs)	43	87
OFG Bancorp (Banks)	41	1,481
O-I Glass, Inc.* (Containers & Packaging)	139	2,079
Oil States International, Inc.* (Energy Equipment & Services)	57	227
Oil-Dri Corp. of America (Household Products)	4	277
Old National Bancorp (Banks)	284	4,696
Old Second Bancorp, Inc. (Banks)	39	534
Olema Pharmaceuticals, Inc.* (Biotechnology)	24	244
Olo, Inc.* - Class A (Software)	93	446
Olympic Steel, Inc. (Metals & Mining)	9	572
Omega Flex, Inc. (Machinery)	3	199
Omega Therapeutics, Inc.* (Biotechnology)	22	49
Omeros Corp.* (Pharmaceuticals)	55	173
OmniAb, Inc.* (Life Sciences Tools & Services)	84	373
Omnicell, Inc.* (Health Care Equipment & Supplies)	40	1,072
ON24, Inc. (Software)	26	171
ONE Gas, Inc. (Gas Utilities)	50	3,226
One Liberty Properties, Inc. (Diversified REITs)	15	344
OneSpan, Inc.* (Software)	36	390
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	75	954
OneWater Marine, Inc.*(a) (Specialty Retail)	10	207
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	44	8,161
Ooma, Inc.* (Diversified Telecommunication Services)	22	155
Open Lending Corp.* (Capital Markets)	89	454
Opendoor Technologies, Inc.* (Real Estate Management & Development)	506	1,007
OPENLANE, Inc.* (Commercial Services & Supplies)	96	1,649
OPKO Health, Inc.*(a) (Health Care Providers & Services)	361	440
OppFi, Inc. (Consumer Finance)	10	27
OptimizeRx Corp.* (Health Care Technology)	14	143
Optinose, Inc.* (Pharmaceuticals)	66	54
Option Care Health, Inc.* (Health Care Providers & Services)	150	4,484
Orange County Bancorp, Inc. (Banks)	5	216
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	65	344
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	13	57
Orchid Island Capital, Inc. (Mortgage REITs)	46	383
Organogenesis Holdings, Inc.* (Biotechnology)	63	148
ORIC Pharmaceuticals, Inc.* (Biotechnology)	35	309
Origin Bancorp, Inc. (Banks)	26	772
Origin Materials, Inc.* (Chemicals)	105	85
Orion Office REIT, Inc. (Office REITs)	50	156
Orion SA (Chemicals)	50	1,183
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	48	3,064
Orrstown Financial Services, Inc. (Banks)	9	236
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	32	416
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	14	415
Oscar Health, Inc.* - Class A (Insurance)	144	2,501
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	14	1,840
Otter Tail Corp. (Electric Utilities)	37	3,158
Outbrain, Inc.* (Interactive Media & Services)	36	146
Outfront Media, Inc. (Specialized REITs)	132	2,094
Outlook Therapeutics, Inc.* (Biotechnology)	7	62
Outset Medical, Inc.* (Health Care Equipment & Supplies)	45	114
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	52	316
Ovid Therapeutics, Inc.* (Biotechnology)	53	162
Owens & Minor, Inc.* (Health Care Providers & Services)	67	1,658
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	13	1,401
P10, Inc. - Class A (Capital Markets)	39	277
P3 Health Partners, Inc.* (Health Care Providers & Services)	37	20
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	226	373
Pacific Premier Bancorp, Inc. (Banks)	85	1,828
Pacira BioSciences, Inc.* (Pharmaceuticals)	41	1,076
Pactiv Evergreen, Inc. (Containers & Packaging)	36	549
PagerDuty, Inc.* (Software)	80	1,597
Pagseguro Digital, Ltd.* - Class A (Financial Services)	178	2,216
Palomar Holdings, Inc.* (Insurance)	22	1,731
PAM Transportation Services, Inc.* (Ground Transportation)	6	103
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	33	238
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	29	1,789
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	50	1,540
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	24	1,015
Paragon 28, Inc.* (Health Care Equipment & Supplies)	39	360
Paramount Group, Inc. (Office REITs)	166	770
Park Aerospace Corp. (Aerospace & Defense)	17	243
Park National Corp. (Banks)	13	1,712
Parke Bancorp, Inc. (Banks)	9	148
Park-Ohio Holdings Corp. (Machinery)	8	204
Parsons Corp.* (Professional Services)	37	2,905
Pathward Financial, Inc. (Banks)	23	1,159
Patria Investments, Ltd. - Class A (Capital Markets)	50	670
Patrick Industries, Inc. (Automobile Components)	19	1,985
Patterson Cos., Inc. (Health Care Providers & Services)	75	1,910
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	317	3,430
Payoneer Global, Inc.* (Financial Services)	238	1,176
Paysafe, Ltd.* (Financial Services)	29	412

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Paysign, Inc.* (Financial Services)	29	$133
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	99	5,274
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	10	620
PCB Bancorp (Banks)	10	146
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	28	842
PDS Biotechnology Corp.* (Biotechnology)	25	84
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	101	2,216
Peakstone Realty Trust (Office REITs)	32	447
Peapack-Gladstone Financial Corp. (Banks)	15	336
Pebblebrook Hotel Trust (Hotel & Resort REITs)	107	1,555
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	75	665
Penns Woods Bancorp, Inc. (Banks)	7	122
PennyMac Financial Services, Inc. (Financial Services)	23	1,970
PennyMac Mortgage Investment Trust (Mortgage REITs)	78	1,080
Peoples Bancorp, Inc. (Banks)	31	900
Peoples Financial Services Corp. (Banks)	6	227
PepGen, Inc.* (Biotechnology)	9	111
Perdoceo Education Corp. (Diversified Consumer Services)	59	1,080
Perella Weinberg Partners (Capital Markets)	38	567
Perficient, Inc.* (IT Services)	31	1,465
Performant Financial Corp.* (Commercial Services & Supplies)	61	162
Perimeter Solutions SA* (Chemicals)	135	945
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	409	6,852
Perpetua Resources Corp.* (Metals & Mining)	34	186
PetIQ, Inc.* (Health Care Providers & Services)	24	392
PetMed Express, Inc. (Specialty Retail)	18	71
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	29	262
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	18	301
Phillips Edison & Co., Inc. (Retail REITs)	108	3,532
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	55	1,508
Phreesia, Inc.* (Health Care Technology)	47	975
Piedmont Lithium, Inc.* (Metals & Mining)	16	196
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	111	765
Pioneer Bancorp, Inc.* (Banks)	10	89
Piper Sandler Cos. (Capital Markets)	16	3,133
Pitney Bowes, Inc. (Commercial Services & Supplies)	157	669
PJT Partners, Inc. - Class A (Capital Markets)	21	1,984
Planet Labs PBC* (Professional Services)	157	265
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	34	301
Playstudios, Inc.* (Entertainment)	78	168
Plexus Corp.* (Electronic Equipment, Instruments & Components)	25	2,525
Pliant Therapeutics, Inc.* (Pharmaceuticals)	51	603
Plumas Bancorp (Banks)	5	176
Plymouth Industrial REIT, Inc. (Industrial REITs)	41	856
PMV Pharmaceuticals, Inc.* (Biotechnology)	37	67
PNM Resources, Inc. (Electric Utilities)	77	2,854
Ponce Financial Group, Inc.* (Banks)	17	137
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	41	503
Portland General Electric Co. (Electric Utilities)	91	3,934
Poseida Therapeutics, Inc.* (Biotechnology)	61	148
Postal Realty Trust, Inc. - Class A (Office REITs)	18	249
Potbelly Corp.* (Hotels, Restaurants & Leisure)	23	234
PotlatchDeltic Corp. (Specialized REITs)	71	2,841
Powell Industries, Inc. (Electrical Equipment)	8	1,144
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	51	3,403
PowerSchool Holdings, Inc.* (Software)	51	883
PRA Group, Inc.* (Consumer Finance)	35	833
Precigen, Inc.* (Biotechnology)	118	156
Preferred Bank (Banks)	11	833
Preformed Line Products Co. (Electrical Equipment)	2	242
Prelude Therapeutics, Inc.* (Biotechnology)	13	49
Premier Financial Corp. (Banks)	32	620
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	45	3,230
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	4	1
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	23	1,854
Prime Medicine, Inc.* (Biotechnology)	35	172
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	102
Primis Financial Corp. (Banks)	18	175
Primo Water Corp. (Beverages)	140	2,642
Primoris Services Corp. (Construction & Engineering)	48	2,237
Princeton Bancorp, Inc. (Banks)	5	146
Priority Technology Holdings, Inc.* (Financial Services)	16	51
Privia Health Group, Inc.* (Health Care Providers & Services)	101	1,858
ProAssurance Corp.* (Insurance)	46	615
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	36	1,907
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	23	167
PROG Holdings, Inc. (Consumer Finance)	40	1,330
Progress Software Corp. (Software)	40	1,993
Progyny, Inc.* (Health Care Providers & Services)	71	2,276
ProKidney Corp.* (Biotechnology)	40	83
ProPetro Holding Corp.* (Energy Equipment & Services)	85	741
PROS Holdings, Inc.* (Software)	40	1,310
Protagonist Therapeutics, Inc.* (Biotechnology)	51	1,281
Protalix BioTherapeutics, Inc.* (Biotechnology)	61	70
Prothena Corp. PLC* (Biotechnology)	38	773
Proto Labs, Inc.* (Machinery)	23	701
Provident Financial Services, Inc. (Banks)	66	969
PTC Therapeutics, Inc.* (Biotechnology)	65	2,090
PubMatic, Inc.* - Class A (Media)	37	830
Pulmonx Corp.* (Health Care Equipment & Supplies)	33	251
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	14	103

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Pure Cycle Corp.* (Water Utilities)	19	$181
PureCycle Technologies, Inc.* (Chemicals)	104	486
Purple Innovation, Inc.* (Household Durables)	49	74
Q2 Holdings, Inc.* (Software)	51	2,621
QCR Holdings, Inc. (Banks)	15	824
Quad/Graphics, Inc. (Commercial Services & Supplies)	27	121
Quaker Chemical Corp. (Chemicals)	12	2,238
Qualys, Inc.* (Software)	33	5,409
Quanex Building Products Corp. (Building Products)	30	997
Quanterix Corp.* (Life Sciences Tools & Services)	32	516
Quantum-Si, Inc.* (Life Sciences Tools & Services)	91	147
QuinStreet, Inc.* (Interactive Media & Services)	47	850
Quipt Home Medical Corp.* (Health Care Providers & Services)	37	133
Qurate Retail, Inc.* - Class B (Broadline Retail)	1	4
Rackspace Technology, Inc.* (IT Services)	57	98
Radian Group, Inc. (Financial Services)	138	4,122
Radiant Logistics, Inc.* (Air Freight & Logistics)	32	158
Radius Recycling, Inc. (Metals & Mining)	24	418
RadNet, Inc.* (Health Care Providers & Services)	54	2,619
Rallybio Corp.* (Biotechnology)	27	52
Ramaco Resources, Inc. - Class A (Metals & Mining)	20	314
Ramaco Resources, Inc. - Class B (Metals & Mining)	4	44
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	97	5,317
Ranger Energy Services, Inc. (Energy Equipment & Services)	13	128
Ranpak Holdings Corp.* (Containers & Packaging)	39	282
Rapid7, Inc.* (Software)	54	2,419
RAPT Therapeutics, Inc.* (Biotechnology)	26	200
Rayonier Advanced Materials, Inc.* (Chemicals)	57	213
RBB Bancorp (Banks)	15	266
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	406
RE/MAX Holdings, Inc. (Real Estate Management & Development)	16	112
Ready Capital Corp. (Mortgage REITs)	144	1,227
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	125	978
Red River Bancshares, Inc. (Banks)	4	181
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	14	106
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	43	2,284
Red Violet, Inc.* (Software)	10	168
Redfin Corp.* (Real Estate Management & Development)	99	555
Redwire Corp.* (Aerospace & Defense)	7	26
Redwood Trust, Inc. (Mortgage REITs)	118	653
REGENXBIO, Inc.* (Biotechnology)	37	568
Regional Management Corp. (Consumer Finance)	7	176
Relay Therapeutics, Inc.* (Biotechnology)	85	554
Remitly Global, Inc.* (Financial Services)	122	2,175
Renasant Corp. (Banks)	49	1,424
Reneo Pharmaceuticals, Inc.* (Biotechnology)	12	20
Rent The Runway, Inc.* - Class A (Specialty Retail)	2	20
Repay Holdings Corp.* (Financial Services)	74	753
Replimune Group, Inc.* (Biotechnology)	44	279
Republic Bancorp, Inc. - Class A (Banks)	8	406
Reservoir Media, Inc.* (Entertainment)	18	161
Resideo Technologies, Inc.* (Building Products)	131	2,558
Resources Connection, Inc. (Professional Services)	29	320
Retail Opportunity Investments Corp. (Retail REITs)	110	1,350
REV Group, Inc. (Machinery)	28	612
Revance Therapeutics, Inc.* (Pharmaceuticals)	78	282
REVOLUTION Medicines, Inc.* (Biotechnology)	125	4,660
Revolve Group, Inc.* (Specialty Retail)	36	717
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	14	775
RGC Resources, Inc. (Gas Utilities)	7	144
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	48	1,908
Ribbon Communications, Inc.* (Communications Equipment)	80	254
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	11	116
Rigel Pharmaceuticals, Inc.* (Biotechnology)	153	161
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	8	207
Rimini Street, Inc.* (Software)	47	125
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	107	203
Riot Platforms, Inc.* (Software)	177	1,789
RLJ Lodging Trust (Hotel & Resort REITs)	137	1,507
Rocket Lab USA, Inc.* (Aerospace & Defense)	254	955
Rocket Pharmaceuticals, Inc.* (Biotechnology)	56	1,205
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	155
Rogers Corp.* (Electronic Equipment, Instruments & Components)	16	1,905
RPC, Inc. (Energy Equipment & Services)	76	508
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	54	2,372
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	8	327
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	58	371
RXO, Inc.* (Ground Transportation)	104	1,967
RxSight, Inc.* (Health Care Equipment & Supplies)	25	1,303
Ryerson Holding Corp. (Metals & Mining)	25	714
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	52	5,484
S&T Bancorp, Inc. (Banks)	34	1,025
Sabra Health Care REIT, Inc. (Health Care REITs)	208	2,895
Sabre Corp.* (Hotels, Restaurants & Leisure)	297	852
Safe Bulkers, Inc. (Marine Transportation)	59	294
Safehold, Inc. (Specialized REITs)	44	803
Safety Insurance Group, Inc. (Insurance)	13	1,034
Sage Therapeutics, Inc.* (Biotechnology)	47	655

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	21	$82
Sally Beauty Holdings, Inc.* (Specialty Retail)	96	1,042
Sana Biotechnology, Inc.* (Biotechnology)	86	774
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	3	96
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	29	397
Sandy Spring Bancorp, Inc. (Banks)	39	798
Sangamo Therapeutics, Inc.* (Biotechnology)	133	68
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	49	2,973
Sapiens International Corp. N.V. (Software)	28	862
Saul Centers, Inc. (Retail REITs)	10	364
Savara, Inc.* (Biotechnology)	81	371
Savers Value Village, Inc.* (Broadline Retail)	23	380
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	22	916
Scholar Rock Holding Corp.* (Biotechnology)	52	763
Scholastic Corp. (Media)	23	819
Schrodinger, Inc.* (Health Care Technology)	49	1,195
Scilex Holding Co.* (Pharmaceuticals)	48	41
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	43	3,025
scPharmaceuticals, Inc.* (Pharmaceuticals)	26	116
Seacoast Banking Corp. of Florida (Banks)	76	1,753
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	22	269
Seadrill, Ltd.* (Energy Equipment & Services)	42	2,039
Security National Financial Corp.* - Class A (Financial Services)	11	72
Seer, Inc.* (Life Sciences Tools & Services)	53	110
Select Medical Holdings Corp. (Health Care Providers & Services)	93	2,638
Select Water Solutions, Inc. (Energy Equipment & Services)	72	665
Selective Insurance Group, Inc. (Insurance)	54	5,490
Selectquote, Inc.* (Insurance)	122	184
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	4	102
SEMrush Holdings, Inc.* - Class A (Software)	28	343
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	57	2,144
Seneca Foods Corp.* - Class A (Food Products)	4	232
Sensient Technologies Corp. (Chemicals)	38	2,782
Seres Therapeutics, Inc.* (Biotechnology)	88	87
Service Properties Trust (Hotel & Resort REITs)	148	907
ServisFirst Bancshares, Inc. (Banks)	46	2,712
SES AI Corp.* (Electrical Equipment)	112	177
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	103	1,373
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	34	3,599
Sharecare, Inc.* (Health Care Technology)	272	195
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	44	564
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	154	1,301
Shoe Carnival, Inc. (Specialty Retail)	16	535
Shore Bancshares, Inc. (Banks)	27	279
Shutterstock, Inc. (Interactive Media & Services)	22	940
SI-BONE, Inc.* (Health Care Equipment & Supplies)	36	513
Sierra Bancorp (Banks)	12	238
SIGA Technologies, Inc. (Pharmaceuticals)	41	360
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	19	105
Signet Jewelers, Ltd. (Specialty Retail)	39	3,823
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	28	3,402
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	34	661
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	21	645
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	8	117
Simmons First National Corp. - Class A (Banks)	111	1,897
Simpson Manufacturing Co., Inc. (Building Products)	38	6,608
Simulations Plus, Inc. (Health Care Technology)	14	635
Sinclair, Inc. (Media)	30	369
SiriusPoint, Ltd.* (Insurance)	64	754
SITE Centers Corp. (Retail REITs)	171	2,307
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	16	1,426
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	74	1,720
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	65	1,533
SJW Group (Water Utilities)	29	1,579
Skillsoft Corp.* (Professional Services)	4	29
Skyline Champion Corp.* (Household Durables)	49	3,675
Skyward Specialty Insurance Group, Inc.* (Insurance)	27	943
SkyWater Technology, Inc.*(a) (Semiconductors & Semiconductor Equipment)	17	174
SkyWest, Inc.* (Passenger Airlines)	36	2,629
SKYX Platforms Corp.* (Electrical Equipment)	56	58
SL Green Realty Corp. (Office REITs)	58	2,891
Sleep Number Corp.* (Specialty Retail)	19	253
SM Energy Co. (Oil, Gas & Consumable Fuels)	104	5,043
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	46	840
SmartFinancial, Inc. (Banks)	14	288
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	168	390
Smith & Wesson Brands, Inc. (Leisure Products)	41	696
Snap One Holdings Corp.* (Household Durables)	16	169
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	26	229
SolarWinds Corp. (Software)	46	507
Solid Power, Inc.* (Automobile Components)	139	235
Solo Brands, Inc.* - Class A (Leisure Products)	18	34
Sonic Automotive, Inc. - Class A (Specialty Retail)	13	752
Sonos, Inc.* (Household Durables)	111	1,876
SoundHound AI, Inc.* - Class A (Software)	124	526

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
SoundThinking, Inc.* (Software)	9	$120
South Plains Financial, Inc. (Banks)	10	259
Southern First Bancshares, Inc.* (Banks)	7	181
Southern Missouri Bancorp, Inc. (Banks)	9	361
Southern States Bancshares, Inc. (Banks)	7	169
Southland Holdings, Inc.* (Construction & Engineering)	4	18
Southside Bancshares, Inc. (Banks)	26	693
SouthState Corp. (Banks)	68	5,147
Southwest Gas Holdings, Inc. (Gas Utilities)	56	4,179
SP Plus Corp.* (Commercial Services & Supplies)	18	919
SpartanNash Co. (Consumer Staples Distribution & Retail)	31	592
Sphere Entertainment Co.* (Entertainment)	24	933
Spire, Inc. (Gas Utilities)	47	2,904
Spirit Airlines, Inc. (Passenger Airlines)	98	346
Spok Holdings, Inc. (Wireless Telecommunication Services)	16	247
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	34	109
SpringWorks Therapeutics, Inc.* (Biotechnology)	61	2,848
Sprinklr, Inc.* - Class A (Software)	95	1,111
Sprout Social, Inc.* - Class A (Software)	44	2,220
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	91	6,008
SPS Commerce, Inc.* (Software)	33	5,738
SPX Technologies, Inc.* (Machinery)	40	4,872
Squarespace, Inc.* - Class A (IT Services)	51	1,778
STAAR Surgical Co.* (Health Care Equipment & Supplies)	44	2,022
Stagwell, Inc.* (Media)	75	446
Standard Motor Products, Inc. (Automobile Components)	18	578
Standex International Corp. (Machinery)	11	1,902
Star Holdings* (Diversified REITs)	12	143
Steelcase, Inc. - Class A (Commercial Services & Supplies)	83	998
Stellar Bancorp, Inc. (Banks)	44	977
Stem, Inc.* (Electrical Equipment)	128	236
Stepan Co. (Chemicals)	19	1,577
StepStone Group, Inc. - Class A (Capital Markets)	49	1,767
Sterling Bancorp, Inc.* (Banks)	19	90
Sterling Check Corp.* (Professional Services)	27	409
Sterling Infrastructure, Inc.* (Construction & Engineering)	27	2,743
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	66	2,667
Stewart Information Services Corp. (Insurance)	24	1,488
Stitch Fix, Inc.* - Class A (Specialty Retail)	80	170
Stock Yards Bancorp, Inc. (Banks)	24	1,069
Stoke Therapeutics, Inc.* (Biotechnology)	25	276
StoneCo, Ltd.* - Class A (Financial Services)	261	4,072
Stoneridge, Inc.* (Automobile Components)	24	360
StoneX Group, Inc.* (Capital Markets)	24	1,742
Strategic Education, Inc. (Diversified Consumer Services)	20	2,297
Stratus Properties, Inc.* (Real Estate Management & Development)	5	113
Stride, Inc.* (Diversified Consumer Services)	38	2,536
Sturm Ruger & Co., Inc. (Leisure Products)	16	740
Summit Financial Group, Inc. (Banks)	10	265
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	94	565
Summit Materials, Inc.* - Class A (Construction Materials)	107	4,162
Summit Therapeutics, Inc.* (Biotechnology)	104	409
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	38	506
SunCoke Energy, Inc. (Metals & Mining)	75	773
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	95	400
SunOpta, Inc.* (Food Products)	84	550
SunPower Corp.*(a) (Electrical Equipment)	78	161
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	184	1,877
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	122	386
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	46	39,505
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	44	1,324
Surgery Partners, Inc.* (Health Care Providers & Services)	68	1,697
Surmodics, Inc.* (Health Care Equipment & Supplies)	12	308
Sutro Biopharma, Inc.* (Biotechnology)	55	187
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	88	1,977
SWK Holdings Corp.* (Financial Services)	3	52
Sylvamo Corp. (Paper & Forest Products)	32	2,000
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	35	3,149
Syndax Pharmaceuticals, Inc.* (Biotechnology)	71	1,500
System1, Inc.* (Interactive Media & Services)	29	50
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	21	289
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	1,648
Tanger, Inc. (Retail REITs)	94	2,665
Tango Therapeutics, Inc.* (Biotechnology)	40	308
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	28	312
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	7	297
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	26	817
Taylor Morrison Home Corp.* (Household Durables)	93	5,210
TechTarget, Inc.* (Media)	23	633
Teekay Corp.* (Oil, Gas & Consumable Fuels)	56	410
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	21	1,224
TEGNA, Inc. (Media)	177	2,415
Tejon Ranch Co.* (Real Estate Management & Development)	19	319
Tela Bio, Inc.* (Health Care Equipment & Supplies)	14	63
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	89	1,393
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	524	225
Tenable Holdings, Inc.* (Software)	104	4,677
Tenaya Therapeutics, Inc.* (Biotechnology)	42	191
Tennant Co. (Machinery)	17	1,980

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Terawulf, Inc.* (Software)	138	$299
Terex Corp. (Machinery)	60	3,363
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	39	197
Terran Orbital Corp.* (Aerospace & Defense)	87	115
Terreno Realty Corp. (Industrial REITs)	80	4,348
TETRA Technologies, Inc.* (Energy Equipment & Services)	112	480
Texas Capital Bancshares, Inc.* (Banks)	42	2,411
TG Therapeutics, Inc.* (Biotechnology)	124	1,694
The Aaron's Co., Inc. (Specialty Retail)	27	187
The Andersons, Inc. (Consumer Staples Distribution & Retail)	29	1,593
The Baldwin Insurance Group, Inc.* (Insurance)	54	1,439
The Bancorp, Inc.* (Banks)	46	1,377
The Bank of NT Butterfield & Son, Ltd. (Banks)	44	1,496
The Beauty Health Co.* (Personal Care Products)	73	236
The Brink's Co. (Commercial Services & Supplies)	40	3,499
The Buckle, Inc. (Specialty Retail)	27	1,010
The Cato Corp. - Class A (Specialty Retail)	16	77
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	43	1,484
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	32	1,059
The Children's Place, Inc.* (Specialty Retail)	11	77
The Duckhorn Portfolio, Inc.* (Beverages)	48	407
The E.W. Scripps Co.* - Class A (Media)	53	199
The Ensign Group, Inc. (Health Care Providers & Services)	49	5,800
The First Bancorp, Inc. (Banks)	9	199
The First Bancshares, Inc. (Banks)	28	670
The First of Long Island Corp. (Banks)	19	180
The GEO Group, Inc.* (Commercial Services & Supplies)	108	1,605
The Goodyear Tire & Rubber Co.* (Automobile Components)	252	3,013
The Gorman-Rupp Co. (Machinery)	21	697
The Greenbrier Cos., Inc. (Machinery)	27	1,334
The Hackett Group, Inc. (IT Services)	22	477
The Hain Celestial Group, Inc.* (Food Products)	80	491
The Joint Corp.* (Health Care Providers & Services)	13	155
The Lovesac Co.* (Household Durables)	13	288
The Macerich Co. (Retail REITs)	194	2,669
The Manitowoc Co., Inc.* (Machinery)	31	375
The Marcus Corp. (Entertainment)	22	287
The ODP Corp.* (Specialty Retail)	29	1,476
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	19	102
The Pennant Group, Inc.* (Health Care Providers & Services)	26	544
The RMR Group, Inc. - Class A (Real Estate Management & Development)	14	332
The Shyft Group, Inc. (Machinery)	30	326
The Simply Good Foods Co.* (Food Products)	81	2,953
The St. Joe Co. (Real Estate Management & Development)	31	1,773
The Vita Coco Co., Inc.* (Beverages)	34	824
The York Water Co. (Water Utilities)	13	462
Theravance Biopharma, Inc.* (Pharmaceuticals)	44	371
Thermon Group Holdings, Inc.* (Electrical Equipment)	30	958
Third Coast Bancshares, Inc.* (Banks)	12	233
Third Harmonic Bio, Inc.* (Pharmaceuticals)	17	189
Thoughtworks Holding, Inc.* (IT Services)	83	193
ThredUp, Inc.* - Class A (Specialty Retail)	66	106
Thryv Holdings, Inc.* (Media)	28	644
Tidewater, Inc.* (Energy Equipment & Services)	42	3,858
Tile Shop Holdings, Inc.* (Specialty Retail)	26	175
Tilly's, Inc.* - Class A (Specialty Retail)	20	121
Timberland Bancorp, Inc. (Banks)	7	171
Tiptree, Inc. (Insurance)	22	350
Titan International, Inc.* (Machinery)	46	507
Titan Machinery, Inc.* (Trading Companies & Distributors)	18	401
Tompkins Financial Corp. (Banks)	12	528
Topgolf Callaway Brands Corp.* (Leisure Products)	129	2,067
Torrid Holdings, Inc.*(a) (Specialty Retail)	11	56
Towne Bank (Banks)	63	1,630
Townsquare Media, Inc. - Class A (Media)	10	121
TPG RE Finance Trust, Inc. (Mortgage REITs)	62	454
TPI Composites, Inc.* (Electrical Equipment)	37	118
Traeger, Inc.* (Household Durables)	32	69
Transcat, Inc.* (Trading Companies & Distributors)	7	752
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	29
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	28	2,636
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	27	130
Travere Therapeutics, Inc.* (Biotechnology)	65	359
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	41	425
Tredegar Corp. (Metals & Mining)	24	153
TreeHouse Foods, Inc.* (Food Products)	46	1,727
Trevi Therapeutics, Inc.* (Pharmaceuticals)	38	111
Tri Pointe Homes, Inc.* (Household Durables)	86	3,169
TriCo Bancshares (Banks)	28	974
TriMas Corp. (Containers & Packaging)	37	962
TriNet Group, Inc. (Professional Services)	29	2,911
Trinity Industries, Inc. (Machinery)	73	1,899
Trinseo PLC (Chemicals)	31	81
Triumph Financial, Inc.* (Banks)	20	1,407
Triumph Group, Inc.* (Aerospace & Defense)	58	775
Tronox Holdings PLC (Chemicals)	105	1,784
TruBridge, Inc.* (Health Care Technology)	13	103
TrueBlue, Inc.* (Professional Services)	27	281
TrueCar, Inc.* (Interactive Media & Services)	80	211
Trupanion, Inc.*(a) (Insurance)	35	788
TrustCo Bank Corp. (Banks)	17	453
Trustmark Corp. (Banks)	55	1,628
TTEC Holdings, Inc. (Professional Services)	17	124
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	91	1,359
Tucows, Inc.* - Class A (IT Services)	9	159
Turning Point Brands, Inc. (Tobacco)	15	433
Turnstone Biologics Corp.* (Biotechnology)	14	36

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	15	$212
Tutor Perini Corp.* (Construction & Engineering)	38	632
Twist Bioscience Corp.* (Biotechnology)	52	1,624
Two Harbors Investment Corp. (Mortgage REITs)	93	1,175
Tyra Biosciences, Inc.* (Biotechnology)	13	222
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	13	1,320
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	68	1,049
Udemy, Inc.* (Diversified Consumer Services)	80	802
UFP Industries, Inc. (Building Products)	54	6,086
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	6	1,236
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	40	1,673
UMB Financial Corp. (Banks)	40	3,185
UMH Properties, Inc. (Residential REITs)	55	876
UniFirst Corp. (Commercial Services & Supplies)	13	2,082
Unisys Corp.* (IT Services)	60	326
United Bankshares, Inc. (Banks)	117	3,797
United Community Banks, Inc. (Banks)	104	2,624
United Fire Group, Inc. (Insurance)	19	420
United Homes Group, Inc.* (Household Durables)	5	33
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	53	473
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	33	1,677
United States Lime & Minerals, Inc. (Construction Materials)	2	620
Uniti Group, Inc. (Specialized REITs)	214	1,231
Unitil Corp. (Multi-Utilities)	14	713
Unity Bancorp, Inc. (Banks)	6	162
Universal Corp. (Tobacco)	22	1,131
Universal Health Realty Income Trust (Health Care REITs)	12	432
Universal Insurance Holdings, Inc. (Insurance)	22	429
Universal Logistics Holdings, Inc. (Ground Transportation)	6	268
Universal Technical Institute, Inc.* (Diversified Consumer Services)	35	533
Univest Financial Corp. (Banks)	26	543
Upbound Group, Inc. (Specialty Retail)	48	1,488
Upstart Holdings, Inc.*(a) (Consumer Finance)	67	1,483
Upwork, Inc.* (Professional Services)	112	1,310
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	345	2,329
Urban Edge Properties (Retail REITs)	103	1,723
Urban One, Inc.* (Media)	8	16
Urban One, Inc.* (Media)	10	16
Urban Outfitters, Inc.* (Specialty Retail)	57	2,221
UroGen Pharma, Ltd.* (Biotechnology)	25	346
USANA Health Sciences, Inc.* (Personal Care Products)	10	415
USCB Financial Holdings, Inc. (Banks)	9	100
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	199
Utz Brands, Inc. (Food Products)	65	1,172
V2X, Inc.* (Aerospace & Defense)	10	486
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	95	608
Valaris, Ltd.* (Energy Equipment & Services)	53	3,448
Valhi, Inc. (Chemicals)	2	30
Valley National Bancorp (Banks)	387	2,713
Value Line, Inc. (Capital Markets)	1	36
Vanda Pharmaceuticals, Inc.* (Biotechnology)	51	243
Varex Imaging Corp.* (Health Care Equipment & Supplies)	35	569
Varonis Systems, Inc.* (Software)	97	4,244
Vaxcyte, Inc.* (Biotechnology)	95	5,752
Vaxxinity, Inc.* - Class A (Biotechnology)	38	5
Vector Group, Ltd. (Tobacco)	130	1,345
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	46	1,626
Velo3D, Inc.* (Machinery)	82	22
Velocity Financial, Inc.* (Financial Services)	8	137
Ventyx Biosciences, Inc.* (Pharmaceuticals)	42	157
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	24	158
Vera Therapeutics, Inc.* (Biotechnology)	36	1,422
Veracyte, Inc.* (Biotechnology)	65	1,272
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1	5
Vericel Corp.* (Biotechnology)	43	1,972
Verint Systems, Inc.* (Software)	55	1,665
Veris Residential, Inc. (Residential REITs)	71	1,023
Veritex Holdings, Inc. (Banks)	47	916
Veritone, Inc.* (Software)	24	78
Verra Mobility Corp.* (Professional Services)	123	2,900
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	19	132
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	59	77
Verve Therapeutics, Inc.* (Biotechnology)	59	355
Viad Corp.* (Commercial Services & Supplies)	18	621
Viant Technology, Inc.* - Class A (Software)	13	114
Viavi Solutions, Inc.* (Communications Equipment)	198	1,563
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	91	26
Vicor Corp.* (Electrical Equipment)	20	648
Victory Capital Holdings, Inc. - Class A (Capital Markets)	24	1,221
Viemed Healthcare, Inc.* (Health Care Providers & Services)	31	254
Vigil Neuroscience, Inc.* (Biotechnology)	14	37
Viking Therapeutics, Inc.* (Biotechnology)	92	7,320
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	8	224
Vimeo, Inc.* (Interactive Media & Services)	138	495
Vir Biotechnology, Inc.* (Biotechnology)	75	635
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	320	278
Virginia National Bankshares Corp. (Banks)	4	113
Viridian Therapeutics, Inc.* (Biotechnology)	45	597
Virtus Investment Partners, Inc. (Capital Markets)	6	1,316
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	114	2,638
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	363
Vista Outdoor, Inc.* (Leisure Products)	52	1,825
Visteon Corp.* (Automobile Components)	25	2,766

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	21	$1,113
Vital Farms, Inc.* (Food Products)	28	749
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	22	488
Vivid Seats, Inc.* - Class A (Entertainment)	67	352
Vizio Holding Corp.* - Class A (Household Durables)	69	731
Vor BioPharma, Inc.* (Biotechnology)	34	58
VOXX International Corp.* (Household Durables)	10	59
Voyager Therapeutics, Inc.* (Biotechnology)	35	274
VSE Corp. (Commercial Services & Supplies)	12	937
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	53	70
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	88	198
Wabash National Corp. (Machinery)	41	948
WaFd, Inc. (Banks)	61	1,652
Waldencast PLC* - Class A (Personal Care Products)	25	122
Walker & Dunlop, Inc. (Financial Services)	29	2,657
Warby Parker, Inc.* - Class A (Specialty Retail)	77	904
Warrior Met Coal, Inc. (Metals & Mining)	46	3,144
Washington Trust Bancorp, Inc. (Banks)	15	382
Waterstone Financial, Inc. (Financial Services)	16	181
Watts Water Technologies, Inc. - Class A (Machinery)	25	4,962
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	66	325
WD-40 Co. (Household Products)	12	2,713
Weatherford International PLC* (Energy Equipment & Services)	64	7,913
Weave Communications, Inc.* (Software)	31	331
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	15	947
Werner Enterprises, Inc. (Ground Transportation)	57	1,949
WesBanco, Inc. (Banks)	52	1,404
West Bancorp, Inc. (Banks)	15	244
Westamerica Bancorp (Banks)	23	1,071
Westrock Coffee Co.* (Food Products)	25	254
Weyco Group, Inc. (Distributors)	5	147
Whitestone REIT (Retail REITs)	44	506
WideOpenWest, Inc.* (Media)	45	161
Willdan Group, Inc.* (Professional Services)	11	310
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	146
Winmark Corp. (Specialty Retail)	3	1,078
Winnebago Industries, Inc. (Automobiles)	25	1,539
WisdomTree, Inc. (Capital Markets)	124	1,104
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	70	752
Workhorse Group, Inc.* (Automobiles)	204	31
Workiva, Inc.* (Software)	45	3,546
World Acceptance Corp.* (Consumer Finance)	4	550
World Kinect Corp. (Oil, Gas & Consumable Fuels)	54	1,269
Worthington Enterprises, Inc. (Household Durables)	28	1,600
Worthington Steel, Inc. (Metals & Mining)	28	862
WSFS Financial Corp. (Banks)	54	2,307
WW International, Inc.* (Diversified Consumer Services)	49	89
X4 Pharmaceuticals, Inc.* (Biotechnology)	112	125
Xencor, Inc.* (Biotechnology)	52	1,089
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	95	1,318
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	119	208
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	105	1,395
XOMA Corp.* (Biotechnology)	7	177
Xometry, Inc.* - Class A (Trading Companies & Distributors)	30	536
XPEL, Inc.* (Automobile Components)	20	1,051
Xperi, Inc.* (Software)	39	410
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	21	268
Yelp, Inc.* (Interactive Media & Services)	60	2,413
Yext, Inc.* (Software)	96	527
Y-mAbs Therapeutics, Inc.* (Biotechnology)	33	502
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	52	575
Zeta Global Holdings Corp.* - Class A (Software)	126	1,557
Zevia PBC* - Class A (Beverages)	23	20
Zevra Therapeutics, Inc.* (Pharmaceuticals)	33	151
Ziff Davis, Inc.* (Interactive Media & Services)	41	2,055
Zimvie, Inc.* (Health Care Equipment & Supplies)	23	350
ZipRecruiter, Inc.* (Interactive Media & Services)	61	627
Zumiez, Inc.* (Specialty Retail)	14	241
Zuora, Inc.* - Class A (Software)	122	1,203
Zura Bio, Ltd.* (Biotechnology)	15	64
Zurn Elkay Water Solutions Corp. (Building Products)	133	4,160
Zymeworks, Inc.* (Biotechnology)	50	429
Zynex, Inc.* (Health Care Equipment & Supplies)	16	176
TOTAL COMMON STOCKS
(Cost $1,318,707)		2,217,003

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	98	18
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	56	–
TOTAL RIGHTS
(Cost $–)		18

Trust  (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		—

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(b)(c) (31.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,017,146	$1,017,000	$1,017,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,017,000)		1,017,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	18,390	$18,390
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,390)		18,390
TOTAL INVESTMENT SECURITIES
(Cost $2,354,097) - 99.5%		3,252,411
Net other assets (liabilities) - 0.5%		15,751
NET ASSETS - 100.0%		$3,268,162

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $16,749.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $118,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
NM	Not meaningful, amount is less than 0.05%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	6/24/24	$198,560	$(9,369)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/28/24	5.73%	$444,130	$(9,540)
Russell 2000 Index	UBS AG	5/28/24	5.68%	408,599	(8,776)
				$852,729	$(18,316)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Small-Cap ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$19,433	0.6%
Air Freight & Logistics	3,507	0.1%
Automobile Components	29,309	0.9%
Automobiles	1,684	0.1%
Banks	187,757	5.7%
Beverages	9,229	0.3%
Biotechnology	168,070	5.1%
Broadline Retail	1,906	0.1%
Building Products	46,148	1.4%
Capital Markets	31,683	1.0%
Chemicals	44,054	1.3%
Commercial Services & Supplies	36,036	1.1%
Communications Equipment	10,375	0.3%
Construction & Engineering	45,380	1.4%
Construction Materials	8,770	0.3%
Consumer Finance	16,664	0.5%
Consumer Staples Distribution & Retail	13,919	0.4%
Containers & Packaging	6,255	0.2%
Distributors	147	NM
Diversified Consumer Services	24,970	0.8%
Diversified REITs	12,726	0.4%
Diversified Telecommunication Services	10,006	0.3%
Electric Utilities	15,885	0.5%
Electrical Equipment	30,173	0.9%
Electronic Equipment, Instruments & Components	60,512	1.9%
Energy Equipment & Services	58,767	1.8%
Entertainment	9,100	0.3%
Financial Services	54,183	1.7%
Food Products	20,665	0.6%
Gas Utilities	20,891	0.6%
Ground Transportation	8,874	0.3%
Health Care Equipment & Supplies	59,723	1.8%
Health Care Providers & Services	55,242	1.7%
Health Care REITs	11,143	0.3%
Health Care Technology	7,568	0.2%
Hotel & Resort REITs	18,299	0.6%
Hotels, Restaurants & Leisure	47,759	1.5%
Household Durables	49,156	1.5%
Household Products	6,827	0.2%
Independent Power and Renewable Electricity Producers	3,889	0.1%
Industrial Conglomerates	468	NM
Industrial REITs	9,960	0.3%
Insurance	42,954	1.3%
Interactive Media & Services	13,899	0.4%
IT Services	9,768	0.3%
Leisure Products	9,134	0.3%
Life Sciences Tools & Services	4,959	0.2%
Machinery	80,317	2.5%
Marine Transportation	6,958	0.2%
Media	12,933	0.4%
Metals & Mining	43,739	1.3%
Mortgage REITs	23,514	0.7%
Multi-Utilities	9,355	0.3%
Office REITs	15,339	0.5%
Oil, Gas & Consumable Fuels	108,600	3.3%
Paper & Forest Products	2,733	0.1%
Passenger Airlines	8,185	0.2%
Personal Care Products	20,447	0.6%
Pharmaceuticals	36,003	1.1%
Professional Services	55,585	1.7%
Real Estate Management & Development	13,835	0.4%
Residential REITs	9,164	0.3%
Retail REITs	25,623	0.8%
Semiconductors & Semiconductor Equipment	68,205	2.1%
Software	132,317	4.0%
Specialized REITs	9,678	0.3%
Specialty Retail	60,166	1.8%
Technology Hardware, Storage & Peripherals	43,438	1.3%
Textiles, Apparel & Luxury Goods	11,748	0.4%
Tobacco	2,992	0.1%
Trading Companies & Distributors	47,405	1.4%
Water Utilities	8,741	0.3%
Wireless Telecommunication Services	2,175	0.1%
Other **	1,051,141	32.2%
Total	$3,268,162	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Machinery)	459	$1,538
A10 Networks, Inc. (Software)	127	1,659
AAR Corp.* (Aerospace & Defense)	32	2,212
ABM Industries, Inc. (Commercial Services & Supplies)	216	9,439
Academy Sports & Outdoors, Inc. (Specialty Retail)	255	14,866
Acadia Realty Trust (Retail REITs)	352	6,083
ACI Worldwide, Inc.* (Software)	138	4,706
AdaptHealth Corp.* (Health Care Providers & Services)	281	2,768
Addus HomeCare Corp.* (Health Care Providers & Services)	32	3,077
Adeia, Inc. (Software)	221	2,175
ADTRAN Holdings, Inc. (Communications Equipment)	244	1,069
Advance Auto Parts, Inc. (Specialty Retail)	203	14,814
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	49	4,696
AdvanSix, Inc. (Chemicals)	93	2,349
Agiliti, Inc.* (Health Care Providers & Services)	121	1,228
Air Lease Corp. (Trading Companies & Distributors)	280	14,067
Alaska Air Group, Inc.* (Passenger Airlines)	434	18,671
Albany International Corp. (Machinery)	56	4,466
Alexander & Baldwin, Inc. (Diversified REITs)	249	4,101
Alkermes PLC* (Biotechnology)	207	5,080
Allegiant Travel Co. (Passenger Airlines)	49	2,673
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	79	1,728
AMC Networks, Inc.* - Class A (Media)	105	1,115
American Assets Trust, Inc. (Diversified REITs)	168	3,587
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	402	2,951
American Equity Investment Life Holding Co. (Insurance)	73	4,096
American States Water Co. (Water Utilities)	60	4,250
American Woodmark Corp.* (Building Products)	24	2,210
Ameris Bancorp (Banks)	222	10,541
AMERISAFE, Inc. (Insurance)	38	1,733
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	60	3,599
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	380	1,847
Apogee Enterprises, Inc. (Building Products)	42	2,595
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	171	1,647
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	648	8,314
Arch Resources, Inc. (Metals & Mining)	20	3,176
Arcosa, Inc. (Construction & Engineering)	69	5,245
Arcus Biosciences, Inc.* (Biotechnology)	110	1,675
Armada Hoffler Properties, Inc. (Diversified REITs)	132	1,389
ARMOUR Residential REIT, Inc. (Mortgage REITs)	52	945
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	104	4,257
Artivion, Inc.* (Health Care Equipment & Supplies)	62	1,216
Asbury Automotive Group, Inc.* (Specialty Retail)	36	7,568
Assured Guaranty, Ltd. (Insurance)	75	5,753
Astec Industries, Inc. (Machinery)	78	3,260
Atlantic Union Bankshares Corp. (Banks)	307	9,753
ATN International, Inc. (Diversified Telecommunication Services)	35	668
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	160	2,893
Avista Corp. (Multi-Utilities)	266	9,571
Axos Financial, Inc.* (Banks)	64	3,239
B Riley Financial, Inc.(a) (Capital Markets)	57	1,961
B&G Foods, Inc. (Food Products)	270	2,997
Balchem Corp. (Chemicals)	49	6,929
Banc of California, Inc. (Banks)	477	6,530
BancFirst Corp. (Banks)	19	1,694
Bank of Hawaii Corp. (Banks)	82	4,649
BankUnited, Inc. (Banks)	256	6,843
Banner Corp. (Banks)	118	5,148
Barnes Group, Inc. (Machinery)	174	6,041
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	123	3,716
Berkshire Hills Bancorp, Inc. (Banks)	75	1,599
BGC Group, Inc. - Class A (Capital Markets)	559	4,377
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	49	859
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	80	2,607
BlackLine, Inc.* (Software)	58	3,367
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	592	10,443
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	152	3,920
Box, Inc.* - Class A (Software)	193	5,022
Brady Corp. - Class A (Commercial Services & Supplies)	54	3,186
Brandywine Realty Trust (Office REITs)	592	2,688
Bread Financial Holdings, Inc. (Consumer Finance)	170	6,275
Brightsphere Investment Group, Inc. (Capital Markets)	45	1,001
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	88	4,718
Bristow Group, Inc.* (Energy Equipment & Services)	83	2,184
Brookline Bancorp, Inc. (Banks)	306	2,540
Cable One, Inc. (Media)	16	6,301
Calavo Growers, Inc. (Food Products)	61	1,644
Caleres, Inc. (Specialty Retail)	115	4,235
California Water Service Group (Water Utilities)	119	5,845
Calix, Inc.* (Communications Equipment)	103	2,856
Capitol Federal Financial, Inc. (Banks)	427	2,037
CareTrust REIT, Inc. (Health Care REITs)	166	4,104
Cathay General Bancorp (Banks)	132	4,546
Centerspace (Residential REITs)	52	3,497
Central Garden & Pet Co.* (Household Products)	33	1,351
Central Garden & Pet Co.* - Class A (Household Products)	186	6,591
Central Pacific Financial Corp. (Banks)	93	1,854
Century Aluminum Co.* (Metals & Mining)	178	3,088

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	48	$3,807
Cerence, Inc.* (Software)	143	1,303
Certara, Inc.* (Health Care Technology)	155	2,652
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	46	932
Chatham Lodging Trust (Hotel & Resort REITs)	168	1,541
Chesapeake Utilities Corp. (Gas Utilities)	42	4,447
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	26	766
City Holding Co. (Banks)	20	2,020
Clearwater Paper Corp.* (Paper & Forest Products)	57	2,567
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	119	2,583
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	283	6,617
Cohen & Steers, Inc. (Capital Markets)	45	3,095
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	96	2,911
Community Bank System, Inc. (Banks)	183	7,909
Community Healthcare Trust, Inc. (Health Care REITs)	50	1,327
Compass Minerals International, Inc. (Metals & Mining)	116	1,444
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	155	1,559
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	256	1,106
Corcept Therapeutics, Inc.* (Pharmaceuticals)	109	2,542
Core Laboratories, Inc. (Energy Equipment & Services)	90	1,422
CoreCivic, Inc.* (Commercial Services & Supplies)	391	5,826
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	148	1,643
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	76	4,423
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	114	2,006
CSG Systems International, Inc. (Professional Services)	50	2,362
CTS Corp. (Electronic Equipment, Instruments & Components)	47	2,150
Cushman & Wakefield PLC* (Real Estate Management & Development)	578	5,578
CVB Financial Corp. (Banks)	455	7,435
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	45	1,367
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	340	2,043
Dana, Inc. (Automobile Components)	442	5,494
Deluxe Corp. (Commercial Services & Supplies)	150	2,963
Designer Brands, Inc. - Class A (Specialty Retail)	147	1,366
Digi International, Inc.* (Communications Equipment)	125	3,833
Dime Community Bancshares, Inc. (Banks)	120	2,184
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	30	1,323
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	62	4,527
DNOW, Inc.* (Trading Companies & Distributors)	366	5,164
Dorman Products, Inc.* (Automobile Components)	30	2,624
Douglas Emmett, Inc. (Office REITs)	573	7,856
Dril-Quip, Inc.* (Energy Equipment & Services)	118	2,145
DXC Technology Co.* (IT Services)	629	12,259
DXP Enterprises, Inc.* (Trading Companies & Distributors)	46	2,243
Dycom Industries, Inc.* (Construction & Engineering)	101	14,142
Eagle Bancorp, Inc. (Banks)	103	1,904
Easterly Government Properties, Inc. (Office REITs)	327	3,823
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	414	6,619
Edgewell Personal Care Co. (Personal Care Products)	172	6,470
Elme Communities (Residential REITs)	302	4,578
Embecta Corp. (Health Care Equipment & Supplies)	198	2,006
Employers Holdings, Inc. (Insurance)	88	3,748
Encore Capital Group, Inc.* (Consumer Finance)	81	3,328
Energizer Holdings, Inc. (Household Products)	124	3,561
Enerpac Tool Group Corp. (Machinery)	61	2,173
Enhabit, Inc.* (Health Care Providers & Services)	172	1,735
Enova International, Inc.* (Consumer Finance)	100	6,053
Enpro, Inc. (Machinery)	40	6,005
Envestnet, Inc.* (Software)	99	6,144
Enviri Corp.* (Commercial Services & Supplies)	274	2,132
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	36	2,768
Essential Properties Realty Trust, Inc. (Diversified REITs)	257	6,769
Ethan Allen Interiors, Inc. (Household Durables)	46	1,299
Extreme Networks, Inc.* (Communications Equipment)	177	1,982
EZCORP, Inc.* - Class A (Consumer Finance)	179	1,965
FB Financial Corp. (Banks)	121	4,435
First Bancorp (Banks)	141	4,288
First Commonwealth Financial Corp. (Banks)	189	2,493
First Financial Bancorp (Banks)	327	7,230
First Hawaiian, Inc. (Banks)	439	9,259
Foot Locker, Inc. (Specialty Retail)	282	5,879
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	305	11,161
Forward Air Corp. (Air Freight & Logistics)	106	2,334
Four Corners Property Trust, Inc. (Specialized REITs)	174	4,080
Fox Factory Holding Corp.* (Automobile Components)	90	3,503

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	282	$3,522
Fresh Del Monte Produce, Inc. (Food Products)	116	2,966
Fulgent Genetics, Inc.* (Health Care Providers & Services)	69	1,404
Fulton Financial Corp. (Banks)	620	10,261
Gentherm, Inc.* (Automobile Components)	61	3,085
Genworth Financial, Inc.* (Insurance)	1,551	9,197
Getty Realty Corp. (Retail REITs)	96	2,602
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	140	3,941
Global Net Lease, Inc. (Diversified REITs)	672	4,670
Gogo, Inc.* (Wireless Telecommunication Services)	113	1,024
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	29	929
Granite Construction, Inc. (Construction & Engineering)	74	4,107
Green Dot Corp.* - Class A (Consumer Finance)	155	1,356
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	221	4,568
Griffon Corp. (Building Products)	42	2,752
H.B. Fuller Co. (Chemicals)	95	7,098
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,204	5,490
Hanmi Financial Corp. (Banks)	104	1,591
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	382	9,554
Harmonic, Inc.* (Communications Equipment)	178	1,912
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	64	1,978
Haverty Furniture Cos., Inc. (Specialty Retail)	46	1,417
Haynes International, Inc. (Metals & Mining)	19	1,143
Hayward Holdings, Inc.* (Building Products)	434	5,894
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	254	2,697
HealthStream, Inc. (Health Care Technology)	39	1,005
Heartland Express, Inc. (Ground Transportation)	71	706
Heidrick & Struggles International, Inc. (Professional Services)	69	2,034
Helmerich & Payne, Inc. (Energy Equipment & Services)	156	6,135
Heritage Financial Corp. (Banks)	120	2,129
Hibbett, Inc. (Specialty Retail)	40	3,450
Highwoods Properties, Inc. (Office REITs)	363	9,510
Hillenbrand, Inc. (Machinery)	241	11,502
Hilltop Holdings, Inc. (Banks)	159	4,652
HNI Corp. (Commercial Services & Supplies)	64	2,685
Hope Bancorp, Inc. (Banks)	413	4,138
Horace Mann Educators Corp. (Insurance)	140	5,160
Hub Group, Inc. - Class A (Air Freight & Logistics)	214	8,607
Hudson Pacific Properties, Inc. (Office REITs)	435	2,523
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	101	3,917
ICU Medical, Inc.* (Health Care Equipment & Supplies)	70	6,855
Inari Medical, Inc.* (Health Care Equipment & Supplies)	76	2,838
Independent Bank Corp. (Banks)	147	7,385
Independent Bank Group, Inc. (Banks)	123	4,581
Ingevity Corp.* (Chemicals)	116	5,932
Innospec, Inc. (Chemicals)	32	3,840
Innovative Industrial Properties, Inc. (Industrial REITs)	43	4,446
Innoviva, Inc.* (Pharmaceuticals)	97	1,466
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	33	6,025
Insteel Industries, Inc. (Building Products)	25	803
Interface, Inc. (Commercial Services & Supplies)	200	3,058
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	203	1,573
Itron, Inc.* (Electronic Equipment, Instruments & Components)	80	7,370
Jackson Financial, Inc. - Class A (Financial Services)	243	16,602
JBG SMITH Properties (Office REITs)	299	4,488
JetBlue Airways Corp.* (Passenger Airlines)	1,146	6,509
John B Sanfilippo & Son, Inc. (Food Products)	15	1,496
John Bean Technologies Corp. (Machinery)	44	3,920
John Wiley & Sons, Inc. - Class A (Media)	145	5,447
Kaiser Aluminum Corp. (Metals & Mining)	55	4,977
Kelly Services, Inc. - Class A (Professional Services)	110	2,523
Kennametal, Inc. (Machinery)	273	6,424
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	407	3,496
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	200	1,882
Knowles Corp.* (Electronic Equipment, Instruments & Components)	181	2,865
Kohl's Corp. (Broadline Retail)	381	9,121
Koppers Holdings, Inc. (Chemicals)	33	1,692
Korn Ferry (Professional Services)	76	4,615
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	72	3,332
Lakeland Financial Corp. (Banks)	46	2,703
La-Z-Boy, Inc. (Household Durables)	68	2,233
LCI Industries (Automobile Components)	32	3,327
Leslie's, Inc.* (Specialty Retail)	634	2,492
LGI Homes, Inc.* (Household Durables)	28	2,518
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	56	3,914
Lincoln National Corp. (Insurance)	583	15,898
Lindsay Corp. (Machinery)	19	2,207
LTC Properties, Inc. (Health Care REITs)	81	2,681
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,469	4,128
LXP Industrial Trust (Industrial REITs)	1,006	8,400
Marcus & Millichap, Inc. (Real Estate Management & Development)	48	1,520
MarineMax, Inc.* (Specialty Retail)	70	1,727

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Marten Transport, Ltd. (Ground Transportation)	105	$1,777
Masterbrand, Inc.* (Building Products)	436	7,268
Mativ Holdings, Inc. (Chemicals)	186	3,396
Matthews International Corp. - Class A (Commercial Services & Supplies)	38	1,025
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	97	2,017
Medical Properties Trust, Inc.(a) (Health Care REITs)	2,060	9,475
Medifast, Inc. (Personal Care Products)	37	1,019
Mercer International, Inc. (Paper & Forest Products)	151	1,530
Mercury General Corp. (Insurance)	91	4,756
Mercury Systems, Inc.* (Aerospace & Defense)	180	5,076
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	81	6,003
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	18	1,909
Metallus, Inc.* (Metals & Mining)	57	1,172
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	122	1,487
MGE Energy, Inc. (Electric Utilities)	56	4,386
MGP Ingredients, Inc. (Beverages)	23	1,804
Middlesex Water Co. (Water Utilities)	33	1,674
MillerKnoll, Inc. (Commercial Services & Supplies)	250	6,358
Minerals Technologies, Inc. (Chemicals)	56	4,082
Mister Car Wash, Inc.* (Diversified Consumer Services)	169	1,131
Moelis & Co. - Class A (Capital Markets)	105	5,153
Monro, Inc. (Specialty Retail)	103	2,807
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	54	1,375
Mr. Cooper Group, Inc.* (Financial Services)	222	17,138
Myers Industries, Inc. (Containers & Packaging)	65	1,424
Myriad Genetics, Inc.* (Biotechnology)	155	3,033
N-able, Inc.* (Software)	86	1,054
Nabors Industries, Ltd.* (Energy Equipment & Services)	31	2,233
National Bank Holdings Corp. - Class A (Banks)	130	4,255
National Beverage Corp.* (Beverages)	36	1,602
National HealthCare Corp. (Health Care Providers & Services)	25	2,272
National Presto Industries, Inc. (Aerospace & Defense)	10	820
National Vision Holdings, Inc.* (Specialty Retail)	269	4,686
Navient Corp. (Consumer Finance)	282	4,236
NBT Bancorp, Inc. (Banks)	162	5,672
NCR Atleos Corp.* (Financial Services)	230	4,584
NCR Voyix Corp.* (Software)	461	5,647
NetScout Systems, Inc.* (Communications Equipment)	244	4,699
New York Mortgage Trust, Inc. (Mortgage REITs)	1	5
Newell Brands, Inc. (Household Durables)	1,310	10,402
NexPoint Residential Trust, Inc. (Residential REITs)	79	2,705
NMI Holdings, Inc.* - Class A (Financial Services)	98	3,024
Northfield Bancorp, Inc. (Banks)	135	1,126
Northwest Bancshares, Inc. (Banks)	437	4,632
Northwest Natural Holding Co. (Gas Utilities)	126	4,806
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	170	1,999
NV5 Global, Inc.* (Professional Services)	44	4,103
O-I Glass, Inc.* (Containers & Packaging)	532	7,959
Olympic Steel, Inc. (Metals & Mining)	17	1,081
Omnicell, Inc.* (Health Care Equipment & Supplies)	156	4,182
OPENLANE, Inc.* (Commercial Services & Supplies)	371	6,374
Organon & Co. (Pharmaceuticals)	879	16,358
Outfront Media, Inc. (Specialized REITs)	290	4,599
Owens & Minor, Inc.* (Health Care Providers & Services)	263	6,507
Pacific Premier Bancorp, Inc. (Banks)	330	7,095
Pacira BioSciences, Inc.* (Pharmaceuticals)	160	4,200
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	60	3,701
Park National Corp. (Banks)	29	3,820
Patterson Cos., Inc. (Health Care Providers & Services)	284	7,233
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	497	5,378
Payoneer Global, Inc.* (Financial Services)	537	2,653
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	39	2,417
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	208	4,564
Pebblebrook Hotel Trust (Hotel & Resort REITs)	414	6,015
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	285	2,528
PennyMac Mortgage Investment Trust (Mortgage REITs)	298	4,127
Perdoceo Education Corp. (Diversified Consumer Services)	99	1,812
Perficient, Inc.* (IT Services)	47	2,221
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	70	1,169
Phillips Edison & Co., Inc. (Retail REITs)	206	6,736
Phinia, Inc. (Automobile Components)	161	6,279
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	65	1,782
Piper Sandler Cos. (Capital Markets)	27	5,286
Pitney Bowes, Inc. (Commercial Services & Supplies)	527	2,245
PJT Partners, Inc. - Class A (Capital Markets)	33	3,118
Plexus Corp.* (Electronic Equipment, Instruments & Components)	53	5,354
PRA Group, Inc.* (Consumer Finance)	135	3,212
Premier, Inc. - Class A (Health Care Providers & Services)	412	8,603
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	89	6,387
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	86	6,930
ProAssurance Corp.* (Insurance)	175	2,338
ProPetro Holding Corp.* (Energy Equipment & Services)	292	2,546

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Proto Labs, Inc.* (Machinery)	31	$945
Provident Financial Services, Inc. (Banks)	260	3,817
Quaker Chemical Corp. (Chemicals)	23	4,290
Quanex Building Products Corp. (Building Products)	35	1,163
QuinStreet, Inc.* (Interactive Media & Services)	179	3,239
Radian Group, Inc. (Financial Services)	237	7,079
Ready Capital Corp. (Mortgage REITs)	544	4,635
REGENXBIO, Inc.* (Biotechnology)	79	1,213
Renasant Corp. (Banks)	193	5,609
Resideo Technologies, Inc.* (Building Products)	502	9,803
Resources Connection, Inc. (Professional Services)	109	1,204
Retail Opportunity Investments Corp. (Retail REITs)	433	5,313
Rogers Corp.* (Electronic Equipment, Instruments & Components)	19	2,263
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	116	5,095
RXO, Inc.* (Ground Transportation)	217	4,103
S&T Bancorp, Inc. (Banks)	62	1,869
Sabre Corp.* (Hotels, Restaurants & Leisure)	613	1,759
Safehold, Inc. (Specialized REITs)	154	2,809
Safety Insurance Group, Inc. (Insurance)	51	4,058
Sally Beauty Holdings, Inc.* (Specialty Retail)	361	3,917
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	192	11,648
Saul Centers, Inc. (Retail REITs)	23	837
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	87	3,621
Scholastic Corp. (Media)	90	3,206
Schrodinger, Inc.* (Health Care Technology)	83	2,024
Seacoast Banking Corp. of Florida (Banks)	290	6,690
Sealed Air Corp. (Containers & Packaging)	298	9,380
Select Medical Holdings Corp. (Health Care Providers & Services)	361	10,241
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	122	4,590
Sensient Technologies Corp. (Chemicals)	83	6,077
Service Properties Trust (Hotel & Resort REITs)	570	3,494
ServisFirst Bancshares, Inc. (Banks)	91	5,365
Shoe Carnival, Inc. (Specialty Retail)	62	2,073
Shutterstock, Inc. (Interactive Media & Services)	40	1,708
Simmons First National Corp. - Class A (Banks)	430	7,349
Simulations Plus, Inc. (Health Care Technology)	23	1,043
SITE Centers Corp. (Retail REITs)	328	4,425
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	25	2,228
SJW Group (Water Utilities)	57	3,104
SkyWest, Inc.* (Passenger Airlines)	65	4,747
SL Green Realty Corp. (Office REITs)	223	11,111
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	105	1,918
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	119	6,978
Sonic Automotive, Inc. - Class A (Specialty Retail)	51	2,950
Sonos, Inc.* (Household Durables)	426	7,199
Southside Bancshares, Inc. (Banks)	60	1,600
SpartanNash Co. (Consumer Staples Distribution & Retail)	119	2,272
Sprinklr, Inc.* - Class A (Software)	407	4,758
STAAR Surgical Co.* (Health Care Equipment & Supplies)	65	2,987
Standard Motor Products, Inc. (Automobile Components)	64	2,054
Stellar Bancorp, Inc. (Banks)	161	3,574
Stepan Co. (Chemicals)	73	6,058
Stewart Information Services Corp. (Insurance)	94	5,829
StoneX Group, Inc.* (Capital Markets)	93	6,752
Strategic Education, Inc. (Diversified Consumer Services)	44	5,052
Sturm Ruger & Co., Inc. (Leisure Products)	61	2,820
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	181	1,088
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	74	985
SunCoke Energy, Inc. (Metals & Mining)	288	2,969
SunPower Corp.*(a) (Electrical Equipment)	295	608
Sunrun, Inc.* (Electrical Equipment)	749	7,707
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	113	3,401
Sylvamo Corp. (Paper & Forest Products)	121	7,562
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	463	6,102
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	121	4,439
TechTarget, Inc.* (Media)	37	1,018
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	169	2,645
The Andersons, Inc. (Consumer Staples Distribution & Retail)	51	2,802
The Buckle, Inc. (Specialty Retail)	38	1,421
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	87	3,003
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	121	4,003
The GEO Group, Inc.* (Commercial Services & Supplies)	420	6,241
The Greenbrier Cos., Inc. (Machinery)	107	5,285
The Hain Celestial Group, Inc.* (Food Products)	309	1,897
The Macerich Co. (Retail REITs)	743	10,223
The Marcus Corp. (Entertainment)	40	522
The ODP Corp.* (Specialty Retail)	114	5,804
The Simply Good Foods Co.* (Food Products)	116	4,228
Thryv Holdings, Inc.* (Media)	106	2,439
Titan International, Inc.* (Machinery)	174	1,917
Tompkins Financial Corp. (Banks)	43	1,891
Tootsie Roll Industries, Inc. (Food Products)	24	713
Topgolf Callaway Brands Corp.* (Leisure Products)	489	7,834
TreeHouse Foods, Inc.* (Food Products)	173	6,496

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tri Pointe Homes, Inc.* (Household Durables)	130	$4,791
Trinity Industries, Inc. (Machinery)	141	3,669
Triumph Group, Inc.* (Aerospace & Defense)	264	3,527
Trupanion, Inc.*(a) (Insurance)	64	1,440
TrustCo Bank Corp. (Banks)	65	1,730
Trustmark Corp. (Banks)	210	6,216
TTEC Holdings, Inc. (Professional Services)	65	473
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	352	5,255
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	23	2,335
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	265	4,089
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	154	6,442
UniFirst Corp. (Commercial Services & Supplies)	31	4,964
United Community Banks, Inc. (Banks)	409	10,319
United Fire Group, Inc. (Insurance)	73	1,613
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	204	1,822
Uniti Group, Inc. (Specialized REITs)	394	2,266
Unitil Corp. (Multi-Utilities)	30	1,528
Universal Corp. (Tobacco)	84	4,320
Universal Health Realty Income Trust (Health Care REITs)	23	829
Upbound Group, Inc. (Specialty Retail)	67	2,078
Urban Edge Properties (Retail REITs)	166	2,777
USANA Health Sciences, Inc.* (Personal Care Products)	38	1,578
Varex Imaging Corp.* (Health Care Equipment & Supplies)	140	2,275
Vector Group, Ltd. (Tobacco)	251	2,598
Veris Residential, Inc. (Residential REITs)	165	2,378
Veritex Holdings, Inc. (Banks)	187	3,643
Vestis Corp. (Commercial Services & Supplies)	212	3,905
VF Corp. (Textiles, Apparel & Luxury Goods)	1,136	14,155
Viasat, Inc.* (Communications Equipment)	259	4,121
Viavi Solutions, Inc.* (Communications Equipment)	765	6,043
Vicor Corp.* (Electrical Equipment)	36	1,166
Victoria's Secret & Co.* (Specialty Retail)	266	4,687
Vir Biotechnology, Inc.* (Biotechnology)	296	2,504
Virtus Investment Partners, Inc. (Capital Markets)	9	1,974
Vista Outdoor, Inc.* (Leisure Products)	200	7,018
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	44	2,333
Wabash National Corp. (Machinery)	156	3,605
WaFd, Inc. (Banks)	234	6,339
Walker & Dunlop, Inc. (Financial Services)	66	6,048
Westamerica Bancorp (Banks)	36	1,676
Whitestone REIT (Retail REITs)	83	955
Winnebago Industries, Inc. (Automobiles)	44	2,710
WK Kellogg Co. (Food Products)	226	5,275
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	273	2,932
World Kinect Corp. (Oil, Gas & Consumable Fuels)	207	4,865
Worthington Enterprises, Inc. (Household Durables)	33	1,886
Worthington Steel, Inc. (Metals & Mining)	32	985
WSFS Financial Corp. (Banks)	114	4,871
Xencor, Inc.* (Biotechnology)	100	2,094
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	148	2,053
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	389	5,170
Xperi, Inc.* (Software)	75	788
TOTAL COMMON STOCKS
(Cost $1,487,295)		1,891,598

Collateral for Securities Loaned(b) (1.0%)
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(c)	19,545	19,545
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,545)		19,545
TOTAL INVESTMENT SECURITIES
(Cost $1,506,840) - 101.0%		1,911,143
Net other assets (liabilities) - (1.0)%		(19,239)
NET ASSETS - 100.0%		$1,891,904

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $18,191.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
REIT	Real Estate Investment Trust

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Small-Cap Value ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$11,635	0.6%
Air Freight & Logistics	10,941	0.6%
Automobile Components	29,317	1.5%
Automobiles	2,709	0.1%
Banks	246,728	13.0%
Beverages	3,406	0.2%
Biotechnology	17,172	0.9%
Broadline Retail	9,121	0.5%
Building Products	32,488	1.7%
Capital Markets	36,974	2.0%
Chemicals	51,743	2.7%
Commercial Services & Supplies	63,097	3.3%
Communications Equipment	26,515	1.4%
Construction & Engineering	23,494	1.2%
Consumer Finance	26,425	1.4%
Consumer Staples Distribution & Retail	17,829	0.9%
Containers & Packaging	18,763	1.0%
Diversified Consumer Services	7,995	0.4%
Diversified REITs	20,516	1.1%
Diversified Telecommunication Services	12,522	0.7%
Electric Utilities	4,386	0.2%
Electrical Equipment	9,481	0.5%
Electronic Equipment, Instruments & Components	61,635	3.3%
Energy Equipment & Services	26,132	1.4%
Entertainment	522	NM
Financial Services	57,128	3.0%
Food Products	27,712	1.5%
Gas Utilities	9,253	0.5%
Ground Transportation	6,586	0.3%
Health Care Equipment & Supplies	35,694	1.9%
Health Care Providers & Services	55,536	2.9%
Health Care REITs	18,416	1.0%
Health Care Technology	6,724	0.4%
Hotel & Resort REITs	14,191	0.8%
Hotels, Restaurants & Leisure	27,149	1.4%
Household Durables	34,135	1.8%
Household Products	11,503	0.6%
Independent Power and Renewable Electricity Producers	9,200	0.5%
Industrial REITs	12,846	0.7%
Insurance	65,619	3.5%
Interactive Media & Services	4,946	0.3%
IT Services	14,480	0.8%
Leisure Products	17,672	0.9%
Life Sciences Tools & Services	15,972	0.8%
Machinery	62,956	3.3%
Media	19,527	1.0%
Metals & Mining	20,035	1.1%
Mortgage REITs	45,074	2.4%
Multi-Utilities	11,099	0.6%
Office REITs	42,000	2.2%
Oil, Gas & Consumable Fuels	25,358	1.3%
Paper & Forest Products	11,659	0.6%
Passenger Airlines	33,585	1.8%
Personal Care Products	11,066	0.6%
Pharmaceuticals	41,415	2.2%
Professional Services	17,314	0.9%
Real Estate Management & Development	12,441	0.7%
Residential REITs	13,158	0.7%
Retail REITs	39,951	2.1%
Semiconductors & Semiconductor Equipment	43,302	2.3%
Software	36,623	1.9%
Specialized REITs	13,754	0.7%
Specialty Retail	88,238	4.7%
Technology Hardware, Storage & Peripherals	6,813	0.4%
Textiles, Apparel & Luxury Goods	27,893	1.5%
Tobacco	6,918	0.4%
Trading Companies & Distributors	26,569	1.4%
Water Utilities	14,873	0.8%
Wireless Telecommunication Services	3,669	0.2%
Other **	306	NM
Total	$1,891,904	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (80.0%)

	Shares	Value
Accenture PLC - Class A (IT Services)	4,500	$1,354,095
Adobe, Inc.* (Software)	3,243	1,500,958
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,595	1,836,416
Akamai Technologies, Inc.* (IT Services)	1,083	109,307
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	4,305	519,916
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,558	713,770
ANSYS, Inc.* (Software)	624	202,725
Apple, Inc. (Technology Hardware, Storage & Peripherals)	76,627	13,051,877
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,973	1,186,536
Arista Networks, Inc.* (Communications Equipment)	1,809	464,117
Autodesk, Inc.* (Software)	1,535	326,725
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,323	3,020,527
Cadence Design Systems, Inc.* (Software)	1,952	538,030
CDW Corp. (Electronic Equipment, Instruments & Components)	961	232,427
Cisco Systems, Inc. (Communications Equipment)	29,163	1,370,077
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,574	234,740
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,511	183,957
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	974	105,932
EPAM Systems, Inc.* (IT Services)	414	97,398
F5, Inc.* (Communications Equipment)	422	69,761
Fair Isaac Corp.* (Software)	178	201,733
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	767	135,222
Fortinet, Inc.* (Software)	4,574	288,985
Gartner, Inc.* (IT Services)	559	230,638
Gen Digital, Inc. (Software)	4,024	81,043
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	9,330	158,610
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,259	175,815
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,333	924,247
International Business Machines Corp. (IT Services)	6,567	1,091,435
Intuit, Inc. (Software)	2,009	1,256,871
Jabil, Inc. (Electronic Equipment, Instruments & Components)	915	107,384
Juniper Networks, Inc. (Communications Equipment)	2,311	80,469
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,254	185,517
KLA Corp. (Semiconductors & Semiconductor Equipment)	970	668,611
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	941	841,640
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,878	356,698
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,922	894,869
Microsoft Corp. (Software)	37,098	14,443,363
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	345	230,919
Motorola Solutions, Inc. (Communications Equipment)	1,191	403,928
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,479	151,169
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,390	2,929,028
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,850	473,952
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,068	215,251
Oracle Corp. (Software)	11,442	1,301,528
Palo Alto Networks, Inc.* (Software)	2,263	658,284
PTC, Inc.* (Software)	858	152,244
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	693	80,970
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,010	1,328,459
Roper Technologies, Inc. (Software)	767	392,290
Salesforce, Inc. (Software)	6,947	1,868,326
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,399	120,188
ServiceNow, Inc.* (Software)	1,471	1,019,888
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,150	122,579
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	361	310,027
Synopsys, Inc.* (Software)	1,094	580,465
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,216	313,520
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	338	128,940
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,097	127,603
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,526	1,151,317
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,786	107,285
Tyler Technologies, Inc.* (Software)	303	139,850
VeriSign, Inc.* (IT Services)	633	107,281
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,327	164,821
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	368	115,758
TOTAL COMMON STOCKS
(Cost $33,521,868)		63,938,311

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $17,238,480	$17,236,000	$17,236,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,236,000)		17,236,000
TOTAL INVESTMENT SECURITIES
(Cost $50,757,868) - 101.5%		81,174,311
Net other assets (liabilities) - (1.5)%		(1,185,658)
NET ASSETS - 100.0%		$79,988,653

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $10,809,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$30,398,703	$(189,185)
S&P Technology Select Sector Index	UBS AG	5/23/24	5.93%	26,054,619	(140,196)
				$56,453,322	$(329,381)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Communications Equipment	$2,388,352	3.0%
Electronic Equipment, Instruments & Components	1,894,704	2.4%
IT Services	3,224,894	4.0%
Semiconductors & Semiconductor Equipment	17,344,546	21.7%
Software	24,953,308	31.2%
Technology Hardware, Storage & Peripherals	14,132,507	17.7%
Other **	16,050,342	20.0%
Total	$79,988,653	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b) (91.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $6,329,911	$6,329,000	$6,329,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,329,000)		6,329,000
TOTAL INVESTMENT SECURITIES
(Cost $6,329,000) - 91.6%		6,329,000
Net other assets (liabilities) - 8.4%		584,048
NET ASSETS - 100.0%		$6,913,048

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,908,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	6/24/24	$(760,050)	$12,070

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/24	(5.68)%	$(6,329,862)	$91,827
S&P 500	UBS AG	5/28/24	(5.58)%	(6,757,896)	108,826
				$(13,087,758)	$200,653

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (75.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,174	$113,303
A.O. Smith Corp. (Building Products)	260	21,538
Abbott Laboratories (Health Care Equipment & Supplies)	3,691	391,135
AbbVie, Inc. (Biotechnology)	3,753	610,387
Accenture PLC - Class A (IT Services)	1,332	400,811
Adobe, Inc.* (Software)	961	444,780
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,435	544,035
Aflac, Inc. (Insurance)	1,119	93,604
Agilent Technologies, Inc. (Life Sciences Tools & Services)	623	85,376
Air Products and Chemicals, Inc. (Chemicals)	474	112,025
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	926	146,836
Akamai Technologies, Inc.* (IT Services)	321	32,399
Albemarle Corp. (Chemicals)	249	29,957
Alexandria Real Estate Equities, Inc. (Office REITs)	335	38,817
Align Technology, Inc.* (Health Care Equipment & Supplies)	152	42,922
Allegion PLC (Building Products)	186	22,610
Alliant Energy Corp. (Electric Utilities)	542	26,992
Alphabet, Inc.* - Class A (Interactive Media & Services)	12,528	2,039,307
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,489	1,726,909
Altria Group, Inc. (Tobacco)	3,749	164,244
Amazon.com, Inc.* (Broadline Retail)	19,433	3,400,775
Amcor PLC (Containers & Packaging)	3,075	27,491
Ameren Corp. (Multi-Utilities)	559	41,293
American Airlines Group, Inc.* (Passenger Airlines)	1,392	18,806
American Electric Power Co., Inc. (Electric Utilities)	1,118	96,182
American Express Co. (Consumer Finance)	1,215	284,347
American International Group, Inc. (Insurance)	1,493	112,438
American Tower Corp. (Specialized REITs)	991	170,015
American Water Works Co., Inc. (Water Utilities)	413	50,518
Ameriprise Financial, Inc. (Capital Markets)	213	87,711
AMETEK, Inc. (Electrical Equipment)	492	85,933
Amgen, Inc. (Biotechnology)	1,138	311,744
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,276	154,102
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,055	211,644
ANSYS, Inc.* (Software)	184	59,778
Aon PLC - Class A (Insurance)	425	119,854
APA Corp. (Oil, Gas & Consumable Fuels)	645	20,279
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,859	5,256,213
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,769	351,412
Aptiv PLC* (Automobile Components)	593	42,103
Arch Capital Group, Ltd.* (Insurance)	788	73,710
Archer-Daniels-Midland Co. (Food Products)	1,134	66,520
Arista Networks, Inc.* (Communications Equipment)	537	137,773
Arthur J. Gallagher & Co. (Insurance)	460	107,957
Assurant, Inc. (Insurance)	111	19,358
AT&T, Inc. (Diversified Telecommunication Services)	15,203	256,779
Atmos Energy Corp. (Gas Utilities)	321	37,846
Autodesk, Inc.* (Software)	454	96,634
Automatic Data Processing, Inc. (Professional Services)	874	211,411
AutoZone, Inc.* (Specialty Retail)	37	109,387
AvalonBay Communities, Inc. (Residential REITs)	301	57,060
Avery Dennison Corp. (Containers & Packaging)	171	37,155
Axon Enterprise, Inc.* (Aerospace & Defense)	151	47,363
Baker Hughes Co. (Energy Equipment & Services)	2,129	69,448
Ball Corp. (Containers & Packaging)	671	46,681
Bank of America Corp. (Banks)	14,636	541,677
Bath & Body Works, Inc. (Specialty Retail)	481	21,847
Baxter International, Inc. (Health Care Equipment & Supplies)	1,079	43,559
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	613	143,810
Berkshire Hathaway, Inc.* - Class B (Financial Services)	3,868	1,534,551
Best Buy Co., Inc. (Specialty Retail)	407	29,971
Biogen, Inc.* (Biotechnology)	309	66,379
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	44	11,869
Bio-Techne Corp. (Life Sciences Tools & Services)	334	21,112
BlackRock, Inc. (Capital Markets)	298	224,883
Blackstone, Inc. (Capital Markets)	1,529	178,297
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	73	251,998
BorgWarner, Inc. (Automobile Components)	490	16,057
Boston Properties, Inc. (Office REITs)	308	19,062
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,115	223,875
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,326	190,084
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	936	1,217,053
Broadridge Financial Solutions, Inc. (Professional Services)	250	48,353
Brown & Brown, Inc. (Insurance)	503	41,015
Brown-Forman Corp. - Class B (Beverages)	384	18,374
Builders FirstSource, Inc.* (Building Products)	262	47,899
Bunge Global SA (Food Products)	310	31,546
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	247	17,537
Cadence Design Systems, Inc.* (Software)	579	159,590
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	16,441
Camden Property Trust (Residential REITs)	227	22,627
Campbell Soup Co. (Food Products)	418	19,107
Capital One Financial Corp. (Consumer Finance)	808	115,891

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cardinal Health, Inc. (Health Care Providers & Services)	518	$53,375
CarMax, Inc.* (Specialty Retail)	336	22,838
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,142	31,744
Carrier Global Corp. (Building Products)	1,775	109,145
Catalent, Inc.* (Pharmaceuticals)	384	21,446
Caterpillar, Inc. (Machinery)	1,082	362,004
Cboe Global Markets, Inc. (Capital Markets)	224	40,578
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	631	54,828
CDW Corp. (Electronic Equipment, Instruments & Components)	286	69,172
Celanese Corp. (Chemicals)	213	32,719
Cencora, Inc. (Health Care Providers & Services)	352	84,146
Centene Corp.* (Health Care Providers & Services)	1,137	83,069
CenterPoint Energy, Inc. (Multi-Utilities)	1,344	39,164
CF Industries Holdings, Inc. (Chemicals)	405	31,983
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	110	25,190
Charter Communications, Inc.* - Class A (Media)	210	53,747
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,688	594,764
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	58	183,257
Chubb, Ltd. (Insurance)	862	214,329
Church & Dwight Co., Inc. (Household Products)	523	56,426
Cincinnati Financial Corp. (Insurance)	334	38,640
Cintas Corp. (Commercial Services & Supplies)	184	121,135
Cisco Systems, Inc. (Communications Equipment)	8,638	405,813
Citigroup, Inc. (Banks)	4,047	248,203
Citizens Financial Group, Inc. (Banks)	993	33,871
CME Group, Inc. (Capital Markets)	765	160,375
CMS Energy Corp. (Multi-Utilities)	625	37,881
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,059	69,555
Colgate-Palmolive Co. (Household Products)	1,750	160,860
Comcast Corp. - Class A (Media)	8,424	321,039
Comerica, Inc. (Banks)	280	14,048
Conagra Brands, Inc. (Food Products)	1,017	31,303
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,504	314,552
Consolidated Edison, Inc. (Multi-Utilities)	734	69,290
Constellation Brands, Inc. - Class A (Beverages)	342	86,683
Constellation Energy Corp. (Electric Utilities)	680	126,439
Copart, Inc.* (Commercial Services & Supplies)	1,858	100,908
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,632	54,476
Corpay, Inc.* (Software)	154	46,530
Corteva, Inc. (Chemicals)	1,492	80,762
CoStar Group, Inc.* (Real Estate Management & Development)	869	79,539
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	943	681,694
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,600	43,776
Crown Castle, Inc. (Specialized REITs)	922	86,465
CSX Corp. (Ground Transportation)	4,203	139,624
Cummins, Inc. (Machinery)	289	81,640
CVS Health Corp. (Health Care Providers & Services)	2,675	181,124
D.R. Horton, Inc. (Household Durables)	634	90,338
Danaher Corp. (Life Sciences Tools & Services)	1,397	344,528
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	253	38,813
DaVita, Inc.* (Health Care Providers & Services)	115	15,986
Dayforce, Inc.* (Professional Services)	332	20,375
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	53	43,379
Deere & Co. (Machinery)	554	216,841
Delta Air Lines, Inc. (Passenger Airlines)	1,361	68,145
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,362	69,707
Dexcom, Inc.* (Health Care Equipment & Supplies)	818	104,205
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	380	76,429
Digital Realty Trust, Inc. (Specialized REITs)	643	89,236
Discover Financial Services (Consumer Finance)	532	67,420
Dollar General Corp. (Consumer Staples Distribution & Retail)	466	64,863
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	440	52,030
Dominion Energy, Inc. (Multi-Utilities)	1,780	90,744
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	73	38,637
Dover Corp. (Machinery)	298	53,431
Dow, Inc. (Chemicals)	1,493	84,952
DTE Energy Co. (Multi-Utilities)	438	48,320
Duke Energy Corp. (Electric Utilities)	1,640	161,146
DuPont de Nemours, Inc. (Chemicals)	915	66,338
Eastman Chemical Co. (Chemicals)	249	23,516
Eaton Corp. PLC (Electrical Equipment)	850	270,521
eBay, Inc. (Broadline Retail)	1,103	56,849
Ecolab, Inc. (Chemicals)	539	121,895
Edison International (Electric Utilities)	815	57,914
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,289	109,140
Electronic Arts, Inc. (Entertainment)	518	65,693
Elevance Health, Inc. (Health Care Providers & Services)	500	264,290
Eli Lilly & Co. (Pharmaceuticals)	1,695	1,323,966
Emerson Electric Co. (Electrical Equipment)	1,215	130,953
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	289	31,432
Entergy Corp. (Electric Utilities)	449	47,895
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,241	163,973
EPAM Systems, Inc.* (IT Services)	123	28,937
EQT Corp. (Oil, Gas & Consumable Fuels)	875	35,079
Equifax, Inc. (Professional Services)	261	57,470
Equinix, Inc. (Specialized REITs)	199	141,511

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Equity Residential (Residential REITs)	734		$47,270
Essex Property Trust, Inc. (Residential REITs)	137		33,736
Etsy, Inc.* (Broadline Retail)	254		17,442
Everest Group, Ltd. (Insurance)	91		33,343
Evergy, Inc. (Electric Utilities)	489		25,648
Eversource Energy (Electric Utilities)	742		44,980
Exelon Corp. (Electric Utilities)	2,116		79,519
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	277		37,293
Expeditors International of Washington, Inc. (Air Freight & Logistics)	310		34,506
Extra Space Storage, Inc. (Specialized REITs)	449		60,292
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,442		998,435
F5, Inc.* (Communications Equipment)	126		20,829
FactSet Research Systems, Inc. (Capital Markets)	81		33,768
Fair Isaac Corp.* (Software)	52		58,933
Fastenal Co. (Trading Companies & Distributors)	1,215		82,547
Federal Realty Investment Trust (Retail REITs)	156		16,251
FedEx Corp. (Air Freight & Logistics)	490		128,272
Fidelity National Information Services, Inc. (Financial Services)	1,260		85,579
Fifth Third Bancorp (Banks)	1,449		52,831
First Horizon Corp. (Banks)	–	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	227		40,020
FirstEnergy Corp. (Electric Utilities)	1,098		42,097
Fiserv, Inc.* (Financial Services)	1,276		194,807
FMC Corp. (Chemicals)	265		15,638
Ford Motor Co. (Automobiles)	8,298		100,821
Fortinet, Inc.* (Software)	1,354		85,546
Fortive Corp. (Machinery)	745		56,076
Fox Corp. - Class A (Media)	509		15,784
Fox Corp. - Class B (Media)	281		8,059
Franklin Resources, Inc. (Capital Markets)	639		14,595
Freeport-McMoRan, Inc. (Metals & Mining)	3,049		152,267
Garmin, Ltd. (Household Durables)	327		47,242
Gartner, Inc.* (IT Services)	166		68,490
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	904		68,921
GE Vernova, Inc.* (Electrical Equipment)	578		88,844
Gen Digital, Inc. (Software)	1,192		24,007
Generac Holdings, Inc.* (Electrical Equipment)	131		17,811
General Dynamics Corp. (Aerospace & Defense)	483		138,664
General Electric Co. (Industrial Conglomerates)	2,313		374,289
General Mills, Inc. (Food Products)	1,207		85,045
General Motors Co. (Automobiles)	2,455		109,321
Genuine Parts Co. (Distributors)	299		47,006
Gilead Sciences, Inc. (Biotechnology)	2,649		172,715
Global Payments, Inc. (Financial Services)	554		68,015
Globe Life, Inc. (Insurance)	181		13,787
Halliburton Co. (Energy Equipment & Services)	1,892		70,893
Hasbro, Inc. (Leisure Products)	276		16,919
HCA Healthcare, Inc. (Health Care Providers & Services)	420		130,124
Healthpeak Properties, Inc. (Health Care REITs)	1,506		28,027
Henry Schein, Inc.* (Health Care Providers & Services)	275		19,052
Hess Corp. (Oil, Gas & Consumable Fuels)	585		92,132
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,766		47,022
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	537		105,939
Hologic, Inc.* (Health Care Equipment & Supplies)	499		37,809
Honeywell International, Inc. (Industrial Conglomerates)	1,400		269,822
Hormel Foods Corp. (Food Products)	617		21,941
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,502		28,343
Howmet Aerospace, Inc. (Aerospace & Defense)	830		55,403
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,854		52,079
Hubbell, Inc. (Electrical Equipment)	114		42,239
Humana, Inc. (Health Care Providers & Services)	258		77,939
Huntington Bancshares, Inc. (Banks)	3,080		41,488
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	83		22,985
IDEX Corp. (Machinery)	161		35,494
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	177		87,219
Illinois Tool Works, Inc. (Machinery)	578		141,096
Illumina, Inc.* (Life Sciences Tools & Services)	338		41,591
Incyte Corp.* (Biotechnology)	396		20,612
Ingersoll Rand, Inc. (Machinery)	861		80,349
Insulet Corp.* (Health Care Equipment & Supplies)	149		25,619
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,988		273,864
Intercontinental Exchange, Inc. (Capital Markets)	1,216		156,572
International Business Machines Corp. (IT Services)	1,944		323,093
International Flavors & Fragrances, Inc. (Chemicals)	543		45,965
International Paper Co. (Containers & Packaging)	735		25,681
Intuit, Inc. (Software)	595		372,244
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	749		277,594
Invesco, Ltd. (Capital Markets)	958		13,575
Invitation Homes, Inc. (Residential REITs)	1,224		41,861
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	388		89,927
Iron Mountain, Inc. (Specialized REITs)	621		48,140
J.B. Hunt Transport Services, Inc. (Ground Transportation)	174		28,287
Jabil, Inc. (Electronic Equipment, Instruments & Components)	271		31,805
Jack Henry & Associates, Inc. (Financial Services)	155		25,217
Jacobs Solutions, Inc. (Professional Services)	267		38,323

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Johnson & Johnson (Pharmaceuticals)	5,117	$739,867
Johnson Controls International PLC (Building Products)	1,449	94,286
JPMorgan Chase & Co. (Banks)	6,147	1,178,625
Juniper Networks, Inc. (Communications Equipment)	685	23,852
Kellanova (Food Products)	561	32,459
Kenvue, Inc. (Personal Care Products)	3,665	68,975
Keurig Dr Pepper, Inc. (Beverages)	2,214	74,612
KeyCorp (Banks)	1,995	28,908
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	372	55,034
Kimberly-Clark Corp. (Household Products)	716	97,755
Kimco Realty Corp. (Retail REITs)	1,417	26,399
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,114	75,204
KLA Corp. (Semiconductors & Semiconductor Equipment)	288	198,516
L3Harris Technologies, Inc. (Aerospace & Defense)	403	86,262
Laboratory Corp. of America Holdings (Health Care Providers & Services)	181	36,448
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	277	247,752
Lamb Weston Holdings, Inc. (Food Products)	308	25,669
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	784	34,778
Leidos Holdings, Inc. (Professional Services)	293	41,084
Lennar Corp. - Class A (Household Durables)	525	79,601
Linde PLC (Chemicals)	1,030	454,188
Live Nation Entertainment, Inc.* (Entertainment)	301	26,762
LKQ Corp. (Distributors)	569	24,541
Lockheed Martin Corp. (Aerospace & Defense)	456	212,008
Loews Corp. (Insurance)	387	29,083
Lowe's Cos., Inc. (Specialty Retail)	1,223	278,832
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	243	87,626
LyondellBasell Industries N.V. - Class A (Chemicals)	544	54,384
M&T Bank Corp. (Banks)	354	51,114
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,244	33,401
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	782	142,105
MarketAxess Holdings, Inc. (Capital Markets)	81	16,207
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	525	123,853
Marsh & McLennan Cos., Inc. (Insurance)	1,047	208,803
Martin Marietta Materials, Inc. (Construction Materials)	132	77,493
Masco Corp. (Building Products)	466	31,898
Mastercard, Inc. - Class A (Financial Services)	1,753	790,954
Match Group, Inc.* (Interactive Media & Services)	577	17,783
McCormick & Co., Inc. (Food Products)	535	40,692
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,542	421,028
McKesson Corp. (Health Care Providers & Services)	278	149,344
Medtronic PLC (Health Care Equipment & Supplies)	2,827	226,838
Merck & Co., Inc. (Pharmaceuticals)	5,387	696,108
Meta Platforms, Inc. - Class A (Interactive Media & Services)	4,677	2,011,905
MetLife, Inc. (Insurance)	1,305	92,759
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	45	55,337
MGM Resorts International* (Hotels, Restaurants & Leisure)	580	22,875
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,149	105,685
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,348	265,230
Microsoft Corp. (Software)	15,796	6,149,856
Mid-America Apartment Communities, Inc. (Residential REITs)	247	32,110
Moderna, Inc.* (Biotechnology)	705	77,769
Mohawk Industries, Inc.* (Household Durables)	113	13,031
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	42,763
Molson Coors Beverage Co. - Class B (Beverages)	394	22,560
Mondelez International, Inc. - Class A (Food Products)	2,861	205,821
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	103	68,941
Monster Beverage Corp.* (Beverages)	1,570	83,917
Moody's Corp. (Capital Markets)	335	124,061
Morgan Stanley (Capital Markets)	2,662	241,816
Motorola Solutions, Inc. (Communications Equipment)	353	119,720
MSCI, Inc. (Capital Markets)	168	78,253
Nasdaq, Inc. (Capital Markets)	813	48,658
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	437	44,666
Netflix, Inc.* (Entertainment)	920	506,589
Newmont Corp. (Metals & Mining)	2,449	99,527
News Corp. - Class A (Media)	809	19,254
News Corp. - Class B (Media)	245	6,012
NextEra Energy, Inc. (Electric Utilities)	4,362	292,122
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,588	238,769
NiSource, Inc. (Multi-Utilities)	879	24,489
Nordson Corp. (Machinery)	116	29,950
Norfolk Southern Corp. (Ground Transportation)	480	110,554
Northern Trust Corp. (Capital Markets)	435	35,840
Northrop Grumman Corp. (Aerospace & Defense)	301	145,994
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	906	17,142
NRG Energy, Inc. (Electric Utilities)	480	34,882
Nucor Corp. (Metals & Mining)	523	88,141
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,250	4,536,104
NVR, Inc.* (Household Durables)	7	52,072

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	548	$140,392
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,398	92,464
Old Dominion Freight Line, Inc. (Ground Transportation)	381	69,232
Omnicom Group, Inc. (Media)	420	38,993
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	909	63,775
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,239	98,030
Oracle Corp. (Software)	3,390	385,613
O'Reilly Automotive, Inc.* (Specialty Retail)	126	127,671
Otis Worldwide Corp. (Machinery)	862	78,614
PACCAR, Inc. (Machinery)	1,111	117,888
Packaging Corp. of America (Containers & Packaging)	189	32,693
Palo Alto Networks, Inc.* (Software)	671	195,187
Paramount Global - Class B (Media)	1,027	11,698
Parker-Hannifin Corp. (Machinery)	272	148,216
Paychex, Inc. (Professional Services)	682	81,028
Paycom Software, Inc. (Professional Services)	103	19,362
PayPal Holdings, Inc.* (Financial Services)	2,278	154,722
Pentair PLC (Machinery)	352	27,840
PepsiCo, Inc. (Beverages)	2,923	514,186
Pfizer, Inc. (Pharmaceuticals)	12,005	307,568
PG&E Corp. (Electric Utilities)	4,538	77,645
Philip Morris International, Inc. (Tobacco)	3,302	313,492
Phillips 66 (Oil, Gas & Consumable Fuels)	915	131,037
Pinnacle West Capital Corp. (Electric Utilities)	241	17,750
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	497	133,852
Pool Corp. (Distributors)	81	29,365
PPG Industries, Inc. (Chemicals)	502	64,758
PPL Corp. (Electric Utilities)	1,569	43,085
Principal Financial Group, Inc. (Insurance)	465	36,800
Prologis, Inc. (Industrial REITs)	1,963	200,324
Prudential Financial, Inc. (Insurance)	767	84,738
PTC, Inc.* (Software)	253	44,892
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,060	73,225
Public Storage (Specialized REITs)	337	87,435
PulteGroup, Inc. (Household Durables)	450	50,139
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	205	23,952
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,374	393,728
Quanta Services, Inc. (Construction & Engineering)	310	80,154
Quest Diagnostics, Inc. (Health Care Providers & Services)	235	32,472
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	82	13,418
Raymond James Financial, Inc. (Capital Markets)	400	48,800
Realty Income Corp. (Retail REITs)	1,768	94,659
Regency Centers Corp. (Retail REITs)	350	20,727
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	224	199,508
Regions Financial Corp. (Banks)	1,965	37,866
Republic Services, Inc. (Commercial Services & Supplies)	434	83,198
ResMed, Inc. (Health Care Equipment & Supplies)	314	67,193
Revvity, Inc. (Life Sciences Tools & Services)	262	26,847
Robert Half, Inc. (Professional Services)	221	15,280
Rockwell Automation, Inc. (Electrical Equipment)	243	65,843
Rollins, Inc. (Commercial Services & Supplies)	596	26,558
Roper Technologies, Inc. (Software)	227	116,101
Ross Stores, Inc. (Specialty Retail)	716	92,758
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	502	70,094
RTX Corp. (Aerospace & Defense)	2,820	286,286
S&P Global, Inc. (Capital Markets)	684	284,427
Salesforce, Inc. (Software)	2,057	553,210
SBA Communications Corp. (Specialized REITs)	228	42,435
Schlumberger N.V. (Energy Equipment & Services)	3,034	144,055
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	414	35,567
Sempra (Multi-Utilities)	1,338	95,842
ServiceNow, Inc.* (Software)	434	300,905
Simon Property Group, Inc. (Retail REITs)	694	97,527
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	341	36,347
Snap-on, Inc. (Machinery)	113	30,279
Solventum Corp.* (Health Care Providers & Services)	293	19,048
Southwest Airlines Co. (Passenger Airlines)	1,269	32,918
Stanley Black & Decker, Inc. (Machinery)	327	29,888
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,407	212,995
State Street Corp. (Capital Markets)	641	46,466
Steel Dynamics, Inc. (Metals & Mining)	324	42,159
STERIS PLC (Health Care Equipment & Supplies)	210	42,958
Stryker Corp. (Health Care Equipment & Supplies)	719	241,944
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	108	92,750
Synchrony Financial (Consumer Finance)	866	38,087
Synopsys, Inc.* (Software)	324	171,911
Sysco Corp. (Consumer Staples Distribution & Retail)	1,059	78,705
T. Rowe Price Group, Inc. (Capital Markets)	477	52,265
Take-Two Interactive Software, Inc.* (Entertainment)	337	48,127
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	488	19,481
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	475	54,179
Target Corp. (Consumer Staples Distribution & Retail)	981	157,921
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	657	92,952
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	102	38,911

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Teleflex, Inc. (Health Care Equipment & Supplies)	100	$20,875
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	325	37,804
Tesla, Inc.* (Automobiles)	5,890	1,079,519
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,933	341,020
Textron, Inc. (Aerospace & Defense)	417	35,274
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,426	25,525
The Allstate Corp. (Insurance)	558	94,893
The Bank of New York Mellon Corp. (Capital Markets)	1,615	91,231
The Boeing Co.* (Aerospace & Defense)	1,220	204,765
The Charles Schwab Corp. (Capital Markets)	3,164	233,978
The Cigna Group (Health Care Providers & Services)	622	222,079
The Clorox Co. (Household Products)	263	38,890
The Coca-Cola Co. (Beverages)	8,272	510,961
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	422	37,583
The Estee Lauder Cos., Inc. (Personal Care Products)	496	72,768
The Goldman Sachs Group, Inc. (Capital Markets)	694	296,136
The Hartford Financial Services Group, Inc. (Insurance)	634	61,428
The Hershey Co. (Food Products)	319	61,860
The Home Depot, Inc. (Specialty Retail)	2,115	706,875
The Interpublic Group of Cos., Inc. (Media)	816	24,839
The J.M. Smucker Co. (Food Products)	226	25,956
The Kraft Heinz Co. (Food Products)	1,695	65,444
The Kroger Co. (Consumer Staples Distribution & Retail)	1,408	77,975
The Mosaic Co. (Chemicals)	696	21,847
The PNC Financial Services Group, Inc. (Banks)	847	129,811
The Procter & Gamble Co. (Household Products)	5,002	816,327
The Progressive Corp. (Insurance)	1,244	259,064
The Sherwin-Williams Co. (Chemicals)	501	150,105
The Southern Co. (Electric Utilities)	2,317	170,300
The TJX Cos., Inc. (Specialty Retail)	2,423	227,980
The Travelers Cos., Inc. (Insurance)	486	103,110
The Walt Disney Co. (Entertainment)	3,899	433,179
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,587	99,237
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	820	466,350
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,110	182,229
Tractor Supply Co. (Specialty Retail)	229	62,535
Trane Technologies PLC (Building Products)	485	153,910
TransDigm Group, Inc. (Aerospace & Defense)	119	148,516
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	530	31,837
Truist Financial Corp. (Banks)	2,836	106,492
Tyler Technologies, Inc.* (Software)	89	41,078
Tyson Foods, Inc. - Class A (Food Products)	608	36,875
U.S. Bancorp (Banks)	3,311	134,526
Uber Technologies, Inc.* (Ground Transportation)	4,375	289,931
UDR, Inc. (Residential REITs)	644	24,524
Ulta Beauty, Inc.* (Specialty Retail)	105	42,508
Union Pacific Corp. (Ground Transportation)	1,297	307,596
United Airlines Holdings, Inc.* (Passenger Airlines)	697	35,868
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,537	226,677
United Rentals, Inc. (Trading Companies & Distributors)	143	95,523
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,965	950,471
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	130	22,156
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	724	115,746
Ventas, Inc. (Health Care REITs)	855	37,859
Veralto Corp. (Commercial Services & Supplies)	465	43,561
VeriSign, Inc.* (IT Services)	187	31,693
Verisk Analytics, Inc. (Professional Services)	309	67,350
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,939	353,001
Vertex Pharmaceuticals, Inc.* (Biotechnology)	548	215,260
Viatris, Inc. (Pharmaceuticals)	2,554	29,550
VICI Properties, Inc. (Specialized REITs)	2,200	62,810
Visa, Inc. - Class A (Financial Services)	3,362	903,066
Vulcan Materials Co. (Construction Materials)	284	73,167
W.R. Berkley Corp. (Insurance)	430	33,097
W.W. Grainger, Inc. (Trading Companies & Distributors)	95	87,528
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,524	27,021
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,102	540,204
Warner Bros. Discovery, Inc.* (Entertainment)	4,718	34,724
Waste Management, Inc. (Commercial Services & Supplies)	779	162,047
Waters Corp.* (Life Sciences Tools & Services)	126	38,939
WEC Energy Group, Inc. (Multi-Utilities)	671	55,451
Wells Fargo & Co. (Banks)	7,651	453,857
Welltower, Inc. (Health Care REITs)	1,176	112,049
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	157	56,124
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	690	48,873
Westinghouse Air Brake Technologies Corp. (Machinery)	381	61,371
Westrock Co. (Containers & Packaging)	546	26,186
Weyerhaeuser Co. (Specialized REITs)	1,553	46,854
Willis Towers Watson PLC (Insurance)	218	54,749
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	202	18,513
Xcel Energy, Inc. (Electric Utilities)	1,172	62,972
Xylem, Inc. (Machinery)	513	67,049
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	597	84,326

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	111	$34,916
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	444	53,404
Zoetis, Inc. (Pharmaceuticals)	976	155,418
TOTAL COMMON STOCKS
(Cost $31,368,539)		89,779,536

Repurchase Agreements(a)(b)  (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $31,590,545	$31,586,000	$31,586,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,586,000)		31,586,000
TOTAL INVESTMENT SECURITIES
(Cost $62,954,539) - 101.7%		121,365,536
Net other assets (liabilities) - (1.7)%		(2,070,256)
NET ASSETS - 100.0%		$119,295,280

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $24,167,000.
REIT	Real Estate Investment Trust

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	44	6/24/24	$11,147,400	$(194,774)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/28/24	5.93%	$45,839,885	$(786,413)
SPDR S&P 500 ETF	Goldman Sachs International	5/28/24	5.84%	27,517,815	(447,448)
				$73,357,700	$(1,233,861)

S&P 500	UBS AG	5/28/24	5.93%	$57,185,799	$(921,454)
SPDR S&P 500 ETF	UBS AG	5/28/24	5.43%	7,466,843	(121,328)
				$64,652,642	$(1,042,782)
				$138,010,342	$(2,276,643)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

UltraBull ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$1,383,520	1.2%
Air Freight & Logistics	406,992	0.3%
Automobile Components	58,160	NM
Automobiles	1,289,661	1.1%
Banks	3,053,321	2.6%
Beverages	1,311,293	1.1%
Biotechnology	1,674,374	1.4%
Broadline Retail	3,475,066	2.9%
Building Products	481,286	0.4%
Capital Markets	2,508,492	2.1%
Chemicals	1,391,031	1.2%
Commercial Services & Supplies	537,407	0.5%
Communications Equipment	707,987	0.6%
Construction & Engineering	80,154	0.1%
Construction Materials	150,660	0.1%
Consumer Finance	505,745	0.4%
Consumer Staples Distribution & Retail	1,680,413	1.4%
Containers & Packaging	195,887	0.2%
Distributors	100,912	0.1%
Diversified Telecommunication Services	609,780	0.5%
Electric Utilities	1,407,568	1.2%
Electrical Equipment	702,144	0.6%
Electronic Equipment, Instruments & Components	563,205	0.5%
Energy Equipment & Services	284,396	0.2%
Entertainment	1,115,074	0.9%
Financial Services	3,756,911	3.2%
Food Products	750,238	0.6%
Gas Utilities	37,846	NM
Ground Transportation	945,224	0.8%
Health Care Equipment & Supplies	2,246,603	1.9%
Health Care Providers & Services	2,383,886	2.0%
Health Care REITs	177,935	0.1%
Hotel & Resort REITs	28,343	NM
Hotels, Restaurants & Leisure	1,856,562	1.6%
Household Durables	332,423	0.3%
Household Products	1,170,258	1.0%
Independent Power and Renewable Electricity Producers	25,525	NM
Industrial Conglomerates	757,414	0.6%
Industrial REITs	200,324	0.2%
Insurance	1,926,559	1.6%
Interactive Media & Services	5,795,905	4.9%
IT Services	954,978	0.8%
Leisure Products	16,919	NM
Life Sciences Tools & Services	1,263,190	1.1%
Machinery	1,618,027	1.4%
Media	499,425	0.4%
Metals & Mining	382,094	0.3%
Multi-Utilities	575,699	0.5%
Office REITs	57,879	NM
Oil, Gas & Consumable Fuels	3,384,381	2.8%
Passenger Airlines	155,737	0.1%
Personal Care Products	141,743	0.1%
Pharmaceuticals	3,464,007	2.9%
Professional Services	600,036	0.5%
Real Estate Management & Development	134,367	0.1%
Residential REITs	259,188	0.2%
Retail REITs	255,563	0.2%
Semiconductors & Semiconductor Equipment	9,128,706	7.7%
Software	9,306,794	7.8%
Specialized REITs	835,193	0.7%
Specialty Retail	1,723,202	1.4%
Technology Hardware, Storage & Peripherals	5,577,170	4.7%
Textiles, Apparel & Luxury Goods	402,673	0.3%
Tobacco	477,736	0.4%
Trading Companies & Distributors	265,598	0.2%
Water Utilities	50,518	NM
Wireless Telecommunication Services	182,229	0.2%
Other **	29,515,744	24.8%
Total	$119,295,280	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (83.0%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	46,999	$3,517,875
Atour Lifestyle Holdings, Ltd.ADR (Hotels, Restaurants & Leisure)	3,076	54,845
Autohome, Inc.ADR (Interactive Media & Services)	5,143	132,175
Baidu, Inc.*ADR (Interactive Media & Services)	8,020	829,268
BeiGene, Ltd.*ADR (Biotechnology)	4,484	690,267
Bilibili, Inc.*ADR (Entertainment)	9,968	125,996
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	26,926	23,560
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	5,090	97,728
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	3,152	56,169
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	50,235	432,523
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	7,725	50,444
GDS Holdings, Ltd.*ADR(a) (IT Services)	10,699	87,304
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	9,616	353,003
Hello Group, Inc.ADR (Interactive Media & Services)	12,775	74,478
iQIYI, Inc.*ADR (Entertainment)	35,252	170,972
JD.com, Inc.ADR (Broadline Retail)	32,071	926,531
JinkoSolar Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	2,241	54,053
JOYY, Inc.ADR (Interactive Media & Services)	3,523	114,921
Kanzhun, Ltd.ADR (Interactive Media & Services)	24,050	475,950
KE Holdings, Inc.ADR (Real Estate Management & Development)	45,286	684,724
Li Auto, Inc.*ADR (Automobiles)	20,973	551,170
Lufax Holding, Ltd.*ADR (Consumer Finance)	15,248	66,939
MINISO Group Holding, Ltd.ADR(a) (Broadline Retail)	5,760	129,427
NetEase, Inc.ADR (Entertainment)	8,636	807,207
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	8,378	645,944
NIO, Inc.*ADR (Automobiles)	97,089	458,260
PDD Holdings, Inc.*ADR (Broadline Retail)	24,114	3,018,591
Qifu Technology, Inc.ADR (Consumer Finance)	10,085	184,454
Structure Therapeutics, Inc.*ADR(a) (Pharmaceuticals)	1,106	43,621
TAL Education Group*ADR (Diversified Consumer Services)	24,296	292,524
Tencent Music Entertainment Group*ADR (Entertainment)	38,958	488,923
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	18,484	892,038
Vipshop Holdings, Ltd.ADR (Broadline Retail)	20,307	305,417
Weibo Corp.ADR (Interactive Media & Services)	4,977	42,902
XPeng, Inc.*ADR (Automobiles)	39,466	320,859
Zai Lab, Ltd.*ADR (Biotechnology)	7,784	122,987
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	33,495	703,060
TOTAL COMMON STOCKS
(Cost $13,398,678)		$18,027,109

Repurchase Agreements(b)(c)  (15.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $3,442,495	$3,442,000	$3,442,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,442,000)		3,442,000

Collateral for Securities Loaned(d)  (1.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	241,253	$241,253
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $241,253)		241,253
TOTAL INVESTMENT SECURITIES
(Cost $17,081,931) - 100.0%		21,710,362
Net other assets (liabilities) - NM		(36)
NET ASSETS - 100.0%		$21,710,326

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $228,852.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $721,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	5/28/24	5.93%	$4,820,985	$(117,515)
S&P China Select ADR Index (USD)	UBS AG	5/28/24	5.58%	20,554,556	(539,987)
				$25,375,541	$(657,502)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$56,169	0.3%
Air Freight & Logistics	703,060	3.2%
Automobiles	1,330,289	6.1%
Biotechnology	813,254	3.7%
Broadline Retail	7,897,841	36.4%
Consumer Finance	251,394	1.2%
Diversified Consumer Services	988,912	4.6%
Entertainment	1,593,098	7.3%
Ground Transportation	432,523	2.0%
Hotels, Restaurants & Leisure	1,299,886	6.0%
Interactive Media & Services	1,669,693	7.7%
IT Services	87,304	0.4%
Pharmaceuticals	43,621	0.2%
Real Estate Management & Development	684,724	3.1%
Semiconductors & Semiconductor Equipment	151,781	0.7%
Technology Hardware, Storage & Peripherals	23,560	0.1%
Other **	3,683,217	17.0%
Total	$21,710,326	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2024:

	Value	% of Net Assets
China	$14,136,149	65.1%
Ireland	3,018,591	13.9%
Singapore	138,481	0.6%
United States	733,888	3.4%
Other **	3,683,217	17.0%
Total	$21,710,326	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (77.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,119	$397,525
Amazon.com, Inc.* (Broadline Retail)	4,119	720,825
American Express Co. (Consumer Finance)	4,120	964,204
Amgen, Inc. (Biotechnology)	4,120	1,128,633
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,119	701,589
Caterpillar, Inc. (Machinery)	4,120	1,378,429
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,119	664,271
Cisco Systems, Inc. (Communications Equipment)	4,118	193,464
Dow, Inc. (Chemicals)	4,119	234,371
Honeywell International, Inc. (Industrial Conglomerates)	4,120	794,047
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,119	125,506
International Business Machines Corp. (IT Services)	4,119	684,578
Johnson & Johnson (Pharmaceuticals)	4,120	595,711
JPMorgan Chase & Co. (Banks)	4,120	789,969
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,120	1,124,925
Merck & Co., Inc. (Pharmaceuticals)	4,119	532,257
Microsoft Corp. (Software)	4,120	1,604,039
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,119	380,019
Salesforce, Inc. (Software)	4,120	1,108,033
The Boeing Co.* (Aerospace & Defense)	4,119	691,333
The Coca-Cola Co. (Beverages)	4,119	254,431
The Goldman Sachs Group, Inc. (Capital Markets)	4,120	1,758,045
The Home Depot, Inc. (Specialty Retail)	4,120	1,376,986
The Procter & Gamble Co. (Household Products)	4,119	672,220
The Travelers Cos., Inc. (Insurance)	4,120	874,099
The Walt Disney Co. (Entertainment)	4,119	457,621
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,120	1,992,844
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,118	162,620
Visa, Inc. - Class A (Financial Services)	4,120	1,106,673
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,119	244,463
TOTAL COMMON STOCKS
(Cost $8,035,930)		23,713,730

Repurchase Agreements(a)(b)  (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $6,171,888	$6,171,000	$6,171,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,171,000)		6,171,000
TOTAL INVESTMENT SECURITIES
(Cost $14,206,930) - 97.8%		29,884,730
Net other assets (liabilities) - 2.2%		677,946
NET ASSETS - 100.0%		$30,562,676

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $6,171,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	19	6/24/24	$3,609,335	$(83,431)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/28/24	5.93%	$13,905,035	$(211,398)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/28/24	5.77%	3,754,348	(56,907)
				$17,659,383	$(268,305)

Dow Jones Industrial Average	UBS AG	5/28/24	5.48%	$12,626,055	$(192,320)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/28/24	5.63%	3,630,297	(55,013)
				$16,256,352	$(247,333)
				$33,915,735	$(515,638)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$691,333	2.3%
Banks	789,969	2.6%
Beverages	254,431	0.8%
Biotechnology	1,128,633	3.7%
Broadline Retail	720,825	2.4%
Capital Markets	1,758,045	5.7%
Chemicals	234,371	0.8%
Communications Equipment	193,464	0.6%
Consumer Finance	964,204	3.2%
Consumer Staples Distribution & Retail	244,463	0.8%
Diversified Telecommunication Services	162,620	0.5%
Entertainment	457,621	1.5%
Financial Services	1,106,673	3.6%
Health Care Providers & Services	1,992,844	6.5%
Hotels, Restaurants & Leisure	1,124,925	3.7%
Household Products	672,221	2.2%
Industrial Conglomerates	1,191,572	3.9%
Insurance	874,099	2.9%
IT Services	684,578	2.2%
Machinery	1,378,428	4.5%
Oil, Gas & Consumable Fuels	664,271	2.2%
Pharmaceuticals	1,127,968	3.7%
Semiconductors & Semiconductor Equipment	125,506	0.4%
Software	2,712,072	8.9%
Specialty Retail	1,376,986	4.5%
Technology Hardware, Storage & Peripherals	701,589	2.3%
Textiles, Apparel & Luxury Goods	380,019	1.2%
Other **	6,848,946	22.4%
Total	$30,562,676	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (84.5%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	9,681	$724,624
Ambev S.A.ADR (Beverages)	23,000	53,360
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	5,360	102,162
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	8,916	89,517
Baidu, Inc.*ADR (Interactive Media & Services)	1,479	152,929
Banco Bradesco S.A.ADR (Banks)	27,697	74,782
Banco de ChileADR (Banks)	1,132	24,995
BeiGene, Ltd.*ADR (Biotechnology)	313	48,183
Cemex S.A.B. de C.V.*ADR (Construction Materials)	7,893	62,434
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	5,390	39,670
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,982	74,741
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	1,782	27,853
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	274	27,167
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	635	46,653
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	958	112,717
Gerdau S.A.ADR (Metals & Mining)	7,236	25,181
Gold Fields, Ltd.ADR (Metals & Mining)	4,659	75,336
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	204	37,093
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	95	32,728
HDFC Bank, Ltd.ADR (Banks)	9,769	562,695
ICICI Bank, Ltd.ADR (Banks)	12,393	341,179
Infosys, Ltd.ADR (IT Services)	16,907	282,516
Itau Unibanco Holding S.A.ADR (Banks)	25,266	152,859
JD.com, Inc.ADR (Broadline Retail)	6,408	185,127
Kanzhun, Ltd.ADR (Interactive Media & Services)	1,742	34,474
KB Financial Group, Inc.ADR (Banks)	1,957	105,618
KE Holdings, Inc.ADR (Real Estate Management & Development)	3,454	52,224
Li Auto, Inc.*ADR (Automobiles)	3,039	79,865
NetEase, Inc.ADR (Entertainment)	1,815	169,648
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	781	60,215
NIO, Inc.*ADR (Automobiles)	7,289	34,404
PDD Holdings, Inc.*ADR (Broadline Retail)	3,603	451,024
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	9,701	164,626
POSCO Holdings, Inc.ADR (Metals & Mining)	1,552	111,046
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,479	48,217
Shinhan Financial Group Co., Ltd.ADR(a) (Banks)	2,540	85,725
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	745	34,039
Suzano S.A.ADR (Paper & Forest Products)	3,808	42,802
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,260	1,409,109
TAL Education Group*ADR (Diversified Consumer Services)	2,407	28,980
Tencent Music Entertainment Group*ADR (Entertainment)	3,268	41,013
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,897	139,809
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	12,152	93,570
Vale S.A.ADR (Metals & Mining)	18,933	230,415
Vipshop Holdings, Ltd.ADR (Broadline Retail)	1,403	21,101
Wipro, Ltd.ADR(a) (IT Services)	7,356	39,649
Woori Financial Group, Inc.ADR(a) (Banks)	1,163	36,286
XPeng, Inc.*ADR (Automobiles)	3,205	26,057
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	2,215	46,493
TOTAL COMMON STOCKS
(Cost $4,531,496)		6,942,910

Preferred Stock (2.3%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	11,976	193,053
TOTAL PREFERRED STOCK
(Cost $84,006)		193,053

Repurchase Agreements(b)(c)  (17.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,454,209	$1,454,000	$1,454,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,454,000)		1,454,000

Collateral for Securities Loaned(d)  (2.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	201,540	$201,540
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $201,540)		201,540
TOTAL INVESTMENT SECURITIES
(Cost $6,271,042) - 107.0%		8,791,503
Net other assets (liabilities) - (7.0)%		(573,912)
NET ASSETS - 100.0%		$8,217,591

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $193,165.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $240,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	5/28/24	5.93%	$5,084,792	$(90,849)
S&P Emerging 50 ADR Index (USD)	UBS AG	5/28/24	5.83%	4,235,480	(92,817)
				$9,320,272	$(183,666)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$46,493	0.6%
Automobiles	140,326	1.7%
Banks	1,384,139	16.8%
Beverages	193,245	2.3%
Biotechnology	48,183	0.6%
Broadline Retail	1,381,875	16.8%
Construction Materials	62,434	0.8%
Diversified Consumer Services	89,195	1.1%
Diversified Telecommunication Services	122,958	1.5%
Electric Utilities	39,670	0.5%
Electrical Equipment	34,039	0.4%
Entertainment	210,661	2.6%
Hotels, Restaurants & Leisure	139,809	1.7%
Interactive Media & Services	187,403	2.3%
IT Services	322,165	3.9%
Metals & Mining	441,978	5.4%
Oil, Gas & Consumable Fuels	357,679	4.4%
Paper & Forest Products	42,802	0.5%
Pharmaceuticals	46,653	0.6%
Real Estate Management & Development	52,225	0.6%
Semiconductors & Semiconductor Equipment	1,592,195	19.4%
Transportation Infrastructure	69,821	0.8%
Water Utilities	27,853	0.3%
Wireless Telecommunication Services	102,162	1.2%
Other **	1,081,628	13.2%
Total	$8,217,591	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2024:

	Value	% of Net Assets
Brazil	$1,004,601	12.2%
Chile	59,034	0.7%
China	1,796,963	21.8%
India	1,272,692	15.5%
Indonesia	48,217	0.6%
Ireland	451,024	5.5%
Mexico	374,301	4.6%
South Africa	75,336	0.9%
South Korea	338,675	4.1%
Taiwan	1,666,937	20.3%
United States	48,183	0.6%
Other **	1,081,628	13.2%
Total	$8,217,591	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (108.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $4,066,585	$4,066,000	$4,066,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,066,000)		4,066,000
TOTAL INVESTMENT SECURITIES
(Cost $4,066,000) - 108.8%		4,066,000
Net other assets (liabilities) - (8.8)%		(327,373)
NET ASSETS - 100.0%		$3,738,627

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $304,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/28/24	5.83%	$3,926,951	$(57,573)
MSCI EAFE Index	UBS AG	5/28/24	6.13%	3,566,888	(59,997)
				$7,493,839	$(117,570)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)  (91.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $26,857,865	$26,854,000	$26,854,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,854,000)		26,854,000
TOTAL INVESTMENT SECURITIES
(Cost $26,854,000) - 91.6%		26,854,000
Net other assets (liabilities) - 8.4%		2,465,067
NET ASSETS - 100.0%		$29,319,067

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	306	6/14/24	$58,430,700	$(1,251,077)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/28/24	5.78%	$162,657	$(752)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (76.1%)

	Shares	Value
Ambev S.A.ADR (Beverages)	118,584	$275,115
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	18,370	350,132
Banco Bradesco S.A.ADR (Banks)	124,878	337,171
Banco de ChileADR(a) (Banks)	5,839	128,925
Banco Santander Brasil S.A.ADR (Banks)	10,079	56,039
Banco Santander ChileADR (Banks)	4,179	75,138
Bancolombia S.A.ADR (Banks)	3,039	99,436
BRF S.A.*ADR (Food Products)	23,520	77,381
Cemex S.A.B. de C.V.*ADR (Construction Materials)	40,694	321,890
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	27,791	204,542
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	6,429	111,222
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	9,187	143,593
Cia Energetica de Minas GeraisADR (Electric Utilities)	39,398	94,555
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,412	140,000
Companhia Paranaense de EnergiaADR (Electric Utilities)	7,011	49,357
Cosan S.A.ADR (Oil, Gas & Consumable Fuels)	7,809	86,602
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	6,632	76,998
Embraer SA*ADR (Aerospace & Defense)	4,678	119,523
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,732	439,107
Gerdau S.A.ADR (Metals & Mining)	37,310	129,839
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.ADR (Transportation Infrastructure)	926	81,710
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,054	191,649
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	492	169,494
Itau Unibanco Holding S.A.ADR (Banks)	98,464	595,707
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	37,806	641,567
Sendas Distribuidora S.A.*ADR(a) (Consumer Staples Distribution & Retail)	7,268	92,522
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	3,839	175,404
Suzano S.A.ADR (Paper & Forest Products)	19,633	220,675
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	9,330	86,209
TIM S.A.ADR (Wireless Telecommunication Services)	4,295	73,144
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	19,487	97,825
Vale S.A.ADR (Metals & Mining)	73,783	897,938
Vista Energy SAB de CV*ADR(a) (Oil, Gas & Consumable Fuels)	2,020	87,163
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	5,180	113,753
TOTAL COMMON STOCKS
(Cost $3,824,594)		6,841,325

Preferred Stock  (8.4%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	46,670	$752,320
TOTAL PREFERRED STOCK
(Cost $162,832)		752,320

Repurchase Agreements(b)(c)  (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,847,266	$1,847,000	$1,847,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,847,000)		1,847,000

Collateral for Securities Loaned(d)  (7.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	646,380	$646,380
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $646,380)		646,380
TOTAL INVESTMENT SECURITIES
(Cost $6,480,806) - 112.2%		10,087,025
Net other assets (liabilities) - (12.2)%		(1,093,444)
NET ASSETS - 100.0%		$8,993,581

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $612,283.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $319,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	5/28/24	5.93%	$4,746,444	$(103,214)
S&P Latin America 35 ADR Index (USD)	UBS AG	5/28/24	5.83%	5,639,977	(136,349)
				$10,386,421	$(239,563)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$119,523	1.3%
Banks	1,292,417	14.4%
Beverages	854,222	9.5%
Construction Materials	321,889	3.6%
Consumer Staples Distribution & Retail	92,522	1.0%
Diversified Telecommunication Services	86,209	1.0%
Electric Utilities	348,454	3.9%
Electrical Equipment	175,404	2.0%
Food Products	77,381	0.9%
Metals & Mining	1,138,999	12.7%
Oil, Gas & Consumable Fuels	1,856,228	20.6%
Paper & Forest Products	220,675	2.4%
Transportation Infrastructure	442,853	4.9%
Water Utilities	143,593	1.6%
Wireless Telecommunication Services	423,276	4.7%
Other **	1,399,936	15.5%
Total	$8,993,581	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2024:

	Value	% of Net Assets
Argentina	$113,753	1.3%
Brazil	5,031,624	56.0%
Chile	379,467	4.2%
Colombia	176,434	2.0%
Mexico	1,781,145	19.8%
Peru	111,222	1.2%
Other **	1,399,936	15.5%
Total	$8,993,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (67.4%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	967	$71,500
Acuity Brands, Inc. (Electrical Equipment)	320	79,456
Adient PLC* (Automobile Components)	957	28,586
Advanced Drainage Systems, Inc. (Building Products)	716	112,412
AECOM (Construction & Engineering)	1,426	131,705
Affiliated Managers Group, Inc. (Capital Markets)	355	55,416
AGCO Corp. (Machinery)	652	74,452
Agree Realty Corp. (Retail REITs)	1,052	60,195
Alcoa Corp. (Metals & Mining)	1,871	65,747
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	749	22,238
ALLETE, Inc. (Electric Utilities)	603	35,710
Ally Financial, Inc. (Consumer Finance)	2,846	109,144
Amedisys, Inc.* (Health Care Providers & Services)	342	31,481
American Financial Group, Inc. (Insurance)	685	87,509
American Homes 4 Rent - Class A (Residential REITs)	3,336	119,429
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,083	35,035
Annaly Capital Management, Inc. (Mortgage REITs)	5,245	98,292
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,570	49,409
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,963	100,772
Apartment Income REIT Corp. (Residential REITs)	1,515	58,146
Appfolio, Inc.* - Class A (Software)	212	48,077
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	405	74,216
AptarGroup, Inc. (Containers & Packaging)	692	99,911
Aramark (Hotels, Restaurants & Leisure)	2,752	86,716
Arcadium Lithium PLC* (Chemicals)	10,813	47,577
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	565	72,134
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,299	29,383
ASGN, Inc.* (Professional Services)	496	47,839
Ashland, Inc. (Chemicals)	525	50,048
Aspen Technology, Inc.* (Software)	293	57,683
Associated Banc-Corp. (Banks)	1,559	32,848
Autoliv, Inc. (Automobile Components)	771	92,358
AutoNation, Inc.* (Specialty Retail)	273	43,994
Avient Corp. (Chemicals)	956	40,554
Avis Budget Group, Inc. (Ground Transportation)	194	18,517
Avnet, Inc. (Electronic Equipment, Instruments & Components)	948	46,329
Axalta Coating Systems, Ltd.* (Chemicals)	2,309	72,595
Azenta, Inc.* (Life Sciences Tools & Services)	584	30,637
Bank OZK (Banks)	1,104	49,294
Belden, Inc. (Electronic Equipment, Instruments & Components)	437	35,515
BellRing Brands, Inc.* (Personal Care Products)	1,374	75,804
Berry Global Group, Inc. (Containers & Packaging)	1,217	68,931
BJ's Wholesale Club Holdings, Inc.* (Household Products)	1,399	104,477
Black Hills Corp. (Multi-Utilities)	713	39,144
Blackbaud, Inc.* (Software)	440	34,285
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	729	39,009
Brighthouse Financial, Inc.* (Insurance)	674	32,521
Brixmor Property Group, Inc. (Retail REITs)	3,152	69,659
Bruker Corp. (Life Sciences Tools & Services)	973	75,904
Brunswick Corp. (Leisure Products)	721	58,141
Burlington Stores, Inc.* (Specialty Retail)	671	120,740
BWX Technologies, Inc. (Aerospace & Defense)	961	92,035
Cabot Corp. (Chemicals)	581	53,005
CACI International, Inc.* - Class A (Professional Services)	234	94,123
Cadence Bank (Banks)	1,916	53,016
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,223	43,392
Carlisle Cos., Inc. (Building Products)	510	198,008
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	386	26,406
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	389	124,317
Celsius Holdings, Inc.* (Beverages)	1,555	110,824
ChampionX Corp. (Energy Equipment & Services)	2,004	67,274
Chart Industries, Inc.* (Machinery)	440	63,386
Chemed Corp. (Health Care Providers & Services)	158	89,744
Chesapeake Energy Corp.(a) (Oil, Gas & Consumable Fuels)	1,167	104,890
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	259	30,629
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	432	76,455
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	712	91,848
Ciena Corp.* (Communications Equipment)	1,521	70,316
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	566	50,131
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	899	64,692
Clean Harbors, Inc.* (Commercial Services & Supplies)	527	99,840
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,225	88,302
CNO Financial Group, Inc. (Insurance)	1,147	30,201
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,591	37,420
Coca-Cola Consolidated, Inc. (Beverages)	49	40,474
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,806	75,021
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,385	75,662
Columbia Banking System, Inc. (Banks)	2,187	41,137
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	362	28,826
Comfort Systems USA, Inc. (Construction & Engineering)	374	115,719
Commerce Bancshares, Inc. (Banks)	1,242	67,913
Commercial Metals Co. (Metals & Mining)	1,221	65,617
CommVault Systems, Inc.* (Software)	457	46,829
Concentrix Corp. (Professional Services)	494	27,007

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
COPT Defense Properties (Office REITs)	1,177	$28,213
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	1,790	101,081
Coty, Inc.* - Class A (Personal Care Products)	3,942	45,096
Cousins Properties, Inc. (Office REITs)	1,591	36,498
Crane Co. (Machinery)	513	71,825
Crane NXT Co. (Electronic Equipment, Instruments & Components)	507	30,831
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	635	78,975
Crown Holdings, Inc. (Containers & Packaging)	1,256	103,080
CubeSmart (Specialized REITs)	2,358	95,358
Cullen/Frost Bankers, Inc. (Banks)	674	70,325
Curtiss-Wright Corp. (Aerospace & Defense)	402	101,875
Cytokinetics, Inc.* (Biotechnology)	1,029	63,098
Darling Ingredients, Inc.* (Food Products)	1,673	70,885
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,214	66,442
Dick's Sporting Goods, Inc. (Specialty Retail)	609	122,372
Dolby Laboratories, Inc. - Class A (Software)	624	48,460
Donaldson Co., Inc. (Machinery)	1,260	90,972
Doximity, Inc.* - Class A (Health Care Technology)	1,280	31,091
Dropbox, Inc.* - Class A (Software)	2,686	62,208
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,017	63,257
Duolingo, Inc.* (Diversified Consumer Services)	375	84,656
Dynatrace, Inc.* (Software)	2,515	113,955
Eagle Materials, Inc. (Construction Materials)	362	90,757
East West Bancorp, Inc. (Banks)	1,479	110,170
EastGroup Properties, Inc. (Industrial REITs)	501	77,835
elf Beauty, Inc.* (Personal Care Products)	581	94,430
EMCOR Group, Inc. (Construction & Engineering)	494	176,442
Encompass Health Corp. (Health Care Providers & Services)	1,051	87,632
EnerSys (Electrical Equipment)	424	38,351
Enovis Corp.* (Health Care Equipment & Supplies)	521	28,775
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,797	35,365
EPR Properties (Specialized REITs)	790	32,066
Equitable Holdings, Inc. (Financial Services)	3,291	121,471
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,542	61,453
Equity LifeStyle Properties, Inc. (Residential REITs)	1,956	117,927
Erie Indemnity Co. - Class A (Insurance)	262	100,257
Esab Corp. (Machinery)	594	62,893
Essent Group, Ltd. (Financial Services)	1,118	59,220
Essential Utilities, Inc. (Water Utilities)	2,638	96,498
Euronet Worldwide, Inc.* (Financial Services)	459	47,130
Evercore, Inc. (Capital Markets)	364	66,066
Exelixis, Inc.* (Biotechnology)	3,180	74,603
ExlService Holdings, Inc.* (Professional Services)	1,729	50,141
Exponent, Inc. (Professional Services)	532	48,896
F.N.B. Corp. (Banks)	3,762	50,185
Federated Hermes, Inc. (Capital Markets)	857	28,152
Fidelity National Financial, Inc. (Insurance)	2,712	134,244
First American Financial Corp. (Insurance)	1,083	58,016
First Financial Bankshares, Inc. (Banks)	1,346	39,788
First Horizon Corp. (Banks)	5,859	87,415
First Industrial Realty Trust, Inc. (Industrial REITs)	1,388	63,043
FirstCash Holdings, Inc. (Consumer Finance)	389	43,949
Five Below, Inc.* (Specialty Retail)	579	84,731
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	1,118	123,349
Flowers Foods, Inc. (Food Products)	2,014	50,229
Flowserve Corp. (Machinery)	1,376	64,892
Fluor Corp.* (Construction & Engineering)	1,787	72,070
Fortune Brands Innovations, Inc. (Building Products)	1,322	96,638
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,320	53,685
FTI Consulting, Inc.* (Professional Services)	366	78,262
GameStop Corp.*(a) - Class A (Specialty Retail)	2,814	31,207
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,801	119,688
GATX Corp. (Trading Companies & Distributors)	373	45,640
Genpact, Ltd. (Professional Services)	1,731	53,211
Gentex Corp. (Automobile Components)	2,446	83,898
Glacier Bancorp, Inc. (Banks)	1,163	42,077
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,210	60,246
GoDaddy, Inc.* - Class A (IT Services)	1,478	180,878
Graco, Inc. (Machinery)	1,771	142,034
Graham Holdings Co. - Class B (Diversified Consumer Services)	37	25,951
Grand Canyon Education, Inc.* (Diversified Consumer Services)	310	40,306
Graphic Packaging Holding Co. (Containers & Packaging)	3,209	82,953
Greif, Inc. - Class A (Containers & Packaging)	267	16,362
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,041	27,035
GXO Logistics, Inc.* (Air Freight & Logistics)	1,249	62,025
H&R Block, Inc. (Diversified Consumer Services)	1,463	69,097
Haemonetics Corp.* (Health Care Equipment & Supplies)	533	49,009
Halozyme Therapeutics, Inc.* (Biotechnology)	1,385	52,769
Hancock Whitney Corp. (Banks)	904	41,033
Harley-Davidson, Inc. (Automobiles)	1,329	45,704
Healthcare Realty Trust, Inc. (Health Care REITs)	3,993	56,820
HealthEquity, Inc.* (Health Care Providers & Services)	899	70,940
Helen of Troy, Ltd.* (Household Durables)	250	23,178

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hertz Global Holdings, Inc.* (Ground Transportation)	1,373	$6,247
Hexcel Corp. (Aerospace & Defense)	885	56,826
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,636	88,753
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	747	31,105
Home BancShares, Inc. (Banks)	1,964	46,508
Houlihan Lokey, Inc. (Capital Markets)	547	69,737
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	463	68,890
IDACORP, Inc. (Electric Utilities)	531	50,328
Independence Realty Trust, Inc. (Residential REITs)	2,353	37,107
Ingredion, Inc. (Food Products)	684	78,380
Insperity, Inc. (Professional Services)	372	38,290
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	714	20,827
Interactive Brokers Group, Inc. (Capital Markets)	1,123	129,279
International Bancshares Corp. (Banks)	560	31,164
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	310	26,034
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,299	39,996
ITT, Inc. (Machinery)	861	111,362
Janus Henderson Group PLC (Capital Markets)	1,389	43,365
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	661	73,206
Jefferies Financial Group, Inc. (Capital Markets)	1,779	76,604
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	499	90,169
KB Home (Household Durables)	771	49,930
KBR, Inc. (Professional Services)	1,415	91,890
Kemper Corp. (Insurance)	635	37,027
Kilroy Realty Corp. (Office REITs)	1,120	37,856
Kinsale Capital Group, Inc. (Insurance)	231	83,911
Kirby Corp.* (Marine Transportation)	620	67,661
Kite Realty Group Trust (Retail REITs)	2,300	50,140
Knife River Corp.* (Construction Materials)	594	46,445
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,692	78,221
Kyndryl Holdings, Inc.* (IT Services)	2,412	47,420
Lamar Advertising Co. - Class A (Specialized REITs)	919	106,466
Lancaster Colony Corp. (Food Products)	213	40,643
Landstar System, Inc. (Ground Transportation)	377	65,753
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	718	47,776
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,448	99,332
Lear Corp. (Automobile Components)	598	75,270
Leggett & Platt, Inc. (Household Durables)	1,398	25,262
Lennox International, Inc. (Building Products)	335	155,246
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	945	84,351
Lincoln Electric Holdings, Inc. (Machinery)	600	131,718
Lithia Motors, Inc. (Specialty Retail)	289	73,516
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	261	60,197
LivaNova PLC* (Health Care Equipment & Supplies)	566	31,555
Louisiana-Pacific Corp. (Paper & Forest Products)	674	49,330
Lumentum Holdings, Inc.* (Communications Equipment)	707	30,938
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	574	58,519
Macy's, Inc. (Broadline Retail)	2,874	52,968
Manhattan Associates, Inc.* (Software)	647	133,320
ManpowerGroup, Inc. (Professional Services)	512	38,630
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	346	33,254
Masimo Corp.* (Health Care Equipment & Supplies)	465	62,501
MasTec, Inc.* (Construction & Engineering)	635	56,318
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,162	72,393
Mattel, Inc.* (Leisure Products)	3,704	67,858
Maximus, Inc. (Professional Services)	640	51,379
MDU Resources Group, Inc. (Construction & Engineering)	2,135	52,735
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	245	95,146
MGIC Investment Corp. (Financial Services)	2,857	57,940
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	660	78,527
Morningstar, Inc. (Capital Markets)	274	77,446
MP Materials Corp.*(a) (Metals & Mining)	1,509	24,144
MSA Safety, Inc. (Commercial Services & Supplies)	389	70,176
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	479	43,704
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,521	67,897
Murphy USA, Inc. (Specialty Retail)	198	81,936
National Fuel Gas Co. (Gas Utilities)	967	51,348
National Storage Affiliates Trust (Specialized REITs)	811	28,417
Neogen Corp.* (Health Care Equipment & Supplies)	2,064	25,449
Neurocrine Biosciences, Inc.* (Biotechnology)	1,043	143,454
New Jersey Resources Corp. (Gas Utilities)	1,030	45,001
New York Community Bancorp, Inc. (Banks)	7,569	20,058
NewMarket Corp. (Chemicals)	74	38,992
Nexstar Media Group, Inc. (Media)	338	54,100
NNN REIT, Inc. (Retail REITs)	1,915	77,616
Nordstrom, Inc. (Broadline Retail)	1,020	19,390
Northwestern Energy Group, Inc. (Multi-Utilities)	642	32,382
NOV, Inc. (Energy Equipment & Services)	4,131	76,382
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	375	58,688
nVent Electric PLC (Electrical Equipment)	1,740	125,402
OGE Energy Corp. (Electric Utilities)	2,100	72,765
Old National Bancorp (Banks)	3,293	54,466

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Old Republic International Corp. (Insurance)	2,734	$81,637
Olin Corp. (Chemicals)	1,261	65,925
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	647	47,322
Omega Healthcare Investors, Inc. (Health Care REITs)	2,572	78,215
ONE Gas, Inc. (Gas Utilities)	581	37,486
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	515	95,527
Option Care Health, Inc.* (Health Care Providers & Services)	1,858	55,536
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	564	36,000
Oshkosh Corp. (Machinery)	687	77,129
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,651	136,050
Owens Corning (Building Products)	933	156,940
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,201	35,502
Paylocity Holding Corp.* (Professional Services)	455	70,598
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,140	60,728
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,562	25,835
Penske Automotive Group, Inc. (Specialty Retail)	204	31,194
Penumbra, Inc.* (Health Care Equipment & Supplies)	404	79,374
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,632	110,780
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	4,824	80,802
Perrigo Co. PLC (Pharmaceuticals)	1,421	46,410
Pilgrim's Pride Corp.* (Food Products)	422	15,200
Pinnacle Financial Partners, Inc. (Banks)	798	61,207
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	895	53,557
PNM Resources, Inc. (Electric Utilities)	899	33,317
Polaris, Inc. (Leisure Products)	556	47,349
Portland General Electric Co. (Electric Utilities)	1,060	45,824
Post Holdings, Inc.* (Food Products)	528	56,047
PotlatchDeltic Corp. (Specialized REITs)	832	33,288
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	596	39,765
Primerica, Inc. (Insurance)	368	77,964
Progyny, Inc.* (Health Care Providers & Services)	874	28,020
Prosperity Bancshares, Inc. (Banks)	983	60,917
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	3,116	157,046
PVH Corp. (Textiles, Apparel & Luxury Goods)	625	68,000
Qualys, Inc.* (Software)	386	63,269
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	519	21,045
R1 RCM, Inc.* (Health Care Providers & Services)	2,065	25,379
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,127	61,782
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,531	90,888
Rayonier, Inc. (Specialized REITs)	1,431	42,443
RBC Bearings, Inc.* (Machinery)	305	74,588
Regal Rexnord Corp. (Electrical Equipment)	695	112,152
Reinsurance Group of America, Inc. (Insurance)	691	129,210
Reliance, Inc. (Metals & Mining)	603	171,685
RenaissanceRe Holdings, Ltd. (Insurance)	553	121,245
Repligen Corp.* (Life Sciences Tools & Services)	545	89,489
Rexford Industrial Realty, Inc. (Industrial REITs)	2,211	94,653
RH* (Specialty Retail)	161	39,775
RLI Corp. (Insurance)	421	59,508
Roivant Sciences, Ltd.* (Biotechnology)	3,553	38,728
Royal Gold, Inc. (Metals & Mining)	689	82,770
RPM International, Inc. (Chemicals)	1,352	144,541
Ryder System, Inc. (Ground Transportation)	464	56,538
Sabra Health Care REIT, Inc. (Health Care REITs)	2,423	33,728
Saia, Inc.* (Ground Transportation)	279	110,716
Science Applications International Corp. (Professional Services)	546	70,270
SEI Investments Co. (Capital Markets)	1,045	68,918
Selective Insurance Group, Inc. (Insurance)	636	64,649
Sensata Technologies Holding PLC (Electrical Equipment)	1,587	60,798
Service Corp. International (Diversified Consumer Services)	1,549	111,079
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	388	128,113
Silgan Holdings, Inc. (Containers & Packaging)	849	39,614
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	334	40,578
Simpson Manufacturing Co., Inc. (Building Products)	448	77,903
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,401	92,537
SLM Corp. (Consumer Finance)	2,310	48,949
Sonoco Products Co. (Containers & Packaging)	1,028	57,619
Sotera Health Co.* (Life Sciences Tools & Services)	1,302	14,582
SouthState Corp. (Banks)	798	60,409
Southwest Gas Holdings, Inc. (Gas Utilities)	630	47,011
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,549	86,502
Spire, Inc. (Gas Utilities)	577	35,653
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,066	70,388
STAG Industrial, Inc. (Industrial REITs)	1,904	65,479
Starwood Property Trust, Inc. (Mortgage REITs)	3,119	59,167
Stericycle, Inc.* (Commercial Services & Supplies)	971	43,433
Stifel Financial Corp. (Capital Markets)	1,070	85,514
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	412	37,064
Synovus Financial Corp. (Banks)	1,535	54,938
Taylor Morrison Home Corp.* (Household Durables)	1,126	63,067

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	815	$96,039
TEGNA, Inc. (Media)	2,065	28,167
Tempur Sealy International, Inc. (Household Durables)	1,807	90,458
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,065	119,589
Teradata Corp.* (Software)	1,026	38,065
Terex Corp. (Machinery)	703	39,403
Tetra Tech, Inc. (Commercial Services & Supplies)	561	109,237
Texas Capital Bancshares, Inc.* (Banks)	496	28,470
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	700	112,546
The Boston Beer Co., Inc.* - Class A (Beverages)	99	27,563
The Brink's Co. (Commercial Services & Supplies)	471	41,194
The Carlyle Group, Inc. (Capital Markets)	2,271	101,741
The Chemours Co. (Chemicals)	1,557	41,650
The Gap, Inc. (Specialty Retail)	2,255	46,273
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,972	35,545
The Hanover Insurance Group, Inc. (Insurance)	375	48,683
The Middleby Corp.* (Machinery)	563	78,240
The New York Times Co. - Class A (Media)	1,716	73,839
The Scotts Miracle-Gro Co. (Chemicals)	440	30,158
The Timken Co. (Machinery)	681	60,759
The Toro Co. (Machinery)	1,095	95,911
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,751	35,002
The Western Union Co. (Financial Services)	3,674	49,379
Thor Industries, Inc. (Automobiles)	560	55,676
TKO Group Holdings, Inc. (Entertainment)	628	59,453
Toll Brothers, Inc. (Household Durables)	1,094	130,306
TopBuild Corp.* (Household Durables)	332	134,351
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	759	33,047
Trex Co., Inc.* (Building Products)	1,139	100,858
UFP Industries, Inc. (Building Products)	649	73,142
UGI Corp. (Gas Utilities)	2,197	56,154
UMB Financial Corp. (Banks)	457	36,405
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,977	13,305
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,998	13,027
United Bankshares, Inc. (Banks)	1,412	45,834
United States Steel Corp. (Metals & Mining)	2,347	85,666
United Therapeutics Corp.* (Biotechnology)	493	115,525
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	457	72,197
Unum Group (Insurance)	1,907	96,685
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,373	119,243
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	399	75,559
Valaris, Ltd.* (Energy Equipment & Services)	658	42,809
Valley National Bancorp (Banks)	4,471	31,342
Valmont Industries, Inc. (Construction & Engineering)	220	45,056
Valvoline, Inc.* (Specialty Retail)	1,360	57,827
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,323	30,614
Visteon Corp.* (Automobile Components)	292	32,304
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,525	267,336
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,618	65,739
Vornado Realty Trust (Office REITs)	1,675	43,599
Voya Financial, Inc. (Financial Services)	1,081	73,681
Watsco, Inc. (Trading Companies & Distributors)	327	146,405
Watts Water Technologies, Inc. - Class A (Machinery)	287	56,958
Weatherford International PLC* (Energy Equipment & Services)	757	93,581
Webster Financial Corp. (Banks)	1,805	79,113
Werner Enterprises, Inc. (Ground Transportation)	665	22,743
WESCO International, Inc. (Trading Companies & Distributors)	460	70,265
Westlake Corp. (Chemicals)	336	49,513
WEX, Inc.* (Financial Services)	448	94,644
Whirlpool Corp. (Household Durables)	577	54,734
Williams-Sonoma, Inc. (Specialty Retail)	674	193,289
Wingstop, Inc. (Hotels, Restaurants & Leisure)	308	118,514
Wintrust Financial Corp. (Banks)	642	62,043
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,319	35,653
Woodward, Inc. (Aerospace & Defense)	633	102,774
WP Carey, Inc. (Diversified REITs)	2,293	125,748
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	869	63,880
XPO, Inc.* (Ground Transportation)	1,219	130,994
YETI Holdings, Inc.* (Leisure Products)	910	32,505
Ziff Davis, Inc.* (Interactive Media & Services)	482	24,153
Zions Bancorp NA (Banks)	1,553	63,331
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,105	49,245
TOTAL COMMON STOCKS
(Cost $16,329,846)		26,997,898

Repurchase Agreements(b)(c)  (34.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $13,606,958	$13,605,000	$13,605,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,605,000)		13,605,000

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Collateral for Securities Loaned(d)  (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	160,905	$160,905
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $160,905)		160,905
TOTAL INVESTMENT SECURITIES
(Cost $30,095,751) - 101.8%		40,763,803
Net other assets (liabilities) - (1.8)%		(718,474)
NET ASSETS - 100.0%		$40,045,329

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $152,042.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $9,224,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	12	6/24/24	$3,452,640	$(114,427)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/28/24	5.83%	$19,633,160	$(368,398)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/28/24	5.60%	7,419,002	(136,292)
				$27,052,162	$(504,690)

S&P MidCap 400	UBS AG	5/28/24	5.68%	$15,695,263	$(282,303)
SPDR S&P MidCap 400 ETF	UBS AG	5/28/24	5.63%	6,950,059	(127,683)
				$22,645,322	$(409,986)
				$49,697,484	$(914,676)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$353,510	0.9%
Air Freight & Logistics	62,025	0.2%
Automobile Components	347,961	0.9%
Automobiles	101,379	0.3%
Banks	1,421,405	3.5%
Beverages	178,861	0.4%
Biotechnology	517,560	1.3%
Broadline Retail	119,680	0.3%
Building Products	971,147	2.5%
Capital Markets	802,238	2.0%
Chemicals	634,558	1.6%
Commercial Services & Supplies	363,880	0.9%
Communications Equipment	101,254	0.3%
Construction & Engineering	650,045	1.6%
Construction Materials	137,202	0.3%
Consumer Finance	202,042	0.5%
Consumer Staples Distribution & Retail	451,763	1.1%
Containers & Packaging	468,470	1.2%
Diversified Consumer Services	331,089	0.8%
Diversified REITs	125,748	0.3%
Diversified Telecommunication Services	93,681	0.2%
Electric Utilities	237,944	0.6%
Electrical Equipment	416,159	1.0%
Electronic Equipment, Instruments & Components	672,803	1.7%
Energy Equipment & Services	280,046	0.7%
Entertainment	59,453	0.1%
Financial Services	503,465	1.3%
Food Products	311,384	0.8%
Gas Utilities	272,653	0.7%
Ground Transportation	489,729	1.2%
Health Care Equipment & Supplies	656,478	1.6%
Health Care Providers & Services	579,821	1.4%
Health Care REITs	168,763	0.4%
Health Care Technology	31,091	0.1%
Hotel & Resort REITs	35,502	0.1%
Hotels, Restaurants & Leisure	983,743	2.5%
Household Durables	571,286	1.4%
Household Products	104,477	0.3%
Independent Power and Renewable Electricity Producers	303,336	0.8%
Industrial REITs	301,010	0.8%
Insurance	1,243,267	3.1%
Interactive Media & Services	73,398	0.2%
IT Services	228,298	0.6%
Leisure Products	205,853	0.5%
Life Sciences Tools & Services	305,757	0.8%
Machinery	1,296,523	3.2%
Marine Transportation	67,661	0.2%
Media	156,106	0.4%
Metals & Mining	583,931	1.5%
Mortgage REITs	157,459	0.4%
Multi-Utilities	71,526	0.2%
Office REITs	146,166	0.4%
Oil, Gas & Consumable Fuels	1,242,361	3.1%
Paper & Forest Products	49,330	0.1%
Personal Care Products	215,330	0.5%
Pharmaceuticals	119,616	0.3%
Professional Services	760,535	1.9%
Real Estate Management & Development	90,169	0.2%
Residential REITs	332,609	0.8%
Retail REITs	257,610	0.6%
Semiconductors & Semiconductor Equipment	726,348	1.8%
Software	646,151	1.6%
Specialized REITs	457,726	1.1%
Specialty Retail	1,050,204	2.6%
Technology Hardware, Storage & Peripherals	157,046	0.4%
Textiles, Apparel & Luxury Goods	364,468	0.9%
Trading Companies & Distributors	481,311	1.2%
Water Utilities	96,498	0.2%
Other **	13,047,431	32.6%
Total	$40,045,329	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks (76.3%)

	Shares	Value
Adobe, Inc.* (Software)	21,895	$10,133,663
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	78,273	12,396,877
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	21,222	3,365,173
Alphabet, Inc.* - Class A (Interactive Media & Services)	110,526	17,991,422
Alphabet, Inc.* - Class C (Interactive Media & Services)	106,362	17,511,440
Amazon.com, Inc.* (Broadline Retail)	194,820	34,093,500
American Electric Power Co., Inc. (Electric Utilities)	25,490	2,192,905
Amgen, Inc. (Biotechnology)	25,961	7,111,757
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	24,024	4,819,455
ANSYS, Inc.* (Software)	4,215	1,369,369
Apple, Inc. (Technology Hardware, Storage & Peripherals)	289,618	49,330,634
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	40,250	7,995,663
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,183	3,649,542
AstraZeneca PLCADR (Pharmaceuticals)	28,210	2,140,575
Atlassian Corp.* - Class A (Software)	7,623	1,313,443
Autodesk, Inc.* (Software)	10,363	2,205,765
Automatic Data Processing, Inc. (Professional Services)	19,900	4,813,611
Baker Hughes Co. (Energy Equipment & Services)	48,487	1,581,646
Biogen, Inc.* (Biotechnology)	7,042	1,512,762
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,655	5,713,109
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	22,449	29,189,760
Cadence Design Systems, Inc.* (Software)	13,188	3,635,008
CDW Corp. (Electronic Equipment, Instruments & Components)	6,502	1,572,574
Charter Communications, Inc.* - Class A (Media)	7,035	1,800,538
Cintas Corp. (Commercial Services & Supplies)	4,910	3,232,449
Cisco Systems, Inc. (Communications Equipment)	196,154	9,215,315
Coca-Cola Europacific Partners PLC (Beverages)	22,129	1,593,731
Cognizant Technology Solutions Corp. - Class A (IT Services)	24,119	1,584,136
Comcast Corp. - Class A (Media)	191,952	7,315,291
Constellation Energy Corp. (Electric Utilities)	15,340	2,852,319
Copart, Inc.* (Commercial Services & Supplies)	46,577	2,529,597
CoStar Group, Inc.* (Real Estate Management & Development)	19,786	1,811,013
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	21,495	15,538,735
Crowdstrike Holdings, Inc.* - Class A (Software)	11,026	3,225,546
CSX Corp. (Ground Transportation)	94,907	3,152,810
Datadog, Inc.* - Class A (Software)	14,821	1,860,036
Dexcom, Inc.* (Health Care Equipment & Supplies)	18,675	2,379,008
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	8,645	1,738,769
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	10,554	1,248,011
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	18,251	2,359,124
Electronic Arts, Inc. (Entertainment)	12,952	1,642,573
Exelon Corp. (Electric Utilities)	48,422	1,819,699
Fastenal Co. (Trading Companies & Distributors)	27,722	1,883,433
Fortinet, Inc.* (Software)	36,965	2,335,449
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	22,060	1,681,854
Gilead Sciences, Inc. (Biotechnology)	60,350	3,934,820
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	26,537	1,297,129
Honeywell International, Inc. (Industrial Conglomerates)	31,593	6,088,919
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,025	1,983,359
Illumina, Inc.* (Life Sciences Tools & Services)	7,698	947,239
Intel Corp. (Semiconductors & Semiconductor Equipment)	204,818	6,240,804
Intuit, Inc. (Software)	13,563	8,485,284
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	17,067	6,325,372
Keurig Dr Pepper, Inc. (Beverages)	67,220	2,265,314
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,550	4,514,850
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,350	5,679,504
Linde PLC (Chemicals)	23,329	10,287,156
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,866	2,115,280
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	14,023	3,311,251
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	41,879	2,760,245
MercadoLibre, Inc.* (Broadline Retail)	2,455	3,581,109
Meta Platforms, Inc. - Class A (Interactive Media & Services)	65,645	28,238,510
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,179	2,407,944
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	53,476	6,040,649
Microsoft Corp. (Software)	139,361	54,257,417
Moderna, Inc.* (Biotechnology)	18,509	2,041,728
Mondelez International, Inc. - Class A (Food Products)	65,228	4,692,502
MongoDB, Inc.* (IT Services)	3,497	1,277,034
Monster Beverage Corp.* (Beverages)	50,413	2,694,575
Netflix, Inc.* (Entertainment)	20,964	11,543,616
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	46,889	40,513,033
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	12,424	3,182,905
Old Dominion Freight Line, Inc. (Ground Transportation)	10,545	1,916,132
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	20,703	1,452,522

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	2,861	$2,898,937
PACCAR, Inc. (Machinery)	25,379	2,692,966
Palo Alto Networks, Inc.* (Software)	15,653	4,553,301
Paychex, Inc. (Professional Services)	17,500	2,079,175
PayPal Holdings, Inc.* (Financial Services)	51,919	3,526,338
PDD Holdings, Inc.*ADR (Broadline Retail)	32,356	4,050,324
PepsiCo, Inc. (Beverages)	66,581	11,712,264
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	54,061	8,966,017
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,229	4,657,261
Roper Technologies, Inc. (Software)	5,184	2,651,409
Ross Stores, Inc. (Specialty Retail)	16,309	2,112,831
Sirius XM Holdings, Inc.(a) (Media)	186,139	547,249
Starbucks Corp. (Hotels, Restaurants & Leisure)	54,847	4,853,411
Synopsys, Inc.* (Software)	7,390	3,921,060
Take-Two Interactive Software, Inc.* (Entertainment)	8,264	1,180,182
Tesla, Inc.* (Automobiles)	90,415	16,571,261
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	44,049	7,771,125
The Kraft Heinz Co. (Food Products)	58,767	2,268,994
The Trade Desk, Inc.* - Class A (Media)	21,558	1,786,080
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	57,495	9,438,954
Verisk Analytics, Inc. (Professional Services)	6,947	1,514,168
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,514	4,915,624
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	41,780	740,759
Warner Bros. Discovery, Inc.* (Entertainment)	118,189	869,871
Workday, Inc.* - Class A (Software)	10,124	2,477,647
Xcel Energy, Inc. (Electric Utilities)	26,895	1,445,068
Zscaler, Inc.* (Software)	7,185	1,242,574
TOTAL COMMON STOCKS
(Cost $247,567,654)		639,960,141

Repurchase Agreements(b)(c)  (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $212,600,591	$212,570,000	$212,570,000
TOTAL REPURCHASE AGREEMENTS
(Cost $212,570,000)		212,570,000

Collateral for Securities Loaned(d)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.23%(e)	1,835,044	$1,835,044
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,835,044)		1,835,044
TOTAL INVESTMENT SECURITIES
(Cost $461,972,698) - 101.9%		854,365,185
Net other assets (liabilities) - (1.9)%		(15,884,825)
NET ASSETS - 100.0%		$838,480,360

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2024. The total value of securities on loan as of April 30, 2024 was $1,752,002.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $170,276,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	76	6/24/24	$26,708,300	$(919,598)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	5/28/24	5.73%	$109,183,535	$(2,116,070)
Nasdaq-100 Index	Goldman Sachs International	5/28/24	5.93%	544,502,530	(11,204,670)
				$653,686,065	$(13,320,740)

Invesco QQQ Trust, Series 1 ETF	UBS AG	5/28/24	5.83%	$120,642,600	$(2,338,498)
Nasdaq-100 Index	UBS AG	5/28/24	6.13%	237,964,262	(4,708,041)
				$358,606,862	$(7,046,539)
				$1,012,292,927	$(20,367,279)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Automobiles	$16,571,261	2.0%
Beverages	18,265,883	2.2%
Biotechnology	24,173,952	2.9%
Broadline Retail	41,724,933	5.0%
Chemicals	10,287,156	1.2%
Commercial Services & Supplies	5,762,046	0.7%
Communications Equipment	9,215,315	1.1%
Consumer Staples Distribution & Retail	17,527,505	2.1%
Electric Utilities	8,309,991	1.0%
Electronic Equipment, Instruments & Components	1,572,574	0.2%
Energy Equipment & Services	1,581,646	0.2%
Entertainment	15,236,242	1.8%
Financial Services	3,526,338	0.4%
Food Products	6,961,496	0.8%
Ground Transportation	5,068,942	0.6%
Health Care Equipment & Supplies	12,369,593	1.5%
Hotels, Restaurants & Leisure	19,602,068	2.3%
Industrial Conglomerates	6,088,919	0.7%
Interactive Media & Services	63,741,372	7.6%
IT Services	2,861,170	0.4%
Life Sciences Tools & Services	947,239	0.1%
Machinery	2,692,966	0.3%
Media	11,449,158	1.4%
Oil, Gas & Consumable Fuels	1,738,769	0.2%
Pharmaceuticals	2,140,575	0.3%
Professional Services	8,406,954	1.0%
Real Estate Management & Development	1,811,013	0.2%
Semiconductors & Semiconductor Equipment	148,878,025	17.7%
Software	103,666,971	12.3%
Specialty Retail	5,011,768	0.6%
Technology Hardware, Storage & Peripherals	49,330,634	5.9%
Textiles, Apparel & Luxury Goods	2,115,280	0.3%
Trading Companies & Distributors	1,883,433	0.2%
Wireless Telecommunication Services	9,438,954	1.1%
Other **	198,520,219	23.7%
Total	$838,480,360	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (93.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $4,080,587	$4,080,000	$4,080,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,080,000)		4,080,000
TOTAL INVESTMENT SECURITIES
(Cost $4,080,000) - 93.5%		4,080,000
Net other assets (liabilities) - 6.5%		282,009
NET ASSETS - 100.0%		$4,362,009

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $602,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	5/28/24	(4.83)%	$(2,448,992)	$59,619
S&P China Select ADR Index (USD)	UBS AG	5/28/24	(4.08)%	(6,305,705)	134,081
				$(8,754,697)	$193,700

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (89.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,856,267	$1,856,000	$1,856,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,856,000)		1,856,000
TOTAL INVESTMENT SECURITIES
(Cost $1,856,000) - 89.9%		1,856,000
Net other assets (liabilities) - 10.1%		207,477
NET ASSETS - 100.0%		$2,063,477

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $741,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/28/24	(5.68)%	$(1,174,638)	$12,680
Dow Jones Industrial Average	UBS AG	5/28/24	(5.18)%	(2,934,099)	44,668
				$(4,108,737)	$57,348

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (68.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $304,044	$304,000	$304,000
TOTAL REPURCHASE AGREEMENTS
(Cost $304,000)		304,000
TOTAL INVESTMENT SECURITIES
(Cost $304,000) - 68.0%		304,000
Net other assets (liabilities) - 32.0%		143,061
NET ASSETS - 100.0%		$447,061

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $76,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	5/28/24	(4.98)%	$(477,866)	$8,525
S&P Emerging 50 ADR Index (USD)	UBS AG	5/28/24	(4.83)%	(411,576)	2,747
				$(889,442)	$11,272

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (92.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,713,247	$1,713,000	$1,713,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,713,000)		1,713,000
TOTAL INVESTMENT SECURITIES
(Cost $1,713,000) - 92.4%		1,713,000
Net other assets (liabilities) - 7.6%		140,145
NET ASSETS - 100.0%		$1,853,145

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $183,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/28/24	(5.13)%	$(1,769,879)	$25,913
MSCI EAFE Index	UBS AG	5/28/24	(5.03)%	(1,936,667)	25,407
				$(3,706,546)	$51,320

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (35.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $204,029	$204,000	$204,000
TOTAL REPURCHASE AGREEMENTS
(Cost $204,000)		204,000
TOTAL INVESTMENT SECURITIES
(Cost $204,000) - 35.7%		204,000
Net other assets (liabilities)(c) - 64.3%		366,844
NET ASSETS - 100.0%		$570,844

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $110,000.
(c)	Amount includes $336,576 of net capital subscriptions.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	5	6/14/24	$(954,750)	$13,317

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/28/24	(5.58)%	$(182,150)	$1,178

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $1,050,151	$1,050,000	$1,050,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,050,000)		1,050,000
TOTAL INVESTMENT SECURITIES
(Cost $1,050,000) - 94.0%		1,050,000
Net other assets (liabilities) - 6.0%		67,203
NET ASSETS - 100.0%		$1,117,203

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $158,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	5/28/24	(4.83)%	$(1,209,786)	$26,269
S&P Latin America 35 ADR Index (USD)	UBS AG	5/28/24	(4.83)%	(1,025,115)	18,767
				$(2,234,901)	$45,036

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (75.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $534,077	$534,000	$534,000
TOTAL REPURCHASE AGREEMENTS
(Cost $534,000)		534,000
TOTAL INVESTMENT SECURITIES
(Cost $534,000) - 75.4%		534,000
Net other assets (liabilities) - 24.6%		174,641
NET ASSETS - 100.0%		$708,641

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $221,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/28/24	(5.43)%	$(850,894)	$9,939
S&P MidCap 400	UBS AG	5/28/24	(5.33)%	(573,366)	10,307
				$(1,424,260)	$20,246

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (93.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $14,156,037	$14,154,000	$14,154,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,154,000)		14,154,000
TOTAL INVESTMENT SECURITIES
(Cost $14,154,000) - 93.1%		14,154,000
Net other assets (liabilities) - 6.9%		1,055,136
NET ASSETS - 100.0%		$15,209,136

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $5,353,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	6/24/24	$(2,108,550)	$50,714

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/28/24	(5.68)%	$(4,307,852)	$41,139
Nasdaq-100 Index	UBS AG	5/28/24	(5.48)%	(24,068,152)	475,737
				$(28,376,004)	$516,876

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (93.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $3,798,547	$3,798,000	$3,798,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,798,000)		3,798,000
TOTAL INVESTMENT SECURITIES
(Cost $3,798,000) - 93.5%		3,798,000
Net other assets (liabilities) - 6.5%		266,200
NET ASSETS - 100.0%		$4,064,200

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,326,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	6/24/24	$(595,680)	$28,042

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/28/24	(5.33)%	$(2,281,840)	$37,056
Russell 2000 Index	UBS AG	5/28/24	(5.18)%	(5,301,922)	113,804
				$(7,583,762)	$150,860

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (73.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	324	$2,939
1st Source Corp. (Banks)	205	10,168
23andMe Holding Co.* - Class A (Health Care Providers & Services)	3,868	1,943
2seventy bio, Inc.* (Biotechnology)	630	2,873
2U, Inc.* (Diversified Consumer Services)	998	248
374Water, Inc.* (Machinery)	768	1,144
3D Systems Corp.* (Machinery)	1,626	5,447
4D Molecular Therapeutics, Inc.* (Biotechnology)	505	12,085
5E Advanced Materials, Inc.* (Metals & Mining)	490	564
89bio, Inc.* (Biotechnology)	983	8,365
8x8, Inc.* (Software)	1,536	3,395
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	276	1,573
A10 Networks, Inc. (Software)	879	11,480
Aadi Bioscience, Inc.* (Biotechnology)	203	390
AAON, Inc. (Building Products)	843	79,318
AAR Corp.* (Aerospace & Defense)	421	29,108
Abercrombie & Fitch Co.* (Specialty Retail)	607	73,762
ABM Industries, Inc. (Commercial Services & Supplies)	784	34,261
Acacia Research Corp.* (Financial Services)	473	2,304
Academy Sports & Outdoors, Inc. (Specialty Retail)	899	52,412
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,524	25,466
Acadia Realty Trust (Retail REITs)	1,249	21,583
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	663	7,121
ACCO Brands Corp. (Commercial Services & Supplies)	1,149	5,538
Accolade, Inc.* (Health Care Providers & Services)	863	6,585
Accuray, Inc.* (Health Care Equipment & Supplies)	1,174	2,501
ACELYRIN, Inc.* (Biotechnology)	904	3,779
ACI Worldwide, Inc.* (Software)	1,350	46,035
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	865	1,047
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	608	15,516
ACNB Corp. (Banks)	103	3,352
Acrivon Therapeutics, Inc.* (Biotechnology)	151	1,373
Actinium Pharmaceuticals, Inc.* (Biotechnology)	345	2,657
Acushnet Holdings Corp. (Leisure Products)	377	22,989
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,581	27,588
AdaptHealth Corp.* (Health Care Providers & Services)	1,190	11,722
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,413	3,702
Addus HomeCare Corp.* (Health Care Providers & Services)	195	18,749
Adeia, Inc. (Software)	1,331	13,097
Adicet Bio, Inc.* (Biotechnology)	664	989
Adient PLC* (Automobile Components)	1,137	33,962
ADMA Biologics, Inc.* (Biotechnology)	2,651	17,285
Adtalem Global Education, Inc.* (Diversified Consumer Services)	487	24,165
ADTRAN Holdings, Inc. (Communications Equipment)	971	4,253
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	468	44,853
AdvanSix, Inc. (Chemicals)	324	8,184
Advantage Solutions, Inc.* (Media)	1,081	4,605
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	343	4,109
Aerovate Therapeutics, Inc.* (Biotechnology)	139	2,781
AeroVironment, Inc.* (Aerospace & Defense)	335	53,530
AerSale Corp.* (Aerospace & Defense)	419	2,987
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	201	627
AFC Gamma, Inc. (Mortgage REITs)	204	2,448
Agenus, Inc.* (Biotechnology)	237	2,872
Agiliti, Inc.* (Health Care Providers & Services)	368	3,735
Agilysys, Inc.* (Software)	252	20,929
Agios Pharmaceuticals, Inc.* (Biotechnology)	691	22,458
Air Transport Services Group, Inc.* (Air Freight & Logistics)	640	8,205
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	154	849
Akero Therapeutics, Inc.* (Biotechnology)	765	15,216
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,186	696
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	289	1,104
Alamo Group, Inc. (Machinery)	126	24,492
Alarm.com Holdings, Inc.* (Software)	596	39,634
Albany International Corp. (Machinery)	389	31,023
Aldeyra Therapeutics, Inc.* (Biotechnology)	580	2,285
Alector, Inc.* (Biotechnology)	900	4,572
Alerus Financial Corp. (Financial Services)	223	4,393
Alexander & Baldwin, Inc. (Diversified REITs)	902	14,856
Alexander's, Inc. (Retail REITs)	26	5,501
Alico, Inc. (Food Products)	88	2,456
Alight, Inc.* - Class A (Professional Services)	5,154	46,489
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,059	5,454
Alkami Technology, Inc.* (Software)	505	12,155
Alkermes PLC* (Biotechnology)	2,063	50,626
Allakos, Inc.* (Biotechnology)	836	878
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,205	727
Allegiant Travel Co. (Passenger Airlines)	196	10,694
ALLETE, Inc. (Electric Utilities)	719	42,579
Allient, Inc. (Electrical Equipment)	161	4,732
Allogene Therapeutics, Inc.* (Biotechnology)	1,176	3,246
Allovir, Inc.* (Biotechnology)	633	503
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	289	6,320
Alpha Metallurgical Resources, Inc. (Metals & Mining)	144	47,105

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,147	$14,475
Alpine Immune Sciences, Inc.* (Biotechnology)	478	30,874
Alpine Income Property Trust, Inc. (Diversified REITs)	158	2,359
Alta Equipment Group, Inc. (Trading Companies & Distributors)	287	3,189
Altair Engineering, Inc.* - Class A (Software)	682	54,867
AlTi Global, Inc.* (Capital Markets)	293	1,348
Altimmune, Inc.* (Biotechnology)	670	4,389
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	795	2,918
ALX Oncology Holdings, Inc.* (Biotechnology)	328	5,583
Amalgamated Financial Corp. (Banks)	220	5,399
A-Mark Precious Metals, Inc. (Financial Services)	233	9,336
Ambac Financial Group, Inc.* (Insurance)	551	7,962
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	479	22,020
AMC Networks, Inc.* - Class A (Media)	384	4,078
Amerant Bancorp, Inc. (Banks)	321	6,953
Ameresco, Inc.* - Class A (Construction & Engineering)	400	8,372
American Assets Trust, Inc. (Diversified REITs)	607	12,959
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,420	10,423
American Coastal Insurance Corp.* (Insurance)	247	2,586
American Eagle Outfitters, Inc. (Specialty Retail)	2,273	55,142
American Equity Investment Life Holding Co. (Insurance)	978	54,877
American Realty Investors, Inc.* (Real Estate Management & Development)	19	262
American Software, Inc. - Class A (Software)	402	4,064
American States Water Co. (Water Utilities)	461	32,657
American Vanguard Corp. (Chemicals)	328	3,736
American Well Corp.* - Class A (Health Care Technology)	3,132	1,599
American Woodmark Corp.* (Building Products)	199	18,324
America's Car-Mart, Inc.* (Specialty Retail)	73	4,179
Ameris Bancorp (Banks)	823	39,076
AMERISAFE, Inc. (Insurance)	237	10,807
Ames National Corp. (Banks)	107	2,060
Amicus Therapeutics, Inc.* (Biotechnology)	3,608	36,044
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,400	45,290
AMMO, Inc.* (Leisure Products)	1,122	2,850
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	474	28,431
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,515	9,166
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	470	19,388
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	451	3,184
Amplitude, Inc.* - Class A (Software)	855	8,370
Amprius Technologies, Inc.* (Electrical Equipment)	71	133
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	633	1,146
AnaptysBio, Inc.* (Biotechnology)	233	5,671
Anavex Life Sciences Corp.* (Biotechnology)	899	3,281
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	147	1,548
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	477	2,762
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	182	12,012
Anika Therapeutics, Inc.* (Biotechnology)	182	4,712
Annexon, Inc.* (Biotechnology)	838	3,813
Anterix, Inc.* (Diversified Telecommunication Services)	160	5,043
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,342	6,522
Apartment Investment and Management Co.* (Residential REITs)	1,794	14,352
API Group Corp.* (Construction & Engineering)	2,602	100,359
Apogee Enterprises, Inc. (Building Products)	274	16,928
Apogee Therapeutics, Inc.* (Biotechnology)	514	25,854
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,766	17,007
Appfolio, Inc.* - Class A (Software)	239	54,200
Appian Corp.* - Class A (Software)	510	19,094
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,682	39,586
Applied Digital Corp.* (IT Services)	1,086	2,938
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	480	87,959
Arbor Realty Trust, Inc. (Mortgage REITs)	2,290	29,381
Arbutus Biopharma Corp.* (Biotechnology)	1,576	4,302
Arcadium Lithium PLC* (Chemicals)	12,729	56,008
ArcBest Corp. (Ground Transportation)	296	32,829
Arcellx, Inc.* (Biotechnology)	476	23,810
Arch Resources, Inc. (Metals & Mining)	224	35,567
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	1,897	7,360
Archrock, Inc. (Energy Equipment & Services)	1,729	33,180
Arcosa, Inc. (Construction & Engineering)	603	45,840
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	289	7,390
Arcus Biosciences, Inc.* (Biotechnology)	668	10,174
Arcutis Biotherapeutics, Inc.* (Biotechnology)	983	8,179
Ardelyx, Inc.* (Biotechnology)	2,867	18,349
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	519	8,693
Ares Commercial Real Estate Corp. (Mortgage REITs)	647	4,393
Argan, Inc. (Construction & Engineering)	158	9,521
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	371	5,205
Arko Corp. (Specialty Retail)	996	4,283
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,113	13,779
Armada Hoffler Properties, Inc. (Diversified REITs)	838	8,816
ARMOUR Residential REIT, Inc. (Mortgage REITs)	612	11,120

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Array Technologies, Inc.* (Electrical Equipment)	1,884	$23,249
ArriVent Biopharma, Inc.* (Biotechnology)	122	2,015
Arrow Financial Corp. (Banks)	183	4,075
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,443	32,641
ARS Pharmaceuticals, Inc.* (Biotechnology)	306	2,662
Artesian Resources Corp. - Class A (Water Utilities)	114	3,988
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	764	31,271
Artivion, Inc.* (Health Care Equipment & Supplies)	490	9,614
Arvinas, Inc.* (Pharmaceuticals)	627	19,920
Asana, Inc.* - Class A (Software)	1,033	15,361
Asbury Automotive Group, Inc.* (Specialty Retail)	257	54,031
ASGN, Inc.* (Professional Services)	573	55,266
Aspen Aerogels, Inc.* (Chemicals)	635	9,944
Assertio Holdings, Inc.* (Pharmaceuticals)	1,132	1,002
AssetMark Financial Holdings, Inc.* (Capital Markets)	273	9,230
Associated Banc-Corp. (Banks)	1,883	39,675
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	1,427	3,154
Astec Industries, Inc. (Machinery)	283	11,829
Astrana Health, Inc.* (Health Care Providers & Services)	539	20,024
Astria Therapeutics, Inc.* (Biotechnology)	619	5,682
Astronics Corp.* (Aerospace & Defense)	345	5,786
Asure Software, Inc.* (Professional Services)	285	2,106
Atara Biotherapeutics, Inc.* (Biotechnology)	1,205	831
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	954	3,530
ATI, Inc.* (Metals & Mining)	1,604	95,758
Atkore, Inc. (Electrical Equipment)	463	81,164
Atlanta Braves Holdings, Inc.* (Entertainment)	567	21,223
Atlanta Braves Holdings, Inc.* (Entertainment)	125	5,043
Atlantic Union Bankshares Corp. (Banks)	1,101	34,979
Atlanticus Holdings Corp.* (Consumer Finance)	57	1,508
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	221	4,908
Atmus Filtration Technologies, Inc.* (Automobile Components)	1,038	31,441
ATN International, Inc. (Diversified Telecommunication Services)	133	2,538
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	279	1,295
AtriCure, Inc.* (Health Care Equipment & Supplies)	579	13,965
Atrion Corp. (Health Care Equipment & Supplies)	17	7,196
Aura Biosciences, Inc.* (Biotechnology)	444	3,286
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,684	8,572
Aurora Innovation, Inc.* (Software)	4,441	12,324
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	575	10,396
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	631	1,420
AvePoint, Inc.* (Software)	1,847	14,351
Aviat Networks, Inc.* (Communications Equipment)	142	4,750
Avid Bioservices, Inc.* (Biotechnology)	780	5,951
Avidity Biosciences, Inc.* (Biotechnology)	919	22,175
AvidXchange Holdings, Inc.* (Financial Services)	1,878	21,897
Avient Corp. (Chemicals)	1,125	47,723
Avista Corp. (Multi-Utilities)	964	34,685
Avita Medical, Inc.* (Biotechnology)	313	2,629
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	405	41,926
Axogen, Inc.* (Health Care Equipment & Supplies)	511	3,276
Axonics, Inc.* (Health Care Equipment & Supplies)	618	41,140
Axos Financial, Inc.* (Banks)	680	34,415
Axsome Therapeutics, Inc.* (Pharmaceuticals)	444	32,748
AZZ, Inc. (Building Products)	359	25,715
B Riley Financial, Inc. (Capital Markets)	254	8,738
B&G Foods, Inc. (Food Products)	967	10,734
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	732	747
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	366	66,949
Bakkt Holdings, Inc.* (Capital Markets)	35	238
Balchem Corp. (Chemicals)	398	56,269
Bally's Corp.* (Hotels, Restaurants & Leisure)	367	4,822
Banc of California, Inc. (Banks)	1,707	23,369
BancFirst Corp. (Banks)	274	24,433
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	342	9,716
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	291	5,296
Bank First Corp. (Banks)	117	9,031
Bank of Hawaii Corp. (Banks)	488	27,665
Bank of Marin Bancorp (Banks)	195	2,800
Bank7 Corp. (Banks)	46	1,256
BankUnited, Inc. (Banks)	926	24,752
Bankwell Financial Group, Inc. (Banks)	73	1,674
Banner Corp. (Banks)	426	18,586
Bar Harbor Bankshares (Banks)	186	4,665
BARK, Inc.* (Specialty Retail)	1,660	1,826
Barnes Group, Inc. (Machinery)	609	21,144
Barrett Business Services, Inc. (Professional Services)	81	9,842
BayCom Corp. (Banks)	136	2,690
BCB Bancorp, Inc. (Banks)	187	1,762
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	787	77,543
Beam Therapeutics, Inc.* (Biotechnology)	928	19,692
Beazer Homes USA, Inc.* (Household Durables)	367	10,287
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	130	7,634
Belden, Inc. (Electronic Equipment, Instruments & Components)	518	42,098
BellRing Brands, Inc.* (Personal Care Products)	1,641	90,534

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	440		$13,292
Benson Hill, Inc.* (Food Products)	2,155		395
Berkshire Hills Bancorp, Inc. (Banks)	540		11,513
Berry Corp. (Oil, Gas & Consumable Fuels)	937		7,955
Beyond Air, Inc.* (Health Care Equipment & Supplies)	379		409
Beyond Meat, Inc.* (Food Products)	737		4,997
Beyond, Inc.* (Specialty Retail)	561		11,293
BGC Group, Inc. - Class A (Capital Markets)	4,454		34,875
Big 5 Sporting Goods Corp. (Specialty Retail)	268		949
Big Lots, Inc.* (Broadline Retail)	355		1,250
BigBear.ai Holdings, Inc.* (IT Services)	645		1,071
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	854		4,834
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	9		1,774
BioAtla, Inc.* (Biotechnology)	551		1,243
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,357		9,734
Biohaven, Ltd.* (Biotechnology)	850		32,980
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	441		7,735
Biomea Fusion, Inc.* (Biotechnology)	247		2,653
Biote Corp.* - Class A (Pharmaceuticals)	174		959
BioVie, Inc.* (Biotechnology)	164		80
Bioxcel Therapeutics, Inc.* (Biotechnology)	261		658
Bit Digital, Inc.* (Software)	1,127		2,293
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	279		9,093
Black Hills Corp. (Multi-Utilities)	850		46,665
Blackbaud, Inc.* (Software)	541		42,155
BlackLine, Inc.* (Software)	709		41,157
BlackSky Technology, Inc.* (Professional Services)	1,510		1,827
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	2,144		37,820
Blade Air Mobility, Inc.* (Passenger Airlines)	749		2,389
Blink Charging Co.* (Electrical Equipment)	701		1,774
Bloom Energy Corp.* - Class A (Electrical Equipment)	2,396		26,667
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,090		28,111
Blue Bird Corp.* (Machinery)	348		11,468
Blue Foundry Bancorp* (Banks)	272		2,323
Blue Ridge Bankshares, Inc.* (Banks)	223		558
Bluebird Bio, Inc.* (Biotechnology)	2,381		2,112
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	105		11,515
Blueprint Medicines Corp.* (Biotechnology)	756		69,053
Bluerock Homes Trust, Inc. (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	494		65,341
Boot Barn Holdings, Inc.* (Specialty Retail)	376		40,033
Borr Drilling, Ltd. (Energy Equipment & Services)	2,734		14,490
Boston Omaha Corp.* - Class A (Media)	291		4,493
Bowlero Corp. - Class A (Hotels, Restaurants & Leisure)	206		2,421
Bowman Consulting Group, Ltd.* (Construction & Engineering)	134		4,354
Box, Inc.* - Class A (Software)	1,754		45,639
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	817		2,230
Brandywine Realty Trust (Office REITs)	2,117		9,611
Braze, Inc.* - Class A (Software)	665		27,864
BRC, Inc.* - Class A (Food Products)	509		1,985
Bread Financial Holdings, Inc. (Consumer Finance)	618		22,810
Bridgebio Pharma, Inc.* (Biotechnology)	1,450		37,149
Bridgewater Bancshares, Inc.* (Banks)	255		2,774
Bright Green Corp.* (Pharmaceuticals)	918		230
Brightcove, Inc.* (IT Services)	543		967
Brightsphere Investment Group, Inc. (Capital Markets)	405		9,007
BrightSpire Capital, Inc. (Mortgage REITs)	1,603		10,083
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	670		7,162
BrightView Holdings, Inc.* (Commercial Services & Supplies)	514		5,783
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	546		29,265
Bristow Group, Inc.* (Energy Equipment & Services)	294		7,735
Broadstone Net Lease, Inc. (Diversified REITs)	2,339		34,056
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,318		15,739
Brookfield Business Corp. - Class A (Industrial Conglomerates)	323		6,573
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,491		45,431
Brookline Bancorp, Inc. (Banks)	1,086		9,014
BRT Apartments Corp. (Residential REITs)	144		2,583
Build-A-Bear Workshop, Inc. (Specialty Retail)	161		4,856
Bumble, Inc.* - Class A (Interactive Media & Services)	1,258		12,706
Burke & Herbert Financial Services Corp. (Banks)	80		4,190
Business First Bancshares, Inc. (Banks)	299		6,037
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	1,762		1,367
Byline Bancorp, Inc. (Banks)	308		6,674
C&F Financial Corp. (Banks)	39		1,528
C3.ai, Inc.* - Class A (Software)	1,026		23,116
Cabaletta Bio, Inc.* (Biotechnology)	429		4,567
Cabot Corp. (Chemicals)	677		61,762
Cactus, Inc. - Class A (Energy Equipment & Services)	815		40,457
Cadence Bank (Banks)	2,267		62,727
Cadiz, Inc.* (Water Utilities)	505		1,151
Cadre Holdings, Inc. (Aerospace & Defense)	242		8,071
Calavo Growers, Inc. (Food Products)	215		5,794
Caledonia Mining Corp. PLC (Metals & Mining)	204		2,001
Caleres, Inc. (Specialty Retail)	423		15,579
California Resources Corp. (Oil, Gas & Consumable Fuels)	866		45,777
California Water Service Group (Water Utilities)	719		35,318
Calix, Inc.* (Communications Equipment)	734		20,354
Cal-Maine Foods, Inc. (Food Products)	510		28,218

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cambium Networks Corp.* (Communications Equipment)	152	$515
Cambridge Bancorp (Banks)	95	5,830
Camden National Corp. (Banks)	178	5,557
Camping World Holdings, Inc. - Class A (Specialty Retail)	520	10,540
Cannae Holdings, Inc.* (Financial Services)	823	16,007
Cantaloupe, Inc.* (Financial Services)	714	4,134
Capital Bancorp, Inc. (Banks)	118	2,289
Capital City Bank Group, Inc. (Banks)	164	4,349
Capitol Federal Financial, Inc. (Banks)	1,562	7,451
Cara Therapeutics, Inc.* (Pharmaceuticals)	583	438
Cardlytics, Inc.* (Media)	454	5,562
CareDx, Inc.* (Biotechnology)	648	5,028
CareMax, Inc.* (Health Care Providers & Services)	28	100
CareTrust REIT, Inc. (Health Care REITs)	1,491	36,858
Cargo Therapeutics, Inc.* (Biotechnology)	267	5,100
Cargurus, Inc.* (Interactive Media & Services)	1,193	26,795
Caribou Biosciences, Inc.* (Biotechnology)	1,019	3,699
Carisma Therapeutics, Inc.* (Biotechnology)	333	543
CarParts.com, Inc.* (Specialty Retail)	678	834
Carpenter Technology Corp. (Metals & Mining)	609	52,191
Carriage Services, Inc. (Diversified Consumer Services)	166	4,246
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	436	4,151
Cars.com, Inc.* (Interactive Media & Services)	828	13,836
Carter Bankshares, Inc.* (Banks)	282	3,432
Cartesian Therapeutics, Inc.* (Biotechnology)	47	1,037
Carvana Co.* (Specialty Retail)	1,283	106,385
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	702	63,460
Cass Information Systems, Inc. (Financial Services)	170	7,342
Cassava Sciences, Inc.* (Pharmaceuticals)	500	11,075
Castle Biosciences, Inc.* (Health Care Providers & Services)	309	6,517
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,385	20,844
Cathay General Bancorp (Banks)	865	29,791
Cavco Industries, Inc.* (Household Durables)	104	37,878
CBIZ, Inc.* (Professional Services)	596	42,423
CBL & Associates Properties, Inc. (Retail REITs)	335	7,286
CECO Environmental Corp.* (Commercial Services & Supplies)	369	7,978
Celcuity, Inc.* (Biotechnology)	227	3,580
Celldex Therapeutics, Inc.* (Biotechnology)	772	28,888
Centerspace (Residential REITs)	188	12,643
Central Garden & Pet Co.* (Household Products)	120	4,914
Central Garden & Pet Co.* - Class A (Household Products)	642	22,746
Central Pacific Financial Corp. (Banks)	331	6,600
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	152	6,525
Century Aluminum Co.* (Metals & Mining)	654	11,347
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	343	1,019
Century Communities, Inc. (Household Durables)	354	28,079
Century Therapeutics, Inc.* (Biotechnology)	292	850
Cerence, Inc.* (Software)	514	4,683
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	890	38,012
Cerus Corp.* (Health Care Equipment & Supplies)	2,207	3,686
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	289	5,858
CG Oncology, Inc.* (Biotechnology)	289	11,615
ChampionX Corp. (Energy Equipment & Services)	2,436	81,777
Chart Industries, Inc.* (Machinery)	535	77,072
Chatham Lodging Trust (Hotel & Resort REITs)	600	5,502
Chegg, Inc.* (Diversified Consumer Services)	1,417	7,326
Chemung Financial Corp. (Banks)	43	1,813
Chesapeake Utilities Corp. (Gas Utilities)	272	28,797
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	204	3,211
Chimera Investment Corp. (Mortgage REITs)	2,831	11,664
ChoiceOne Financial Services, Inc. (Banks)	86	2,138
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	521	92,206
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	215	6,334
Cimpress PLC* (Commercial Services & Supplies)	224	19,100
Cinemark Holdings, Inc.* (Entertainment)	1,367	23,429
Cipher Mining, Inc.* (Software)	537	1,998
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	1,673	1,249
Citizens & Northern Corp. (Banks)	186	3,171
Citizens Financial Services, Inc. (Banks)	47	1,899
City Holding Co. (Banks)	182	18,386
City Office REIT, Inc. (Office REITs)	486	2,265
Civista Bancshares, Inc. (Banks)	193	2,756
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,006	72,392
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,129	9,822
Clarus Corp. (Leisure Products)	373	2,361
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,111	4,898
Cleanspark, Inc.* (Software)	2,398	39,279
Clear Channel Outdoor Holdings, Inc.* (Media)	4,664	6,483
Clear Secure, Inc. - Class A (Software)	1,034	18,064
Clearfield, Inc.* (Communications Equipment)	161	4,849
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	285	1,548
Clearwater Paper Corp.* (Paper & Forest Products)	203	9,143
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	52	3,352
Clipper Realty, Inc. (Residential REITs)	143	601
CNB Financial Corp. (Banks)	256	4,864
CNO Financial Group, Inc. (Insurance)	1,394	36,704

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,949	$45,840
Coastal Financial Corp.* (Banks)	134	5,183
Coca-Cola Consolidated, Inc. (Beverages)	59	48,733
Codexis, Inc.* (Life Sciences Tools & Services)	867	2,523
Codorus Valley Bancorp, Inc. (Banks)	116	2,575
Coeur Mining, Inc.* (Metals & Mining)	4,463	20,173
Cogent Biosciences, Inc.* (Biotechnology)	1,033	6,715
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	544	34,913
Cohen & Steers, Inc. (Capital Markets)	323	22,216
Coherus Biosciences, Inc.* (Biotechnology)	1,305	2,558
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	581	17,616
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	406	14,994
Colony Bankcorp, Inc. (Banks)	205	2,228
Columbia Financial, Inc.* (Banks)	369	6,125
Columbus McKinnon Corp. (Machinery)	351	14,486
Comfort Systems USA, Inc. (Construction & Engineering)	441	136,450
Commercial Metals Co. (Metals & Mining)	1,458	78,352
Commercial Vehicle Group, Inc.* (Machinery)	404	2,428
CommScope Holding Co., Inc.* (Communications Equipment)	2,605	2,329
Community Bank System, Inc. (Banks)	663	28,655
Community Health Systems, Inc.* (Health Care Providers & Services)	1,564	5,161
Community Healthcare Trust, Inc. (Health Care REITs)	332	8,808
Community Trust Bancorp, Inc. (Banks)	194	8,150
Community West Bancshares (Banks)	207	3,554
CommVault Systems, Inc.* (Software)	548	56,154
Compass Diversified Holdings (Financial Services)	786	17,268
Compass Minerals International, Inc. (Metals & Mining)	426	5,304
Compass Therapeutics, Inc.* (Biotechnology)	1,135	1,634
Compass, Inc.* - Class A (Real Estate Management & Development)	3,541	11,154
CompoSecure, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	208	1,446
CompX International, Inc. (Commercial Services & Supplies)	19	598
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,144	11,509
Comtech Telecommunications Corp.* (Communications Equipment)	348	654
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	313	2,081
Conduent, Inc.* (Professional Services)	2,141	6,744
CONMED Corp. (Health Care Equipment & Supplies)	382	25,968
ConnectOne Bancorp, Inc. (Banks)	456	8,167
Consensus Cloud Solutions, Inc.* (Software)	238	2,770
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	380	31,449
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	936	4,044
Consolidated Water Co., Ltd. (Water Utilities)	187	4,759
Constellium SE* (Metals & Mining)	1,602	31,543
Construction Partners, Inc.* - Class A (Construction & Engineering)	534	27,576
Consumer Portfolio Services, Inc.* (Consumer Finance)	106	907
Contango ORE, Inc.* (Metals & Mining)	97	2,024
ContextLogic, Inc.* - Class A (Broadline Retail)	285	1,582
Cooper-Standard Holdings, Inc.* (Automobile Components)	211	3,256
COPT Defense Properties (Office REITs)	1,403	33,630
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,012	23,600
Core Laboratories, Inc. (Energy Equipment & Services)	583	9,211
Core Molding Technologies, Inc.* (Chemicals)	91	1,640
CoreCard Corp.* (Software)	90	1,078
CoreCivic, Inc.* (Commercial Services & Supplies)	1,414	21,069
CorMedix, Inc.* (Pharmaceuticals)	684	3,594
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	460	5,106
CorVel Corp.* (Health Care Providers & Services)	108	25,796
Costamare, Inc. (Marine Transportation)	578	6,924
Couchbase, Inc.* (IT Services)	442	10,670
Coursera, Inc.* (Diversified Consumer Services)	1,646	16,822
Covenant Logistics Group, Inc. (Ground Transportation)	103	4,655
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	53	914
CRA International, Inc. (Professional Services)	85	12,333
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	274	15,944
Crawford & Co. - Class A (Insurance)	180	1,670
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,546	27,627
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	959	10,204
Cricut, Inc. - Class A (Household Durables)	595	3,165
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	820	35,932
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	417	7,339
CrossFirst Bankshares, Inc.* (Banks)	562	6,789
CryoPort, Inc.* (Life Sciences Tools & Services)	538	8,710
CS Disco, Inc.* (Software)	286	2,159
CSG Systems International, Inc. (Professional Services)	368	17,384
CSW Industrials, Inc. (Building Products)	192	45,623
CTO Realty Growth, Inc. (Diversified REITs)	273	4,737
CTS Corp. (Electronic Equipment, Instruments & Components)	385	17,614
Cue Biopharma, Inc.* (Biotechnology)	448	851
Cullinan Therapeutics, Inc.* (Biotechnology)	321	8,670
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,066	19,937

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	696	$3,473
Customers Bancorp, Inc.* (Banks)	356	16,259
Cutera, Inc.* (Health Care Equipment & Supplies)	228	552
CVB Financial Corp. (Banks)	1,655	27,043
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	368	11,180
CVRx, Inc.* (Health Care Equipment & Supplies)	138	2,140
CXApp, Inc.* (IT Services)	28	94
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,507	9,058
Cytokinetics, Inc.* (Biotechnology)	1,188	72,848
Daily Journal Corp.* (Media)	17	5,698
Dakota Gold Corp.* (Metals & Mining)	771	2,051
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	474	4,479
Dana, Inc. (Automobile Components)	1,622	20,161
Danimer Scientific, Inc.* (Chemicals)	1,092	819
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	421	22,481
Day One Biopharmaceuticals, Inc.* (Biotechnology)	779	13,321
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	664	16,779
Definitive Healthcare Corp.* (Health Care Technology)	593	4,115
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	789	21,563
Deluxe Corp. (Commercial Services & Supplies)	541	10,685
Denali Therapeutics, Inc.* (Biotechnology)	1,484	22,913
Denny's Corp.* (Hotels, Restaurants & Leisure)	638	5,117
Design Therapeutics, Inc.* (Biotechnology)	408	1,436
Designer Brands, Inc. - Class A (Specialty Retail)	524	4,868
Desktop Metal, Inc.* - Class A (Machinery)	3,531	2,763
Destination XL Group, Inc.* (Specialty Retail)	700	2,247
DHI Group, Inc.* (Interactive Media & Services)	526	1,231
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,685	19,243
Diamond Hill Investment Group, Inc. (Capital Markets)	34	5,073
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,266	15,496
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,615	23,274
Digi International, Inc.* (Communications Equipment)	443	13,582
Digimarc Corp.* (Software)	177	3,742
Digital Turbine, Inc.* (Software)	1,203	2,298
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,013	33,093
DigitalOcean Holdings, Inc.* (IT Services)	762	25,038
Dillard's, Inc. - Class A (Broadline Retail)	42	18,395
Dime Community Bancshares, Inc. (Banks)	435	7,917
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	193	8,511
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	562	41,032
Disc Medicine, Inc.* (Biotechnology)	117	3,257
Distribution Solutions Group, Inc.* (Building Products)	125	4,121
Diversified Healthcare Trust (Health Care REITs)	2,973	7,016
DMC Global, Inc.* (Energy Equipment & Services)	242	3,836
DNOW, Inc.* (Trading Companies & Distributors)	1,325	18,696
DocGo, Inc.* (Health Care Providers & Services)	968	3,272
Dole PLC (Food Products)	890	10,831
Domo, Inc.* - Class B (Software)	402	3,027
Donegal Group, Inc. - Class A (Insurance)	194	2,607
Donnelley Financial Solutions, Inc.* (Capital Markets)	307	19,273
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	429	17,726
Dorman Products, Inc.* (Automobile Components)	328	28,684
Douglas Dynamics, Inc. (Machinery)	281	6,362
Douglas Elliman, Inc. (Real Estate Management & Development)	1,009	1,372
Douglas Emmett, Inc. (Office REITs)	2,006	27,502
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	368	316
Dream Finders Homes, Inc.* - Class A (Household Durables)	302	10,721
Dril-Quip, Inc.* (Energy Equipment & Services)	423	7,690
Ducommun, Inc.* (Aerospace & Defense)	166	8,979
Duluth Holdings, Inc.* - Class B (Specialty Retail)	169	711
Duolingo, Inc.* (Diversified Consumer Services)	368	83,076
DXP Enterprises, Inc.* (Trading Companies & Distributors)	164	7,997
Dycom Industries, Inc.* (Construction & Engineering)	356	49,847
Dynavax Technologies Corp.* (Biotechnology)	1,611	18,317
Dyne Therapeutics, Inc.* (Biotechnology)	735	18,603
Dynex Capital, Inc. (Mortgage REITs)	702	8,192
DZS, Inc.* (Communications Equipment)	272	267
E2open Parent Holdings, Inc.* (Software)	2,140	10,379
Eagle Bancorp, Inc. (Banks)	367	6,786
Eagle Pharmaceuticals, Inc.* (Biotechnology)	129	528
Easterly Government Properties, Inc. (Office REITs)	1,193	13,946
Eastern Bankshares, Inc. (Banks)	1,928	24,216
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	709	3,191
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	1,514	24,209
Ecovyst, Inc.* (Chemicals)	1,151	10,854
Edgewell Personal Care Co. (Personal Care Products)	620	23,324
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	717	12,863
Editas Medicine, Inc.* (Biotechnology)	1,023	5,330
eGain Corp.* (Software)	259	1,608
eHealth, Inc.* (Insurance)	349	1,494
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	346	2,948

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
elf Beauty, Inc.* (Personal Care Products)	671	$109,058
Ellington Financial, Inc. (Mortgage REITs)	935	10,696
Elme Communities (Residential REITs)	1,093	16,571
Embecta Corp. (Health Care Equipment & Supplies)	718	7,273
Emerald Holding, Inc.* (Media)	195	1,121
Emergent BioSolutions, Inc.* (Biotechnology)	648	1,218
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	163	844
Empire State Realty Trust, Inc. (Diversified REITs)	1,643	14,951
Employers Holdings, Inc. (Insurance)	319	13,586
Enact Holdings, Inc. (Financial Services)	368	10,941
Enanta Pharmaceuticals, Inc.* (Biotechnology)	252	3,462
Encore Capital Group, Inc.* (Consumer Finance)	289	11,875
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	2,033	8,966
Encore Wire Corp. (Electrical Equipment)	187	52,240
Energizer Holdings, Inc. (Household Products)	891	25,590
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,994	10,329
Energy Recovery, Inc.* (Machinery)	693	10,326
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,232	1,565
Enerpac Tool Group Corp. (Machinery)	679	24,193
EnerSys (Electrical Equipment)	507	45,858
Enfusion, Inc.* - Class A (Software)	492	4,581
Enhabit, Inc.* (Health Care Providers & Services)	626	6,316
Enliven Therapeutics, Inc.* (Pharmaceuticals)	290	5,043
Ennis, Inc. (Commercial Services & Supplies)	317	6,308
Enova International, Inc.* (Consumer Finance)	352	21,307
Enovix Corp.* (Electrical Equipment)	1,724	10,792
Enpro, Inc. (Machinery)	260	39,034
Enstar Group, Ltd.* (Insurance)	148	42,976
Enterprise Bancorp, Inc. (Banks)	120	2,916
Enterprise Financial Services Corp. (Banks)	451	17,143
Entrada Therapeutics, Inc.* (Biotechnology)	266	3,152
Entravision Communications Corp. - Class A (Media)	749	1,565
Envela Corp.* (Specialty Retail)	95	408
Envestnet, Inc.* (Software)	623	38,670
Enviri Corp.* (Commercial Services & Supplies)	981	7,632
Eos Energy Enterprises, Inc.* (Electrical Equipment)	1,907	1,474
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	331	25,447
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,434	73,521
Equity Bancshares, Inc. - Class A (Banks)	182	6,062
Equity Commonwealth* (Office REITs)	1,270	23,774
Erasca, Inc.* (Biotechnology)	1,004	2,018
Escalade, Inc. (Leisure Products)	124	1,545
ESCO Technologies, Inc. (Machinery)	319	32,363
Esquire Financial Holdings, Inc. (Banks)	86	4,047
ESS Tech, Inc.* (Electrical Equipment)	1,135	856
ESSA Bancorp, Inc. (Banks)	105	1,701
Essent Group, Ltd. (Financial Services)	1,303	69,021
Essential Properties Realty Trust, Inc. (Diversified REITs)	1,941	51,126
Ethan Allen Interiors, Inc. (Household Durables)	284	8,020
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	425	4,998
Evans Bancorp, Inc. (Banks)	65	1,663
Eve Holding, Inc.* (Aerospace & Defense)	225	1,213
Eventbrite, Inc.* - Class A (Interactive Media & Services)	962	5,079
Everbridge, Inc.* (Software)	514	17,862
EverCommerce, Inc.* (Software)	291	2,619
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,012	8,268
EverQuote, Inc.* - Class A (Interactive Media & Services)	271	5,466
EVERTEC, Inc. (Financial Services)	813	30,512
EVgo, Inc.* (Specialty Retail)	1,288	2,331
EVI Industries, Inc. (Trading Companies & Distributors)	81	1,662
Evolent Health, Inc.* - Class A (Health Care Technology)	1,397	38,753
Evolus, Inc.* (Pharmaceuticals)	522	6,144
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	387	2,090
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,420	5,552
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	225	3,794
ExlService Holdings, Inc.* (Professional Services)	2,011	58,319
eXp World Holdings, Inc. (Real Estate Management & Development)	886	8,825
Expensify, Inc.* - Class A (Software)	695	1,112
Exponent, Inc. (Professional Services)	630	57,903
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,114	20,899
Extreme Networks, Inc.* (Communications Equipment)	1,569	17,573
Eyenovia, Inc.* (Pharmaceuticals)	391	294
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	463	8,149
F&G Annuities & Life, Inc. (Insurance)	233	8,812
Fabrinet* (Electronic Equipment, Instruments & Components)	458	79,266
Farmers & Merchants Bancorp, Inc. (Banks)	158	3,239
Farmers National Banc Corp. (Banks)	453	5,359
Farmland Partners, Inc. (Specialized REITs)	555	5,972
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	236	4,425
Fastly, Inc.* - Class A (IT Services)	1,521	19,241
Fate Therapeutics, Inc.* (Biotechnology)	1,054	4,163
FB Financial Corp. (Banks)	442	16,199
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	114	21,219
Federal Signal Corp. (Machinery)	745	60,569
Fennec Pharmaceuticals, Inc.* (Biotechnology)	226	2,075
FibroGen, Inc.* (Biotechnology)	1,148	1,286
Fidelis Insurance Holdings, Ltd. (Insurance)	753	13,991

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Fidelity D&D Bancorp, Inc. (Banks)	58	$2,633
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,590	8,125
Finance Of America Cos., Inc.* - Class A (Financial Services)	665	319
Financial Institutions, Inc. (Banks)	189	3,255
First Advantage Corp. (Professional Services)	672	10,954
First Bancorp (Banks)	2,077	35,828
First Bancorp (Banks)	495	15,053
First Bank/Hamilton NJ (Banks)	254	2,967
First Busey Corp. (Banks)	646	14,432
First Business Financial Services, Inc. (Banks)	98	3,241
First Commonwealth Financial Corp. (Banks)	1,260	16,619
First Community Bankshares, Inc. (Banks)	213	7,067
First Community Corp. (Banks)	92	1,521
First Financial Bancorp (Banks)	1,172	25,913
First Financial Bankshares, Inc. (Banks)	1,622	47,946
First Financial Corp. (Banks)	142	5,170
First Foundation, Inc. (Banks)	637	3,491
First Interstate BancSystem, Inc. - Class A (Banks)	1,028	27,448
First Merchants Corp. (Banks)	736	24,597
First Mid Bancshares, Inc. (Banks)	277	8,576
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	276	7,044
First Western Financial, Inc.* (Banks)	100	1,667
FirstCash Holdings, Inc. (Consumer Finance)	469	52,987
FiscalNote Holdings, Inc.* (Professional Services)	743	1,010
Five Star Bancorp (Banks)	159	3,438
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	370	9,624
Fluence Energy, Inc.* (Electrical Equipment)	729	13,005
Fluor Corp.* (Construction & Engineering)	1,774	71,545
Flushing Financial Corp. (Banks)	345	3,802
Flywire Corp.* (Financial Services)	1,322	27,101
Foghorn Therapeutics, Inc.* (Biotechnology)	253	1,381
Foot Locker, Inc. (Specialty Retail)	1,022	21,309
Forafric Global PLC* (Food Products)	66	678
Forestar Group, Inc.* (Real Estate Management & Development)	227	7,035
Forge Global Holdings, Inc.* (Capital Markets)	1,367	2,502
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	960	42,806
Forrester Research, Inc.* (Professional Services)	146	2,656
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	120	2,238
Forward Air Corp. (Air Freight & Logistics)	320	7,046
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	600	467
Four Corners Property Trust, Inc. (Specialized REITs)	1,126	26,405
Fox Factory Holding Corp.* (Automobile Components)	531	20,667
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,034	12,915
Franklin Covey Co.* (Professional Services)	145	5,646
Franklin Electric Co., Inc. (Machinery)	574	55,259
Fresh Del Monte Produce, Inc. (Food Products)	424	10,842
Freshworks, Inc.* - Class A (Software)	2,015	35,968
Frontdoor, Inc.* (Diversified Consumer Services)	1,008	30,936
Frontier Group Holdings, Inc.* (Passenger Airlines)	480	2,899
FRP Holdings, Inc.* (Real Estate Management & Development)	164	4,971
FS Bancorp, Inc. (Banks)	83	2,587
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,239	86,989
FTAI Infrastructure, Inc. (Ground Transportation)	1,230	8,905
FTC Solar, Inc.* (Electrical Equipment)	892	410
fuboTV, Inc.* (Interactive Media & Services)	3,523	5,003
FuelCell Energy, Inc.* (Electrical Equipment)	5,657	5,249
Fulgent Genetics, Inc.* (Health Care Providers & Services)	255	5,189
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	409	2,086
Fulton Financial Corp. (Banks)	2,000	33,100
Funko, Inc.* - Class A (Leisure Products)	461	2,807
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	326	1,767
FVCBankcorp, Inc.* (Banks)	199	2,290
Gambling.com Group, Ltd.* (Media)	191	1,652
Gannett Co., Inc.* (Media)	1,795	4,344
GATX Corp. (Trading Companies & Distributors)	442	54,083
GCM Grosvenor, Inc. - Class A (Capital Markets)	529	4,994
Genco Shipping & Trading, Ltd. (Marine Transportation)	523	11,161
Gencor Industries, Inc.* (Machinery)	131	2,223
Genelux Corp.* (Biotechnology)	238	740
Generation Bio Co.* (Biotechnology)	564	1,596
Genesco, Inc.* (Specialty Retail)	137	3,467
Genie Energy, Ltd. - Class B (Electric Utilities)	246	3,761
Gentherm, Inc.* (Automobile Components)	408	20,633
Genworth Financial, Inc.* (Insurance)	5,600	33,208
German American Bancorp, Inc. (Banks)	349	11,074
Geron Corp.* (Biotechnology)	6,370	25,034
Getty Realty Corp. (Retail REITs)	594	16,097
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	2,945	1,940
Gibraltar Industries, Inc.* (Building Products)	381	27,226
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	514	14,469
Glacier Bancorp, Inc. (Banks)	1,388	50,218
Gladstone Commercial Corp. (Diversified REITs)	494	6,605
Gladstone Land Corp. (Specialized REITs)	417	5,288
Glatfelter Corp.* (Paper & Forest Products)	551	788
Glaukos Corp.* (Health Care Equipment & Supplies)	590	56,640
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	402	2,432
Global Industrial Co. (Trading Companies & Distributors)	163	6,277

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Global Medical REIT, Inc. (Health Care REITs)	759	$6,155
Global Net Lease, Inc. (Diversified REITs)	2,421	16,826
Global Water Resources, Inc. (Water Utilities)	143	1,750
Globalstar, Inc.* (Diversified Telecommunication Services)	9,008	11,620
GMS, Inc.* (Trading Companies & Distributors)	498	46,075
Gogo, Inc.* (Wireless Telecommunication Services)	824	7,465
GoHealth, Inc.* - Class A (Insurance)	52	524
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,232	30,209
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	252	8,077
Golden Ocean Group, Ltd. (Marine Transportation)	1,531	21,572
Goosehead Insurance, Inc.* - Class A (Insurance)	268	15,252
GoPro, Inc.* - Class A (Household Durables)	1,569	2,714
GrafTech International, Ltd. (Electrical Equipment)	2,412	4,149
Graham Holdings Co. - Class B (Diversified Consumer Services)	43	30,159
Granite Construction, Inc. (Construction & Engineering)	549	30,470
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	636	2,728
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	418	2,725
Gray Television, Inc. (Media)	1,051	6,043
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	816	5,386
Great Southern Bancorp, Inc. (Banks)	110	5,654
Green Brick Partners, Inc.* (Household Durables)	324	17,538
Green Dot Corp.* - Class A (Consumer Finance)	578	5,058
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	734	15,172
Greene County Bancorp, Inc. (Banks)	87	2,560
Greenlight Capital Re, Ltd.* - Class A (Insurance)	321	3,891
Greif, Inc. - Class A (Containers & Packaging)	303	18,567
Greif, Inc. - Class B (Containers & Packaging)	64	3,999
Grid Dynamics Holdings, Inc.* (IT Services)	700	6,839
Griffon Corp. (Building Products)	490	32,105
Grindr, Inc.* (Interactive Media & Services)	510	4,993
Gritstone bio, Inc.* (Biotechnology)	1,122	898
Group 1 Automotive, Inc. (Specialty Retail)	170	49,983
GrowGeneration Corp.* (Specialty Retail)	732	2,189
Guaranty Bancshares, Inc. (Banks)	101	2,902
Guardant Health, Inc.* (Health Care Providers & Services)	1,404	25,272
Guess?, Inc. (Specialty Retail)	350	9,373
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	136	21,585
H&E Equipment Services, Inc. (Trading Companies & Distributors)	400	19,316
H.B. Fuller Co. (Chemicals)	673	50,280
Haemonetics Corp.* (Health Care Equipment & Supplies)	624	57,376
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	284	1,451
Halozyme Therapeutics, Inc.* (Biotechnology)	1,615	61,532
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	208	2,825
Hamilton Lane, Inc. - Class A (Capital Markets)	455	50,832
Hancock Whitney Corp. (Banks)	1,080	49,021
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	4,378	19,964
Hanmi Financial Corp. (Banks)	379	5,799
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	1,366	34,164
HarborOne Bancorp, Inc. (Banks)	502	5,085
Harmonic, Inc.* (Communications Equipment)	1,369	14,703
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	400	12,364
Harrow, Inc.* (Pharmaceuticals)	377	3,842
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	505	1,929
Haverty Furniture Cos., Inc. (Specialty Retail)	182	5,606
Hawaiian Holdings, Inc.* (Passenger Airlines)	633	8,039
Hawkins, Inc. (Chemicals)	241	18,261
Haynes International, Inc. (Metals & Mining)	158	9,504
HBT Financial, Inc. (Banks)	165	3,045
HCI Group, Inc. (Insurance)	90	10,276
Health Catalyst, Inc.* (Health Care Technology)	710	4,416
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	926	9,834
HealthEquity, Inc.* (Health Care Providers & Services)	1,058	83,486
HealthStream, Inc. (Health Care Technology)	300	7,731
Heartland Express, Inc. (Ground Transportation)	583	5,795
Heartland Financial USA, Inc. (Banks)	526	22,150
Hecla Mining Co. (Metals & Mining)	7,601	35,953
Heidrick & Struggles International, Inc. (Professional Services)	246	7,252
Helen of Troy, Ltd.* (Household Durables)	296	27,442
Helios Technologies, Inc. (Machinery)	413	18,626
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,789	19,214
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,211	47,629
Herbalife, Ltd.* (Personal Care Products)	1,229	10,631
Herc Holdings, Inc. (Trading Companies & Distributors)	351	50,204
Heritage Commerce Corp. (Banks)	737	5,852
Heritage Financial Corp. (Banks)	431	7,646
Heron Therapeutics, Inc.* (Biotechnology)	1,288	2,988
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	502	1,466
Hibbett, Inc. (Specialty Retail)	145	12,505
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	149	2,117
Hillenbrand, Inc. (Machinery)	872	41,612

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
HilleVax, Inc.* (Biotechnology)	326	$4,303
Hillman Solutions Corp.* (Machinery)	2,428	23,212
Hilltop Holdings, Inc. (Banks)	581	17,000
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	981	40,848
Himalaya Shipping, Ltd. (Marine Transportation)	378	3,088
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,540	19,296
Hingham Institution For Savings The (Banks)	19	3,209
Hippo Holdings, Inc.* (Insurance)	133	2,845
HireQuest, Inc. (Professional Services)	67	859
HireRight Holdings Corp.* (Professional Services)	166	2,374
HNI Corp. (Commercial Services & Supplies)	574	24,079
Holley, Inc.* (Automobile Components)	657	2,641
Home Bancorp, Inc. (Banks)	89	3,115
Home BancShares, Inc. (Banks)	2,349	55,623
HomeStreet, Inc. (Banks)	226	2,769
HomeTrust Bancshares, Inc. (Banks)	182	4,677
Hooker Furnishings Corp. (Household Durables)	133	2,261
Hope Bancorp, Inc. (Banks)	1,436	14,389
Horace Mann Educators Corp. (Insurance)	511	18,835
Horizon Bancorp, Inc. (Banks)	537	6,165
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	61	9,018
Hub Group, Inc. - Class A (Air Freight & Logistics)	782	31,452
Hudson Pacific Properties, Inc. (Office REITs)	1,718	9,964
Hudson Technologies, Inc.* (Trading Companies & Distributors)	545	5,406
Humacyte, Inc.* (Biotechnology)	762	2,987
Huron Consulting Group, Inc.* (Professional Services)	231	21,538
Hyliion Holdings Corp.* (Machinery)	1,857	2,396
Hyster-Yale Materials Handling, Inc. (Machinery)	138	8,083
I3 Verticals, Inc.* - Class A (Financial Services)	280	6,359
i-80 Gold Corp.* (Metals & Mining)	2,455	2,897
IBEX Holdings, Ltd.* (Professional Services)	114	1,493
ICF International, Inc. (Professional Services)	233	33,620
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	359	13,922
Ideaya Biosciences, Inc.* (Biotechnology)	818	33,252
IDT Corp. - Class B (Diversified Telecommunication Services)	191	6,788
IES Holdings, Inc.* (Construction & Engineering)	101	13,647
IGM Biosciences, Inc.* (Biotechnology)	166	1,599
iHeartMedia, Inc.* - Class A (Media)	1,292	2,713
Ikena Oncology, Inc.* (Pharmaceuticals)	385	508
IMAX Corp.* (Entertainment)	559	8,950
Immersion Corp. (Technology Hardware, Storage & Peripherals)	384	2,792
Immuneering Corp.* - Class A (Biotechnology)	279	396
ImmunityBio, Inc.* (Biotechnology)	1,649	13,176
Immunovant, Inc.* (Biotechnology)	671	18,412
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	290	46,220
Inari Medical, Inc.* (Health Care Equipment & Supplies)	665	24,831
Independence Realty Trust, Inc. (Residential REITs)	2,807	44,267
Independent Bank Corp. (Banks)	248	6,153
Independent Bank Corp. (Banks)	550	27,632
Independent Bank Group, Inc. (Banks)	450	16,758
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,873	10,526
Infinera Corp.* (Communications Equipment)	2,482	11,963
Information Services Group, Inc. (IT Services)	437	1,473
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	229	1,720
Ingevity Corp.* (Chemicals)	455	23,269
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	177	12,700
Inhibrx, Inc.* (Biotechnology)	427	14,535
Inmode, Ltd.* (Health Care Equipment & Supplies)	963	16,554
Innodata, Inc.* (Professional Services)	327	1,910
Innospec, Inc. (Chemicals)	310	37,200
Innovage Holding Corp.* (Health Care Providers & Services)	236	838
INNOVATE Corp.* (Construction & Engineering)	868	609
Innovative Industrial Properties, Inc. (Industrial REITs)	348	35,983
Innoviva, Inc.* (Pharmaceuticals)	726	10,970
Inogen, Inc.* (Health Care Equipment & Supplies)	290	1,972
Inozyme Pharma, Inc.* (Biotechnology)	594	2,620
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	350	63,900
Insmed, Inc.* (Biotechnology)	1,718	42,469
Insperity, Inc. (Professional Services)	443	45,598
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	270	2,295
Installed Building Products, Inc. (Household Durables)	295	69,540
Insteel Industries, Inc. (Building Products)	233	7,479
Instructure Holdings, Inc.* (Software)	242	4,629
Intapp, Inc.* (Software)	495	15,305
Integer Holdings Corp.* (Health Care Equipment & Supplies)	413	46,103
Integral Ad Science Holding Corp.* (Media)	838	8,036
Intellia Therapeutics, Inc.* (Biotechnology)	1,115	23,861
Inter Parfums, Inc. (Personal Care Products)	228	26,535
InterDigital, Inc. (Software)	320	31,594
Interface, Inc. (Commercial Services & Supplies)	713	10,902
International Bancshares Corp. (Banks)	668	37,174
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,350	26,649
International Money Express, Inc.* (Financial Services)	392	7,930
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	506	27,977

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	146	$1,645
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	323	1,366
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,242	89,187
Intrepid Potash, Inc.* (Chemicals)	133	2,676
InvenTrust Properties Corp. (Retail REITs)	846	21,438
Invesco Mortgage Capital, Inc. (Mortgage REITs)	608	5,198
Investors Title Co. (Insurance)	15	2,406
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,036	17,408
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,950	34,751
iRadimed Corp. (Health Care Equipment & Supplies)	91	3,696
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	382	41,860
iRobot Corp.* (Household Durables)	341	2,919
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,724	13,361
Ispire Technology, Inc.* (Tobacco)	219	1,132
iTeos Therapeutics, Inc.* (Biotechnology)	308	3,308
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	532	2,383
Itron, Inc.* (Electronic Equipment, Instruments & Components)	567	52,232
Ivanhoe Electric, Inc.* (Metals & Mining)	796	8,040
J & J Snack Foods Corp. (Food Products)	187	25,673
J Jill, Inc.* (Specialty Retail)	56	1,396
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	245	13,982
Jackson Financial, Inc. - Class A (Financial Services)	993	67,843
JAKKS Pacific, Inc.* (Leisure Products)	92	1,740
James River Group Holdings, Ltd. (Insurance)	461	4,098
Jamf Holding Corp.* (Software)	880	17,134
Janus International Group, Inc.* (Building Products)	1,056	15,217
Janux Therapeutics, Inc.* (Biotechnology)	215	12,255
JBG SMITH Properties (Office REITs)	1,167	17,517
JELD-WEN Holding, Inc.* (Building Products)	1,059	21,710
JetBlue Airways Corp.* (Passenger Airlines)	4,181	23,749
Joby Aviation, Inc.* (Passenger Airlines)	3,468	17,513
John B Sanfilippo & Son, Inc. (Food Products)	112	11,166
John Bean Technologies Corp. (Machinery)	397	35,369
John Marshall Bancorp, Inc. (Banks)	155	2,561
John Wiley & Sons, Inc. - Class A (Media)	447	16,795
Johnson Outdoors, Inc. - Class A (Leisure Products)	68	2,789
Kadant, Inc. (Machinery)	146	39,973
Kaiser Aluminum Corp. (Metals & Mining)	198	17,917
Kaltura, Inc.* (Software)	1,070	1,316
KalVista Pharmaceuticals, Inc.* (Biotechnology)	389	4,415
Karat Packaging, Inc. (Trading Companies & Distributors)	85	2,304
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,409	1,451
KB Home (Household Durables)	848	54,916
Kearny Financial Corp. (Banks)	689	3,721
Kelly Services, Inc. - Class A (Professional Services)	389	8,924
Kennametal, Inc. (Machinery)	991	23,318
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,489	12,791
Keros Therapeutics, Inc.* (Biotechnology)	320	18,045
Kezar Life Sciences, Inc.* (Biotechnology)	888	732
Kforce, Inc. (Professional Services)	234	14,452
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	298	6,237
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	448	17,176
Kingsway Financial Services, Inc.* (Insurance)	142	1,264
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	395	7,394
Kite Realty Group Trust (Retail REITs)	2,708	59,033
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	733	6,898
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	158	1,048
Knife River Corp.* (Construction Materials)	704	55,046
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,104	17,476
Kodiak Gas Services, Inc. (Energy Equipment & Services)	197	5,354
Kodiak Sciences, Inc.* (Biotechnology)	404	1,297
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	699	43,379
Koppers Holdings, Inc. (Chemicals)	251	12,871
Korn Ferry (Professional Services)	649	39,407
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	428	929
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	5,679	32,200
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,791	31,916
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,089	13,776
Kronos Worldwide, Inc. (Chemicals)	274	3,137
Krystal Biotech, Inc.* (Biotechnology)	269	41,189
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	691	31,979
Kura Oncology, Inc.* (Biotechnology)	877	17,207
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	72	7,926
KVH Industries, Inc.* (Communications Equipment)	234	1,123
Kymera Therapeutics, Inc.* (Biotechnology)	507	17,045
Ladder Capital Corp. (Mortgage REITs)	1,409	15,119
Lakeland Bancorp, Inc. (Banks)	776	9,459
Lakeland Financial Corp. (Banks)	309	18,160
Lancaster Colony Corp. (Food Products)	243	46,368
Lands' End, Inc.* (Specialty Retail)	180	2,462
Landsea Homes Corp.* (Household Durables)	246	2,841
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	846	56,293
LanzaTech Global, Inc.* (Commercial Services & Supplies)	258	559
Larimar Therapeutics, Inc.* (Biotechnology)	324	2,232
Latham Group, Inc.* (Leisure Products)	484	1,355

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Laureate Education, Inc. (Diversified Consumer Services)	1,630	$23,635
La-Z-Boy, Inc. (Household Durables)	540	17,734
Lazydays Holdings, Inc.* (Specialty Retail)	96	340
LCI Industries (Automobile Components)	307	31,922
LCNB Corp. (Banks)	147	2,073
Legacy Housing Corp.* (Household Durables)	134	2,730
Legalzoom.com, Inc.* (Professional Services)	1,663	19,873
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	245	15,876
Lemonade, Inc.* (Insurance)	631	10,872
LendingClub Corp.* (Consumer Finance)	1,351	10,160
LendingTree, Inc.* (Consumer Finance)	133	6,420
LENZ Therapeutics, Inc.* (Biotechnology)	50	794
Leonardo DRS, Inc.* (Aerospace & Defense)	854	18,378
Leslie's, Inc.* (Specialty Retail)	2,210	8,685
Lexeo Therapeutics, Inc.* (Biotechnology)	128	1,594
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,152	1,774
LGI Homes, Inc.* (Household Durables)	259	23,292
Liberty Energy, Inc. (Energy Equipment & Services)	2,044	44,968
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	430	3,247
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	1,711	12,901
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	1,735	1,137
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	555	7,581
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,320	8,158
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	210	14,677
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,124	100,327
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,457	5,566
Limbach Holdings, Inc.* (Construction & Engineering)	115	5,213
Limoneira Co. (Food Products)	218	4,312
Lincoln Educational Services Corp.* (Diversified Consumer Services)	294	3,134
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	435	3,193
Lindsay Corp. (Machinery)	137	15,913
Lineage Cell Therapeutics, Inc.* (Biotechnology)	1,650	1,799
Lions Gate Entertainment Corp.* - Class A (Entertainment)	725	7,315
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,499	14,136
Liquidia Corp.* (Pharmaceuticals)	626	8,044
Liquidity Services, Inc.* (Commercial Services & Supplies)	287	4,954
LivaNova PLC* (Health Care Equipment & Supplies)	675	37,631
Live Oak Bancshares, Inc. (Banks)	418	13,510
LivePerson, Inc.* (Software)	976	489
LiveRamp Holdings, Inc.* (Software)	804	25,816
Livewire Group, Inc.* (Automobiles)	240	1,606
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	310	6,603
Loop Media, Inc.* (Entertainment)	490	150
LSB Industries, Inc.* (Chemicals)	667	6,203
LSI Industries, Inc. (Electrical Equipment)	349	5,095
LTC Properties, Inc. (Health Care REITs)	510	16,881
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	12,537	14,919
Luminar Technologies, Inc.* (Automobile Components)	3,621	5,323
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	406	836
Luxfer Holdings PLC (Machinery)	332	3,197
LXP Industrial Trust (Industrial REITs)	3,605	30,102
Lyell Immunopharma, Inc.* (Biotechnology)	2,158	4,683
M/I Homes, Inc.* (Household Durables)	335	38,934
Macatawa Bank Corp. (Banks)	327	4,578
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	689	70,244
MacroGenics, Inc.* (Biotechnology)	757	11,188
Madison Square Garden Entertainment Corp.* (Entertainment)	494	19,340
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	184	37,540
Magnite, Inc.* (Media)	1,683	14,862
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	2,200	55,154
Maiden Holdings, Ltd.* (Insurance)	1,130	2,350
MainStreet Bancshares, Inc. (Banks)	86	1,313
Malibu Boats, Inc.* - Class A (Leisure Products)	253	8,607
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	290	943
MannKind Corp.* (Biotechnology)	3,243	13,329
Marathon Digital Holdings, Inc.* (Software)	2,787	44,759
Marcus & Millichap, Inc. (Real Estate Management & Development)	295	9,343
Marine Products Corp. (Leisure Products)	104	1,118
MarineMax, Inc.* (Specialty Retail)	271	6,686
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	681	960
MarketWise, Inc. (Capital Markets)	401	626
Marqeta, Inc.* - Class A (Financial Services)	5,867	32,562
Marten Transport, Ltd. (Ground Transportation)	723	12,233
Masonite International Corp.* (Building Products)	273	36,186
Masterbrand, Inc.* (Building Products)	1,592	26,539
MasterCraft Boat Holdings, Inc.* (Leisure Products)	211	4,269
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,410	87,842
Materion Corp. (Metals & Mining)	256	29,425
Mativ Holdings, Inc. (Chemicals)	668	12,198
Matson, Inc. (Marine Transportation)	429	46,237
Matterport, Inc.* (Software)	3,223	14,826
Matthews International Corp. - Class A (Commercial Services & Supplies)	369	9,956
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	94	1,831
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,087	3,946

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	367	$716
Maximus, Inc. (Professional Services)	757	60,772
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	946	19,667
Mayville Engineering Co., Inc.* (Machinery)	139	1,913
MBIA, Inc. (Insurance)	560	3,522
McGrath RentCorp (Trading Companies & Distributors)	307	32,745
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	286	5,792
Medifast, Inc. (Personal Care Products)	133	3,661
MeiraGTx Holdings PLC* (Biotechnology)	406	1,981
Mercantile Bank Corp. (Banks)	195	7,036
Merchants Bancorp (Financial Services)	197	7,945
Mercury General Corp. (Insurance)	334	17,455
MeridianLink, Inc.* (Software)	318	5,304
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	707	52,389
Meritage Homes Corp. (Household Durables)	453	75,081
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	130	1,916
Mersana Therapeutics, Inc.* (Biotechnology)	1,379	4,371
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	64	6,789
Metallus, Inc.* (Metals & Mining)	532	10,938
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	419	5,108
Metrocity Bankshares, Inc. (Banks)	227	5,216
Metropolitan Bank Holding Corp.* (Banks)	129	5,121
MFA Financial, Inc. (Mortgage REITs)	1,272	13,470
MGE Energy, Inc. (Electric Utilities)	454	35,557
MGP Ingredients, Inc. (Beverages)	197	15,453
MicroStrategy, Inc.* (Software)	185	197,030
Microvast Holdings, Inc.* (Machinery)	2,735	1,072
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,375	3,444
Mid Penn Bancorp, Inc. (Banks)	177	3,581
Middlefield Banc Corp. (Banks)	98	2,104
Middlesex Water Co. (Water Utilities)	218	11,057
Midland States Bancorp, Inc. (Banks)	258	5,650
MidWestOne Financial Group, Inc. (Banks)	177	3,570
Miller Industries, Inc. (Machinery)	138	6,722
MillerKnoll, Inc. (Commercial Services & Supplies)	918	23,345
MiMedx Group, Inc.* (Biotechnology)	1,435	8,840
Minerals Technologies, Inc. (Chemicals)	405	29,520
Mineralys Therapeutics, Inc.* (Biotechnology)	242	2,965
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,492	27,088
Mirum Pharmaceuticals, Inc.* (Biotechnology)	307	7,709
Mission Produce, Inc.* (Food Products)	602	6,833
Mistras Group, Inc.* (Professional Services)	259	2,266
Mitek Systems, Inc.* (Software)	541	6,833
Model N, Inc.* (Software)	480	14,232
Modine Manufacturing Co.* (Automobile Components)	640	59,282
ModivCare, Inc.* (Health Care Providers & Services)	159	3,732
Moelis & Co. - Class A (Capital Markets)	831	40,785
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	167	11,318
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	578	1,266
Monro, Inc. (Specialty Retail)	369	10,055
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	830	2,988
Monte Rosa Therapeutics, Inc.* (Biotechnology)	385	2,048
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	351	15,240
Moog, Inc. - Class A (Aerospace & Defense)	359	57,105
Morphic Holding, Inc.* (Biotechnology)	475	12,953
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	191	4,865
Mr. Cooper Group, Inc.* (Financial Services)	803	61,992
MRC Global, Inc.* (Trading Companies & Distributors)	1,043	11,713
Mueller Industries, Inc. (Machinery)	1,395	77,868
Mueller Water Products, Inc. - Class A (Machinery)	1,930	30,571
Multiplan Corp.* (Health Care Technology)	4,785	3,109
Mural Oncology PLC* (Biotechnology)	207	766
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,809	80,753
MVB Financial Corp. (Banks)	141	2,534
Myers Industries, Inc. (Containers & Packaging)	455	9,965
MYR Group, Inc.* (Construction & Engineering)	205	34,081
Myriad Genetics, Inc.* (Biotechnology)	1,090	21,331
N-able, Inc.* (Software)	870	10,666
Nabors Industries, Ltd.* (Energy Equipment & Services)	114	8,211
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	53	1,460
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	593	5,313
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	413	16,809
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	35	2,261
National Bank Holdings Corp. - Class A (Banks)	459	15,023
National Bankshares, Inc. (Banks)	71	1,904
National Beverage Corp.* (Beverages)	295	13,128
National Health Investors, Inc. (Health Care REITs)	520	32,791
National HealthCare Corp. (Health Care Providers & Services)	155	14,085
National Presto Industries, Inc. (Aerospace & Defense)	64	5,247
National Research Corp. (Health Care Providers & Services)	179	6,131
National Vision Holdings, Inc.* (Specialty Retail)	966	16,828
National Western Life Group, Inc. - Class A (Insurance)	28	13,687

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	117	$1,914
Nature's Sunshine Products, Inc.* (Personal Care Products)	164	3,190
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	629	1,598
Navient Corp. (Consumer Finance)	1,038	15,591
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,409	6,101
NBT Bancorp, Inc. (Banks)	570	19,956
Nelnet, Inc. - Class A (Consumer Finance)	161	15,163
Neogen Corp.* (Health Care Equipment & Supplies)	2,709	33,402
NeoGenomics, Inc.* (Health Care Providers & Services)	1,584	22,049
NerdWallet, Inc.* - Class A (Consumer Finance)	420	5,279
Nerdy, Inc.* (Diversified Consumer Services)	807	2,090
NETGEAR, Inc.* (Communications Equipment)	360	5,321
NetScout Systems, Inc.* (Communications Equipment)	849	16,352
NETSTREIT Corp. (Retail REITs)	860	14,491
Neumora Therapeutics, Inc.* (Pharmaceuticals)	185	1,682
Nevro Corp.* (Health Care Equipment & Supplies)	447	4,729
New Jersey Resources Corp. (Gas Utilities)	1,209	52,821
New York Mortgage Trust, Inc. (Mortgage REITs)	1,132	7,754
Newmark Group, Inc. - Class A (Real Estate Management & Development)	1,687	16,145
Newpark Resources, Inc.* (Energy Equipment & Services)	931	6,461
NewtekOne, Inc. (Financial Services)	289	3,118
NexPoint Diversified Real Estate Trust (Diversified REITs)	397	2,374
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	101	1,309
NexPoint Residential Trust, Inc. (Residential REITs)	281	9,621
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	971	6,234
Nextdoor Holdings, Inc.* (Interactive Media & Services)	1,860	3,794
NextNav, Inc.* (Software)	697	6,350
NEXTracker, Inc.* - Class A (Electrical Equipment)	1,566	67,009
NI Holdings, Inc.* (Insurance)	101	1,502
Nicolet Bankshares, Inc. (Banks)	164	12,551
Nikola Corp.* (Machinery)	9,185	5,700
NioCorp Developments, Ltd.* (Metals & Mining)	27	55
Nkarta, Inc.* (Biotechnology)	376	2,512
NL Industries, Inc. (Commercial Services & Supplies)	105	862
nLight, Inc.* (Electronic Equipment, Instruments & Components)	557	6,344
NMI Holdings, Inc.* - Class A (Financial Services)	991	30,582
Noble Corp. PLC (Energy Equipment & Services)	1,401	62,176
Noodles & Co.* (Hotels, Restaurants & Leisure)	485	732
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,553	9,957
Northeast Bank (Banks)	84	4,344
Northeast Community Bancorp, Inc. (Banks)	155	2,446
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,095	44,665
Northfield Bancorp, Inc. (Banks)	494	4,120
Northrim Bancorp, Inc. (Banks)	67	3,203
Northwest Bancshares, Inc. (Banks)	1,585	16,801
Northwest Natural Holding Co. (Gas Utilities)	457	17,435
Northwest Pipe Co.* (Construction & Engineering)	122	3,861
Northwestern Energy Group, Inc. (Multi-Utilities)	767	38,687
Norwood Financial Corp. (Banks)	90	2,168
Novagold Resources, Inc.* (Metals & Mining)	3,008	8,723
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	445	69,643
Novavax, Inc.* (Biotechnology)	1,409	6,101
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	620	7,291
Nurix Therapeutics, Inc.* (Biotechnology)	592	7,116
NuScale Power Corp.* (Electrical Equipment)	696	4,037
Nuvalent, Inc.* - Class A (Biotechnology)	331	22,799
Nuvation Bio, Inc.* (Pharmaceuticals)	1,812	5,418
Nuvectis Pharma, Inc.* (Biotechnology)	92	559
NV5 Global, Inc.* (Professional Services)	173	16,131
NVE Corp. (Semiconductors & Semiconductor Equipment)	59	4,803
Oak Valley Bancorp (Banks)	84	2,029
Ocean Biomedical, Inc.* (Biotechnology)	109	153
Oceaneering International, Inc.* (Energy Equipment & Services)	1,250	28,638
OceanFirst Financial Corp. (Banks)	725	10,701
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,437	6,811
Ocwen Financial Corp.* (Financial Services)	80	1,867
Office Properties Income Trust (Office REITs)	600	1,212
OFG Bancorp (Banks)	574	20,727
O-I Glass, Inc.* (Containers & Packaging)	1,932	28,902
Oil States International, Inc.* (Energy Equipment & Services)	784	3,128
Oil-Dri Corp. of America (Household Products)	61	4,224
Old National Bancorp (Banks)	3,922	64,869
Old Second Bancorp, Inc. (Banks)	539	7,384
Olema Pharmaceuticals, Inc.* (Biotechnology)	334	3,397
Olo, Inc.* - Class A (Software)	1,287	6,178
Olympic Steel, Inc. (Metals & Mining)	122	7,756
Omega Flex, Inc. (Machinery)	40	2,650
Omega Therapeutics, Inc.* (Biotechnology)	304	678
Omeros Corp.* (Pharmaceuticals)	757	2,385
OmniAb, Inc.* (Life Sciences Tools & Services)	1,159	5,146
Omnicell, Inc.* (Health Care Equipment & Supplies)	559	14,987
ON24, Inc. (Software)	365	2,405

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
ONE Gas, Inc. (Gas Utilities)	687	$44,325
One Liberty Properties, Inc. (Diversified REITs)	202	4,628
OneSpan, Inc.* (Software)	498	5,388
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,038	13,203
OneWater Marine, Inc.* (Specialty Retail)	146	3,024
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	609	112,963
Ooma, Inc.* (Diversified Telecommunication Services)	300	2,118
Open Lending Corp.* (Capital Markets)	1,238	6,314
Opendoor Technologies, Inc.* (Real Estate Management & Development)	7,026	13,982
OPENLANE, Inc.* (Commercial Services & Supplies)	1,328	22,815
OPKO Health, Inc.* (Health Care Providers & Services)	5,015	6,118
OppFi, Inc. (Consumer Finance)	134	358
OptimizeRx Corp.* (Health Care Technology)	198	2,020
Optinose, Inc.* (Pharmaceuticals)	915	751
Option Care Health, Inc.* (Health Care Providers & Services)	2,084	62,291
Orange County Bancorp, Inc. (Banks)	64	2,765
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	895	4,735
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	182	803
Orchid Island Capital, Inc. (Mortgage REITs)	642	5,348
Organogenesis Holdings, Inc.* (Biotechnology)	874	2,054
ORIC Pharmaceuticals, Inc.* (Biotechnology)	485	4,283
Origin Bancorp, Inc. (Banks)	363	10,781
Origin Materials, Inc.* (Chemicals)	1,454	1,177
Orion Office REIT, Inc. (Office REITs)	701	2,187
Orion SA (Chemicals)	689	16,302
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	673	42,957
Orrstown Financial Services, Inc. (Banks)	127	3,330
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	437	5,681
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	197	5,837
Oscar Health, Inc.* - Class A (Insurance)	2,003	34,792
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	200	26,288
Otter Tail Corp. (Electric Utilities)	514	43,875
Outbrain, Inc.* (Interactive Media & Services)	502	2,033
Outfront Media, Inc. (Specialized REITs)	1,835	29,103
Outlook Therapeutics, Inc.* (Biotechnology)	98	874
Outset Medical, Inc.* (Health Care Equipment & Supplies)	622	1,574
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	725	4,408
Ovid Therapeutics, Inc.* (Biotechnology)	742	2,263
Owens & Minor, Inc.* (Health Care Providers & Services)	924	22,860
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	186	20,047
P10, Inc. - Class A (Capital Markets)	543	3,855
P3 Health Partners, Inc.* (Health Care Providers & Services)	517	278
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,134	5,171
Pacific Premier Bancorp, Inc. (Banks)	1,180	25,370
Pacira BioSciences, Inc.* (Pharmaceuticals)	567	14,884
Pactiv Evergreen, Inc. (Containers & Packaging)	498	7,590
PagerDuty, Inc.* (Software)	1,110	22,156
Pagseguro Digital, Ltd.* - Class A (Financial Services)	2,470	30,752
Palomar Holdings, Inc.* (Insurance)	304	23,916
PAM Transportation Services, Inc.* (Ground Transportation)	77	1,319
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	453	3,262
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	409	25,231
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	687	21,160
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	339	14,333
Paragon 28, Inc.* (Health Care Equipment & Supplies)	546	5,034
Paramount Group, Inc. (Office REITs)	2,302	10,681
Park Aerospace Corp. (Aerospace & Defense)	231	3,296
Park National Corp. (Banks)	179	23,576
Parke Bancorp, Inc. (Banks)	130	2,140
Park-Ohio Holdings Corp. (Machinery)	106	2,706
Parsons Corp.* (Professional Services)	513	40,276
Pathward Financial, Inc. (Banks)	324	16,320
Patria Investments, Ltd. - Class A (Capital Markets)	690	9,246
Patrick Industries, Inc. (Automobile Components)	263	27,481
Patterson Cos., Inc. (Health Care Providers & Services)	1,038	26,438
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,399	47,597
Payoneer Global, Inc.* (Financial Services)	3,296	16,282
Paysafe, Ltd.* (Financial Services)	403	5,731
Paysign, Inc.* (Financial Services)	407	1,872
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,372	73,086
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	142	8,800
PCB Bancorp (Banks)	135	1,966
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	385	11,581
PDS Biotechnology Corp.* (Biotechnology)	352	1,179
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,404	30,804
Peakstone Realty Trust (Office REITs)	450	6,287
Peapack-Gladstone Financial Corp. (Banks)	210	4,700
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,479	21,490
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,047	9,287
Penns Woods Bancorp, Inc. (Banks)	90	1,573
PennyMac Financial Services, Inc. (Financial Services)	318	27,234

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,082	$14,986
Peoples Bancorp, Inc. (Banks)	434	12,603
Peoples Financial Services Corp. (Banks)	86	3,257
PepGen, Inc.* (Biotechnology)	125	1,535
Perdoceo Education Corp. (Diversified Consumer Services)	813	14,878
Perella Weinberg Partners (Capital Markets)	523	7,803
Perficient, Inc.* (IT Services)	427	20,180
Performant Financial Corp.* (Commercial Services & Supplies)	852	2,266
Perimeter Solutions SA* (Chemicals)	1,877	13,139
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,673	95,022
Perpetua Resources Corp.* (Metals & Mining)	470	2,566
PetIQ, Inc.* (Health Care Providers & Services)	340	5,549
PetMed Express, Inc. (Specialty Retail)	256	1,011
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	399	3,603
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	255	4,259
Phillips Edison & Co., Inc. (Retail REITs)	1,497	48,952
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	759	20,804
Phreesia, Inc.* (Health Care Technology)	659	13,668
Piedmont Lithium, Inc.* (Metals & Mining)	223	2,732
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	1,537	10,590
Pioneer Bancorp, Inc.* (Banks)	145	1,284
Piper Sandler Cos. (Capital Markets)	216	42,291
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,183	9,300
PJT Partners, Inc. - Class A (Capital Markets)	295	27,875
Planet Labs PBC* (Professional Services)	2,180	3,684
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	470	4,155
Playstudios, Inc.* (Entertainment)	1,081	2,335
Plexus Corp.* (Electronic Equipment, Instruments & Components)	341	34,444
Pliant Therapeutics, Inc.* (Pharmaceuticals)	710	8,392
Plumas Bancorp (Banks)	68	2,391
Plymouth Industrial REIT, Inc. (Industrial REITs)	568	11,860
PMV Pharmaceuticals, Inc.* (Biotechnology)	511	920
PNM Resources, Inc. (Electric Utilities)	1,067	39,543
Ponce Financial Group, Inc.* (Banks)	242	1,946
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	564	6,915
Portland General Electric Co. (Electric Utilities)	1,265	54,687
Poseida Therapeutics, Inc.* (Biotechnology)	846	2,047
Postal Realty Trust, Inc. - Class A (Office REITs)	254	3,518
Potbelly Corp.* (Hotels, Restaurants & Leisure)	324	3,302
PotlatchDeltic Corp. (Specialized REITs)	984	39,369
Powell Industries, Inc. (Electrical Equipment)	116	16,588
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	707	47,171
PowerSchool Holdings, Inc.* (Software)	704	12,193
PRA Group, Inc.* (Consumer Finance)	480	11,419
Precigen, Inc.* (Biotechnology)	1,637	2,161
Preferred Bank (Banks)	159	12,035
Preformed Line Products Co. (Electrical Equipment)	30	3,631
Prelude Therapeutics, Inc.* (Biotechnology)	186	701
Premier Financial Corp. (Banks)	440	8,527
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	619	44,418
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	53	9
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	317	25,547
Prime Medicine, Inc.* (Biotechnology)	492	2,421
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	9	922
Primis Financial Corp. (Banks)	252	2,449
Primo Water Corp. (Beverages)	1,946	36,721
Primoris Services Corp. (Construction & Engineering)	661	30,803
Princeton Bancorp, Inc. (Banks)	63	1,836
Priority Technology Holdings, Inc.* (Financial Services)	221	709
Privia Health Group, Inc.* (Health Care Providers & Services)	1,400	25,760
ProAssurance Corp.* (Insurance)	634	8,470
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	502	26,596
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	323	2,348
PROG Holdings, Inc. (Consumer Finance)	551	18,315
Progress Software Corp. (Software)	549	27,351
Progyny, Inc.* (Health Care Providers & Services)	988	31,675
ProKidney Corp.* (Biotechnology)	560	1,156
ProPetro Holding Corp.* (Energy Equipment & Services)	1,174	10,237
PROS Holdings, Inc.* (Software)	556	18,209
Protagonist Therapeutics, Inc.* (Biotechnology)	710	17,828
Protalix BioTherapeutics, Inc.* (Biotechnology)	841	959
Prothena Corp. PLC* (Biotechnology)	524	10,658
Proto Labs, Inc.* (Machinery)	322	9,815
Provident Financial Services, Inc. (Banks)	913	13,403
PTC Therapeutics, Inc.* (Biotechnology)	896	28,806
PubMatic, Inc.* - Class A (Media)	519	11,646
Pulmonx Corp.* (Health Care Equipment & Supplies)	464	3,531
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	201	1,481
Pure Cycle Corp.* (Water Utilities)	259	2,471
PureCycle Technologies, Inc.* (Chemicals)	1,445	6,748
Purple Innovation, Inc.* (Household Durables)	682	1,037
Q2 Holdings, Inc.* (Software)	708	36,384
QCR Holdings, Inc. (Banks)	205	11,267
Quad/Graphics, Inc. (Commercial Services & Supplies)	381	1,711
Quaker Chemical Corp. (Chemicals)	173	32,270
Qualys, Inc.* (Software)	462	75,726

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Quanex Building Products Corp. (Building Products)	411	$13,653
Quanterix Corp.* (Life Sciences Tools & Services)	444	7,157
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,266	2,038
QuinStreet, Inc.* (Interactive Media & Services)	657	11,885
Quipt Home Medical Corp.* (Health Care Providers & Services)	510	1,836
Qurate Retail, Inc.* - Class B (Broadline Retail)	18	69
Rackspace Technology, Inc.* (IT Services)	788	1,355
Radian Group, Inc. (Financial Services)	1,911	57,082
Radiant Logistics, Inc.* (Air Freight & Logistics)	448	2,213
Radius Recycling, Inc. (Metals & Mining)	327	5,696
RadNet, Inc.* (Health Care Providers & Services)	749	36,327
Rallybio Corp.* (Biotechnology)	381	732
Ramaco Resources, Inc. - Class A (Metals & Mining)	277	4,343
Ramaco Resources, Inc. - Class B (Metals & Mining)	55	611
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	73,459
Ranger Energy Services, Inc. (Energy Equipment & Services)	182	1,791
Ranpak Holdings Corp.* (Containers & Packaging)	540	3,910
Rapid7, Inc.* (Software)	755	33,824
RAPT Therapeutics, Inc.* (Biotechnology)	368	2,834
Rayonier Advanced Materials, Inc.* (Chemicals)	794	2,962
RBB Bancorp (Banks)	204	3,623
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	109	5,533
RE/MAX Holdings, Inc. (Real Estate Management & Development)	217	1,523
Ready Capital Corp. (Mortgage REITs)	1,992	16,972
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	1,732	13,544
Red River Bancshares, Inc. (Banks)	59	2,667
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	191	1,442
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	592	31,446
Red Violet, Inc.* (Software)	138	2,316
Redfin Corp.* (Real Estate Management & Development)	1,375	7,714
Redwire Corp.* (Aerospace & Defense)	99	374
Redwood Trust, Inc. (Mortgage REITs)	1,638	9,058
REGENXBIO, Inc.* (Biotechnology)	511	7,844
Regional Management Corp. (Consumer Finance)	101	2,546
Relay Therapeutics, Inc.* (Biotechnology)	1,178	7,681
Remitly Global, Inc.* (Financial Services)	1,692	30,168
Renasant Corp. (Banks)	687	19,964
Reneo Pharmaceuticals, Inc.* (Biotechnology)	161	269
Rent The Runway, Inc.* - Class A (Specialty Retail)	32	325
Repay Holdings Corp.* (Financial Services)	1,032	10,495
Replimune Group, Inc.* (Biotechnology)	615	3,905
Republic Bancorp, Inc. - Class A (Banks)	106	5,376
Reservoir Media, Inc.* (Entertainment)	247	2,211
Resideo Technologies, Inc.* (Building Products)	1,822	35,584
Resources Connection, Inc. (Professional Services)	403	4,453
Retail Opportunity Investments Corp. (Retail REITs)	1,531	18,785
REV Group, Inc. (Machinery)	394	8,613
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,089	3,931
REVOLUTION Medicines, Inc.* (Biotechnology)	1,734	64,644
Revolve Group, Inc.* (Specialty Retail)	494	9,836
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	193	10,679
RGC Resources, Inc. (Gas Utilities)	101	2,083
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	663	26,361
Ribbon Communications, Inc.* (Communications Equipment)	1,105	3,503
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	150	1,580
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,129	2,235
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	112	2,904
Rimini Street, Inc.* (Software)	651	1,732
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,492	2,835
Riot Platforms, Inc.* (Software)	2,459	24,860
RLJ Lodging Trust (Hotel & Resort REITs)	1,908	20,988
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,521	13,239
Rocket Pharmaceuticals, Inc.* (Biotechnology)	780	16,786
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	86	2,216
Rogers Corp.* (Electronic Equipment, Instruments & Components)	215	25,604
RPC, Inc. (Energy Equipment & Services)	1,058	7,078
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	755	33,160
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	114	4,664
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	804	5,138
RXO, Inc.* (Ground Transportation)	1,445	27,325
RxSight, Inc.* (Health Care Equipment & Supplies)	353	18,402
Ryerson Holding Corp. (Metals & Mining)	350	9,993
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	726	76,579
S&T Bancorp, Inc. (Banks)	475	14,321
Sabra Health Care REIT, Inc. (Health Care REITs)	2,879	40,076
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,120	11,824
Safe Bulkers, Inc. (Marine Transportation)	825	4,117
Safehold, Inc. (Specialized REITs)	605	11,035
Safety Insurance Group, Inc. (Insurance)	179	14,243
Sage Therapeutics, Inc.* (Biotechnology)	657	9,159
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	287	1,119

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,334	$14,474
Sana Biotechnology, Inc.* (Biotechnology)	1,193	10,737
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	48	1,528
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	397	5,439
Sandy Spring Bancorp, Inc. (Banks)	545	11,145
Sangamo Therapeutics, Inc.* (Biotechnology)	1,853	954
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	685	41,559
Sapiens International Corp. N.V. (Software)	382	11,766
Saul Centers, Inc. (Retail REITs)	145	5,279
Savara, Inc.* (Biotechnology)	1,124	5,148
Savers Value Village, Inc.* (Broadline Retail)	322	5,319
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	307	12,777
Scholar Rock Holding Corp.* (Biotechnology)	716	10,504
Scholastic Corp. (Media)	320	11,398
Schrodinger, Inc.* (Health Care Technology)	678	16,530
Scilex Holding Co.* (Pharmaceuticals)	1,025	875
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	594	41,794
scPharmaceuticals, Inc.* (Pharmaceuticals)	360	1,609
Seacoast Banking Corp. of Florida (Banks)	1,048	24,177
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	300	3,666
Seadrill, Ltd.* (Energy Equipment & Services)	583	28,305
Security National Financial Corp.* - Class A (Financial Services)	157	1,033
Seer, Inc.* (Life Sciences Tools & Services)	730	1,518
Select Medical Holdings Corp. (Health Care Providers & Services)	1,293	36,682
Select Water Solutions, Inc. (Energy Equipment & Services)	993	9,175
Selective Insurance Group, Inc. (Insurance)	749	76,137
Selectquote, Inc.* (Insurance)	1,697	2,562
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	57	1,455
SEMrush Holdings, Inc.* - Class A (Software)	394	4,823
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	795	29,908
Seneca Foods Corp.* - Class A (Food Products)	60	3,485
Sensient Technologies Corp. (Chemicals)	523	38,294
Seres Therapeutics, Inc.* (Biotechnology)	1,224	1,212
Service Properties Trust (Hotel & Resort REITs)	2,052	12,579
ServisFirst Bancshares, Inc. (Banks)	633	37,322
SES AI Corp.* (Electrical Equipment)	1,554	2,455
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,432	19,089
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	470	49,749
Sharecare, Inc.* (Health Care Technology)	3,776	2,703
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	604	7,743
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	2,133	18,024
Shoe Carnival, Inc. (Specialty Retail)	226	7,557
Shore Bancshares, Inc. (Banks)	370	3,830
Shutterstock, Inc. (Interactive Media & Services)	306	13,069
SI-BONE, Inc.* (Health Care Equipment & Supplies)	494	7,044
Sierra Bancorp (Banks)	167	3,310
SIGA Technologies, Inc. (Pharmaceuticals)	572	5,022
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	269	1,493
Signet Jewelers, Ltd. (Specialty Retail)	543	53,230
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	395	47,989
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	477	9,273
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	289	8,878
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	117	1,714
Simmons First National Corp. - Class A (Banks)	1,544	26,387
Simpson Manufacturing Co., Inc. (Building Products)	534	92,857
Simulations Plus, Inc. (Health Care Technology)	197	8,934
Sinclair, Inc. (Media)	413	5,080
SiriusPoint, Ltd.* (Insurance)	885	10,425
SITE Centers Corp. (Retail REITs)	2,371	31,985
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	221	19,696
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	1,022	23,751
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	908	21,411
SJW Group (Water Utilities)	398	21,671
Skillsoft Corp.* (Professional Services)	55	395
Skyline Champion Corp.* (Household Durables)	673	50,468
Skyward Specialty Insurance Group, Inc.* (Insurance)	370	12,920
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	232	2,380
SkyWest, Inc.* (Passenger Airlines)	504	36,808
SKYX Platforms Corp.* (Electrical Equipment)	780	803
SL Green Realty Corp. (Office REITs)	806	40,163
Sleep Number Corp.* (Specialty Retail)	266	3,540
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,442	69,923
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	642	11,729
SmartFinancial, Inc. (Banks)	197	4,048
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,336	5,420
Smith & Wesson Brands, Inc. (Leisure Products)	569	9,656
Snap One Holdings Corp.* (Household Durables)	228	2,412
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	364	3,207
SolarWinds Corp. (Software)	642	7,075

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Solid Power, Inc.* (Automobile Components)	1,928	$3,258
Solo Brands, Inc.* - Class A (Leisure Products)	248	466
Sonic Automotive, Inc. - Class A (Specialty Retail)	182	10,527
Sonos, Inc.* (Household Durables)	1,540	26,026
SoundHound AI, Inc.* - Class A (Software)	1,717	7,280
SoundThinking, Inc.* (Software)	123	1,643
South Plains Financial, Inc. (Banks)	144	3,732
Southern First Bancshares, Inc.* (Banks)	96	2,479
Southern Missouri Bancorp, Inc. (Banks)	118	4,732
Southern States Bancshares, Inc. (Banks)	94	2,272
Southland Holdings, Inc.* (Construction & Engineering)	51	223
Southside Bancshares, Inc. (Banks)	357	9,518
SouthState Corp. (Banks)	947	71,687
Southwest Gas Holdings, Inc. (Gas Utilities)	776	57,904
SP Plus Corp.* (Commercial Services & Supplies)	243	12,408
SpartanNash Co. (Consumer Staples Distribution & Retail)	429	8,190
Sphere Entertainment Co.* (Entertainment)	331	12,863
Spire, Inc. (Gas Utilities)	649	40,102
Spirit Airlines, Inc. (Passenger Airlines)	1,365	4,818
Spok Holdings, Inc. (Wireless Telecommunication Services)	221	3,414
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	467	1,494
SpringWorks Therapeutics, Inc.* (Biotechnology)	851	39,733
Sprinklr, Inc.* - Class A (Software)	1,314	15,361
Sprout Social, Inc.* - Class A (Software)	603	30,421
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,268	83,725
SPS Commerce, Inc.* (Software)	457	79,458
SPX Technologies, Inc.* (Machinery)	549	66,874
Squarespace, Inc.* - Class A (IT Services)	707	24,645
STAAR Surgical Co.* (Health Care Equipment & Supplies)	611	28,082
Stagwell, Inc.* (Media)	1,034	6,152
Standard Motor Products, Inc. (Automobile Components)	256	8,218
Standex International Corp. (Machinery)	147	25,413
Star Holdings* (Diversified REITs)	161	1,914
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,152	13,859
Stellar Bancorp, Inc. (Banks)	605	13,431
Stem, Inc.* (Electrical Equipment)	1,772	3,260
Stepan Co. (Chemicals)	265	21,992
StepStone Group, Inc. - Class A (Capital Markets)	685	24,708
Sterling Bancorp, Inc.* (Banks)	271	1,282
Sterling Check Corp.* (Professional Services)	380	5,749
Sterling Infrastructure, Inc.* (Construction & Engineering)	372	37,795
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	919	37,137
Stewart Information Services Corp. (Insurance)	333	20,649
Stitch Fix, Inc.* - Class A (Specialty Retail)	1,114	2,362
Stock Yards Bancorp, Inc. (Banks)	337	15,013
Stoke Therapeutics, Inc.* (Biotechnology)	347	3,827
StoneCo, Ltd.* - Class A (Financial Services)	3,621	56,488
Stoneridge, Inc.* (Automobile Components)	329	4,928
StoneX Group, Inc.* (Capital Markets)	337	24,466
Strategic Education, Inc. (Diversified Consumer Services)	282	32,385
Stratus Properties, Inc.* (Real Estate Management & Development)	70	1,588
Stride, Inc.* (Diversified Consumer Services)	527	35,177
Sturm Ruger & Co., Inc. (Leisure Products)	217	10,032
Summit Financial Group, Inc. (Banks)	139	3,679
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,304	7,837
Summit Materials, Inc.* - Class A (Construction Materials)	1,486	57,805
Summit Therapeutics, Inc.* (Biotechnology)	1,442	5,667
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	533	7,094
SunCoke Energy, Inc. (Metals & Mining)	1,039	10,712
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,323	5,570
SunOpta, Inc.* (Food Products)	1,166	7,637
SunPower Corp.* (Electrical Equipment)	1,086	2,237
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,557	26,081
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	1,697	5,363
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	634	544,479
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	611	18,391
Surgery Partners, Inc.* (Health Care Providers & Services)	940	23,453
Surmodics, Inc.* (Health Care Equipment & Supplies)	171	4,393
Sutro Biopharma, Inc.* (Biotechnology)	758	2,573
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,217	27,346
SWK Holdings Corp.* (Financial Services)	46	798
Sylvamo Corp. (Paper & Forest Products)	445	27,813
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	491	44,170
Syndax Pharmaceuticals, Inc.* (Biotechnology)	979	20,686
System1, Inc.* (Interactive Media & Services)	408	698
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	292	4,021
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,730	22,801
Tanger, Inc. (Retail REITs)	1,302	36,912
Tango Therapeutics, Inc.* (Biotechnology)	555	4,274
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	389	4,328
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	101	4,290
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	362	11,378
Taylor Morrison Home Corp.* (Household Durables)	1,289	72,197
TechTarget, Inc.* (Media)	322	8,855
Teekay Corp.* (Oil, Gas & Consumable Fuels)	771	5,644

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	297	$17,306
TEGNA, Inc. (Media)	2,457	33,514
Tejon Ranch Co.* (Real Estate Management & Development)	260	4,363
Tela Bio, Inc.* (Health Care Equipment & Supplies)	202	910
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,231	19,266
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	7,271	3,127
Tenable Holdings, Inc.* (Software)	1,447	65,072
Tenaya Therapeutics, Inc.* (Biotechnology)	578	2,624
Tennant Co. (Machinery)	230	26,790
Terawulf, Inc.* (Software)	1,915	4,156
Terex Corp. (Machinery)	827	46,353
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	540	2,727
Terran Orbital Corp.* (Aerospace & Defense)	1,210	1,597
Terreno Realty Corp. (Industrial REITs)	1,116	60,654
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,559	6,688
Texas Capital Bancshares, Inc.* (Banks)	588	33,751
TG Therapeutics, Inc.* (Biotechnology)	1,724	23,550
The Aaron's Co., Inc. (Specialty Retail)	374	2,584
The Andersons, Inc. (Consumer Staples Distribution & Retail)	400	21,976
The Baldwin Insurance Group, Inc.* (Insurance)	749	19,953
The Bancorp, Inc.* (Banks)	640	19,162
The Bank of NT Butterfield & Son, Ltd. (Banks)	603	20,502
The Beauty Health Co.* (Personal Care Products)	1,007	3,253
The Brink's Co. (Commercial Services & Supplies)	556	48,628
The Buckle, Inc. (Specialty Retail)	380	14,208
The Cato Corp. - Class A (Specialty Retail)	217	1,046
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	594	20,505
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	438	14,489
The Children's Place, Inc.* (Specialty Retail)	149	1,037
The Duckhorn Portfolio, Inc.* (Beverages)	664	5,624
The E.W. Scripps Co.* - Class A (Media)	741	2,786
The Ensign Group, Inc. (Health Care Providers & Services)	679	80,365
The First Bancorp, Inc. (Banks)	121	2,672
The First Bancshares, Inc. (Banks)	382	9,145
The First of Long Island Corp. (Banks)	265	2,510
The GEO Group, Inc.* (Commercial Services & Supplies)	1,498	22,260
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,503	41,896
The Gorman-Rupp Co. (Machinery)	285	9,453
The Greenbrier Cos., Inc. (Machinery)	380	18,768
The Hackett Group, Inc. (IT Services)	311	6,746
The Hain Celestial Group, Inc.* (Food Products)	1,113	6,834
The Joint Corp.* (Health Care Providers & Services)	177	2,113
The Lovesac Co.* (Household Durables)	178	3,948
The Macerich Co. (Retail REITs)	2,689	37,001
The Manitowoc Co., Inc.* (Machinery)	433	5,239
The Marcus Corp. (Entertainment)	302	3,938
The ODP Corp.* (Specialty Retail)	397	20,211
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	268	1,436
The Pennant Group, Inc.* (Health Care Providers & Services)	354	7,402
The RMR Group, Inc. - Class A (Real Estate Management & Development)	192	4,554
The Shyft Group, Inc. (Machinery)	420	4,570
The Simply Good Foods Co.* (Food Products)	1,130	41,189
The St. Joe Co. (Real Estate Management & Development)	429	24,538
The Vita Coco Co., Inc.* (Beverages)	469	11,369
The York Water Co. (Water Utilities)	178	6,321
Theravance Biopharma, Inc.* (Pharmaceuticals)	604	5,098
Thermon Group Holdings, Inc.* (Electrical Equipment)	415	13,251
Third Coast Bancshares, Inc.* (Banks)	160	3,107
Third Harmonic Bio, Inc.* (Pharmaceuticals)	242	2,696
Thoughtworks Holding, Inc.* (IT Services)	1,152	2,673
ThredUp, Inc.* - Class A (Specialty Retail)	918	1,469
Thryv Holdings, Inc.* (Media)	385	8,859
Tidewater, Inc.* (Energy Equipment & Services)	578	53,089
Tile Shop Holdings, Inc.* (Specialty Retail)	358	2,406
Tilly's, Inc.* - Class A (Specialty Retail)	279	1,694
Timberland Bancorp, Inc. (Banks)	92	2,245
Tiptree, Inc. (Insurance)	299	4,763
Titan International, Inc.* (Machinery)	639	7,042
Titan Machinery, Inc.* (Trading Companies & Distributors)	256	5,699
Tompkins Financial Corp. (Banks)	172	7,565
Topgolf Callaway Brands Corp.* (Leisure Products)	1,790	28,676
Torrid Holdings, Inc.* (Specialty Retail)	151	766
Towne Bank (Banks)	873	22,585
Townsquare Media, Inc. - Class A (Media)	146	1,762
TPG RE Finance Trust, Inc. (Mortgage REITs)	859	6,296
TPI Composites, Inc.* (Electrical Equipment)	516	1,641
Traeger, Inc.* (Household Durables)	449	965
Transcat, Inc.* (Trading Companies & Distributors)	102	10,952
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	16	458
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	395	37,181
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	374	1,795
Travere Therapeutics, Inc.* (Biotechnology)	906	5,010
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	562	5,828
Tredegar Corp. (Metals & Mining)	332	2,118
TreeHouse Foods, Inc.* (Food Products)	632	23,732
Trevi Therapeutics, Inc.* (Pharmaceuticals)	525	1,538
Tri Pointe Homes, Inc.* (Household Durables)	1,196	44,073
TriCo Bancshares (Banks)	386	13,421

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
TriMas Corp. (Containers & Packaging)	516	$13,411
TriNet Group, Inc. (Professional Services)	398	39,947
Trinity Industries, Inc. (Machinery)	1,010	26,280
Trinseo PLC (Chemicals)	436	1,138
Triumph Financial, Inc.* (Banks)	276	19,419
Triumph Group, Inc.* (Aerospace & Defense)	802	10,715
Tronox Holdings PLC (Chemicals)	1,457	24,754
TruBridge, Inc.* (Health Care Technology)	178	1,406
TrueBlue, Inc.* (Professional Services)	378	3,939
TrueCar, Inc.* (Interactive Media & Services)	1,115	2,944
Trupanion, Inc.* (Insurance)	492	11,070
TrustCo Bank Corp. (Banks)	231	6,149
Trustmark Corp. (Banks)	757	22,407
TTEC Holdings, Inc. (Professional Services)	242	1,762
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,268	18,931
Tucows, Inc.* - Class A (IT Services)	123	2,173
Turning Point Brands, Inc. (Tobacco)	213	6,143
Turnstone Biologics Corp.* (Biotechnology)	193	502
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	203	2,862
Tutor Perini Corp.* (Construction & Engineering)	528	8,781
Twist Bioscience Corp.* (Biotechnology)	719	22,454
Two Harbors Investment Corp. (Mortgage REITs)	1,291	16,305
Tyra Biosciences, Inc.* (Biotechnology)	174	2,975
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	185	18,779
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	938	14,473
Udemy, Inc.* (Diversified Consumer Services)	1,115	11,172
UFP Industries, Inc. (Building Products)	747	84,187
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	88	18,123
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	554	23,174
UMB Financial Corp. (Banks)	551	43,893
UMH Properties, Inc. (Residential REITs)	757	12,051
UniFirst Corp. (Commercial Services & Supplies)	187	29,944
Unisys Corp.* (IT Services)	827	4,491
United Bankshares, Inc. (Banks)	1,628	52,845
United Community Banks, Inc. (Banks)	1,438	36,281
United Fire Group, Inc. (Insurance)	261	5,765
United Homes Group, Inc.* (Household Durables)	67	448
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	737	6,581
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	452	22,971
United States Lime & Minerals, Inc. (Construction Materials)	25	7,750
Uniti Group, Inc. (Specialized REITs)	2,964	17,043
Unitil Corp. (Multi-Utilities)	198	10,086
Unity Bancorp, Inc. (Banks)	89	2,396
Universal Corp. (Tobacco)	300	15,429
Universal Health Realty Income Trust (Health Care REITs)	160	5,765
Universal Insurance Holdings, Inc. (Insurance)	302	5,895
Universal Logistics Holdings, Inc. (Ground Transportation)	85	3,798
Universal Technical Institute, Inc.* (Diversified Consumer Services)	492	7,488
Univest Financial Corp. (Banks)	361	7,534
Upbound Group, Inc. (Specialty Retail)	665	20,622
Upstart Holdings, Inc.* (Consumer Finance)	923	20,426
Upwork, Inc.* (Professional Services)	1,555	18,194
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,790	32,333
Urban Edge Properties (Retail REITs)	1,429	23,907
Urban One, Inc.* (Media)	114	227
Urban One, Inc.* (Media)	143	222
Urban Outfitters, Inc.* (Specialty Retail)	794	30,934
UroGen Pharma, Ltd.* (Biotechnology)	345	4,768
USANA Health Sciences, Inc.* (Personal Care Products)	141	5,854
USCB Financial Holdings, Inc. (Banks)	131	1,459
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	42	2,780
Utz Brands, Inc. (Food Products)	896	16,155
V2X, Inc.* (Aerospace & Defense)	144	6,996
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,311	8,390
Valaris, Ltd.* (Energy Equipment & Services)	741	48,209
Valhi, Inc. (Chemicals)	30	443
Valley National Bancorp (Banks)	5,371	37,651
Value Line, Inc. (Capital Markets)	10	362
Vanda Pharmaceuticals, Inc.* (Biotechnology)	703	3,346
Varex Imaging Corp.* (Health Care Equipment & Supplies)	488	7,930
Varonis Systems, Inc.* (Software)	1,352	59,150
Vaxcyte, Inc.* (Biotechnology)	1,319	79,864
Vaxxinity, Inc.* - Class A (Biotechnology)	531	65
Vector Group, Ltd. (Tobacco)	1,808	18,713
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	632	22,335
Velo3D, Inc.* (Machinery)	1,144	303
Velocity Financial, Inc.* (Financial Services)	109	1,869
Ventyx Biosciences, Inc.* (Pharmaceuticals)	582	2,177
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	326	2,148
Vera Therapeutics, Inc.* (Biotechnology)	498	19,676
Veracyte, Inc.* (Biotechnology)	905	17,711
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	8	39
Vericel Corp.* (Biotechnology)	592	27,155
Verint Systems, Inc.* (Software)	761	23,043
Veris Residential, Inc. (Residential REITs)	984	14,179
Veritex Holdings, Inc. (Banks)	652	12,701
Veritone, Inc.* (Software)	330	1,079
Verra Mobility Corp.* (Professional Services)	1,702	40,133
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	260	1,811
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	813	1,057
Verve Therapeutics, Inc.* (Biotechnology)	819	4,922

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Viad Corp.* (Commercial Services & Supplies)	253	$8,723
Viant Technology, Inc.* - Class A (Software)	185	1,626
Viavi Solutions, Inc.* (Communications Equipment)	2,752	21,741
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	1,267	356
Vicor Corp.* (Electrical Equipment)	276	8,937
Victory Capital Holdings, Inc. - Class A (Capital Markets)	334	16,987
Viemed Healthcare, Inc.* (Health Care Providers & Services)	425	3,481
Vigil Neuroscience, Inc.* (Biotechnology)	201	525
Viking Therapeutics, Inc.* (Biotechnology)	1,272	101,225
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	110	3,077
Vimeo, Inc.* (Interactive Media & Services)	1,916	6,878
Vir Biotechnology, Inc.* (Biotechnology)	1,041	8,807
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	4,445	3,868
Virginia National Bankshares Corp. (Banks)	58	1,636
Viridian Therapeutics, Inc.* (Biotechnology)	618	8,195
Virtus Investment Partners, Inc. (Capital Markets)	85	18,642
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,583	36,631
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	154	5,082
Vista Outdoor, Inc.* (Leisure Products)	719	25,230
Visteon Corp.* (Automobile Components)	343	37,946
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	290	15,376
Vital Farms, Inc.* (Food Products)	386	10,329
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	312	6,923
Vivid Seats, Inc.* - Class A (Entertainment)	929	4,887
Vizio Holding Corp.* - Class A (Household Durables)	955	10,123
Vor BioPharma, Inc.* (Biotechnology)	476	819
VOXX International Corp.* (Household Durables)	146	861
Voyager Therapeutics, Inc.* (Biotechnology)	490	3,832
VSE Corp. (Commercial Services & Supplies)	163	12,725
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	735	978
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	1,224	2,754
Wabash National Corp. (Machinery)	573	13,242
WaFd, Inc. (Banks)	845	22,891
Waldencast PLC* - Class A (Personal Care Products)	346	1,685
Walker & Dunlop, Inc. (Financial Services)	396	36,285
Warby Parker, Inc.* - Class A (Specialty Retail)	1,070	12,562
Warrior Met Coal, Inc. (Metals & Mining)	644	44,017
Washington Trust Bancorp, Inc. (Banks)	211	5,372
Waterstone Financial, Inc. (Financial Services)	216	2,449
Watts Water Technologies, Inc. - Class A (Machinery)	340	67,476
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	915	4,511
WD-40 Co. (Household Products)	169	38,216
Weatherford International PLC* (Energy Equipment & Services)	886	109,528
Weave Communications, Inc.* (Software)	428	4,575
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	205	12,942
Werner Enterprises, Inc. (Ground Transportation)	788	26,950
WesBanco, Inc. (Banks)	718	19,386
West Bancorp, Inc. (Banks)	201	3,268
Westamerica Bancorp (Banks)	322	14,989
Westrock Coffee Co.* (Food Products)	353	3,579
Weyco Group, Inc. (Distributors)	74	2,172
Whitestone REIT (Retail REITs)	605	6,958
WideOpenWest, Inc.* (Media)	623	2,224
Willdan Group, Inc.* (Professional Services)	153	4,313
Willis Lease Finance Corp.* (Trading Companies & Distributors)	37	1,799
Winmark Corp. (Specialty Retail)	36	12,936
Winnebago Industries, Inc. (Automobiles)	353	21,737
WisdomTree, Inc. (Capital Markets)	1,716	15,272
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	966	10,375
Workhorse Group, Inc.* (Automobiles)	2,836	429
Workiva, Inc.* (Software)	618	48,698
World Acceptance Corp.* (Consumer Finance)	51	7,016
World Kinect Corp. (Oil, Gas & Consumable Fuels)	743	17,461
Worthington Enterprises, Inc. (Household Durables)	383	21,892
Worthington Steel, Inc. (Metals & Mining)	383	11,793
WSFS Financial Corp. (Banks)	751	32,090
WW International, Inc.* (Diversified Consumer Services)	679	1,229
X4 Pharmaceuticals, Inc.* (Biotechnology)	1,558	1,745
Xencor, Inc.* (Biotechnology)	721	15,098
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,314	18,225
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,655	2,896
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,455	19,337
XOMA Corp.* (Biotechnology)	91	2,306
Xometry, Inc.* - Class A (Trading Companies & Distributors)	422	7,541
XPEL, Inc.* (Automobile Components)	281	14,767
Xperi, Inc.* (Software)	540	5,675
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	289	3,685
Yelp, Inc.* (Interactive Media & Services)	828	33,318
Yext, Inc.* (Software)	1,331	7,307
Y-mAbs Therapeutics, Inc.* (Biotechnology)	458	6,966
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	724	8,007
Zeta Global Holdings Corp.* - Class A (Software)	1,747	21,593
Zevia PBC* - Class A (Beverages)	316	272
Zevra Therapeutics, Inc.* (Pharmaceuticals)	453	2,075
Ziff Davis, Inc.* (Interactive Media & Services)	570	28,563

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Zimvie, Inc.* (Health Care Equipment & Supplies)	321	$4,879
ZipRecruiter, Inc.* (Interactive Media & Services)	841	8,645
Zumiez, Inc.* (Specialty Retail)	198	3,406
Zuora, Inc.* - Class A (Software)	1,687	16,634
Zura Bio, Ltd.* (Biotechnology)	212	905
Zurn Elkay Water Solutions Corp. (Building Products)	1,841	57,586
Zymeworks, Inc.* (Biotechnology)	696	5,972
Zynex, Inc.* (Health Care Equipment & Supplies)	226	2,479
TOTAL COMMON STOCKS
(Cost $19,036,413)		30,756,682

Rights (NM)
Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	1,656	298
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	750	–
TOTAL RIGHTS
(Cost $–)		298

Trust  (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(a)(b)  (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $11,626,673	$11,625,000	$11,625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,625,000)		11,625,000
TOTAL INVESTMENT SECURITIES
(Cost $30,661,413) - 101.1%		42,381,980
Net other assets (liabilities) - (1.1)%		(459,282)
NET ASSETS - 100.0%		$41,922,698

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $9,668,000.
NM	Not meaningful, amount is less than 0.05%.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	35	6/24/24	$3,474,800	$(170,551)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	5/28/24	5.38%	$4,882,375	$(112,451)
Russell 2000 Index	Goldman Sachs International	5/28/24	5.73%	26,059,560	(566,671)
				$30,941,935	$(679,122)

iShares Russell 2000 ETF	UBS AG	5/28/24	5.13%	$7,998,208	$(166,918)
Russell 2000 Index	UBS AG	5/28/24	5.68%	10,917,696	(234,498)
				$18,915,904	$(401,416)
				$49,857,839	$(1,080,538)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Aerospace & Defense	$269,765	0.6%
Air Freight & Logistics	48,916	0.1%
Automobile Components	406,889	1.0%
Automobiles	23,772	0.1%
Banks	2,605,744	6.2%
Beverages	131,300	0.3%
Biotechnology	2,334,405	5.6%
Broadline Retail	26,615	0.1%
Building Products	640,358	1.5%
Capital Markets	440,543	1.1%
Chemicals	611,773	1.5%
Commercial Services & Supplies	500,712	1.2%
Communications Equipment	143,832	0.3%
Construction & Engineering	626,814	1.5%
Construction Materials	120,601	0.3%
Consumer Finance	229,145	0.5%
Consumer Staples Distribution & Retail	192,607	0.5%
Containers & Packaging	86,344	0.2%
Distributors	2,172	NM
Diversified Consumer Services	346,367	0.8%
Diversified REITs	176,207	0.4%
Diversified Telecommunication Services	138,533	0.3%
Electric Utilities	220,002	0.5%
Electrical Equipment	421,348	1.0%
Electronic Equipment, Instruments & Components	841,137	2.0%
Energy Equipment & Services	815,078	1.9%
Entertainment	125,820	0.3%
Financial Services	750,955	1.8%
Food Products	284,222	0.7%
Gas Utilities	288,898	0.7%
Ground Transportation	123,809	0.3%
Health Care Equipment & Supplies	830,278	2.0%
Health Care Providers & Services	766,964	1.8%
Health Care REITs	154,350	0.4%
Health Care Technology	104,984	0.3%
Hotel & Resort REITs	254,371	0.6%
Hotels, Restaurants & Leisure	660,953	1.6%
Household Durables	679,560	1.6%
Household Products	95,690	0.2%
Independent Power and Renewable Electricity Producers	54,433	0.1%
Industrial Conglomerates	6,573	NM
Industrial REITs	138,599	0.3%
Insurance	594,444	1.4%
Interactive Media & Services	192,728	0.5%
IT Services	135,428	0.3%
Leisure Products	126,490	0.3%
Life Sciences Tools & Services	68,124	0.2%
Machinery	1,110,757	2.6%
Marine Transportation	96,361	0.2%
Media	180,775	0.4%
Metals & Mining	609,769	1.5%
Mortgage REITs	325,905	0.8%
Multi-Utilities	130,123	0.3%
Office REITs	212,847	0.5%
Oil, Gas & Consumable Fuels	1,503,802	3.6%
Paper & Forest Products	37,744	0.1%
Passenger Airlines	114,003	0.3%
Personal Care Products	285,016	0.7%
Pharmaceuticals	499,672	1.2%
Professional Services	770,216	1.8%
Real Estate Management & Development	192,001	0.5%
Residential REITs	126,870	0.3%
Retail REITs	355,208	0.8%
Semiconductors & Semiconductor Equipment	946,392	2.3%
Software	1,841,072	4.4%
Specialized REITs	134,215	0.3%
Specialty Retail	833,753	2.0%
Technology Hardware, Storage & Peripherals	598,901	1.4%
Textiles, Apparel & Luxury Goods	163,919	0.4%
Tobacco	41,417	0.1%
Trading Companies & Distributors	656,302	1.6%
Water Utilities	121,143	0.3%
Wireless Telecommunication Services	30,145	0.1%
Other **	11,165,718	26.6%
Total	$41,922,698	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Repurchase Agreements(a)(b)  (330.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $12,219,758	$12,218,000	$12,218,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,218,000)		12,218,000
TOTAL INVESTMENT SECURITIES
(Cost $12,218,000) - 330.6%		12,218,000
Net other assets (liabilities)(c) - (230.6)%		(8,522,396)
NET ASSETS - 100.0%		$3,695,604

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $225,000.
(c)	Amount includes $(8,404,831) of net capital redemptions.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25%, due 2/15/54	Citibank North America	5/15/24	5.50%	$3,259,903	$(133,005)
30-Year U.S. Treasury Bond, 4.25%, due 2/15/54	Societe' Generale	5/15/24	5.57%	1,300,298	(15,359)
				$4,560,201	$(148,364)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Common Stocks  (73.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,480	$73,704
Ameren Corp. (Multi-Utilities)	1,524	112,578
American Electric Power Co., Inc. (Electric Utilities)	3,050	262,392
American Water Works Co., Inc. (Water Utilities)	1,129	138,099
Atmos Energy Corp. (Gas Utilities)	875	103,163
CenterPoint Energy, Inc. (Multi-Utilities)	3,660	106,652
CMS Energy Corp. (Multi-Utilities)	1,707	103,461
Consolidated Edison, Inc. (Multi-Utilities)	2,002	188,989
Constellation Energy Corp. (Electric Utilities)	1,852	344,361
Dominion Energy, Inc. (Multi-Utilities)	4,852	247,355
DTE Energy Co. (Multi-Utilities)	1,197	132,053
Duke Energy Corp. (Electric Utilities)	4,471	439,320
Edison International (Electric Utilities)	2,224	158,037
Entergy Corp. (Electric Utilities)	1,226	130,777
Evergy, Inc. (Electric Utilities)	1,332	69,863
Eversource Energy (Electric Utilities)	2,026	122,816
Exelon Corp. (Electric Utilities)	5,772	216,912
FirstEnergy Corp. (Electric Utilities)	2,995	114,828
NextEra Energy, Inc. (Electric Utilities)	11,897	796,743
NiSource, Inc. (Multi-Utilities)	2,397	66,780
NRG Energy, Inc. (Electric Utilities)	1,309	95,125
PG&E Corp. (Electric Utilities)	12,372	211,685
Pinnacle West Capital Corp. (Electric Utilities)	657	48,388
PPL Corp. (Electric Utilities)	4,274	117,364
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,889	199,572
Sempra (Multi-Utilities)	3,650	261,450
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,883	69,506
The Southern Co. (Electric Utilities)	6,324	464,814
WEC Energy Group, Inc. (Multi-Utilities)	1,829	151,149
Xcel Energy, Inc. (Electric Utilities)	3,200	171,936
TOTAL COMMON STOCKS
(Cost $2,165,037)		5,719,872

Repurchase Agreements(a)(b)  (30.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.12%-5.20%, dated 4/30/24, due 5/1/24, total to be received $2,361,340	$2,361,000	$2,361,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,361,000)		2,361,000
TOTAL INVESTMENT SECURITIES
(Cost $4,526,037) - 103.7%		8,080,872
Net other assets (liabilities) - (3.7)%		(289,135)
NET ASSETS - 100.0%		$7,791,737

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2024, the aggregate amount held in a segregated account was $1,313,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	5/23/24	5.93%	$4,313,067	$18,912
S&P Utilities Select Sector Index	UBS AG	5/23/24	5.68%	1,681,320	10,065
				$5,994,387	$28,977

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2024:

	Value	% of Net Assets
Electric Utilities	$3,839,065	49.3%
Gas Utilities	103,163	1.3%
Independent Power and Renewable Electricity Producers	69,506	0.9%
Multi-Utilities	1,570,039	20.1%
Water Utilities	138,099	1.8%
Other **	2,071,865	26.6%
Total	$7,791,737	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2024 (unaudited) :: APPENDIX ::

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of April 30, 2024, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 5.19%, dated 4/30/24, due 5/1/24(1)	HSBC Securities (USA), Inc., 5.20%, dated 4/30/24, due 5/1/24(2)	Natwest Markets, PLC, 5.18%, dated 4/30/24, due 5/1/24(3)	RBC Capital Markets, LLC, 5.17%, dated 4/30/24, due 5/1/24(4)	Societe Generale, 5.18%, dated 4/30/24, due 5/1/24(5)	UMB Bank, N.A., 5.12%, dated 4/30/24, due 5/1/24(6)
Access Flex Bear High Yield ProFund	$18,000	$6,000	$19,000	$9,000	$23,000	$5,000
Access Flex High Yield ProFund	784,000	254,000	823,000	392,000	980,000	112,000
Banks UltraSector ProFund	468,000	151,000	491,000	233,000	586,000	75,000
Bear ProFund	1,218,000	394,000	1,280,000	609,000	1,524,000	178,000
Biotechnology UltraSector ProFund	4,239,000	1,377,000	4,451,000	2,119,000	5,299,000	601,000
Bitcoin Strategy ProFund	—	—	—	—	—	139,078,655
Bull ProFund	1,738,000	564,000	1,825,000	868,000	2,172,000	251,000
Communication Services UltraSector ProFund	278,000	90,000	293,000	138,000	348,000	46,000
Consumer Discretionary UltraSector ProFund	2,192,000	711,000	2,301,000	1,096,000	2,740,000	311,000
Consumer Staples UltraSector ProFund	91,000	28,000	95,000	45,000	113,000	20,000
Energy UltraSector ProFund	1,680,000	545,000	1,764,000	839,000	2,100,000	241,000
Europe 30 ProFund	18,000	5,000	18,000	9,000	22,000	5,000
Falling U.S. Dollar ProFund	216,000	70,000	227,000	107,000	271,000	35,000
Financials UltraSector ProFund	1,922,000	624,000	2,017,000	960,000	2,403,000	277,000
Health Care UltraSector ProFund	628,000	203,000	659,000	313,000	786,000	95,000
Industrials UltraSector ProFund	1,293,000	419,000	1,356,000	646,000	1,616,000	188,000
Internet UltraSector ProFund	3,614,000	1,173,000	3,795,000	1,806,000	4,518,000	514,000
Large-Cap Growth ProFund	3,000	1,000	3,000	1,000	4,000	3,000
Large-Cap Value ProFund	12,000	4,000	13,000	6,000	15,000	3,000
Materials UltraSector ProFund	486,000	157,000	511,000	243,000	608,000	75,000
Mid-Cap Growth ProFund	8,000	2,000	8,000	4,000	10,000	4,000
Mid-Cap ProFund	1,469,000	476,000	1,542,000	734,000	1,836,000	210,000
Mid-Cap Value ProFund	—	—	—	—	—	1,000
Nasdaq-100 ProFund	15,097,000	4,906,000	15,852,000	7,547,000	18,871,000	2,120,000
Oil & Gas Equipment & Services UltraSector ProFund	649,000	210,000	682,000	324,000	813,000	98,000
Pharmaceuticals UltraSector ProFund	168,000	54,000	177,000	83,000	212,000	31,000
Precious Metals UltraSector ProFund	1,193,000	387,000	1,252,000	596,000	1,491,000	174,000
Real Estate UltraSector ProFund	208,000	68,000	220,000	103,000	262,000	38,000
Rising Rates Opportunity ProFund	3,923,000	1,274,000	4,118,000	1,961,000	4,903,000	553,000
Rising Rates Opportunity 10 ProFund	514,000	166,000	539,000	257,000	642,000	80,000
Rising U.S. Dollar ProFund	2,741,000	890,000	2,878,000	1,370,000	3,426,000	388,000
Semiconductor UltraSector ProFund	9,541,000	3,100,000	10,018,000	4,770,000	11,927,000	1,343,000
Short Bitcoin Strategy ProFund	—	—	—	—	—	1,243,968
Short Energy ProFund	113,000	36,000	120,000	56,000	142,000	22,000
Short Nasdaq-100 ProFund	374,000	121,000	392,000	186,000	467,000	60,000
Short Precious Metals ProFund	1,275,000	413,000	1,339,000	637,000	1,594,000	185,000
Short Real Estate ProFund	439,000	141,000	461,000	219,000	550,000	68,000
Short Small-Cap ProFund	299,000	97,000	314,000	149,000	374,000	46,000
Small-Cap Growth ProFund	5,000	1,000	5,000	2,000	6,000	3,000
Small-Cap ProFund	236,000	76,000	249,000	118,000	297,000	41,000
Technology UltraSector ProFund	4,039,000	1,312,000	4,242,000	2,019,000	5,050,000	574,000
UltraBear ProFund	1,482,000	481,000	1,556,000	740,000	1,853,000	217,000
UltraBull ProFund	7,404,000	2,405,000	7,775,000	3,701,000	9,257,000	1,044,000
UltraChina ProFund	806,000	261,000	845,000	402,000	1,007,000	121,000
UltraDow 30 ProFund	1,446,000	469,000	1,519,000	723,000	1,808,000	206,000
UltraEmerging Markets ProFund	339,000	110,000	356,000	169,000	424,000	56,000
UltraInternational ProFund	952,000	308,000	1,000,000	476,000	1,190,000	140,000
UltraJapan ProFund	6,296,000	2,046,000	6,611,000	3,148,000	7,870,000	883,000
UltraLatin America ProFund	431,000	140,000	453,000	215,000	539,000	69,000
UltraMid-Cap ProFund	3,189,000	1,035,000	3,347,000	1,594,000	3,987,000	453,000
UltraNasdaq-100 ProFund	49,840,000	16,197,000	52,333,000	24,920,000	62,301,000	6,979,000
UltraShort China ProFund	956,000	310,000	1,004,000	477,000	1,195,000	138,000
UltraShort Dow 30 ProFund	434,000	139,000	456,000	216,000	542,000	69,000
UltraShort Emerging Markets ProFund	70,000	21,000	74,000	34,000	87,000	18,000
UltraShort International ProFund	400,000	129,000	420,000	200,000	500,000	64,000
UltraShort Japan ProFund	47,000	15,000	50,000	23,000	59,000	10,000
UltraShort Latin America ProFund	245,000	78,000	257,000	121,000	306,000	43,000
UltraShort Mid-Cap ProFund	124,000	39,000	131,000	61,000	155,000	24,000
UltraShort Nasdaq-100 ProFund	3,317,000	1,077,000	3,482,000	1,658,000	4,147,000	473,000
UltraShort Small-Cap ProFund	889,000	288,000	933,000	443,000	1,112,000	133,000
UltraSmall-Cap ProFund	2,724,000	885,000	2,861,000	1,362,000	3,406,000	387,000
U.S. Government Plus ProFund	2,864,000	929,000	3,007,000	1,432,000	3,580,000	406,000
Utilities UltraSector ProFund	551,000	177,000	580,000	275,000	691,000	87,000
	$147,995,000	$48,045,000	$155,399,000	$73,964,000	$185,017,000	$161,416,623

2 :: APPENDIX :: April 30, 2024 (unaudited)

Each repurchase agreement was fully collateralized by U.S. government securities as of April 30, 2024 as follows:

(1)	U.S. Treasury Notes, 2.875%, due 4/30/2029, total value $151,027,161.
(2)	U.S. Treasury Bonds, 4.625%, due 2/15/2040, total value $49,013,603.
(3)	U.S. Treasury Notes, 2.75%, due 8/15/2032, U.S. Treasury Bonds, 1.375%, due 8/15/2050, which had an aggregate value of $158,514,107.
(4)	U.S. Treasury Floating Rate Notes, coupon rate in effect at 4/30/2024, 5.46%, due 10/31/2024, total value $75,451,730.
(5)	U.S. Treasury Notes, 1.25% to 3.375%, due 8/15/2031 to 5/15/2033, which had an aggregate value of $188,723,824.
(6)	U.S. Treasury Notes, 2.50% to 4.00%, due 5/15/2024 to 2/29/2028, which had an aggregate value of $164,652,533.

Reverse Repurchase Agreements

As of April 30, 2024, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	5.60%	$(109,871,300)	5/1/2024	$(109,871,300)	$(109,888,391)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	5.60%	(499,415)	5/1/2024	(499,415)	(499,493)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(7)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(109,888,391)	$109,888,391
Short Bitcoin Strategy ProFund	UMB Bank N.A.	(499,493)	499,414

(7) Represents gross value and accrued interest for the counterparty as reported in the preceding table.